USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Aggressive Growth Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.3%)
Communication Services (12.2%):
Activision Blizzard, Inc.	522,024	$39,532
Alphabet, Inc. Class C (a)	50,115	81,236
Facebook, Inc. Class A (a)	303,310	79,804
Netflix, Inc. (a)	14,797	7,040
Twitter, Inc. (a)	458,041	18,945
		226,557
Consumer Discretionary (18.0%):
Alibaba Group Holding Ltd., ADR (a)	108,893	33,179
Amazon.com, Inc. (a)	46,586	141,443
Booking Holdings, Inc. (a)	5,869	9,522
Burlington Stores, Inc. (a)	138,347	26,781
Chipotle Mexican Grill, Inc. (a)	10,573	12,703
Lululemon Athletica, Inc. (a)	100,326	32,033
NIKE, Inc. Class B	209,259	25,128
Target Corp.	91,427	13,917
Tesla, Inc. (a)	36,642	14,219
The Home Depot, Inc.	60,829	16,224
The TJX Cos., Inc.	175,038	8,892
		334,041
Consumer Staples (1.3%):
Church & Dwight Co., Inc.	67,972	6,008
Constellation Brands, Inc. Class A	53,485	8,837
The Boston Beer Co., Inc. Class A (a)	8,979	9,331
		24,176
Electronic Equipment, Instruments & Components (0.5%):
Amphenol Corp. Class A	81,032	9,144

Financials (1.3%):
MSCI, Inc.	69,578	24,341

Health Care (14.5%):
Align Technology, Inc. (a)	29,242	12,459
Ascendis Pharma A/S, ADR (a)	30,675	5,011
bluebird bio, Inc. (a)	97,046	5,018
Bristol-Myers Squibb Co.	3,668	214
Charles River Laboratories International, Inc. (a)	66,511	15,145
DexCom, Inc. (a)	7,131	2,279
Edwards Lifesciences Corp. (a)	340,469	24,408
Eli Lilly & Co.	704	92
Exact Sciences Corp. (a)	61,775	7,650
Masimo Corp. (a)	119,550	26,758
Royalty Pharma PLC Class A	489,385	17,960
Sage Therapeutics, Inc. (a)	80,068	5,875
UnitedHealth Group, Inc.	141,375	43,139
Veeva Systems, Inc. Class A (a)	118,285	31,943
Vertex Pharmaceuticals, Inc. (a)	134,083	27,938
West Pharmaceutical Services, Inc.	44,237	12,036
Zoetis, Inc.	200,550	31,797
		269,722
Industrials (6.5%):
CoStar Group, Inc. (a)	36,037	29,681
FTI Consulting, Inc. (a)	69,350	6,828
IDEX Corp.	66,994	11,415

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Aggressive Growth Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
IHS Markit Ltd.	94,136	$7,613
Old Dominion Freight Line, Inc.	51,813	9,864
Trane Technologies PLC	144,769	19,218
Uber Technologies, Inc. (a)	631,390	21,094
United Parcel Service, Inc. Class B	95,268	14,968
		120,681
IT Services (13.5%):
EPAM Systems, Inc. (a)	94,896	29,318
Fiserv, Inc. (a)	173,236	16,539
PayPal Holdings, Inc. (a)	335,420	62,432
Shopify, Inc. Class A (a)	20,806	19,254
Twilio, Inc. Class A (a)	169,278	47,224
Visa, Inc. Class A	428,081	77,786
		252,553

Materials (0.8%):
The Scotts Miracle-Gro Co.	97,009	14,556

Real Estate (2.1%):
American Tower Corp.	134,622	30,916
SBA Communications Corp.	30,598	8,885
		39,801
Semiconductors & Semiconductor Equipment (6.7%):
Advanced Micro Devices, Inc. (a)	64,811	4,880
Lam Research Corp.	32,754	11,204
Marvell Technology Group Ltd.	249,518	9,359
NVIDIA Corp.	128,668	64,510
QUALCOMM, Inc.	181,440	22,382
STMicroelectronics NV, NYS (b)	445,803	13,615
		125,950

Software (17.2%):
Adobe, Inc. (a)	81,367	36,379
Cadence Design Systems, Inc. (a)	133,789	14,633
Fair Isaac Corp. (a)	36,503	14,289
Microsoft Corp.	424,877	86,024
RingCentral, Inc. Class A (a)	73,797	19,065
salesforce.com, Inc. (a)	235,712	54,749
ServiceNow, Inc. (a)	102,186	50,844
Synopsys, Inc. (a)	43,726	9,351
The Trade Desk, Inc. Class A (a)	39,077	22,135
Workday, Inc. Class A (a)	54,835	11,522
		318,991

Technology Hardware, Storage & Peripherals (3.7%):
Apple, Inc.	627,702	68,332

Total Common Stocks (Cost $1,105,818)		1,828,845

Collateral for Securities Loaned^ (0.7%)
HSBC U.S. Government Money Market Fund I Shares, 0.02% (c)	12,353,208	12,353
Total Collateral for Securities Loaned (Cost $12,353)		12,353
Total Investments (Cost $1,118,171) — 99.0%		1,841,198
Other assets in excess of liabilities — 1.0%		19,290
NET ASSETS - 100.00%		$1,860,488

At October 31, 2020 the Fund’s investments in foreign securities were 8.5% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on October 31, 2020.

ADR—American Depositary Receipt
NYS—New York Registered Shares
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Capital Growth Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.0%)
Australia (1.5%):

Consumer Discretionary (0.1%):
Aristocrat Leisure Ltd.	14,919	$300

Energy (0.1%):
Beach Energy Ltd.	523,386	434

Financials (0.3%):
Australia & New Zealand Banking Group Ltd.	29,470	391
Macquarie Group Ltd.	22,692	2,023
		2,414

Health Care (0.3%):
CSL Ltd.	10,123	2,049
Sonic Healthcare Ltd.	12,359	303
		2,352

Materials (0.5%):
BHP Group Ltd.	105,710	2,533
Rio Tinto Ltd.	18,946	1,232
		3,765

Real Estate (0.2%):
Charter Hall Group	39,824	345
Scentre Group	639,727	944
Stockland	111,312	301
		1,590
		10,855
Austria (0.0%): (a)

Financials (0.0%): (a)
Raiffeisen Bank International AG (b)	9,424	136

Belgium (0.3%):

Financials (0.0%): (a)
KBC Group NV	5,097	252

Health Care (0.1%):
UCB SA	5,284	522

Information Technology (0.2%):
Melexis NV	16,267	1,238

Materials (0.0%): (a)
Titan Cement International SA	21,754	271

		2,283
Brazil (0.2%):

Consumer Discretionary (0.1%):
Tupy SA (b)	86,600	285

Industrials (0.1%):
Cia de Locacao das Americas	74,700	327
SIMPAR SA (b)	60,950	273
		600

Utilities (0.0%): (a)
Neoenergia SA	65,500	199
1,084
Canada (1.5%):

Energy (0.2%):

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Canacol Energy Ltd.	80,136	$217
Parex Resources, Inc. (b)	90,988	886
		1,103

Financials (0.6%):
Manulife Financial Corp.	173,137	2,347
The Toronto-Dominion Bank	44,793	1,977
		4,324

Industrials (0.4%):
Canadian Pacific Railway Ltd.	9,524	2,846

Information Technology (0.2%):
Constellation Software, Inc.	1,258	1,321
Topicus.com, Inc. (b) (c) (d)	2,950	—
		1,321

Materials (0.1%):
Kirkland Lake Gold Ltd.	21,609	985

		10,579
Cayman Islands (0.3%):

Communication Services (0.0%): (a)
Cathay Media & Education Group, Inc. (b) (e)	423,003	222

Consumer Discretionary (0.1%):
Afya Ltd. Class A (b)	11,367	273
Minth Group Ltd.	60,000	248
		521

Consumer Staples (0.1%):
WH Group Ltd. (e)	499,000	393

Industrials (0.0%): (a)
Bizlink Holding, Inc.	38,000	292

Information Technology (0.1%):
Weimob, Inc. (b) (e)	240,000	309
Zhen Ding Technology Holding Ltd.	57,000	242
		551
		1,979
China (1.3%):

Communication Services (0.4%):
Tencent Holdings Ltd.	32,000	2,445

Consumer Discretionary (0.4%):
China East Education Holdings Ltd. (e)	110,000	212
China Kepei Education Group Ltd.	382,000	264
China Meidong Auto Holdings Ltd.	272,000	1,114
China Yongda Automobiles Services Holdings Ltd.	305,500	435
Hangzhou Robam Appliances Co. Ltd. Class A	48,100	263
Hisense Home Appliances Group Co. Ltd. Class A	138,800	304
Tongcheng-Elong Holdings Ltd. (b)	144,800	241
		2,833

Consumer Staples (0.0%): (a)
Ausnutria Dairy Corp. Ltd.	128,000	183

Energy (0.0%): (a)
China Suntien Green Energy Corp. Ltd. Class H	989,000	230

Financials (0.2%):
China Merchants Bank Co. Ltd. Class H	283,500	1,477

Health Care (0.0%): (a)
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	108,100	232

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (0.1%):
Binjiang Service Group Co. Ltd.	118,000	$207
Hangcha Group Co. Ltd. Class A	79,000	224
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	322,600	285
		716

Information Technology (0.1%):
21vianet Group, Inc., ADR (b)	14,950	343
Flat Glass Group Co. Ltd. Class H	135,000	403
		746

Real Estate (0.1%):
China SCE Group Holdings Ltd.	581,134	250
Powerlong Real Estate Holdings Ltd.	359,000	242
Yuzhou Group Holdings Co. Ltd.	530,000	205
		697
		9,559
Denmark (0.6%):

Consumer Staples (0.3%):
Carlsberg A/S Class B	4,132	523
Royal Unibrew A/S	19,542	1,906
		2,429

Health Care (0.1%):
Genmab A/S (b)	800	267
GN Store Nord A/S	4,869	351
		618

Industrials (0.1%):
AP Moller - Maersk A/S Class B	289	463

Utilities (0.1%):
Orsted A/S (e)	4,287	681
		4,191

Finland (0.1%):

Industrials (0.1%):
Metso Outotec Oyj	67,301	474

France (2.5%):

Communication Services (0.1%):
Vivendi SA	14,892	430

Consumer Discretionary (1.0%):
Cie Generale des Etablissements Michelin SCA	17,301	1,868
Faurecia SE (b)	35,726	1,355
Kering SA	605	366
LVMH Moet Hennessy Louis Vuitton SE	7,857	3,682
		7,271

Energy (0.4%):
Gaztransport Et Technigaz SA	12,445	1,193
TOTAL SE	53,422	1,618
		2,811

Financials (0.1%):
Amundi SA (e)	3,770	247
AXA SA	21,823	350
BNP Paribas SA (b)	9,569	334
		931

Health Care (0.1%):
Sanofi	6,791	613

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Sartorius Stedim Biotech	1,083	$411
		1,024

Industrials (0.2%):
Alstom SA (b)	5,577	249
Cie de Saint-Gobain	8,702	339
Teleperformance	1,936	581
		1,169

Information Technology (0.3%):
Capgemini SE	16,366	1,890
Worldline SA (b)	4,813	356
		2,246

Materials (0.3%):
Arkema SA	22,562	2,210
		2,210
Utilities (0.0%): (a)
Rubis SCA	4,781	157
		18,249
Germany (1.7%):

Communication Services (0.1%):
Deutsche Telekom AG	44,874	682

Consumer Discretionary (0.1%):
HelloFresh SE (b)	9,480	506

Financials (0.5%):
Allianz SE	17,330	3,052
Hannover Rueck SE	1,706	248
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Class R	1,006	236
		3,536

Health Care (0.0%): (a)
Fresenius Medical Care AG & Co. KGaA	6,044	461

Industrials (0.2%):
Deutsche Post AG Registered Shares	15,311	679
Siemens AG Registered Shares	4,407	517
		1,196

Information Technology (0.4%):
SAP SE	23,328	2,488
TeamViewer AG (b)	7,458	329
		2,817

Materials (0.0%): (a)
HeidelbergCement AG	3,672	210

Real Estate (0.3%):
alstria office REIT-AG	14,451	184
LEG Immobilien AG	2,974	402
Vonovia SE	26,792	1,711
		2,297

Utilities (0.1%):
E.ON SE	55,342	576
Siemens Energy AG (b)	2,252	50
		626
		12,331

Greece (0.1%):

Financials (0.0%): (a)
National Bank of Greece SA (b)	195,453	206

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (0.0%): (a)
Mytilineos SA	27,298	$299

Utilities (0.1%):
Terna Energy SA	22,806	304

		809
Hong Kong (0.5%):

Financials (0.3%):
AIA Group Ltd.	176,000	1,675
BOC Hong Kong Holdings Ltd.	105,500	293
		1,968

Real Estate (0.2%):
CK Asset Holdings Ltd.	343,500	1,595
New World Development Co. Ltd.	56,603	270
		1,865
		3,833
India (0.7%):

Consumer Discretionary (0.0%): (a)
Garware Technical Fibres Ltd.	8,727	221

Energy (0.0%): (a)
Petronet LNG Ltd.	85,296	266

Financials (0.2%):
Cholamandalam Investment and Finance Co. Ltd.	99,787	367
Manappuram Finance Ltd.	155,908	327
Multi Commodity Exchange of India Ltd.	16,334	375
		1,069

Health Care (0.1%):
Alkem Laboratories Ltd.	6,750	240
Sanofi India Ltd.	2,434	263
Sequent Scientific Ltd. (b)	197,190	377
		880

Industrials (0.1%):
Ashoka Buildcon Ltd. (b)	181,362	148
Engineers India Ltd.	379,168	332
Escorts Ltd.	19,808	321
RITES Ltd.	53,740	174
		975

Information Technology (0.1%):
Mphasis Ltd.	31,370	585

Materials (0.1%):
APL Apollo Tubes Ltd. (b)	5,774	245
EPL Ltd.	72,009	241
JK Lakshmi Cement Ltd.	76,939	301
Mishra Dhatu Nigam Ltd. (e)	86,223	204
		991

Utilities (0.1%):
CESC Ltd.	40,719	309

		5,296

Indonesia (0.1%):

Financials (0.0%): (a)
PT Bank Danamon Indonesia Tbk	1,235,300	205

Materials (0.1%):

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
PT Merdeka Copper Gold Tbk (b)	2,561,700	$320

		525
Ireland (1.1%):

Health Care (0.1%):
ICON PLC (b)	3,712	669

Industrials (0.6%):
Eaton Corp. PLC	28,399	2,948
Experian PLC	42,459	1,555
		4,503

Information Technology (0.4%):
Accenture PLC Class A	12,866	2,791
		7,963

Italy (1.0%):

Financials (0.2%):
Banca Generali SpA (b)	58,573	1,668

Health Care (0.2%):
Recordati Industria Chimica e Farmaceutica SpA	31,316	1,623

Industrials (0.0%): (a)
Leonardo SpA	41,102	196

Utilities (0.6%):
ACEA SpA	19,052	378
Enel SpA	447,244	3,555
		3,933

		7,420
Japan (6.4%):

Communication Services (0.7%):
Capcom Co. Ltd.	20,900	1,143
Kakaku.com, Inc.	54,300	1,435
KDDI Corp.	21,000	568
Nexon Co. Ltd.	22,400	625
Nintendo Co. Ltd.	1,300	703
Nippon Telegraph & Telephone Corp.	29,100	612
		5,086

Consumer Discretionary (1.2%):
Hikari Tsushin, Inc.	6,000	1,407
Nitori Holdings Co. Ltd.	1,400	288
Sony Corp.	24,000	2,001
Toyo Tire Corp.	20,400	303
Toyota Motor Corp.	67,900	4,458
		8,457

Consumer Staples (0.5%):
Kobe Bussan Co. Ltd. (f)	39,600	1,114
Seven & i Holdings Co. Ltd.	8,700	265
Toyo Suisan Kaisha Ltd.	40,300	2,006
		3,385

Financials (0.7%):
JAFCO Group Co. Ltd.	19,900	900
Mitsubishi UFJ Financial Group, Inc.	305,200	1,203

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Mizuho Financial Group, Inc.	25,320	$312
Nomura Holdings, Inc.	61,700	276
ORIX Corp.	49,900	584
Shinsei Bank Ltd.	18,400	221
Sumitomo Mitsui Financial Group, Inc.	9,700	269
Sumitomo Mitsui Trust Holdings, Inc.	7,200	194
Tokio Marine Holdings, Inc.	25,300	1,131
		5,090

Health Care (0.6%):
Astellas Pharma, Inc.	35,100	481
Hoya Corp.	19,000	2,145
Ono Pharmaceutical Co. Ltd.	11,900	339
Shionogi & Co. Ltd.	32,700	1,543
		4,508

Industrials (1.4%):
en-japan, Inc.	36,300	798
Fuji Electric Co. Ltd.	39,500	1,198
Hitachi Construction Machinery Co. Ltd.	22,000	543
ITOCHU Corp.	98,800	2,373
Mitsubishi Electric Corp.	26,900	346
Mitsui & Co. Ltd.	27,200	426
Obayashi Corp.	34,000	285
OKUMA Corp.	27,700	1,345
Sanwa Holdings Corp.	139,000	1,586
Secom Co. Ltd.	5,000	422
Taisei Corp.	7,500	233
Yamato Holdings Co. Ltd.	11,100	294
		9,849

Information Technology (0.9%):
Anritsu Corp. (f)	15,200	333
Fujitsu Ltd.	21,700	2,568
Hitachi Ltd.	10,900	368
Murata Manufacturing Co. Ltd.	9,100	638
Obic Co. Ltd.	2,300	407
Oracle Corp.	11,200	1,120
Tokyo Electron Ltd.	1,700	456
Ulvac, Inc.	18,600	681
		6,571

Materials (0.1%):
Rengo Co. Ltd.	36,700	282
Shin-Etsu Chemical Co. Ltd.	2,400	321
Tosoh Corp.	19,900	323
		926

Real Estate (0.2%):
Daiwa House Industry Co. Ltd.	11,300	297
Open House Co. Ltd.	8,300	282
Sumitomo Realty & Development Co. Ltd.	34,600	926
		1,505

Utilities (0.1%):
Chubu Electric Power Co., Inc.	66,000	740
The Kansai Electric Power Co., Inc.	28,600	260
		1,000
		46,377
Jersey (0.0%): (a)
Consumer Discretionary (0.0%):

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
boohoo Group PLC (b)	54,264	$190

Korea, Republic Of (1.1%):
Communication Services (0.0%): (a)
AfreecaTV Co. Ltd.	5,409	287
Consumer Discretionary (0.1%):
Danawa Co. Ltd.	9,672	256
F&F Co. Ltd.	2,850	230
		486

Consumer Staples (0.1%):
Cosmax, Inc.	3,168	295
Newtree Co. Ltd.	11,962	228
Orion Corp.	2,100	201
		724

Financials (0.1%):
DB Insurance Co. Ltd.	5,821	227
KIWOOM Securities Co. Ltd.	3,125	286
		513

Health Care (0.3%):
Cellivery Therapeutics, Inc. (b)	1,010	185
Classys, Inc.	19,691	257
Daewon Pharmaceutical Co. Ltd.	15,557	245
Genexine, Inc. (b)	1,546	155
Hugel, Inc. (b)	1,310	244
Huons Co. Ltd.	1,943	96
Ilyang Pharmaceutical Co. Ltd.	2,087	132
I-Sens, Inc.	8,085	195
Samjin Pharmaceutical Co. Ltd.	10,638	243
Seegene, Inc.	1,622	372
		2,124

Industrials (0.1%):
CJ Logistics Corp. (b)	1,663	235
CS Wind Corp.	4,106	363
NICE Information Service Co. Ltd.	16,984	292
TY Holdings Co Ltd. (b)	9,989	179
		1,069

Information Technology (0.2%):
Hanmi Semiconductor Co. Ltd.	24,380	235
HyVision System, Inc.	31,055	300
LG Innotek Co. Ltd.	1,837	249
SFA Engineering Corp.	9,182	296
TES Co. Ltd.	14,764	325
		1,405

Materials (0.2%):
Hansol Chemical Co. Ltd.	2,827	353
Kumho Petrochemical Co. Ltd.	3,703	438
SK Materials Co. Ltd.	1,427	281
Soulbrain Holdings Co. Ltd.	6,293	240
		1,312
		7,920
Luxembourg (0.0%): (a)
Materials (0.0%):
Ternium SA, ADR (b)	13,256	265

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Malaysia (0.1%):
Financials (0.0%): (a)
Hong Leong Financial Group Bhd	66,100	$225
Health Care (0.1%):
Supermax Corp. Bhd (b)	159,300	364
Industrials (0.0%): (a)
MMC Corp. Bhd	1,073,100	186
		775
Mexico (0.1%):
Industrials (0.1%):
Controladora Vuela Cia de Aviacion SAB de CV, ADR (b)	34,468	272
Grupo Aeroportuario del Centro Norte SAB de CV, ADR (b)	6,396	231
Grupo Traxion SAB de CV (b) (e) (f)	345,548	267
		770

Real Estate (0.0%): (a)
Concentradora Fibra Danhos SA de CV	257,266	233
		1,003
Netherlands (2.0%):
Communication Services (0.3%):
Koninklijke KPN NV	731,375	1,975
Consumer Discretionary (0.1%):
Prosus NV	8,345	833
Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV	28,435	780
Financials (0.3%):
Euronext NV (e)	3,968	413
ING Groep NV (b)	230,787	1,580
NN Group NV	10,137	353
		2,346

Health Care (0.0%): (a)
QIAGEN NV (b)	5,712	271
Industrials (0.4%):
Wolters Kluwer NV	32,697	2,647
		2,647
Information Technology (0.1%):
ASML Holding NV	859	311
Materials (0.7%):
Akzo Nobel NV	2,815	271
LyondellBasell Industries NV Class A	74,386	5,091
		5,362
		14,525
New Zealand (0.2%):

Health Care (0.2%):
Fisher & Paykel Healthcare Corp. Ltd.	65,668	1,519
		1,519
Norway (0.3%):
Energy (0.1%):
Aker BP ASA (f)	30,584	477
Financials (0.2%):

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
SpareBank 1 SMN	186,164	$1,607
		2,084
Peru (0.0%): (a)

Financials (0.0%):
Intercorp Financial Services, Inc.	7,515	156

Philippines (0.0%): (a)

Financials (0.0%):
Metropolitan Bank & Trust Co.	400,030	336

Portugal (0.1%):
Communication Services (0.0%): (a)
NOS SGPS SA	44,058	151
Energy (0.1%):
Galp Energia SGPS SA	32,137	261
		412
Russian Federation (0.0%): (a)
Consumer Discretionary (0.0%):
Detsky Mir PJSC (e)	168,020	233

Saudi Arabia (0.1%):
Consumer Discretionary (0.0%): (a)
Leejam Sports Co. JSC	16,649	275
Industrials (0.1%):
Saudi Industrial Services Co.	38,308	290
		565
Singapore (0.2%):
Consumer Staples (0.1%):
Wilmar International Ltd.	95,800	284
Financials (0.1%):
DBS Group Holdings Ltd.	19,300	287
Singapore Exchange Ltd.	60,800	386
		673
Real Estate (0.0%): (a)
Ascendas India Trust	278,800	266
		1,223
South Africa (0.1%):
Financials (0.0%): (a)
Transaction Capital Ltd.	204,447	250
Materials (0.1%):
Gold Fields Ltd., ADR	29,735	325
Impala Platinum Holdings Ltd.	34,720	309
		634

		884
Spain (0.4%):
Communication Services (0.2%):
Telefonica SA	553,663	1,801
Consumer Discretionary (0.0%): (a)
Industria de Diseno Textil SA	9,527	235

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (0.1%):
ACS Actividades de Construccion y Servicios SA	18,992	$452
Utilities (0.1%):
EDP Renovaveis SA	23,520	447
		2,935
Sweden (0.7%):
Consumer Staples (0.1%):
Essity AB Class B	9,242	268
Swedish Match AB	9,060	681
		949

Financials (0.0%): (a)
Skandinaviska Enskilda Banken AB Class A (b)	38,269	329
Industrials (0.4%):
Atlas Copco AB Class B	48,883	1,874
Sandvik AB (b)	16,843	300
SKF AB B Shares	16,677	341
Volvo AB Class B	22,048	429
		2,944

Information Technology (0.1%):
Telefonaktiebolaget LM Ericsson Class B	36,595	409
Materials (0.1%):
Boliden AB	14,373	392
Real Estate (0.0%): (a)
Fastighets AB Balder Class B (b)	5,548	261
		5,284
Switzerland (3.5%):
Consumer Staples (1.1%):
Coca-Cola HBC AG	8,870	201
Nestle SA Registered Shares	69,664	7,838
		8,039

Financials (0.6%):
Cembra Money Bank AG	11,940	1,327
Julius Baer Group Ltd.	8,528	380
Partners Group Holding AG	301	271
Swiss Life Holding AG	2,323	781
UBS Group AG Registered Shares	140,255	1,633
		4,392

Health Care (1.5%):
Lonza Group AG Registered Shares	858	520
Novartis AG Registered Shares	59,629	4,648
Roche Holding AG	17,718	5,695
		10,863

Information Technology (0.2%):
Logitech International SA Class R	9,751	820
STMicroelectronics NV	19,362	591
		1,411

Materials (0.1%):
LafargeHolcim Ltd.	7,982	343
		25,048
Taiwan (0.9%):
Communication Services (0.0%): (a)
International Games System Co. Ltd.	12,000	316

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Discretionary (0.1%):
Makalot Industrial Co. Ltd.	49,000	$325
Nan Liu Enterprise Co. Ltd.	29,000	235
Topkey Corp.	60,000	319
		879

Financials (0.0%): (a)
Chailease Holding Co. Ltd.	52,800	257
Health Care (0.1%):
Universal Vision Biotechnology Co. Ltd.	36,000	325
Industrials (0.1%):
Chicony Power Technology Co. Ltd.	116,000	272
Sunonwealth Electric Machine Industry Co. Ltd.	169,000	346
		618

Information Technology (0.5%):
Chipbond Technology Corp.	144,000	316
Ennoconn Corp.	21,966	173
FLEXium Interconnect, Inc.	107,000	437
Foxsemicon Integrated Technology, Inc.	56,000	340
General Interface Solution Holding Ltd.	66,000	262
Lelon Electronics Corp.	263,000	484
Lotes Co. Ltd.	17,000	260
Powertech Technology, Inc.	69,000	204
Sigurd Microelectronics Corp.	206,000	272
Sino-American Silicon Products, Inc.	105,000	367
Tripod Technology Corp.	80,000	318
		3,433

Materials (0.1%):
Taiwan Hon Chuan Enterprise Co. Ltd.	129,000	264
Tung Ho Steel Enterprise Corp.	323,000	341
		605
		6,433
Turkey (0.1%):

Financials (0.0%): (a)
AvivaSA Emeklilik ve Hayat A/S	142,211	220

Utilities (0.1%):
Enerjisa Enerji A/S (e)	220,009	237
		457

United Kingdom (4.2%):

Consumer Discretionary (0.3%):
Barratt Developments PLC (b)	49,921	312
Fiat Chrysler Automobiles NV (b)	28,538	350
Next PLC	17,348	1,310
		1,972

Consumer Staples (0.9%):
British American Tobacco PLC	14,902	472
Diageo PLC	60,678	1,961
Imperial Brands PLC	83,099	1,315
Tate & Lyle PLC	42,299	326
Tesco PLC	251,077	668
Unilever PLC	28,187	1,606
		6,348

Energy (0.4%):
BP PLC	519,503	1,325
Cairn Energy PLC (b)	153,419	276

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Royal Dutch Shell PLC Class A	115,330	$1,450
		3,051

Financials (1.0%):
3i Group PLC	48,459	605
Aon PLC Class A	12,420	2,286
Barclays PLC	201,533	279
Close Brothers Group PLC	85,848	1,197
HSBC Holdings PLC	163,321	684
Legal & General Group PLC	753,225	1,806
Standard Chartered PLC	56,671	259
		7,116

Health Care (0.3%):
AstraZeneca PLC	5,780	580
Hikma Pharmaceuticals PLC	16,889	549
Smith & Nephew PLC	62,686	1,089
		2,218

Industrials (0.2%):
Ashtead Group PLC	14,580	527
BAE Systems PLC	77,033	396
RELX PLC	42,745	845
		1,768

Materials (1.1%):
Anglo American PLC	35,837	841
Evraz PLC	315,863	1,471
Linde PLC	11,550	2,545
Rio Tinto PLC	54,148	3,062
		7,919
		30,392
United States (65.0%):

Communication Services (5.3%):
Activision Blizzard, Inc.	30,305	2,295
Alphabet, Inc. Class C (b)	4,765	7,724
AT&T, Inc.	127,633	3,449
Charter Communications, Inc. Class A (b)	4,293	2,592
Comcast Corp. Class A	85,592	3,616
Electronic Arts, Inc. (b)	16,643	1,994
Facebook, Inc. Class A (b)	21,543	5,668
Fox Corp. Class A	104,377	2,768
Match Group, Inc. (b)	20,664	2,413
Sirius XM Holdings, Inc. (f)	381,779	2,188
Verizon Communications, Inc.	67,138	3,826
		38,533

Consumer Discretionary (6.4%):
Amazon.com, Inc. (b)	3,081	9,354
AutoZone, Inc. (b)	1,952	2,204
Booking Holdings, Inc. (b)	1,474	2,392
Dollar General Corp.	12,046	2,514
Domino's Pizza, Inc.	10,898	4,123
eBay, Inc.	49,803	2,372
Lennar Corp. Class A	35,697	2,507
Lowe's Cos., Inc.	18,114	2,864
Lululemon Athletica, Inc. (b)	6,590	2,104
O'Reilly Automotive, Inc. (b)	5,145	2,246
Tesla, Inc. (b)	9,735	3,778
The Home Depot, Inc.	27,367	7,299

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Yum! Brands, Inc.	25,139	$2,346
		46,103

Consumer Staples (4.2%):
Colgate-Palmolive Co.	32,714	2,581
Kimberly-Clark Corp.	15,887	2,106
Monster Beverage Corp. (b)	28,041	2,147
Philip Morris International, Inc.	78,508	5,576
The Clorox Co.	20,411	4,230
The Kroger Co.	140,208	4,516
The Procter & Gamble Co.	29,306	4,018
Tyson Foods, Inc. Class A	42,984	2,460
Walgreens Boots Alliance, Inc.	69,409	2,363
		29,997

Energy (1.7%):
Cabot Oil & Gas Corp.	108,383	1,928
Chevron Corp.	40,822	2,837
ConocoPhillips	133,869	3,831
Halliburton Co.	134,282	1,620
Phillips 66	45,151	2,107
		12,323

Financials (8.3%):
AGNC Investment Corp.	9,099	127
Annaly Capital Management, Inc.	24,130	171
Berkshire Hathaway, Inc. Class B (b)	20,294	4,097
Brown & Brown, Inc.	47,769	2,079
Fifth Third Bancorp	134,112	3,114
First Republic Bank	19,559	2,467
JPMorgan Chase & Co.	38,439	3,769
KeyCorp	186,499	2,421
MarketAxess Holdings, Inc.	4,551	2,452
Marsh & McLennan Cos., Inc.	21,166	2,190
MetLife, Inc.	73,009	2,764
Moody's Corp.	8,515	2,239
Morgan Stanley	57,619	2,774
MSCI, Inc.	12,601	4,408
S&P Global, Inc.	14,802	4,777
State Street Corp.	39,189	2,308
SVB Financial Group (b)	9,354	2,719
Synchrony Financial	111,915	2,800
T. Rowe Price Group, Inc.	17,372	2,200
The Allstate Corp.	25,129	2,230
The Goldman Sachs Group, Inc.	14,715	2,782
The Progressive Corp.	54,362	4,996
		59,884

Health Care (10.8%):
AbbVie, Inc.	36,939	3,143
Amgen, Inc.	26,567	5,763
Anthem, Inc.	10,641	2,903
Biogen, Inc. (b)	19,219	4,845
Bio-Rad Laboratories, Inc. Class A (b)	4,221	2,475
Bristol-Myers Squibb Co.	100,134	5,853
Cerner Corp.	32,169	2,255
Cigna Corp.	16,532	2,760
CVS Health Corp.	47,346	2,656
DexCom, Inc. (b)	5,439	1,738
Eli Lilly & Co.	19,213	2,507
HCA Healthcare, Inc.	21,228	2,631
IDEXX Laboratories, Inc. (b)	6,253	2,656

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Johnson & Johnson	60,886	$8,348
Merck & Co., Inc.	39,728	2,988
Mettler-Toledo International, Inc. (b)	2,402	2,397
Pfizer, Inc.	98,979	3,512
Regeneron Pharmaceuticals, Inc. (b)	3,933	2,138
ResMed, Inc.	12,429	2,386
UnitedHealth Group, Inc.	25,740	7,854
Vertex Pharmaceuticals, Inc. (b)	9,330	1,944
Waters Corp. (b)	10,501	2,340
West Pharmaceutical Services, Inc.	8,170	2,223
		78,315

Industrials (6.0%):
3M Co.	16,605	2,656
Carrier Global Corp.	77,513	2,588
CSX Corp.	39,713	3,135
Cummins, Inc.	13,252	2,914
Equifax, Inc.	13,870	1,895
Fortune Brands Home & Security, Inc.	26,284	2,126
General Dynamics Corp.	18,571	2,439
Illinois Tool Works, Inc.	13,012	2,549
Lockheed Martin Corp.	7,042	2,466
Northrop Grumman Corp.	8,641	2,504
Old Dominion Freight Line, Inc.	11,416	2,173
Otis Worldwide Corp.	73,503	4,504
Rockwell Automation, Inc.	10,291	2,440
Rollins, Inc.	40,086	2,319
Teledyne Technologies, Inc. (b)	6,941	2,146
Verisk Analytics, Inc.	12,259	2,182
W.W. Grainger, Inc.	6,537	2,288
		43,324

Information Technology (16.8%):
Adobe, Inc. (b)	14,685	6,566
Apple, Inc.	347,068	37,782
Applied Materials, Inc.	44,929	2,661
Broadcom, Inc.	10,157	3,551
Cadence Design Systems, Inc. (b)	21,214	2,320
CDW Corp.	20,464	2,509
Cisco Systems, Inc.	85,970	3,086
Citrix Systems, Inc.	15,833	1,793
Cognizant Technology Solutions Corp. Class A	42,272	3,019
Coupa Software, Inc. (b)	7,519	2,013
DocuSign, Inc. (b)	11,193	2,264
HP, Inc.	129,445	2,325
Intel Corp.	77,879	3,448
Intuit, Inc.	8,518	2,680
KLA Corp.	11,004	2,170
Lam Research Corp.	21,120	7,225
Mastercard, Inc. Class A	11,508	3,322
Micron Technology, Inc. (b)	65,735	3,309
Microsoft Corp.	52,402	10,610
NVIDIA Corp.	15,701	7,872
Oracle Corp.	58,781	3,298
Texas Instruments, Inc.	21,062	3,045
VeriSign, Inc. (b)	11,272	2,150
VMware, Inc. Class A (b) (f)	19,305	2,485
		121,503

Materials (1.0%):
Air Products & Chemicals, Inc.	8,645	2,388

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Newmont Corp.	36,892	$2,318
The Sherwin-Williams Co.	3,773	2,596
		7,302

Real Estate (1.9%):
Alexandria Real Estate Equities, Inc.	2,101	318
American Tower Corp.	7,705	1,769
AvalonBay Communities, Inc.	2,415	336
Boston Properties, Inc.	2,527	183
Camden Property Trust	1,673	154
CBRE Group, Inc. Class A (b)	5,700	287
Crown Castle International Corp.	7,168	1,120
Digital Realty Trust, Inc.	4,568	659
Duke Realty Corp.	6,318	240
Equinix, Inc.	1,459	1,067
Equity LifeStyle Properties, Inc.	2,967	176
Equity Residential	6,425	302
Essex Property Trust, Inc.	1,160	237
Extra Space Storage, Inc.	2,252	261
Federal Realty Investment Trust	1,248	86
Healthpeak Properties, Inc.	8,756	236
Host Hotels & Resorts, Inc.	11,913	125
Invitation Homes, Inc.	9,333	254
Iron Mountain, Inc.	4,854	126
Jones Lang LaSalle, Inc.	873	99
Medical Properties Trust, Inc.	9,102	162
Mid-America Apartment Communities, Inc.	1,978	231
National Retail Properties, Inc.	3,025	97
Omega Healthcare Investors, Inc.	3,963	114
Prologis, Inc.	12,714	1,261
Public Storage	2,704	619
Realty Income Corp.	5,781	334
Regency Centers Corp.	2,944	105
SBA Communications Corp.	1,949	566
Simon Property Group, Inc.	5,285	332
Sun Communities, Inc.	1,605	221
UDR, Inc.	5,123	160
Ventas, Inc.	6,357	251
VEREIT, Inc.	18,673	116
VICI Properties, Inc.	7,870	181
Vornado Realty Trust	2,780	85
W.P. Carey, Inc.	2,997	188
Welltower, Inc.	7,059	380
Weyerhaeuser Co.	12,555	343
		13,781

Utilities (2.6%):
Duke Energy Corp.	36,165	3,331
Eversource Energy	26,587	2,320
Exelon Corp.	76,266	3,042
NextEra Energy, Inc.	40,974	3,000
NRG Energy, Inc.	63,655	2,013
The AES Corp.	128,805	2,512
WEC Energy Group, Inc.	25,008	2,514
		18,732

		469,797
Total Common Stocks (Cost $641,699)		716,379

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Preferred Stocks (0.2%)
Brazil (0.1%):

Financials (0.0%): (a)
Banco do Estado do Rio Grande do Sul SA	96,900	$203

Industrials (0.1%):
Randon SA Implementos e Participacoes	127,200	281
		484

Germany (0.1%):

Consumer Discretionary (0.1%):
Volkswagen AG	5,557	809

Total Preferred Stocks (Cost $1,601)		1,293

Exchange-Traded Funds (0.1%)
United States (0.1%):

iShares Core MSCI EAFE ETF (f)	15,474	900

Total Exchange-Traded Funds (Cost $951)		900

Collateral for Securities Loaned^ (1.0%)
United States (1.0%):
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (g)	928,731	929
HSBC U.S. Government Money Market Fund I Shares, 0.02% (g)	6,142,195	6,142
Total Collateral for Securities Loaned (Cost $7,071)		7,071

Total Investments (Cost $651,322) — 100.3%		725,643
Liabilities in excess of other assets — (0.3)%		(2,302)
NET ASSETS - 100.00%		$723,341

At October 31, 2020 the Fund’s investments in foreign securities were 34.7% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Amount represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of October 31, 2020, illiquid securities were less than 0.05% of the Fund's net assets.
(d)	Security was fair valued based using significant unobservable inputs as of October 31, 2020.
(e)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of October 31, 2020, the fair value of these securities was $3,418 (thousands) and amounted to 0.5% of net assets.
(f)	All or a portion of this security is on loan.
(g)	Rate disclosed is the daily yield on October 31, 2020.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
PLC—Public Limited Company
REIT—Real Estate Investment Trust

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Growth Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.5%)
Communication Services (12.8%):
Activision Blizzard, Inc.	514,377	$38,954
Alphabet, Inc. Class A (a)	18,615	30,084
Alphabet, Inc. Class C (a)	69,738	113,046
Facebook, Inc. Class A (a)	557,479	146,678
Netflix, Inc. (a)	17,625	8,385
The Walt Disney Co.	165,673	20,088
Twitter, Inc. (a)	536,270	22,180
		379,415

Communications Equipment (0.5%):
Cisco Systems, Inc.	433,219	15,553

Consumer Discretionary (18.2%):
Alibaba Group Holding Ltd., ADR (a)	335,893	102,343
Amazon.com, Inc. (a)	72,586	220,382
Booking Holdings, Inc. (a)	6,997	11,353
Burlington Stores, Inc. (a)	123,112	23,831
Chipotle Mexican Grill, Inc. (a)	12,460	14,970
Lululemon Athletica, Inc. (a)	88,951	28,401
NIKE, Inc. Class B	246,625	29,615
Starbucks Corp.	206,367	17,946
Target Corp.	107,512	16,365
Tesla, Inc. (a)	43,628	16,929
The Home Depot, Inc.	71,488	19,067
The TJX Cos., Inc.	206,295	10,480
Yum China Holdings, Inc.	179,800	9,571
Yum! Brands, Inc.	137,249	12,809
		534,062

Consumer Staples (2.7%):
Church & Dwight Co., Inc.	79,911	7,063
Colgate-Palmolive Co.	204,297	16,117
Constellation Brands, Inc. Class A	63,841	10,548
Monster Beverage Corp. (a)	454,778	34,823
The Boston Beer Co., Inc. Class A (a)	10,716	11,136
		79,687

Electronic Equipment, Instruments & Components (0.4%):
Amphenol Corp. Class A	96,310	10,868

Energy (0.2%):
Schlumberger Ltd.	349,932	5,228

Financials (1.8%):
FactSet Research Systems, Inc.	52,143	15,982
MSCI, Inc.	61,941	21,669
SEI Investments Co.	291,878	14,346
		51,997

Health Care (14.1%):
Align Technology, Inc. (a)	34,564	14,727
Ascendis Pharma A/S, ADR (a)	36,661	5,989
bluebird bio, Inc. (a)	115,395	5,967
Bristol-Myers Squibb Co.	4,600	269
Cerner Corp.	237,412	16,640
Charles River Laboratories International, Inc. (a)	78,624	17,903
DexCom, Inc. (a)	8,477	2,709
Edwards Lifesciences Corp. (a)	302,756	21,704

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Eli Lilly & Co.	1,387	$181
Exact Sciences Corp. (a)	73,777	9,136
Illumina, Inc. (a)	72,110	21,106
Intuitive Surgical, Inc. (a)	19,706	13,145
Masimo Corp. (a)	117,327	26,261
Novartis AG, ADR	198,963	15,535
NOVO Nordisk A/S, ADR	143,676	9,179
Regeneron Pharmaceuticals, Inc. (a)	61,554	33,458
Roche Holdings Ltd., ADR	714,497	28,573
Royalty Pharma PLC Class A	581,128	21,327
Sage Therapeutics, Inc. (a)	93,809	6,884
UnitedHealth Group, Inc.	140,300	42,811
Varian Medical Systems, Inc. (a)	20,210	3,492
Veeva Systems, Inc. Class A (a)	104,691	28,272
Vertex Pharmaceuticals, Inc. (a)	135,121	28,154
West Pharmaceutical Services, Inc.	51,287	13,954
Zoetis, Inc.	178,450	28,293
		415,669

Industrials (7.2%):
CoStar Group, Inc. (a)	32,068	26,412
Deere & Co.	172,442	38,957
Expeditors International of Washington, Inc.	281,422	24,870
FTI Consulting, Inc. (a)	81,317	8,006
IDEX Corp.	78,721	13,413
IHS Markit Ltd.	111,953	9,054
Old Dominion Freight Line, Inc.	60,772	11,569
The Boeing Co.	182,184	26,306
Trane Technologies PLC	128,533	17,063
Uber Technologies, Inc. (a)	561,727	18,767
United Parcel Service, Inc. Class B	113,426	17,820
		212,237

IT Services (10.7%):
Automatic Data Processing, Inc.	46,842	7,399
EPAM Systems, Inc. (a)	84,451	26,091
Fiserv, Inc. (a)	206,548	19,719
PayPal Holdings, Inc. (a)	326,847	60,836
Shopify, Inc. Class A (a)	18,477	17,099
Twilio, Inc. Class A (a)	190,650	53,186
Visa, Inc. Class A	742,472	134,915
		319,245

Materials (0.6%):
The Scotts Miracle-Gro Co.	115,015	17,258

Real Estate (1.3%):
American Tower Corp.	119,808	27,514
SBA Communications Corp.	36,086	10,478
		37,992

Semiconductors & Semiconductor Equipment (7.2%):
Advanced Micro Devices, Inc. (a)	77,350	5,824
Lam Research Corp.	38,970	13,331
Marvell Technology Group Ltd.	296,745	11,131
NVIDIA Corp.	228,420	114,520
QUALCOMM, Inc.	418,741	51,656
STMicroelectronics NV, NYS (b)	526,277	16,072
		212,534

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Software (17.8%):
Adobe, Inc. (a)	72,148	$32,257
Autodesk, Inc. (a)	201,014	47,348
Cadence Design Systems, Inc. (a)	119,048	13,020
Fair Isaac Corp. (a)	43,214	16,916
Microsoft Corp.	733,298	148,471
Oracle Corp.	690,799	38,761
RingCentral, Inc. Class A (a)	86,602	22,373
salesforce.com, Inc. (a)	441,693	102,593
ServiceNow, Inc. (a)	90,595	45,077
Synopsys, Inc. (a)	51,399	10,992
The Trade Desk, Inc. Class A (a)	34,593	19,595
Workday, Inc. Class A (a)	139,433	29,297
		526,700

Technology Hardware, Storage & Peripherals (3.0%):
Apple, Inc.	804,553	87,584

Total Common Stocks (Cost $1,603,200)		2,906,029

Collateral for Securities Loaned^ (0.5%)
HSBC U.S. Government Money Market Fund I Shares, 0.02% (c)	14,289,394	14,289
Total Collateral for Securities Loaned (Cost $14,289)		14,289
Total Investments (Cost $1,617,489) — 99.0%		2,920,318
Other assets in excess of liabilities — 1.0%		30,154
NET ASSETS - 100.00%		$2,950,472

At October 31, 2020 the Fund’s investments in foreign securities were 9.7% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on October 31, 2020.

ADR—American Depositary Receipt
NYS—New York Registered Shares
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Growth & Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.5%)
Communication Services (9.4%):
Activision Blizzard, Inc.	319,132	$24,168
Alphabet, Inc. Class C (a)	23,425	37,973
AT&T, Inc.	25,048	677
Cable One, Inc.	663	1,148
Facebook, Inc. Class A (a)	143,883	37,857
Netflix, Inc. (a)	15,318	7,287
Omnicom Group, Inc.	125,983	5,946
Sirius XM Holdings, Inc. (b)	658,259	3,772
Twitter, Inc. (a)	469,835	19,432
Verizon Communications, Inc.	412,204	23,491
World Wrestling Entertainment, Inc. Class A	22,954	835
		162,586

Communications Equipment (0.3%):
Cisco Systems, Inc.	127,408	4,574
Juniper Networks, Inc.	61,228	1,207
		5,781

Consumer Discretionary (13.3%):
Amazon.com, Inc. (a)	22,475	68,237
Best Buy Co., Inc.	104,056	11,607
Booking Holdings, Inc. (a)	6,077	9,860
Chipotle Mexican Grill, Inc. (a)	10,895	13,090
Dollar General Corp.	12,212	2,549
Domino's Pizza, Inc.	16,021	6,061
eBay, Inc.	59,622	2,840
Genuine Parts Co.	39,479	3,570
H&R Block, Inc.	46,721	806
Lowe's Cos., Inc.	30,454	4,815
NIKE, Inc. Class B	238,701	28,663
Target Corp.	171,754	26,144
Tesla, Inc. (a)	37,928	14,718
The Home Depot, Inc.	110,433	29,454
The TJX Cos., Inc.	180,861	9,188
Tractor Supply Co.	11,493	1,531
		233,133

Consumer Staples (5.8%):
Campbell Soup Co.	65,796	3,071
Church & Dwight Co., Inc.	70,109	6,197
Colgate-Palmolive Co.	101,550	8,011
Constellation Brands, Inc. Class A	55,378	9,150
General Mills, Inc.	94,122	5,564
Ingredion, Inc.	28,180	1,998
Kimberly-Clark Corp.	49,258	6,531
Philip Morris International, Inc.	180,016	12,785
Sysco Corp.	84,556	4,676
The Boston Beer Co., Inc. Class A (a)	9,295	9,659
The Hershey Co.	29,875	4,107
The J.M. Smucker Co.	21,803	2,446
The Kroger Co.	126,391	4,071
The Procter & Gamble Co.	134,841	18,487
Tyson Foods, Inc. Class A	40,527	2,319
Walgreens Boots Alliance, Inc.	10,358	353
Walmart, Inc.	14,076	1,953
		101,378

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth & Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Electronic Equipment, Instruments & Components (0.6%):
Amphenol Corp. Class A	85,744	$9,675

Energy (1.0%):
Cabot Oil & Gas Corp.	140,470	2,499
Chevron Corp.	35,396	2,460
ConocoPhillips	122,817	3,516
EOG Resources, Inc.	90,868	3,111
Exxon Mobil Corp.	33,450	1,091
Phillips 66	73,155	3,413
Valero Energy Corp.	22,342	863
		16,953

Financials (7.6%):
Aflac, Inc.	73,315	2,489
American Financial Group, Inc.	30,955	2,320
Ameriprise Financial, Inc.	21,803	3,507
Annaly Capital Management, Inc.	190,887	1,353
Bank of America Corp.	486,961	11,541
Brown & Brown, Inc.	23,680	1,030
Comerica, Inc.	67,297	3,063
Commerce Bancshares, Inc.	6,766	421
Everest Re Group Ltd.	8,158	1,608
FactSet Research Systems, Inc.	12,443	3,814
Fidelity National Financial, Inc.	73,160	2,289
Fifth Third Bancorp	132,984	3,088
First Republic Bank	13,872	1,750
Huntington Bancshares, Inc.	565,728	5,906
Intercontinental Exchange, Inc.	32,136	3,034
JPMorgan Chase & Co.	114,121	11,188
M&T Bank Corp.	36,960	3,828
MarketAxess Holdings, Inc.	4,854	2,616
Marsh & McLennan Cos., Inc.	23,185	2,399
MSCI, Inc.	5,386	1,884
Nasdaq, Inc.	25,998	3,145
Prudential Financial, Inc.	45,454	2,910
Regions Financial Corp.	150,634	2,003
RenaissanceRe Holdings Ltd.	22,140	3,580
S&P Global, Inc.	28,818	9,300
SEI Investments Co.	11,678	574
State Street Corp.	35,676	2,101
T. Rowe Price Group, Inc.	42,046	5,326
The Allstate Corp.	93,176	8,269
The Hanover Insurance Group, Inc.	18,949	1,813
The Hartford Financial Services Group, Inc.	68,531	2,640
The PNC Financial Services Group, Inc.	43,149	4,828
The Progressive Corp.	112,718	10,359
The Travelers Cos., Inc.	26,784	3,233
Western Alliance Bancorp	21,094	869
Zions Bancorp NA	44,372	1,432
		131,510

Health Care (13.5%):
AbbVie, Inc.	33,887	2,884
Align Technology, Inc. (a)	30,177	12,857
AmerisourceBergen Corp.	22,731	2,184
Amgen, Inc.	45,414	9,852
Anthem, Inc.	11,602	3,165
Ascendis Pharma A/S, ADR (a)	31,691	5,177
bluebird bio, Inc. (a)	101,366	5,242

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth & Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Bristol-Myers Squibb Co.	120,648	$7,052
Cardinal Health, Inc.	87,777	4,019
Cerner Corp.	20,743	1,454
Charles River Laboratories International, Inc. (a)	68,641	15,629
Chemed Corp.	2,476	1,184
Danaher Corp.	24,561	5,638
DexCom, Inc. (a)	7,386	2,360
Eli Lilly & Co.	41,413	5,402
Exact Sciences Corp. (a)	63,977	7,922
Gilead Sciences, Inc.	45,786	2,662
Johnson & Johnson	162,226	22,244
Masimo Corp. (a)	39,722	8,891
McKesson Corp.	29,894	4,409
Medtronic PLC	22,927	2,306
Merck & Co., Inc.	103,821	7,808
Pfizer, Inc.	152,008	5,393
ResMed, Inc.	16,327	3,134
Royalty Pharma PLC Class A	504,841	18,528
Sage Therapeutics, Inc. (a)	82,539	6,057
Thermo Fisher Scientific, Inc.	5,979	2,829
UnitedHealth Group, Inc.	85,284	26,024
Vertex Pharmaceuticals, Inc. (a)	56,677	11,809
West Pharmaceutical Services, Inc.	58,349	15,875
Zoetis, Inc.	12,734	2,019
		232,009

Industrials (9.1%):
3M Co.	49,315	7,889
Acuity Brands, Inc.	12,191	1,087
Allegion PLC	36,618	3,607
Allison Transmission Holdings, Inc.	68,029	2,459
BWX Technologies, Inc.	9,574	527
C.H. Robinson Worldwide, Inc.	53,206	4,705
Cummins, Inc.	44,153	9,709
Eaton Corp. PLC	34,169	3,546
Fastenal Co.	103,511	4,475
FTI Consulting, Inc. (a)	71,627	7,052
Graco, Inc.	10,630	658
Honeywell International, Inc.	6,827	1,126
IDEX Corp.	68,994	11,756
IHS Markit Ltd.	97,477	7,883
Illinois Tool Works, Inc.	42,988	8,420
JB Hunt Transport Services, Inc.	10,909	1,328
Lennox International, Inc.	21,973	5,969
Lockheed Martin Corp.	19,256	6,742
ManpowerGroup, Inc.	7,776	528
Masco Corp.	24,929	1,336
Northrop Grumman Corp.	5,477	1,587
Old Dominion Freight Line, Inc.	72,571	13,815
PACCAR, Inc.	24,344	2,078
Republic Services, Inc.	49,003	4,321
Robert Half International, Inc.	72,145	3,657
Rockwell Automation, Inc.	35,240	8,356
Rollins, Inc.	31,990	1,851
Snap-on, Inc.	16,897	2,662
The Toro Co.	32,346	2,656
United Parcel Service, Inc. Class B	112,174	17,624
Verisk Analytics, Inc.	10,637	1,893
W.W. Grainger, Inc.	8,266	2,893

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth & Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Waste Management, Inc.	44,673	$4,820
		159,015
IT Services (6.8%):
Cognizant Technology Solutions Corp. Class A	44,556	3,182
Fiserv, Inc. (a)	179,393	17,127
International Business Machines Corp.	16,180	1,807
Jack Henry & Associates, Inc.	5,868	870
Mastercard, Inc. Class A	15,232	4,397
PayPal Holdings, Inc. (a)	101,401	18,874
The Western Union Co.	61,857	1,203
Twilio, Inc. Class A (a)	136,412	38,054
Visa, Inc. Class A	177,884	32,323
		117,837

Materials (2.7%):
Air Products & Chemicals, Inc.	20,800	5,746
International Paper Co.	48,117	2,105
LyondellBasell Industries NV Class A	114,979	7,870
Nucor Corp.	58,858	2,811
Packaging Corp. of America	28,480	3,261
PPG Industries, Inc.	19,039	2,470
RPM International, Inc.	15,932	1,349
Steel Dynamics, Inc.	86,136	2,712
The Scotts Miracle-Gro Co.	110,778	16,622
Westrock Co.	58,617	2,201
		47,147
Real Estate (2.8%):
Alexandria Real Estate Equities, Inc.	16,994	2,575
AvalonBay Communities, Inc.	19,956	2,776
Boston Properties, Inc.	26,662	1,931
Digital Realty Trust, Inc.	22,972	3,315
Equity Residential	43,034	2,022
Essex Property Trust, Inc.	8,145	1,666
Healthpeak Properties, Inc.	62,191	1,677
Invitation Homes, Inc.	66,844	1,822
National Retail Properties, Inc.	38,358	1,228
Prologis, Inc.	59,157	5,868
Public Storage	10,751	2,463
Realty Income Corp.	40,739	2,357
Regency Centers Corp.	33,087	1,178
SBA Communications Corp.	38,199	11,092
Ventas, Inc.	45,578	1,799
VICI Properties, Inc.	89,150	2,046
Welltower, Inc.	42,140	2,266
		48,081
Semiconductors & Semiconductor Equipment (6.9%):
Advanced Micro Devices, Inc. (a)	67,088	5,051
Applied Materials, Inc.	39,738	2,354
Broadcom, Inc.	6,898	2,412
Intel Corp.	253,510	11,225
KLA Corp.	11,174	2,203
Lam Research Corp.	42,156	14,421
Marvell Technology Group Ltd.	258,375	9,692
NVIDIA Corp.	43,002	21,559
QUALCOMM, Inc.	211,465	26,086
Skyworks Solutions, Inc.	14,340	2,026
STMicroelectronics NV, NYS (b)	459,592	14,036

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth & Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Teradyne, Inc.	23,718	$2,084
Texas Instruments, Inc.	54,890	7,937
		121,086

Software (10.4%):
CDK Global, Inc.	10,407	449
Citrix Systems, Inc.	49,067	5,558
Fair Isaac Corp. (a)	37,762	14,782
Intuit, Inc.	13,766	4,332
Microsoft Corp.	448,746	90,858
NortonLifeLock, Inc.	128,592	2,645
Oracle Corp.	36,430	2,044
RingCentral, Inc. Class A (a)	75,804	19,583
salesforce.com, Inc. (a)	88,673	20,596
Synopsys, Inc. (a)	44,969	9,617
Workday, Inc. Class A (a)	56,368	11,844
		182,308

Technology Hardware, Storage & Peripherals (4.9%):
Apple, Inc.	756,964	82,403
HP, Inc.	146,697	2,635
NetApp, Inc.	23,602	1,036
		86,074

Utilities (3.4%):
Ameren Corp.	22,321	1,811
CMS Energy Corp.	68,080	4,312
DTE Energy Co.	41,488	5,120
Duke Energy Corp.	56,439	5,199
Evergy, Inc.	67,250	3,712
Eversource Energy	11,814	1,031
Exelon Corp.	74,531	2,973
National Fuel Gas Co.	10,861	434
NextEra Energy, Inc.	72,340	5,296
Pinnacle West Capital Corp.	31,424	2,563
PPL Corp.	74,611	2,052
The AES Corp.	57,115	1,114
The Southern Co.	59,543	3,421
UGI Corp.	21,195	685
Vistra Corp.	51,713	898
WEC Energy Group, Inc.	99,287	9,983
Xcel Energy, Inc.	127,848	8,953
		59,557
Total Common Stocks (Cost $1,393,565)		1,714,130

Collateral for Securities Loaned^ (0.5%)
HSBC U.S. Government Money Market Fund I Shares, 0.02% (c)	7,835,377	7,835
Total Collateral for Securities Loaned (Cost $7,835)		7,835
Total Investments (Cost $1,401,400) — 99.0%		1,721,965
Other assets in excess of liabilities — 1.0%		17,939
NET ASSETS - 100.00%		$1,739,904

At October 31, 2020 the Fund’s investments in foreign securities were 4.5% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on October 31, 2020.

ADR—American Depositary Receipt
NYS—New York Registered Shares
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA High Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (0.2%)
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49 (a)	$2,786	$2,740

Total Asset-Backed Securities (Cost $2,786)		2,740

Collateralized Mortgage Obligations (0.3%)
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.57%, 2/10/51 (b)	163	169
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class AJ, 5.43%, 1/12/45, Callable 2/8/22 @ 100 (b)	5,000	3,866
CHL Mortgage Pass-Through Trust, Series 2004-25, Class 1A6, 1.11% (LIBOR01M+96bps), 2/25/35, Callable 11/25/20 @ 100 (c)	1,954	331
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 0.34% (LIBOR01M+19bps), 2/15/40 (c)	50	47
Credit Suisse First Boston Mortgage Securities Corp., Series 1998-C1, Class AX, 2.14%, 5/17/40, Callable 12/11/20 @ 100 (b)(d)	42	—	(e)
		4,413

Total Collateralized Mortgage Obligations (Cost $6,186)		4,413

Common Stocks (1.5%)
Communication Services (0.3%):
AT&T, Inc.	33,780	913
CenturyLink, Inc.	63,000	543
Clear Channel Outdoor Holdings, Inc. (f)(g)	163,905	147
Comcast Corp. Class A	52,422	2,214
iHeartMedia, Inc. Class A (f)(g)	69,703	573
Verizon Communications, Inc.	19,653	1,120
		5,510
Consumer Discretionary (0.0%):(h)
Las Vegas Sands Corp. (i)	13,500	649
Lear Corp.	355	43
		692
Energy (0.1%):
BP PLC, ADR	53,764	832
GenOn Energy, Inc. (f)(j)	16,168	2,344
Nine Point Energy (f)(j)(k)	21,663	—
Nine Point Energy Holdings, Inc. (f)(j)(k)	464	—	(e)
Paragon Litigation (f)(j)	3,813	24
Paragon Litigation (f)(j)	2,542	—	(e)
Royal Dutch Shell PLC, ADR (g)	32,263	824
Sabine Oil & Gas Holdings, Inc. (j)(k)	2,824	18
Thunderbird Resources (f)(j)(k)	22,883	3
		4,045
Financials (0.5%):
CME Group, Inc.	13,217	1,992
JPMorgan Chase & Co.	18,507	1,814
KeyCorp	111,918	1,453
Regions Financial Corp.	109,207	1,452
		6,711
Health Care (0.3%):
AbbVie, Inc.	22,300	1,898

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
CVS Health Corp.	18,400	$1,032
Merck & Co., Inc.	30,900	2,324
		5,254
Information Technology (0.1%):
Microsoft Corp. (i)	7,174	1,453

Materials (0.1%):
LyondellBasell Industries NV Class A	19,215	1,316

Real Estate (0.1%):
Crown Castle International Corp.	12,489	1,951

Total Common Stocks (Cost $29,211)		26,932

Preferred Stocks (2.8%)
Communication Services (0.3%):
Qwest Corp., 0.98%, 9/1/56	192,291	4,886

Consumer Staples (1.4%):
CHS, Inc., cumulative redeemable, Series 1, 7.88% (l)	109,326	3,058
CHS, Inc., cumulative redeemable, Series 2, 7.10% (LIBOR03M+429bps) (c)(l)	114,391	3,139
Dairy Farmers of America, Inc., cumulative redeemable, 7.88% (a)(l)	200,000	17,799
		23,996
Energy (0.8%):
NuStar Logistics LP, 11.55% (LIBOR03M+673bps), 1/15/43 (i)	748,058	14,019

Financials (0.1%):
U.S. Bancorp, non-cumulative, Series A (LIBOR03M+102bps) (g)(l)	3,000	2,622

Real Estate (0.2%):
Equity Residential, cumulative redeemable, Series K, 8.29% (l)	45,314	2,923
Prologis, Inc., cumulative redeemable, Series Q, 8.54% (l)	5,310	414
		3,337
Total Preferred Stocks (Cost $53,280)		48,860

Warrants (0.0%)(h)
Energy (0.0%):
Sabine Oil & Gas Holdings, Inc. (j)	8,791	144
SandRidge Energy, Inc.(j)	13,764	—	(e)
SandRidge Energy, Inc.	5,795	—	(e)
		144
Total Warrants (Cost $–)		144

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Convertible Corporate Bonds (0.1%)
Energy (0.1%):
Cheniere Energy, Inc., 4.25%, 3/15/45, Callable 3/15/21 @ 83.65	$1,500	$1,116

Total Convertible Corporate Bonds (Cost $1,092)		1,116

Senior Secured Loans (2.4%)
Abe Investment Holdings, Inc., 1st Lien Term Loan B, 4.67% (LIBOR01M+450bps), 2/19/26 (c)	2,919	2,716
Avaya, Inc., 2020 Extended Term Loan, 4.40% (LIBOR01M+425bps), 12/15/27 (c)	128	123
Avaya, Inc., Term Loan B, 4.40% (LIBOR01M+425bps), 12/15/24 (c)	5	5
Bass Pro Group LLC, Term Loan B, 5.75% (LIBOR06M+500bps), 12/16/23 (c)	4,914	4,894
Cengage Learning, Inc., 2016 Term Loan B, 5.25% (LIBOR06M+425bps), 6/7/23 (c)	2,865	2,555
Chesapeake Energy Corp., 6/9/24 (c)(m)(n)(p)	3,000	2,089
CITGO Petroleum Corp., 6.00% (LIBOR06M+500bps), 3/22/24 (c)	2,155	2,006
Endo International PLC, Initial Term Loans, 5.00% (LIBOR03M+425bps), 4/29/24 (c)(o)	2,000	1,895
Envision Healthcare Corp., Initial Term Loan, 3.90% (LIBOR01M+375bps), 10/11/25 (c)	5	4
H-Food Holdings LLC, Initial Term Loan, 3.84% (LIBOR01M+369bps), 5/31/25 (c)	1,985	1,907
Lealand Finance Co. BV, 1st Lien Term Loan, 3.15%, 6/30/25	324	200
Lealand Finance Co. BV, 1st Lien Term Loan, 1.15% (LIBOR01M+300bps), 6/30/24 (c)	39	31
Lucid Energy Group II Borrower LLC, Initial Term Loan, 4.00% (LIBOR01M+300bps), 2/18/25 (c)	1,935	1,746
Mitchell International, Inc., Initial Term Loan Second Lien, 7.40% (LIBOR01M+725bps), 12/1/25 (c)	5,000	4,754
Pregis TopCo Corp., Initial Term Loan, 4.17% (LIBOR01M+400bps), 7/25/26 (c)	1,489	1,450
Quicksilver Resources, Inc., 6/21/19 (c)(j)(k)(p)	3,993	6
Sunshine Luxembourg VII S.A.R.L, B1 Commitments, 5.25% (LIBOR06M+425bps), 10/2/26 (c)	3,000	2,967
Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR01M+275bps), 2/6/24 (c)	5,923	4,812
Versant Health Holdco, Inc., 2nd Lien Term Loan (LIBOR01M+675bps), 12/1/25 (c)	4,500	4,489
WaterBridge Midstream Operating LLC, Initial Term Loans, 6.75% (LIBOR06M+575bps), 6/21/26 (c)	1,479	1,224
Wok Holdings, Inc., Initial Term Loan, 6.40% (LIBOR01M+650bps), 3/1/26 (c)	2,955	2,279
		42,152

Total Senior Secured Loans (Cost $49,433)		42,152

Corporate Bonds (71.5%)
Communication Services (13.0%):
Cars.com, Inc., 6.38%, 11/1/28, Callable 11/1/23 @ 103.19 (a)	2,000	1,990
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 3/1/30, Callable 9/1/24 @ 102.38 (a)	30,000	31,539
4.50%, 8/15/30, Callable 2/15/25 @ 102.25 (a)	5,000	5,195
4.50%, 5/1/32, Callable 5/1/26 @ 102.25 (a)	1,000	1,034
CenturyLink, Inc.
7.50%, 4/1/24, Callable 1/1/24 @ 100	5,000	5,511

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
7.65%, 3/15/42	$6,621	$7,293
Cincinnati Bell, Inc.
7.00%, 7/15/24, Callable 12/10/20 @ 103.5 (a)	6,000	6,184
8.00%, 10/15/25, Callable 12/10/20 @ 106 (a)	4,000	4,239
Clear Channel Worldwide Holdings, Inc., 5.13%, 8/15/27, Callable 8/15/22 @ 102.56 (a)	1,667	1,632
CSC Holdings LLC
5.38%, 2/1/28, Callable 2/1/23 @ 102.69 (a)	1,000	1,062
7.50%, 4/1/28, Callable 4/1/23 @ 103.75 (a)	3,000	3,286
6.50%, 2/1/29, Callable 2/1/24 @ 103.25 (a)	4,500	4,994
5.75%, 1/15/30, Callable 1/15/25 @ 102.88 (a)	11,000	11,753
Dish DBS Corp.
5.00%, 3/15/23	5,000	5,039
5.88%, 11/15/24	4,000	4,026
7.75%, 7/1/26	7,000	7,424
7.38%, 7/1/28, Callable 7/1/23 @ 103.69	2,000	2,013
Embarq Corp., 8.00%, 6/1/36	5,000	5,850
Frontier Communications Corp.
11.00%, 9/15/25, Callable 6/15/25 @ 100 (m)(n)	4,500	1,882
8.50%, 4/1/26, Callable 4/1/21 @ 106.38 (a)(m)(n)	4,000	4,039
9.00%, 8/15/31 (m)(n)	8,500	3,258
Getty Images, Inc., 9.75%, 3/1/27, Callable 3/1/22 @ 104.88 (a)	1,500	1,522
Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38 (a)	500	492
iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 5/1/22 @ 104.19	3,714	3,622
iHeartCommunications, Inc., 6.38%, 5/1/26, Callable 5/1/22 @ 103.19	394	411
Lamar Media Corp., 4.88%, 1/15/29, Callable 1/15/24 @ 102.44	1,000	1,040
Match Group Holdings II LLC, 4.63%, 6/1/28, Callable 6/1/23 @ 102.31 (a)	2,000	2,068
Meredith Corp., 6.88%, 2/1/26, Callable 2/1/21 @ 103.44	5,000	4,145
National CineMedia LLC, 5.75%, 8/15/26, Callable 8/15/21 @ 102.88	2,000	1,088
Netflix, Inc.
3.63%, 6/15/25, Callable 3/15/25 @ 100 (a)	3,000	3,117
4.88%, 4/15/28	5,000	5,623
4.88%, 6/15/30, Callable 3/15/30 @ 100 (a)	5,500	6,280
Nexstar Broadcasting, Inc., 5.63%, 7/15/27, Callable 7/15/22 @ 104.22 (a)	4,000	4,171
Salem Media Group, Inc., 6.75%, 6/1/24, Callable 12/10/20 @ 103.38 (a)(g)	4,500	3,926
Scripps Escrow, Inc., 5.88%, 7/15/27, Callable 7/15/22 @ 104.41 (a)	1,000	970
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75 (a)	8,000	7,527
Sprint Corp.
7.63%, 2/15/25, Callable 11/15/24 @ 100 (i)	15,000	17,715
7.63%, 3/1/26, Callable 11/1/25 @ 100	10,000	12,164
T-Mobile USA, Inc.
6.00%, 4/15/24, Callable 11/20/20 @ 102.25	5,000	5,088
4.75%, 2/1/28, Callable 2/1/23 @ 102.38	10,000	10,720
Trilogy International Partners LLC/Trilogy International Finance, Inc., 8.88%, 5/1/22, Callable 12/10/20 @ 102.22 (a)	2,500	2,287
Univision Communications, Inc., 9.50%, 5/1/25, Callable 5/1/22 @ 104.75 (a)	3,000	3,276
Zayo Group Holdings, Inc.
4.00%, 3/1/27, Callable 3/1/21 @ 102 (a)	1,500	1,472
6.13%, 3/1/28, Callable 3/1/23 @ 103.06 (a)	5,000	5,062
Zayo Group LLC/Zayo Capital, Inc.
6.38%, 5/15/25, Callable 12/10/20 @ 103.19 (g)	5,000	4,500
5.75%, 1/15/27, Callable 1/15/22 @ 102.88 (a)	500	455
		227,984

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Consumer Discretionary (7.6%):
Asbury Automotive Group, Inc., 4.75%, 3/1/30, Callable 3/1/25 @ 102.38 (a)	$54	$56
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.75%, 8/1/25, Callable 12/10/20 @ 105.06 (a)	4,000	4,119
9.88%, 4/1/27, Callable 4/1/22 @ 107.41 (a)	2,000	2,235
Beazer Homes USA, Inc., 7.25%, 10/15/29, Callable 10/15/24 @ 103.63	6,300	6,777
Boyd Gaming Corp., 4.75%, 12/1/27, Callable 12/1/22 @ 102.38	2,175	2,114
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25, Callable 11/20/20 @ 102.63 (a)	3,000	2,849
Clarios Global LP/Clarios US Finance Co., 8.50%, 5/15/27, Callable 5/15/22 @ 104.25 (a)	7,500	7,828
Cooper-Standard Automotive, Inc., 13.00%, 6/1/24, Callable 6/1/22 @ 106.5 (a)	500	544
Ford Motor Co.
9.00%, 4/22/25, Callable 3/22/25 @ 100 (i)	3,000	3,534
6.63%, 10/1/28	13,000	14,569
GPC Merger Sub, Inc., 7.13%, 8/15/28, Callable 8/15/23 @ 103.56 (a)	3,500	3,665
Group 1 Automotive, Inc., 4.00%, 8/15/28, Callable 8/15/23 @ 102 (a)	1,500	1,502
Hilton Domestic Operating Co., Inc., 5.38%, 5/1/25, Callable 5/1/22 @ 102.69 (a)	100	104
Hyatt Hotels Corp., 5.75%, 4/23/30, Callable 1/23/30 @ 100	3,000	3,388
L Brands, Inc., 6.95%, 3/1/33	3,000	2,740
LGI Homes, Inc., 6.88%, 7/15/26, Callable 7/15/21 @ 103.44 (a)(i)	2,500	2,613
M/I Homes, Inc., 4.95%, 2/1/28, Callable 2/1/23 @ 103.71	4,500	4,687
Marriott Ownership Resorts, Inc., 4.75%, 1/15/28, Callable 9/15/22 @ 102.38	2,000	1,921
Mattel, Inc., 6.75%, 12/31/25, Callable 12/31/20 @ 105.06 (a)	5,185	5,446
MGM Resorts International
6.75%, 5/1/25, Callable 5/1/22 @ 103.38 (g)	5,000	5,253
4.75%, 10/15/28, Callable 7/15/28 @ 100	100	98
NCL Corp. Ltd.
12.25%, 5/15/24, Callable 2/15/24 @ 100 (a)	1,000	1,097
10.25%, 2/1/26, Callable 8/1/23 @ 105.13 (a)	1,000	1,030
Newell Brands, Inc., 5.88%, 4/1/36, Callable 10/1/35 @ 100 (q)	3,500	4,098
Nordstrom, Inc., 4.38%, 4/1/30, Callable 1/1/30 @ 100 (g)	2,000	1,543
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 10.75%, 6/1/28, Callable 6/1/23 @ 105.38 (a)	1,000	1,129
PetSmart, Inc.
7.13%, 3/15/23, Callable 12/10/20 @ 101.78 (a)	3,000	2,950
8.88%, 6/1/25, Callable 11/20/20 @ 104.44 (a)	3,000	3,025
Scientific Games International, Inc., 8.25%, 3/15/26, Callable 3/15/22 @ 104.13 (a)	5,000	5,075
Service Corp. International, 5.13%, 6/1/29, Callable 6/1/24 @ 102.56 (i)	3,500	3,827
Taylor Morrison Communities, Inc., 5.75%, 1/15/28, Callable 10/15/27 @ 100 (a)	5,000	5,534
Tesla, Inc., 5.30%, 8/15/25, Callable 12/10/20 @ 103.98 (a)	7,000	7,243
Trident TPI Holdings, Inc., 6.63%, 11/1/25, Callable 12/10/20 @ 103.31 (a)	3,000	2,970
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 9/1/27, Callable 9/1/22 @ 105.16	3,000	3,015
Vail Resorts, Inc., 6.25%, 5/15/25, Callable 5/15/22 @ 103.13 (a)	500	528
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 9/15/28, Callable 9/15/23 @ 102.44 (a)	2,000	2,027
Williams Scotsman International, Inc., 4.63%, 8/15/28, Callable 8/15/23 @ 102.31 (a)	1,000	1,007
Wolverine World Wide, Inc., 6.38%, 5/15/25, Callable 5/15/22 @ 103.19 (a)	2,500	2,660

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Wyndham Hotels & Resorts, Inc., 4.38%, 8/15/28, Callable 8/15/23 @ 102.19 (a)	$250	$248
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/1/29, Callable 7/1/29 @ 100 (a)	3,000	2,882
Yum! Brands, Inc., 4.75%, 1/15/30, Callable 10/15/29 @ 100 (a)	4,000	4,305
		132,235

Consumer Staples (4.1%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, 3/15/25, Callable 12/10/20 @ 102.88	9,596	9,915
Coty, Inc., 6.50%, 4/15/26, Callable 4/15/21 @ 104.88 (a)(g)	5,000	3,909
Edgewell Personal Care Co., 5.50%, 6/1/28, Callable 6/1/23 @ 102.75 (a)	1,000	1,051
Energizer Holdings, Inc.
7.75%, 1/15/27, Callable 1/15/22 @ 103.88 (a)	3,000	3,250
4.75%, 6/15/28, Callable 6/15/23 @ 102.38 (a)	250	258
H-Food Holdings LLC/Hearthside Finance Co., Inc., 8.50%, 6/1/26, Callable 6/1/21 @ 104.25 (a)	4,000	3,989
JBS Investments II GMBH, 5.75%, 1/15/28, Callable 7/15/22 @ 102.88 (a)	1,500	1,580
Kraft Heinz Foods Co.
4.63%, 1/30/29, Callable 10/30/28 @ 100	15,000	16,666
4.25%, 3/1/31, Callable 12/1/30 @ 100 (a)	1,500	1,628
4.38%, 6/1/46, Callable 12/1/45 @ 100	10,000	10,274
Lamb Weston Holdings, Inc., 4.88%, 5/15/28, Callable 11/15/27 @ 100 (a)	500	542
NBM US Holdings, Inc., 6.63%, 8/6/29, Callable 8/6/24 @ 103.31 (a)(g)	3,000	3,236
Pilgrim's Pride Corp., 5.88%, 9/30/27, Callable 9/30/22 @ 102.94 (a)	3,000	3,171
Post Holdings, Inc.
5.75%, 3/1/27, Callable 3/1/22 @ 102.88 (a)	3,000	3,143
5.50%, 12/15/29, Callable 12/15/24 @ 102.75 (a)	2,500	2,701
4.63%, 4/15/30, Callable 4/15/25 @ 102.31 (a)	3,000	3,083
Spectrum Brands, Inc., 5.50%, 7/15/30, Callable 7/15/25 @ 102.75 (a)	500	536
U.S. Foods, Inc., 6.25%, 4/15/25, Callable 4/15/22 @ 103.13 (a)	3,000	3,134
		72,066

Energy (8.6%):
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 5/1/25, Callable 12/10/20 @ 105.63 (a)	3,000	2,117
Apache Corp., 4.38%, 10/15/28, Callable 7/15/28 @ 100	10,000	9,151
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22, Callable 12/10/20 @ 100 (a)	3,000	2,913
Boardwalk Pipelines LP, 3.40%, 2/15/31, Callable 11/15/30 @ 100	2,000	1,923
Buckeye Partners LP, 5.60%, 10/15/44, Callable 4/15/44 @ 100	10,754	9,334
Carrizo Oil & Gas, Inc., 8.25%, 7/15/25, Callable 12/10/20 @ 106.19	3,000	875
Citgo Holding, Inc., 9.25%, 8/1/24, Callable 8/1/21 @ 104.63 (a)	1,000	838
Citgo Petroleum Corp., 6.25%, 8/15/22, Callable 12/10/20 @ 100 (a)	1,875	1,805
CONSOL Energy, Inc., 11.00%, 11/15/25, Callable 11/15/21 @ 105.5 (a)	5,000	2,737
CSI Compressco LP/CSI Compressco Finance, Inc., 7.50%, 4/1/25, Callable 4/1/21 @ 105.63 (a)	1,163	1,063
CSI Compressco LP/CSI Compressco Finance, Inc. PIK, 10.00%, 4/1/26, Callable 4/1/23 @ 107.5 (a)(r)	3,652	2,583
Endeavor Energy Resources LP/EER Finance, Inc., 6.63%, 7/15/25, Callable 7/15/22 @ 103.31 (a)	2,000	2,083
Energy Transfer Operating LP
7.12% (H15T5Y+531bps), Callable 5/15/30 @ 100 (c)(l)	3,000	2,451
3.27% (LIBOR03M+302bps), 11/1/66, Callable 12/10/20 @ 100 (c)	3,000	1,545

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Enlink Midstream Partners LP, 6.00% (LIBOR03M+411bps), Callable 12/15/22 @ 100 (c)(l)	$2,000	$849
Enterprise Products Operating LLC, 3.02% (LIBOR03M+278bps), 6/1/67, Callable 12/10/20 @ 100 (c)(g)	3,000	2,299
Enterprise TE Partners LP, 3.02% (LIBOR03M+278bps), 6/1/67, Callable 12/10/20 @ 100 (c)	3,000	2,321
EQT Corp., 8.75%, 2/1/30, Callable 11/1/29 @ 100	1,000	1,242
GenOn Energy, Inc., 9.88%, 10/15/20 (j)(k)	7,000	—
Hess Midstream Partners LP, 5.13%, 6/15/28, Callable 6/15/23 @ 102.56 (a)	3,000	3,005
Highpoint Operating Corp., 7.00%, 10/15/22, Callable 12/10/20 @ 100	3,000	667
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28, Callable 11/1/23 @ 103.13 (a)	3,000	2,754
Laredo Petroleum, Inc., 10.13%, 1/15/28, Callable 1/15/23 @ 107.59 (g)	1,500	649
Martin Midstream Partners LP/Martin Midstream Finance Corp.
10.00%, 2/29/24, Callable 8/12/21 @ 102 (a)	480	478
11.50%, 2/28/25 (a)	3,019	2,723
MPLX LP, 6.88% (LIBOR03M+465bps), Callable 2/15/23 @ 100 (c)(l)	5,000	4,150
Murphy Oil Corp.
6.88%, 8/15/24, Callable 12/10/20 @ 103.44	4,000	3,561
5.75%, 8/15/25, Callable 12/10/20 @ 104.31	3,000	2,459
Newfield Exploration Co.
5.63%, 7/1/24	2,000	1,935
5.38%, 1/1/26, Callable 10/1/25 @ 100	3,000	2,820
Occidental Petroleum Corp.
2.90%, 8/15/24, Callable 7/15/24 @ 100	6,000	4,994
8.50%, 7/15/27, Callable 1/15/27 @ 100	5,000	4,800
6.38%, 9/1/28, Callable 3/1/28 @ 100	5,000	4,355
8.88%, 7/15/30, Callable 1/15/30 @ 100	5,000	4,893
5.07%, 10/10/36 (c)	3,500	1,590
Ovintiv, Inc., 6.63%, 8/15/37	4,000	3,674
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/25, Callable 12/10/20 @ 105.44	2,000	830
PDC Energy, Inc., 5.75%, 5/15/26, Callable 5/15/21 @ 104.31 (g)	1,500	1,413
Petroleos Mexicanos, 6.63%, 6/15/35	15,000	12,371
Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100 (g)	2,000	1,859
Southern Union Co., 3.27% (LIBOR03M+302bps), 11/1/66, Callable 12/10/20 @ 100 (c)	2,000	906
Southwestern Energy Co.
6.20%, 1/23/25, Callable 10/23/24 @ 100 (q)	2,000	2,006
7.75%, 10/1/27, Callable 10/1/22 @ 103.88 (g)	1,000	1,033
SRC Energy, Inc., 6.25%, 12/1/25, Callable 12/10/20 @ 104.69	5,000	4,699
Tallgrass Energy Partners LP/Tallgras Energy Finance Corp., 6.00%, 3/1/27, Callable 3/1/23 @ 103 (a)	3,000	2,854
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 1/15/28, Callable 1/15/23 @ 102.5	10,000	9,879
4.88%, 2/1/31, Callable 2/1/26 @ 102.44 (a)	2,000	1,953
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 8.50%, 7/15/23, Callable 11/25/20 @ 104.25 (a)	2,000	1,685
Transocean, Inc., 11.50%, 1/30/27, Callable 7/30/23 @ 105.75 (a)	1,860	619
Western Midstream Operating LP, 5.75%, 2/1/50, Callable 8/1/49 @ 100 (q)	7,000	6,270
WPX Energy, Inc., 5.88%, 6/15/28, Callable 6/15/23 @ 102.94	3,000	3,079
		149,092

Financials (10.2%):
Adient Global Holdings Corp., 4.88%, 8/15/26, Callable 8/15/21 @ 102.44 (a)(g)	10,000	9,580
AmTrust Financial Services, Inc., 6.13%, 8/15/23	9,760	8,925

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
AmWINS Group, Inc., 7.75%, 7/1/26, Callable 7/1/21 @ 105.81 (a)	$4,000	$4,276
Ares Capital Corp., 3.88%, 1/15/26, Callable 12/15/25 @ 100	2,000	2,049
Athene Global Funding, 2.45%, 8/20/27 (a)	2,000	2,030
Banc of California, Inc., 5.25%, 4/15/25, Callable 1/15/25 @ 100	5,000	5,293
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (c)	2,000	1,742
Credit Acceptance Corp.
5.13%, 12/31/24, Callable 12/31/21 @ 102.56 (a)	2,000	2,000
6.63%, 3/15/26, Callable 3/15/22 @ 103.31	9,750	10,136
First Midwest Bancorp, Inc., 5.88%, 9/29/26, Callable 8/29/26 @ 100	5,000	5,604
FirstCash, Inc., 4.63%, 9/1/28, Callable 9/1/23 @ 102.31 (a)	1,000	1,018
Flex Acquisition Co., Inc.
6.88%, 1/15/25, Callable 12/10/20 @ 103.44 (a)	3,150	3,102
7.88%, 7/15/26, Callable 7/15/21 @ 103.94 (a)	2,000	2,023
Ford Motor Credit Co. LLC
4.13%, 8/17/27, Callable 6/17/27 @ 100	11,250	11,084
5.11%, 5/3/29, Callable 2/3/29 @ 100	15,000	15,578
FS KKR Capital Corp. II, 4.25%, 2/14/25, Callable 1/14/25 @ 100 (a)	3,000	2,836
Genworth Holdings, Inc., 2.28% (LIBOR03M+200bps), 11/15/66, Callable 11/25/20 @ 100 (c)	3,000	1,191
HUB International Ltd., 7.00%, 5/1/26, Callable 5/1/21 @ 103.5 (a)	5,000	5,125
ILFC E-Capital Trust II, 3.23%, 12/21/65, Callable 12/10/20 @ 100 (a)(q)	5,362	3,003
LABL Escrow Issuer LLC
6.75%, 7/15/26, Callable 7/15/22 @ 103.38 (a)	1,000	1,050
10.50%, 7/15/27, Callable 7/15/22 @ 105.25 (a)(i)	3,000	3,202
Lehman Brothers Holdings, 5.75%, 4/25/11, MTN (j)(m)	1,000	11
Lehman Brothers Treasury Co. BV, MTN (l)(t)	1,447	10
Level 3 Financing, Inc., 4.25%, 7/1/28, Callable 7/1/23 @ 102.13 (a)	2,917	2,932
MetLife, Inc., 10.75%, 8/1/69, Callable 8/1/34 @ 100	2,000	3,298
MUFG Americas Holdings Corp., 3.00%, 2/10/25, Callable 1/10/25 @ 100	1,000	1,079
Navient Corp.
6.75%, 6/25/25	7,000	7,119
6.75%, 6/15/26	5,000	5,049
5.63%, 8/1/33, MTN	7,000	6,000
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (c)	1,000	1,012
OneMain Finance Corp.
8.88%, 6/1/25, Callable 6/1/22 @ 104.44	1,500	1,649
7.13%, 3/15/26	9,000	9,975
6.63%, 1/15/28, Callable 7/15/27 @ 100	1,000	1,094
5.38%, 11/15/29, Callable 5/15/29 @ 100	3,500	3,600
PPL Capital Funding, Inc., 2.89% (LIBOR03M+267bps), 3/30/67, Callable 12/10/20 @ 100 (c)	5,000	3,951
Resideo Funding, Inc., 6.13%, 11/1/26, Callable 11/1/21 @ 104.59 (a)	1,500	1,454
Sally Holdings LLC / Sally Capital, Inc., 8.75%, 4/30/25, Callable 4/30/22 @ 104.38 (a)	3,000	3,311
SBL Holdings, Inc., 5.13%, 11/13/26, Callable 9/13/26 @ 100 (a)	5,000	4,753
Starwood Property Trust, Inc., 5.50%, 11/1/23, Callable 8/1/23 @ 100 (a)(o)	1,000	991
Synovus Financial Corp., 5.90% (USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100 (c)	10,000	10,417
The Hanover Insurance Group, Inc., 8.21%, 2/3/27	3,780	4,708
The Hartford Financial Services Group, Inc., 2.41% (LIBOR03M+213bps), 2/12/67, Callable 12/10/20 @ 100 (a)(c)	2,000	1,748
Zenith National Insurance Capital Trust I, 8.55%, 8/1/28 (a)	2,000	2,487
		177,495

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Health Care (7.7%):
Bausch Health Cos., Inc.
5.00%, 1/30/28, Callable 1/30/23 @ 102.5 (a)	$4,633	$4,576
5.25%, 1/30/30, Callable 1/30/25 @ 102.63 (a)	13,370	13,176
Centene Corp.
4.63%, 12/15/29, Callable 12/15/24 @ 102.31	5,000	5,444
3.38%, 2/15/30, Callable 2/15/25 @ 101.69	3,000	3,110
CHS, Inc., 8.00%, 3/15/26, Callable 3/15/22 @ 104 (a)	20,000	20,068
CHS/Community Health System, 6.63%, 2/15/25, Callable 2/15/22 @ 103.31 (a)	6,000	5,887
DaVita, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	10,000	9,614
Eastern Maine Healthcare Systems, 5.02%, 7/1/36	3,000	3,136
Encompass Health Corp.
5.75%, 9/15/25, Callable 12/10/20 @ 102.88	2,000	2,066
4.63%, 4/1/31, Callable 4/1/26 @ 102.31	500	515
Global Medical Response, Inc., 6.50%, 10/1/25, Callable 10/1/21 @ 103.25 (a)	2,000	1,975
HCA, Inc.
5.63%, 9/1/28, Callable 3/1/28 @ 100	9,500	11,048
3.50%, 9/1/30, Callable 3/1/30 @ 100	3,000	3,064
Mednax, Inc., 6.25%, 1/15/27, Callable 1/15/22 @ 104.69 (a)	6,000	6,189
Molina Healthcare, Inc., 4.38%, 6/15/28, Callable 6/15/23 @ 102.19 (a)	1,000	1,024
MPH Acquisition Holdings LLC, 5.75%, 11/1/28, Callable 11/1/23 @ 102.88 (a)	3,000	2,948
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
7.38%, 6/1/25, Callable 6/1/22 @ 103.69 (a)(i)	1,000	1,050
7.25%, 2/1/28, Callable 2/1/23 @ 103.63 (a)	2,000	2,090
Par Pharmaceutical, Inc., 7.50%, 4/1/27, Callable 4/1/22 @ 105.63 (a)	5,250	5,561
Select Medical Corp., 6.25%, 8/15/26, Callable 8/15/22 @ 103.13 (a)	5,000	5,271
Tenet Healthcare Corp.
6.75%, 6/15/23	5,000	5,273
7.00%, 8/1/25, Callable 12/10/20 @ 103.5 (g)	6,425	6,586
5.13%, 11/1/27, Callable 11/1/22 @ 102.56 (a)	8,000	8,237
6.13%, 10/1/28, Callable 10/1/23 @ 103.06 (a)	5,000	4,849
6.88%, 11/15/31	3,000	2,977
		135,734

Industrials (6.9%):
ADT Security Corp., 4.88%, 7/15/32 (a)	3,500	3,604
Advanced Drainage Systems, Inc., 5.00%, 9/30/27, Callable 9/30/22 @ 102.5 (a)	1,000	1,050
Alaska Airlines Pass Through Trust, 4.80%, 2/15/29 (a)	2,000	2,102
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 10.50%, 5/15/25, Callable 5/15/22 @ 107.88 (a)(g)	2,000	2,304
Brand Energy & Infrastructure Services, Inc., 8.50%, 7/15/25, Callable 12/10/20 @ 106.34 (a)	4,000	3,748
Builders FirstSource, Inc., 6.75%, 6/1/27, Callable 6/1/22 @ 103.38 (a)	3,099	3,323
Clark Equipment Co., 5.88%, 6/1/25, Callable 6/1/22 @ 102.94 (a)	750	778
Covanta Holding Corp.
5.88%, 7/1/25, Callable 12/10/20 @ 104.41	3,000	3,113
5.00%, 9/1/30, Callable 9/1/25 @ 102.5	1,000	1,012
Delta Air Lines, Inc.
7.00%, 5/1/25 (a)	3,000	3,274
7.38%, 1/15/26, Callable 12/15/25 @ 100	2,000	2,058
Delta Air Lines, Inc./Skymiles IP Ltd., 4.75%, 10/20/28 (a)	968	990
Gates Global LLC/Gates Corp., 6.25%, 1/15/26, Callable 1/15/22 @ 103.13 (a)	2,500	2,587

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
H&E Equipment Services, Inc., 5.63%, 9/1/25, Callable 12/10/20 @ 104.22	$2,000	$2,073
Hillenbrand, Inc., 5.75%, 6/15/25, Callable 6/15/22 @ 102.88	1,000	1,065
Howmet Aerospace, Inc.
6.88%, 5/1/25, Callable 4/1/25 @ 100 (i)	5,000	5,559
5.95%, 2/1/37	5,000	5,506
IAA, Inc., 5.50%, 6/15/27, Callable 6/15/22 @ 102.75 (a)	2,250	2,362
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100	4,000	4,142
JB Poindexter & Co., Inc., 7.13%, 4/15/26, Callable 4/15/21 @ 105.34 (a)	2,500	2,654
Matthews International Corp., 5.25%, 12/1/25, Callable 12/10/20 @ 103.94 (a)(g)	3,500	3,341
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38%, 8/31/27, Callable 8/31/26 @ 100 (a)	1,000	966
6.25%, 1/15/28, Callable 1/15/23 @ 103.13 (a)	10,000	10,104
RR Donnelley & Sons Co., 8.25%, 7/1/27, Callable 7/1/23 @ 106.19 (g)	2,850	2,913
Sensata Technologies, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	2,000	1,980
Southwest Airlines Co., 5.13%, 6/15/27, Callable 4/15/27 @ 100	5,000	5,559
Spirit AeroSystems, Inc., 5.50%, 1/15/25, Callable 10/15/22 @ 102.75 (a)	1,500	1,526
Spirit Airlines Pass Through Trust, 4.10%, 10/1/29	2,124	1,898
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25, Callable 9/20/23 @ 104 (a)	125	133
Standard Industries, Inc., 3.38%, 1/15/31, Callable 7/15/25 @ 101.69 (a)	2,000	1,948
Textron Financial Corp., 2.02% (LIBOR03M+174bps), 2/15/42, Callable 11/25/20 @ 100 (a)(c)	5,000	3,503
Titan International, Inc., 6.50%, 11/30/23, Callable 12/10/20 @ 103.25	3,000	2,314
TransDigm, Inc.
8.00%, 12/15/25, Callable 4/8/22 @ 104 (a)	500	541
7.50%, 3/15/27, Callable 3/15/22 @ 103.75	5,000	5,165
5.50%, 11/15/27, Callable 11/15/22 @ 102.75	9,000	8,784
United Rentals North America, Inc.
5.50%, 5/15/27, Callable 5/15/22 @ 102.75	5,000	5,319
4.00%, 7/15/30, Callable 7/15/25 @ 102 (g)	3,000	3,059
Waste Pro USA, Inc., 5.50%, 2/15/26, Callable 2/15/21 @ 104.13 (a)	3,000	3,031
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 6/15/23 @ 103.63 (a)	1,000	1,094
XPO Logistics, Inc.
6.75%, 8/15/24, Callable 8/15/21 @ 103.38 (a)	5,333	5,640
6.25%, 5/1/25, Callable 5/1/22 @ 103.13 (a)	2,000	2,125
		124,247

Information Technology (3.1%):
Avaya, Inc., 6.13%, 9/15/28, Callable 9/15/23 @ 103.06 (a)	2,500	2,568
Boxer Parent Co., Inc., 7.13%, 10/2/25, Callable 6/1/22 @ 103.56 (a)	3,000	3,214
Brightstar Escrow Corp., 9.75%, 10/15/25, Callable 10/15/22 @ 104.88 (a)	1,000	997
CDW LLC / CDW Finance Corp., 4.13%, 5/1/25, Callable 5/1/22 @ 102.06	2,000	2,074
CDW LLC/CDW Finance Corp., 3.25%, 2/15/29, Callable 2/15/23 @ 101.63	1,000	999
Colt Merger Sub, Inc.
6.25%, 7/1/25, Callable 7/1/22 @ 103.13 (a)	2,000	2,057
5.75%, 7/1/25, Callable 7/1/22 @ 102.88 (a)	1,000	1,026
CommScope Technologies LLC
6.00%, 6/15/25, Callable 11/20/20 @ 103 (a)	5,200	5,157
5.00%, 3/15/27, Callable 3/15/22 @ 102.5 (a)	12,000	11,204

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Dell, Inc., 7.10%, 4/15/28 (g)	$3,000	$3,807
Gartner, Inc., 4.50%, 7/1/28, Callable 7/1/23 @ 102.25 (a)	1,500	1,565
GTT Communications, Inc., 7.88%, 12/31/24, Callable 12/10/20 @ 105.91 (a)(g)	1,000	471
Itron, Inc., 5.00%, 1/15/26, Callable 1/15/21 @ 102.5 (a)	1,500	1,532
J2 Global, Inc., 4.63%, 10/15/30, Callable 10/15/25 @ 102.21 (a)	1,500	1,515
Microchip Technology, Inc., 4.25%, 9/1/25, Callable 9/1/22 @ 102.13 (a)	3,000	3,109
NCR Corp., 6.13%, 9/1/29, Callable 9/1/24 @ 103.06 (a)	3,000	3,166
Solera LLC/Solera Finance, Inc., 10.50%, 3/1/24, Callable 12/10/20 @ 105.25 (a)	2,500	2,595
Unisys Corp., 6.88%, 11/1/27, Callable 11/1/23 @ 103.44 (a)	2,000	2,067
Western Digital Corp., 4.75%, 2/15/26, Callable 11/15/25 @ 100 (g)	5,000	5,383
		54,506

Materials (7.2%):
Allegheny Ludlum LLC, 6.95%, 12/15/25	6,456	6,420
Allegheny Technologies, Inc., 5.88%, 12/1/27, Callable 12/1/22 @ 102.94 (g)	500	470
Arconic Corp.
6.00%, 5/15/25, Callable 5/15/22 @ 103 (a)	2,000	2,116
6.13%, 2/15/28, Callable 2/15/23 @ 103.06 (a)	1,200	1,264
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27, Callable 8/15/22 @ 102.63 (a)	3,000	3,083
Ardagh Packaging Finance PLC/Holdings USA, Inc., 5.25%, 4/30/25, Callable 4/30/22 @ 102.63 (a)	700	732
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 6/15/27, Callable 6/15/23 @ 102.38 (a)	1,500	1,573
Ball Corp., 2.88%, 8/15/30, Callable 5/15/30 @ 100	1,500	1,483
Berry Global, Inc., 4.88%, 7/15/26, Callable 7/15/22 @ 102.44 (a)(i)	3,000	3,138
Bway Holding Co., 7.25%, 4/15/25, Callable 12/10/20 @ 103.63 (a)	9,000	8,681
Cleveland Cliffs, Inc.
6.38%, 10/15/25, Callable 12/10/20 @ 103.19 (a)(g)	7,417	6,569
6.75%, 3/15/26, Callable 3/15/22 @ 105.06 (a)	3,000	3,149
Compass Minerals International, Inc., 6.75%, 12/1/27, Callable 12/1/22 @ 103.38 (a)	4,000	4,337
Freeport-McMoRan, Inc.
4.25%, 3/1/30, Callable 3/1/25 @ 102.13	10,000	10,482
5.45%, 3/15/43, Callable 9/15/42 @ 100	10,000	11,391
HB Fuller Co., 4.25%, 10/15/28, Callable 10/15/23 @ 102.13	1,000	1,017
Kaiser Aluminum Corp., 6.50%, 5/1/25, Callable 5/1/22 @ 103.25 (a)	3,000	3,186
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 4/15/25, Callable 12/10/20 @ 105.25 (a)	3,000	3,095
Kronos Acquisition Holdings, Inc., 9.00%, 8/15/23, Callable 12/10/20 @ 102.25 (a)	7,000	7,119
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/26, Callable 3/15/21 @ 103.13 (a)	1,000	1,033
Novelis Corp., 4.75%, 1/30/30, Callable 1/30/25 @ 102.38 (a)	3,000	3,043
Olin Corp., 5.00%, 2/1/30, Callable 2/1/24 @ 102.5	5,000	5,037
Owens-Brockway Glass Container, Inc., 6.63%, 5/13/27, Callable 5/15/23 @ 103.31 (a)	1,000	1,073
Plastipak Holdings, Inc., 6.25%, 10/15/25, Callable 12/10/20 @ 103.13 (a)	4,000	4,008
PolyOne Corp., 5.75%, 5/15/25, Callable 5/15/22 @ 102.88 (a)	3,000	3,151
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 4.00%, 10/15/27, Callable 10/15/23 @ 102 (a)	1,000	1,015
Sealed Air Corp., 6.88%, 7/15/33 (a)	3,000	3,877
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25, Callable 12/10/20 @ 105.63 (a)	5,000	4,475

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
The Chemours Co., 5.38%, 5/15/27, Callable 2/15/27 @ 100	$3,000	$2,948
Tronox, Inc., 6.50%, 5/1/25, Callable 5/1/22 @ 103.25 (a)	3,000	3,164
United States Steel Corp., 6.25%, 3/15/26, Callable 3/15/21 @ 103.13 (g)	7,500	5,723
Venator Finance SARL/Venator Materials LLC, 5.75%, 7/15/25, Callable 12/10/20 @ 104.31 (a)	2,000	1,728
Warrior Met Coal LLC, 8.00%, 11/1/24, Callable 12/10/20 @ 104 (a)	7,000	6,996
		126,576

Real Estate (1.0%):
Diversified Healthcare Trust, 9.75%, 6/15/25, Callable 6/15/22 @ 104.88	3,000	3,296
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27, Callable 10/15/22 @ 102.5	5,000	5,209
Outfront Media Capital LLC/Outfront Media Capital Corp.
6.25%, 6/15/25, Callable 6/15/22 @ 103.13 (a)	2,000	2,045
4.63%, 3/15/30, Callable 3/15/25 @ 102.31 (a)	1,000	919
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	3,000	3,277
Vertical US Newco, Inc., 5.25%, 7/15/27, Callable 7/15/23 @ 102.63 (a)	2,000	2,058
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06 (a)	750	759
Washington Prime Group LP, 6.45%, 8/15/24, Callable 6/15/24 @ 100 (g)	2,000	1,033
		18,596

Utilities (2.1%):
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, 6.75%, 10/15/27, Callable 10/15/22 @ 103.38 (a)	500	525
Calpine Corp.
4.50%, 2/15/28, Callable 2/15/23 @ 102.25 (a)	3,000	3,051
4.63%, 2/1/29, Callable 2/1/24 @ 102.31 (a)	10,000	10,096
DPL, Inc., 4.13%, 7/1/25, Callable 4/1/25 @ 100 (a)	1,000	1,045
Genesis Energy LP, 6.50%, 10/1/25, Callable 12/10/20 @ 104.88	4,000	3,312
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 2/1/28, Callable 2/1/23 @ 105.81	3,500	2,906
NRG Energy, Inc.
7.25%, 5/15/26, Callable 5/15/21 @ 103.63	1,500	1,583
5.75%, 1/15/28, Callable 1/15/23 @ 102.88	3,000	3,226
PG&E Corp.
5.00%, 7/1/28, Callable 7/1/23 @ 102.5	1,000	1,001
5.25%, 7/1/30, Callable 7/1/25 @ 102.63	2,000	2,000
Talen Energy Supply LLC, 7.25%, 5/15/27, Callable 5/15/22 @ 103.63 (a)	3,000	2,964
Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable 7/31/22 @ 102.5 (a)	5,000	5,218
		36,927

Total Corporate Bonds (Cost $1,232,731)		1,255,458
Yankee Dollar (16.8%)

Communication Services (2.2%):
Altice France Holding SA, 6.00%, 2/15/28, Callable 2/15/23 @ 103 (a)	10,000	9,593
Altice France SA
7.38%, 5/1/26, Callable 5/1/21 @ 103.69 (a)	10,000	10,440
8.13%, 2/1/27, Callable 2/1/22 @ 106.09 (a)	6,000	6,533

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Colombia Telecomunicaciones SA ESP, 4.95%, 7/17/30, Callable 4/17/30 @ 100 (a)	$1,000	$1,067
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd.
8.75%, 5/25/24, Callable 5/25/21 @ 104.38 (a)	1,695	1,696
8.75%, 5/25/24, Callable 5/25/21 @ 104.38 (a)(g)	5,000	5,003
Telecom Italia Capital SA, 7.20%, 7/18/36	5,000	6,323
		40,655

Consumer Discretionary (1.7%):
Brookfield Residential Properties, Inc., 6.38%, 5/15/25, Callable 12/10/20 @ 103.19 (a)	3,000	3,051
Cirsa Finance International S.A.R.L, 7.88%, 12/20/23, Callable 11/20/20 @ 103.94 (a)	1,000	909
IHO Verwaltungs GmbH PIK, 6.38%, 5/15/29, Callable 5/15/24 @ 103.19 (a)(g)(r)	3,524	3,744
International Game Technology PLC
6.50%, 2/15/25, Callable 8/15/24 @ 100 (a)	3,000	3,199
6.25%, 1/15/27, Callable 7/15/26 @ 100 (a)	3,000	3,187
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/25, Callable 10/15/22 @ 103.88 (a)(g)	200	202
Mattamy Group Corp., 4.63%, 3/1/30, Callable 3/1/25 @ 102.31 (a)	3,000	3,065
Melco Reosrts Finance Ltd., 5.38%, 12/4/29, Callable 12/4/24 @ 102.69 (a)	3,000	2,891
Melco Resorts Finance Ltd., 5.75%, 7/21/28, Callable 7/21/23 @ 102.88 (a)	2,000	1,999
Nissan Motor Co. Ltd., 4.35%, 9/17/27, Callable 7/17/27 @ 100 (a)	3,000	3,009
Wynn Macau Ltd., 5.13%, 12/15/29, Callable 12/15/24 @ 102.56 (a)(g)	3,000	2,781
		28,037

Consumer Staples (1.0%):
Avon International Capital PLC, 6.50%, 8/15/22 (a)	7,000	7,138
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28, Callable 2/15/23 @ 103.38 (a)	6,000	6,597
Leviathan Bond Ltd., 6.75%, 6/30/30, Callable 12/30/29 @ 100 (a)	2,000	2,059
Minerva Luxembourg SA, 5.88%, 1/19/28, Callable 1/19/23 @ 102.94 (a)	3,000	3,126
NBM U.S. Holdings, Inc., 7.00%, 5/14/26, Callable 5/14/22 @ 103.5	800	852
		19,772

Energy (1.3%):
Baytex Energy Corp., 8.75%, 4/1/27, Callable 4/1/23 @ 106.56 (a)	3,000	1,341
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, 6/1/28 (a)	3,060	3,067
Meg Energy Corp., 7.00%, 3/31/24, Callable 12/10/20 @ 101.17 (a)	2,000	1,907
Northriver Midstream Finance LP, 5.63%, 2/15/26, Callable 10/15/22 @ 102.81 (a)	3,000	2,972
Petroleos Mexicanos
6.84%, 1/23/30, Callable 10/23/29 @ 100	5,000	4,477
5.95%, 1/28/31, Callable 10/28/30 @ 100	3,000	2,508
Tecpetrol SA, 4.88%, 12/12/22, Callable 12/12/20 @ 102.44 (a)(g)	3,000	2,754
Transportadora de Gas del Sur SA, 6.75%, 5/2/25, Callable 5/2/22 @ 103.38 (a)(g)	2,415	2,004
		21,030

Financials (3.3%):
Altice Financing SA, 5.00%, 1/15/28, Callable 1/15/23 @ 102.5 (a)	5,000	4,851
BBVA Bancomer SA, 5.87% (H15T5Y+431bps), 9/13/34, Callable 9/13/29 @ 100 (a)(c)	4,500	4,659
Deutsche Bank AG
4.30% (USSW5+225bps), 5/24/28, Callable 5/24/23 @ 100 (c)	2,000	1,947

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.88% (SOFR+544bps), 7/8/31, Callable 4/8/30 @ 100 (c)	$4,000	$4,256
4.87% (USISDA05+255bps), 12/1/32, Callable 12/1/27 @ 100 (c)	14,000	13,555
Intelsat Jackson Holdings SA
5.50%, 8/1/23, Callable 12/10/20 @ 100.92 (j)(m)(n)	2,000	1,177
8.50%, 10/15/24, Callable 12/10/20 @ 106.38 (a)(j)(m)(n)	2,000	1,237
Intesa Sanpaolo SpA, 5.71%, 1/15/26 (a)	5,000	5,449
Natwest Group PLC, 2.54% (LIBOR03M+232bps), Callable 9/30/27 @ 100 (c)	5,000	4,805
Rede D'or Finance S.A.R.L, 4.50%, 1/22/30, Callable 10/22/29 @ 100 (a)	3,000	2,947
UniCredit SpA, 7.30% (USISDA05+491bps), 4/2/34, Callable 4/2/29 @ 100 (a)(c)	10,000	11,472
		56,355

Health Care (1.0%):
Bausch Health Cos., Inc.
6.13%, 4/15/25, Callable 12/10/20 @ 103.06 (a)	5,000	5,130
7.25%, 5/30/29, Callable 5/30/24 @ 103.63 (a)	5,000	5,380
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 3/1/28, Callable 12/1/27 @ 100	3,000	3,152
4.10%, 10/1/46	3,000	2,480
		16,142

Industrials (1.7%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/27, Callable 4/21/27 @ 100 (i)	5,000	4,725
Air Canada Pass Through Trust, 4.13%, 11/15/26 (a)	5,485	4,969
Bombardier, Inc.
7.50%, 3/15/25, Callable 12/10/20 @ 103.75 (a)	7,000	5,074
7.88%, 4/15/27, Callable 4/15/22 @ 103.94 (a)	8,000	5,826
Latam Airlines Pass Through Trust B, 4.50%, 8/15/25	2,931	1,622
Norwegian Air Shuttle Pass Through Trust, 7.50%, 5/10/25 (a)	3,476	2,660
Rolls-Royce PLC, 5.75%, 10/15/27, Callable 7/15/27 @ 100 (a)	3,167	3,206
		28,082

Materials (3.3%):
Alcoa Nederland Holding, 6.13%, 5/15/28, Callable 5/15/23 @ 103.06 (a)	4,000	4,286
ArcelorMittal, 7.25%, 10/15/39	8,000	9,773
Cemex SAB de CV
7.38%, 6/5/27, Callable 6/5/23 @ 103.69 (a)	1,000	1,103
5.45%, 11/19/29, Callable 11/19/24 @ 102.73 (a)	3,000	3,173
Eldorado Gold Corp., 9.50%, 6/1/24, Callable 12/1/21 @ 107.13 (a)	2,416	2,640
First Quantum Minerals Ltd.
7.50%, 4/1/25, Callable 12/10/20 @ 105.63 (a)	10,000	10,018
6.88%, 3/1/26, Callable 3/1/21 @ 105.16 (a)	3,000	2,973
Infrabuild Australia Pty Ltd., 12.00%, 10/1/24, Callable 10/1/21 @ 109 (a)(g)	3,000	2,973
Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29 @ 100	5,000	5,064
Mineral Resources Ltd., 8.13%, 5/1/27, Callable 5/1/22 @ 106.09 (a)	3,000	3,275
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25	3,200	3,842
Starfruit Finco BV/Starfruit US Holdco LLC, 8.00%, 10/1/26, Callable 10/1/21 @ 104 (a)(g)	4,000	4,220
Teck Resources Ltd., 6.13%, 10/1/35	3,000	3,482
Vedanta Resources Ltd.
8.25%, 6/7/21 (a)	5,000	4,401
6.38%, 7/30/22 (a)	3,000	2,117
		63,340

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Real Estate (0.1%):
Vertical Holdco GmbH, 7.63%, 7/15/28, Callable 7/15/23 @ 103.81 (a)	$1,000	$1,039

Sovereign Bond (0.2%):
Bahamas Government International Bond, 6.00%, 11/21/28, Callable 8/21/28 @ 100 (a)	3,000	2,651

Utilities (1.0%):
©b Gener SA, 7.12% (USSW5+464bps), 3/26/79, Callable 4/7/24 @ 100 (a)(c)	5,000	5,182
Electricite de France SA, 5.25% (USSW10+371bps), Callable 1/29/23 @ 100 (a)(c)(l)	3,000	3,106
Empresa Electrica Cochrane SpA, 5.50%, 5/14/27 (a)	2,873	2,926
ENEL SpA, 8.75% (USSW5+588bps), 9/24/73, Callable 9/24/23 @ 100 (a)(c)	4,975	5,766
		16,980

Total Yankee Dollar (Cost $287,901)		294,083

Municipal Bonds (0.2%)
Illinois (0.1%):
City of Chicago, GO, Series B, 7.05%, 1/1/29	2,000	2,137

New Jersey (0.1%):
South Jersey Transportation Authority Revenue, Series B, 3.36%, 11/1/28	1,375	1,437

Total Municipal Bonds (Cost $3,375)		3,574

Commercial Paper (1.2%)
Energy Transfer Part LP, 0.60%, 11/2/20 (a)(s)	8,300	8,300
Jabil, Inc., 0.48%, 11/5/20 (a)(s)	12,600	12,599
Total Commercial Paper (Cost $20,899)		20,899

Exchange-Traded Funds (1.9%)
iShares iBoxx High Yield Corporate Bond ETF (g)(i)	207,295	17,388
SPDR Bloomberg Barclays High Yield Bond ETF (i)	159,197	16,604
Total Exchange-Traded Funds (Cost $33,265)		33,992

Collateral for Securities Loaned^ (2.5%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (u)	16,802,499	16,802
HSBC U.S. Government Money Market Fund I Shares, 0.02% (u)	26,489,410	26,490
Total Collateral for Securities Loaned (Cost $43,292)		43,292
Total Investments (Cost $1,763,451) — 101.4%		1,777,655
Liabilities in excess of other assets — (1.4)%		(24,208)
NET ASSETS - 100.00%		$1,753,447

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of October 31, 2020, the fair value of these securities was $910,713 (thousands) and amounted to 51.9% of net assets.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at October 31, 2020.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of October 31, 2020.
(d)	Security is interest only.
(e)	Rounds to less than $1 thousand.
(f)	Non-income producing security.
(g)	All or a portion of this security is on loan.
(h)	Amount represents less than 0.05% of net assets.

(i)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(j)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of October 31, 2020, illiquid securities were 0.3% of the Fund’s net assets.
(k)	Security was fair valued based using significant unobservable inputs as of October 31, 2020.
(l)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(m)	Defaulted security.
(n)	At October 31, 2020, the issuer was in bankruptcy.
(o)	Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.
(p)	The rate for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(q)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(r)	All of the coupon is paid in kind.
(s)	Rate represents the effective yield at October 31, 2020.
(t)	Zero-coupon bond.
(u)	Rate disclosed is the daily yield on October 31, 2020.

ADR—American Depositary Receipt
bps—Basis points
ETF—Exchange-Traded Fund
GO—General Obligation
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of October 31, 2020, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of October 31, 2020, based on the last reset date of the security
LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of October 31, 2020, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PIK—Payment in-kind
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
USISDA05—5 Year ICE Swap Rate, rate disclosed as of October 31, 2020.
USSW10—USD 10 Year Swap Rate, rate disclosed as of October 31, 2020
USSW5—USD 5 Year Swap Rate, rate disclosed as of October 31, 2020.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (6.1%)
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class D, 3.65%, 5/9/22, Callable 12/8/20 @ 100	$3,992	$3,994
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class D, 3.08%, 12/18/23, Callable 4/18/22 @ 100	1,921	1,979
AmeriCredit Automobile Receivables Trust, Series 2018-2, Class C, 3.59%, 6/18/24, Callable 11/18/22 @ 100	4,000	4,189
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class D, 2.71%, 9/8/22, Callable 3/8/21 @ 100	9,650	9,718
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.60%, 9/18/23, Callable 4/18/22 @ 100	5,000	5,097
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 3/15/23 @ 100 (a)	4,500	4,614
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class C, 4.94%, 6/20/22 (a)	2,827	2,833
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class B, 2.65%, 3/20/26 (a)	12,500	12,471
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class B, 4.27%, 3/20/25 (a)	5,250	5,511
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class B, 3.55%, 9/22/25 (a)	7,500	7,731
Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class B, 3.36%, 11/20/22 (a)	6,000	6,046
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24, Callable 5/20/23 @ 100 (a)	8,486	8,568
BCC Funding XVII LLC, Series 2020-1, Class A2, 0.91%, 8/20/25, Callable 7/20/24 @ 100 (a)	1,875	1,875
California Republic Auto Receivables Trust, Series 2017-1, Class B, 2.91%, 12/15/22, Callable 6/15/21 @ 100	6,500	6,576
California Republic Auto Receivables Trust, Series 2018-1, Class D, 4.33%, 4/15/25, Callable 8/15/22 @ 100	2,300	2,429
California Republic Auto Receivables Trust, Series 2017-1, Class C, 3.76%, 12/15/23, Callable 6/15/21 @ 100	2,309	2,350
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 2/19/22 @ 100 (a)	1,250	1,292
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class B, 2.00%, 7/21/25, Callable 5/19/23 @ 100 (a)	2,000	2,038
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class A4, 1.89%, 3/19/25, Callable 5/19/23 @ 100 (a)	6,067	6,228
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class C, 4.07%, 3/19/25, Callable 2/19/22 @ 100 (a)	1,590	1,641
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 9/15/23 @ 100	6,375	6,634
CarMax Auto Owner Trust, Series 2020-2, Class B, 2.90%, 8/15/25, Callable 8/15/23 @ 100	3,611	3,852
CarMax Auto Owner Trust, Series 2019-1, Class B, 3.45%, 11/15/24, Callable 12/15/22 @ 100	1,924	2,039
CarMax Auto Owner Trust, Series 2017-3, Class D, 3.46%, 10/16/23, Callable 9/15/21 @ 100	2,000	2,042
CCG Receivables Trust, Series 2020-1, Class C, 1.84%, 12/14/27, Callable 6/14/24 @ 100 (a)	2,000	2,025
Chesapeake Funding LLC, Series 2018-3A, Class C, 3.81%, 1/15/31, Callable 9/15/22 @ 100 (a)	6,000	6,286
Chesapeake Funding LLC, Series 2018-2A, Class B, 3.52%, 8/15/30, Callable 8/15/21 @ 100 (a)	6,000	6,119
CIT Education Loan Trust, Series 2007-1, Class B, 0.52% (LIBOR03M+30bps), 6/25/42, Callable 3/25/31 @ 100 (a)(b)	4,482	3,869

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
CNH Equipment Trust, Series 2020-A, Class B, 2.30%, 10/15/27, Callable 12/15/23 @ 100	$1,100	$1,141
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84%, 6/16/25, Callable 8/15/23 @ 100 (a)	2,500	2,555
Credit Acceptance Auto Loan Trust, Series 2017-2, Class C, 3.35%, 6/15/26 (a)	4,850	4,855
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39%, 4/16/29 (a)	4,118	4,187
Dell Equipment Finance Trust, Series 2020-1, Class A3, 2.24%, 2/22/23, Callable 8/22/22 @ 100 (a)	3,000	3,082
Dell Equipment Finance Trust, Series 2020-1, Class B, 2.98%, 4/24/23, Callable 8/22/22 @ 100 (a)	1,550	1,610
Element Rail Leasing I LLC, Series 2014-1A, Class A2, 3.67%, 4/19/44 (a)	25,000	25,136
Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25 (a)	6,150	6,373
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 6/15/22 @ 100 (a)	8,000	8,291
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26%, 4/15/24, Callable 6/15/23 @ 100 (a)	5,132	5,200
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.08%, 7/15/24, Callable 4/15/24 @ 100 (a)	3,594	3,653
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/26/49, Callable 1/25/23 @ 100 (a)	5,625	5,757
Flagship Credit Auto Trust, Series 2016-4, Class D, 3.89%, 11/15/22, Callable 9/15/21 @ 100 (a)	6,795	6,942
Flagship Credit Auto Trust, Series 2020-2, Class D, 5.75%, 4/15/26, Callable 6/15/24 @ 100 (a)	3,898	4,314
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100 (a)	12,314	12,739
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31, Callable 2/15/25 @ 100 (a)	4,000	4,141
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04%, 8/15/31, Callable 2/15/25 @ 100 (a)	5,333	5,574
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class B, 2.54%, 8/18/25, Callable 7/16/23 @ 100	1,500	1,573
Hertz Vehicle Financing LLC, Series 2018-3, Class A, 4.03%, 7/25/24 (a)	1,460	1,472
Hertz Vehicle Financing LP, Series 2019-3A, Class A, 2.67%, 12/26/25 (a)	2,572	2,584
Hertz Vehicle Financing LP, Series 2019-1A, Class B, 4.10%, 3/25/23 (a)	6,250	6,231
Hertz Vehicle Financing LP, Series 2017-2A, Class A, 3.29%, 10/25/23 (a)	2,530	2,536
Hertz Vehicle Financing LP, Series 2016-4A, Class A, 2.65%, 7/25/22 (a)	830	832
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 3/20/22 @ 100 (a)	2,700	2,765
HPEFS Equipment Trust, Series 2020-2A, Class B, 1.20%, 7/22/30, Callable 11/20/22 @ 100 (a)	8,333	8,372
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 10/20/22 @ 100 (a)	3,846	3,911
InSite Issuer LLC, Series 2018-1A, Class A, 4.10%, 12/15/48, Callable 7/15/24 @ 100 (a)	8,000	8,767
Master Credit Card Trust, Series 2020-1A, Class B, 2.27%, 9/23/24 (a)	834	858
MMAF Equipment Finance LLC, Series 2015-A, Class A5, 2.49%, 2/19/36, Callable 8/16/22 @ 100 (a)	4,017	4,066
MMAF Equipment Finance LLC, Series 2017-A, Class A5, 2.68%, 7/16/27, Callable 5/16/22 @ 100 (a)	2,750	2,868

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Navient Student Loan Trust, Series 2015-2, Class B, 1.65% (LIBOR01M+150bps), 8/25/50, Callable 11/25/28 @ 100 (b)	$3,000	$2,782
Navient Student Loan Trust, Series 2018-2A, Class B, 1.30% (LIBOR01M+115bps), 3/25/67, Callable 3/25/33 @ 100 (a)(b)	3,500	3,166
Nelnet Student Loan Trust, Series 2005-4, Class B, 0.51% (LIBOR03M+28bps), 9/22/35, Callable 6/22/28 @ 100 (b)	1,094	922
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49 (a)	6,500	6,393
NP SPE II LLC, Series 2017-1A, Class A2, 4.22%, 10/21/47, Callable 10/20/27 @ 100 (a)	15,625	16,250
OSCAR US Funding Trust IX LLC, Series 2018-2A, Class A4, 3.63%, 9/10/25 (a)	12,000	12,535
OSCAR US Funding Trust LLC, Series 2018-1A, Class A4, 3.50%, 5/12/25 (a)	4,760	4,929
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35	15,545	17,818
Renew, Series 2018-1, Class A, 3.95%, 9/20/53, Callable 12/20/28 @ 100 (a)	4,455	4,766
Renew, Series 2017-2, Class A, 3.22%, 9/22/53, Callable 9/20/28 @ 100 (a)	1,103	1,106
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 5/15/24 @ 100 (a)	1,500	1,635
Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.03%, 2/15/24, Callable 11/15/23 @ 100	3,188	3,243
Santander Drive Auto Receivables Trust, Series 2016-2, Class D, 3.39%, 4/15/22, Callable 11/15/20 @ 100	7,888	7,895
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 7/20/25 @ 100 (a)	10,000	10,024
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 7/20/25 @ 100 (a)	3,824	3,855
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, Callable 11/20/20 @ 100 (a)	1,155	1,160
SCF Equipment Leasing LLC, Series 2019-1A, Class B, 3.49%, 1/20/26, Callable 11/20/20 @ 100 (a)	6,000	6,212
SCF Equipment Leasing LLC, Series 2019-1A, Class A2, 3.23%, 10/20/24, Callable 11/20/20 @ 100 (a)	1,000	1,018
SLM Student Loan Trust, Series 2006-9, Class B, 0.44% (LIBOR03M+23bps), 1/25/41, Callable 7/25/32 @ 100 (b)	4,723	4,146
SLM Student Loan Trust, Series 2007-7, Class B, 0.96% (LIBOR03M+75bps), 10/27/70, Callable 7/25/23 @ 100 (b)	5,740	5,313
SLM Student Loan Trust, Series 2012-6, Class B, 1.15% (LIBOR01M+100bps), 4/27/43, Callable 12/25/27 @ 100 (b)	20,862	19,326
SLM Student Loan Trust, Series 2007-1, Class B, 0.43% (LIBOR03M+22bps), 1/27/42, Callable 1/25/29 @ 100 (b)	6,864	6,102
SLM Student Loan Trust, Series 2005-9, Class B, 0.51% (LIBOR03M+30bps), 1/25/41, Callable 1/25/31 @ 100 (b)	1,440	1,272
SLM Student Loan Trust, Series 2003-14, Class B, 0.76% (LIBOR03M+55bps), 10/25/65, Callable 4/25/29 @ 100 (b)	1,599	1,455
SLM Student Loan Trust, Series 2006-10, Class B, 0.43% (LIBOR03M+22bps), 3/25/44, Callable 4/25/32 @ 100 (b)	1,970	1,737
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	18,417	19,073
Tesla Auto Lease Trust, Series 2020-A, Class B, 1.18%, 1/22/24, Callable 4/20/23 @ 100 (a)	5,500	5,554
Transportation Finance Equipment Trust, Series 2019-1, Class B, 2.06%, 5/23/24, Callable 6/23/23 @ 100 (a)	1,095	1,125
TRIP Rail Master Funding LLC, Series 2014-1A, Class A2, 4.09%, 4/15/44, Callable 7/15/21 @ 100 (a)	10,000	10,110
TRIP Rail Master Funding LLC, Series 2017-1A, Class A2, 3.74%, 8/15/47, Callable 4/15/24 @ 100 (a)	3,334	3,444

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
VB-S1 Issuer LLC, Series 2020-1A, Class C2, 3.03%, 6/15/50, Callable 6/15/24 @ 100 (a)	$1,400	$1,451
VB-S1 Issuer LLC, Series 2018-1A, Class C, 3.41%, 2/15/48, Callable 2/15/22 @ 100 (a)	7,850	8,055
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 2/15/22 @ 100 (a)	4,000	4,096
Westlake Automobile Receivables Trust, Series 2019-1A, Class C, 3.45%, 3/15/24, Callable 8/15/22 @ 100 (a)	2,340	2,390
World Omni Auto Receivables Trust, Series 2018-D, Class C, 3.87%, 8/15/25, Callable 9/15/22 @ 100	4,000	4,231
		487,020

Total Asset-Backed Securities (Cost $477,343)		487,020

Collateralized Mortgage Obligations (5.3%)
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33, Callable 4/14/25 @ 100 (a)	9,027	9,634
Banc of America Commercial Mortgage Trust, Series 2006-3, Class AM, 5.66%, 7/10/44 (c)	1,937	385
BANK, Series 2019-BN24, Class ASB, 2.93%, 11/15/62	7,123	7,783
BANK, Series 2017-BNK4, Class B, 4.00%, 5/15/50	5,600	6,097
Benchmark Mortgage Trust, Series 2020-B17, Class ASB, 2.18%, 3/15/53, Callable 11/15/29 @ 100	9,900	10,350
BX Commercial Mortgage Trust, Series 2019-XL, Class B, 1.23% (LIBOR01M+108bps), 10/15/36 (a)(b)	5,859	5,835
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, 3.66%, 3/9/44 (a)(c)	5,000	4,709
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41 (a)	9,231	9,663
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class ASB, 2.94%, 1/15/53	6,000	6,544
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.62%, 7/10/47, Callable 7/10/24 @ 100	2,500	2,711
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3, 3.36%, 7/10/47, Callable 7/10/24 @ 100	7,833	8,401
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class AS, 3.79%, 9/15/50 (c)	9,500	10,502
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A, 2.65%, 12/10/41 (a)	10,000	10,457
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class C, 4.68%, 1/10/24 (a)	8,100	8,526
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class AS, 3.86%, 7/10/47, Callable 7/10/24 @ 100	4,000	4,331
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AS, 3.02%, 8/10/56	10,339	11,063
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AAB, 2.61%, 1/15/53	10,000	10,746
COMM Mortgage Trust, Series 2012-CCRE4, Class XA, 1.69%, 10/15/45, Callable 8/15/22 @ 100 (c)(d)	53,470	1,457
COMM Mortgage Trust, Series 2012-CCRE3, Class AM, 3.42%, 10/15/45, Callable 9/15/22 @ 100 (a)	5,925	6,104
COMM Mortgage Trust, Series 2014-CCRE19, Class A5, 3.80%, 8/10/47, Callable 8/10/24 @ 100	5,000	5,462
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.43%, 7/10/50, Callable 6/10/25 @ 100 (c)	2,500	2,575
COMM Mortgage Trust, Series 2015-PC1, Class A5, 3.90%, 7/10/50, Callable 6/10/25 @ 100 (e)	15,000	16,618

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 6/10/25 @ 100 (c)	$2,000	$2,179
COMM Mortgage Trust, Series 2014-CCRE19, Class AM, 4.08%, 8/10/47, Callable 8/10/24 @ 100	7,500	8,181
COMM Mortgage Trust, Series 2012-CCRE4, Class AM, 3.25%, 10/15/45, Callable 10/15/22 @ 100	8,600	8,666
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46 (a)(f)	3,500	3,602
COMM Mortgage Trust, Series 2012-CCRE1, Class XA, 1.84%, 5/15/45, Callable 5/15/22 @ 100 (c)	33,801	683
COMM Mortgage Trust, Series 2015-LC23, Class AM, 4.16%, 10/10/48 (c)	6,300	6,865
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (a)(c)	10,500	11,248
CSMC Trust, Series 2020-West, Class A, 3.04%, 2/15/35 (a)	2,500	2,376
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36 (a)	4,750	4,629
DBJPM Mortgage Trust, Series 2016-SFC, Class B, 3.24%, 8/10/36 (a)	2,500	2,276
FREMF Mortgage Trust, Series 2019-K99, Class B, 3.65%, 9/25/29, Callable 9/25/29 @ 100 (a)(c)	10,000	10,825
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49 (c)	596	259
GS Mortgage Securities Corp., Series 2013-GC10, Class AS, 3.28%, 2/10/46, Callable 1/10/23 @ 100	5,000	5,194
GS Mortgage Securities Corp., Series 2005-ROCK, Class X1, 0.21%, 5/3/32 (a)(c)(d)	190,667	2,232
GS Mortgage Securities Corp., Series 2013-GC10, Class B, 3.68%, 2/10/46, Callable 1/10/23 @ 100 (a)	10,000	10,327
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.91%, 2/13/53	4,231	4,617
GS Mortgage Securities Trust, Series 2015-GC32, Class A4, 3.76%, 7/10/48, Callable 7/10/25 @ 100	6,000	6,628
GS Mortgage Securities Trust, Series 2020-GC45, Class AAB, 2.84%, 2/13/53	3,571	3,889
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45, Callable 2/10/22 @ 100 (e)	3,241	3,287
GS Mortgage Securities Trust, Series 2012-GCJ7, Class XA, 2.06%, 5/10/45, Callable 5/10/22 @ 100 (c)	19,192	256
GS Mortgage Securities Trust, Series 2013-GC14, Class A5, 4.24%, 8/10/46, Callable 8/10/23 @ 100	5,000	5,397
GS Mortgage Securities Trust, Series 2012-ALOH, Class A, 3.55%, 4/10/34 (a)	4,667	4,703
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class B, 4.82%, 5/15/45, Callable 4/15/22 @ 100 (c)	10,697	10,889
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CIBX, Class AS, 4.27%, 6/15/45	11,745	12,282
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class C, 5.65%, 11/15/43 (a)(c)	15,000	12,770
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class AS, 4.44%, 2/15/47, Callable 2/11/24 @ 100 (c)	9,000	9,845
Manhattan West, Series 2020-1MW, Class A, 2.13%, 9/10/40 (a)	8,000	8,234
Morgan Stanley Bank of America Merrill Lynch Trust, Series C9, Class AS, 3.46%, 5/15/46	3,200	3,334
Morgan Stanley Capital Trust, Series 2011-C2, Class B, 5.20%, 6/15/44, Callable 6/15/21 @ 100 (a)(c)	2,750	2,787
Morgan Stanley Capital Trust, Series 2012-C4, Class AS, 3.77%, 3/15/45, Callable 3/15/22 @ 100	3,000	2,972
Morgan Stanley Capital Trust, Series 2015-MS1, Class AS, 4.03%, 5/15/48 (c)	7,000	7,538

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
UBS Commercial Mortgage Trust, Series 2012-C1, Class B, 4.82%, 5/10/45, Callable 4/10/22 @ 100	$15,000	$15,171
UBS Commercial Mortgage Trust, Series 2012-C1, Class AS, 4.17%, 5/10/45, Callable 4/10/22 @ 100	9,375	9,765
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.06%, 5/10/45, Callable 4/10/22 @ 100 (a)(c)	45,413	869
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class ASEC, 4.18%, 5/10/63, Callable 7/10/22 @ 100 (a)	2,313	2,412
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A, 2.13%, 10/10/42 (a)(f)	4,000	4,093
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48	7,000	7,668
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class XA, 1.74%, 10/15/45, Callable 9/15/22 @ 100 (c)(d)	23,034	613
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A5, 3.24%, 12/15/45, Callable 12/15/22 @ 100	5,000	4,965
WFRBS Commercial Mortgage Trust, Series 2011-C4, Class B, 5.22%, 6/15/44 (a)(c)	6,500	6,600
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class AS, 3.35%, 5/15/45, Callable 4/15/23 @ 100	5,000	5,243
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class A3, 3.65%, 12/15/46, Callable 11/15/20 @ 100	18,664	18,693
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class AS, 4.09%, 6/15/45 (c)	10,000	10,354
		425,369

Total Collateralized Mortgage Obligations (Cost $413,676)		425,369

Common Stocks (0.0%)(g)
Energy (0.0%):
Whiting Petroleum Corp. (h)	77,828	1,136

Financials (0.0%):
MFA Financial, Inc.	199,850	564

Total Common Stocks (Cost $6,438)		1,700

Preferred Stocks (0.8%)
Consumer Staples (0.3%):
CHS, Inc., cumulative redeemable, Series 1, 7.88% (i)	200,000	5,594
Dairy Farmers of America, Inc., cumulative redeemable, 7.88% (a)(i)	172,520	15,354
		20,948
Financials (0.0%):(g)
Citigroup Capital, cumulative redeemable, 6.58% (LIBOR03M+637bps), 10/30/40 (b)	40,000	1,096

Real Estate (0.5%):
Equity Residential, cumulative redeemable, Series K, 8.29% (i)	111,611	7,199
Mid-America Apartment Communities, Inc., cumulative redeemable, Series I, 8.50% (i) (m)	219,731	13,997
Prologis, Inc., cumulative redeemable, Series Q, 8.54% (i) (m)	284,623	22,201
		43,397

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Utilities (0.0%):(g)
Entergy Texas, Inc., 5.63%, 6/1/64	54,000	$1,362

Total Preferred Stocks (Cost $54,324)		66,803

Senior Secured Loans (0.1%)
CSC Holdings LLC, 2017 Term Loan, 2.40% (LIBOR01M+225bps), 7/17/25 (b)	2,375	2,288
Reynolds Group Holdings, Inc., 2017 Incremental US Term Loans, 2.90% (LIBOR01M+275bps), 2/5/23 (b)	3,217	3,153
Terex Corp., Incremental U.S. Term Loan 1 Lien, 2.75% (LIBOR03M+200bps), 1/31/24 (b)	4,740	4,586
		10,027

Total Senior Secured Loans (Cost $10,318)		10,027

Corporate Bonds (48.2%)
Communication Services (2.4%):
Activision Blizzard, Inc., 3.40%, 9/15/26, Callable 6/15/26 @ 100	5,000	5,653
AT&T, Inc.
2.30%, 6/1/27, Callable 4/1/27 @ 100	12,000	12,493
4.50%, 5/15/35, Callable 11/15/34 @ 100	5,000	5,835
3.10%, 2/1/43, Callable 8/1/42 @ 100	10,000	9,509
CBS Corp., 4.20%, 6/1/29, Callable 3/1/29 @ 100	3,000	3,481
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26, Callable 2/15/21 @ 102.88 (a)	5,000	5,183
CenturyLink, Inc.
5.80%, 3/15/22	10,000	10,400
6.75%, 12/1/23	2,000	2,186
Charter Communications Operating LLC, 6.38%, 10/23/35, Callable 4/23/35 @ 100	12,000	16,231
Comcast Corp., 3.90%, 3/1/38, Callable 9/1/37 @ 100	15,000	17,731
Crown Castle Towers LLC, 3.22%, 5/15/42, Callable 5/15/21 @ 100 (a)	10,000	10,088
CSC Holdings LLC, 5.50%, 4/15/27, Callable 4/15/22 @ 102.75 (a)	3,000	3,161
Discovery Communications LLC, 3.95%, 3/20/28, Callable 12/20/27 @ 100	10,000	11,249
Fox Corp.
3.05%, 4/7/25, Callable 3/7/25 @ 100	3,571	3,887
4.71%, 1/25/29, Callable 10/25/28 @ 100	7,600	9,034
Qwest Corp., 6.75%, 12/1/21	5,000	5,243
Sprint Corp., 7.25%, 9/15/21	2,250	2,344
The Walt Disney Co., 2.20%, 1/13/28	8,000	8,381
T-Mobile USA, Inc.
4.75%, 2/1/28, Callable 2/1/23 @ 102.38	2,857	3,063
3.88%, 4/15/30, Callable 1/15/30 @ 100 (a)(e)	15,333	17,238
2.55%, 2/15/31, Callable 11/15/30 @ 100 (a)	10,000	10,190
Verizon Communications, Inc.
3.15%, 3/22/30, Callable 12/22/29 @ 100	1,800	2,000
4.40%, 11/1/34, Callable 5/1/34 @ 100	5,000	6,179
4.13%, 8/15/46	5,000	6,047
ViacomCBS, Inc., 3.38%, 2/15/28, Callable 11/15/27 @ 100	7,000	7,659
		194,465

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Consumer Discretionary (1.4%):
Amazon.com, Inc., 3.88%, 8/22/37, Callable 2/22/37 @ 100	$12,000	$14,714
AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	7,200	8,447
Ford Motor Co., 9.63%, 4/22/30, Callable 1/22/30 @ 100	1,875	2,506
General Motors Co., 6.80%, 10/1/27, Callable 8/1/27 @ 100 (e)	8,000	9,837
Hasbro, Inc.
3.55%, 11/19/26, Callable 9/19/26 @ 100	12,000	12,934
3.90%, 11/19/29, Callable 8/19/29 @ 100 (e)(j)	4,150	4,468
Horace Mann School, 3.27%, 7/1/27	2,500	2,731
Marriott International, Inc.
5.75%, 5/1/25, Callable 4/1/25 @ 100 (e)	1,840	2,049
4.63%, 6/15/30, Callable 3/15/30 @ 100	2,333	2,490
Murphy Oil USA, Inc., 4.75%, 9/15/29, Callable 9/15/24 @ 102.38	2,000	2,109
O'Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	7,500	8,879
Princeton Theological Seminary, 4.11%, 7/1/23	6,080	6,539
Smithsonian Institution
1.51%, 9/1/26	1,250	1,278
1.61%, 9/1/27	1,150	1,175
2.65%, 9/1/39	2,000	2,057
The Art Institute of Chicago, 3.23%, 3/1/22	2,750	2,832
University of Notre Dame du Lac, 3.44%, 2/15/45	5,000	5,708
Vanderbilt University Medical Center, 4.17%, 7/1/37, Callable 1/1/37 @ 100	1,000	1,209
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	8,000	8,677
Volkswagen Group of America Finance LLC
3.35%, 5/13/25 (a)	5,000	5,443
3.20%, 9/26/26, Callable 7/26/26 @ 100 (a)	7,105	7,761
		113,843

Consumer Staples (2.0%):
Altria Group, Inc., 3.40%, 5/6/30, Callable 2/6/30 @ 100	5,133	5,571
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	20,000	24,588
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 4/15/38, Callable 10/15/37 @ 100	6,500	7,634
BAT Capital Corp., 4.39%, 8/15/37, Callable 2/15/37 @ 100	5,000	5,358
Bunge Ltd. Finance Corp., 3.25%, 8/15/26, Callable 5/15/26 @ 100	3,000	3,231
Flowers Foods, Inc., 3.50%, 10/1/26, Callable 7/1/26 @ 100	10,000	10,788
General Mills, Inc., 4.55%, 4/17/38, Callable 10/17/37 @ 100	4,667	5,859
Keurig Dr Pepper, Inc.
4.60%, 5/25/28, Callable 2/25/28 @ 100	7,143	8,539
4.99%, 5/25/38, Callable 11/25/37 @ 100	4,667	5,982
Kraft Heinz Foods Co.
3.95%, 7/15/25, Callable 4/15/25 @ 100	10,000	10,826
3.75%, 4/1/30, Callable 1/1/30 @ 100 (a)	3,750	3,944
Mars, Inc., 3.88%, 4/1/39, Callable 10/1/38 @ 100 (a)	14,000	16,438
McCormick & Co., Inc., 2.50%, 4/15/30, Callable 1/15/30 @ 100	5,000	5,294
Mead Johnson Nutrition Co., 4.13%, 11/15/25, Callable 8/15/25 @ 100	3,500	4,024
Mondelez International, Inc., 2.75%, 4/13/30, Callable 1/13/30 @ 100	4,000	4,313
PepsiCo, Inc., 4.25%, 10/22/44, Callable 4/22/44 @ 100	5,000	6,345
SC Johnson & Son, Inc., 4.35%, 9/30/44, Callable 3/30/44 @ 100 (a)	10,000	11,978
Smithfield Foods, Inc.
4.25%, 2/1/27, Callable 11/1/26 @ 100 (a)	5,000	5,452
5.20%, 4/1/29, Callable 1/1/29 @ 100 (a)	10,000	11,606
Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	4,304	5,495
		163,265

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Energy (6.6%):
Boardwalk Pipelines LP
4.95%, 12/15/24, Callable 9/15/24 @ 100	$15,000	$16,337
4.45%, 7/15/27, Callable 4/15/27 @ 100	10,000	10,688
Buckeye Partners LP
4.13%, 12/1/27, Callable 9/1/27 @ 100	7,500	7,088
5.60%, 10/15/44, Callable 4/15/44 @ 100	15,000	13,020
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	22,364	24,861
Chevron Phillips Chemical Co. LLC, 3.40%, 12/1/26, Callable 9/1/26 @ 100 (a)	10,000	11,029
Columbia Pipeline Group, Inc., 4.50%, 6/1/25, Callable 3/1/25 @ 100	15,000	17,283
ConocoPhillips Co., 4.15%, 11/15/34, Callable 5/15/34 @ 100 (j)	10,000	11,015
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (e)	4,042	3,845
DCP Midstream Operating LP, 5.85% (LIBOR03M+385bps), 5/21/43, Callable 5/21/23 @ 100 (a)(b)	15,000	11,110
Diamondback Energy, Inc., 3.25%, 12/1/26, Callable 10/1/26 @ 100	5,000	5,123
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	10,000	8,973
Energy Transfer Operating LP
4.75%, 1/15/26, Callable 10/15/25 @ 100	5,000	5,370
3.27% (LIBOR03M+302bps), 11/1/66, Callable 12/10/20 @ 100 (b)	15,010	7,728
Energy Transfer Partners LP/Regency Energy Finance, 4.50%, 11/1/23, Callable 8/1/23 @ 100	7,000	7,404
EnLink Midstream Partners LP
4.15%, 6/1/25, Callable 3/1/25 @ 100	14,000	12,104
4.85%, 7/15/26, Callable 4/15/26 @ 100	10,000	8,542
Enterprise Products Operating LLC, 2.80%, 1/31/30, Callable 10/31/29 @ 100	10,000	10,482
EOG Resources, Inc.
4.38%, 4/15/30, Callable 1/15/30 @ 100	1,154	1,361
3.90%, 4/1/35, Callable 10/1/34 @ 100	10,000	11,165
EQM Midstream Partners LP, 4.00%, 8/1/24, Callable 5/1/24 @ 100	6,437	6,246
EQT Corp., 8.75%, 2/1/30, Callable 11/1/29 @ 100	9,569	11,887
EQT Midstream Partners LP, 4.13%, 12/1/26, Callable 9/1/26 @ 100	14,000	13,340
Exxon Mobil Corp., 2.61%, 10/15/30, Callable 7/15/30 @ 100	8,500	8,993
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100 (a)	8,000	8,273
Gray Oak Pipeline LLC, 3.45%, 10/15/27, Callable 8/15/27 @ 100 (a)	5,333	5,412
Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100 (e)	7,500	7,770
HollyFrontier Corp., 4.50%, 10/1/30, Callable 7/1/30 @ 100	15,000	14,106
Marathon Petroleum Corp.
4.70%, 5/1/25, Callable 4/1/25 @ 100	1,875	2,081
4.75%, 9/15/44, Callable 3/15/44 @ 100	10,000	9,820
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a)	25,000	24,996
MPLX LP, 4.00%, 2/15/25, Callable 11/15/24 @ 100	7,500	8,158
Murphy Oil Corp., 5.75%, 8/15/25, Callable 12/10/20 @ 104.31	5,000	4,099
Newfield Exploration Co.
5.63%, 7/1/24	6,730	6,511
5.38%, 1/1/26, Callable 10/1/25 @ 100	9,500	8,930
Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	6,067	6,653
NuStar Logistics LP, 6.00%, 6/1/26, Callable 3/1/26 @ 100	3,500	3,469
Occidental Petroleum Corp.
3.40%, 4/15/26, Callable 1/15/26 @ 100	10,000	7,816
3.00%, 2/15/27, Callable 11/15/26 @ 100	5,000	3,777
3.50%, 8/15/29, Callable 5/15/29 @ 100	6,279	4,531
4.40%, 8/15/49, Callable 2/15/49 @ 100	7,500	5,015
ONEOK Partners LP, 4.90%, 3/15/25, Callable 12/15/24 @ 100	5,000	5,460

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
ONEOK, Inc., 6.35%, 1/15/31, Callable 10/15/30 @ 100	$2,500	$2,902
Phillips 66, 4.65%, 11/15/34, Callable 5/15/34 @ 100	10,000	11,179
Pioneer Natural Resources Co., 1.90%, 8/15/30, Callable 5/15/30 @ 100	8,000	7,491
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29, Callable 9/15/29 @ 100	13,750	13,202
Rockies Express Pipeline LLC
4.95%, 7/15/29, Callable 4/15/29 @ 100 (a)	13,730	13,421
4.80%, 5/15/30, Callable 2/15/30 @ 100 (a)	3,000	2,819
Sabal Trail Transmission LLC, 4.68%, 5/1/38, Callable 11/1/37 @ 100 (a)	15,000	17,227
Schlumberger Holdings Corp.
4.00%, 12/21/25, Callable 9/21/25 @ 100 (a)	961	1,070
3.90%, 5/17/28, Callable 2/17/28 @ 100 (a)	14,669	15,654
Southwestern Energy Co.
6.20%, 1/23/25, Callable 10/23/24 @ 100	2,000	2,006
7.50%, 4/1/26, Callable 4/1/21 @ 105.63 (j)	5,000	5,091
Spectra Energy Partners LP, 3.38%, 10/15/26, Callable 7/15/26 @ 100	5,000	5,459
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75 (a)	5,000	5,026
The Williams Cos., Inc., 4.55%, 6/24/24, Callable 3/24/24 @ 100	10,000	11,049
TransCanada PipeLines Ltd., 2.49% (LIBOR03M+221bps), 5/15/67, Callable 12/10/20 @ 100 (b)	12,124	8,354
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26, Callable 11/1/25 @ 100	3,000	3,851
Transocean Pontus Ltd., 6.13%, 8/1/25, Callable 8/1/21 @ 104.59 (a)	1,820	1,616
Transocean, Inc., 11.50%, 1/30/27, Callable 7/30/23 @ 105.75 (a)	1,855	617
Valero Energy Corp., 2.15%, 9/15/27, Callable 7/15/27 @ 100	6,364	6,086
Western Midstream Operating LP
5.38%, 6/1/21, Callable 3/1/21 @ 100	10,000	10,057
3.10%, 2/1/25, Callable 1/1/25 @ 100	4,211	3,980
		530,028

Financials (15.4%):
Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100	4,750	5,255
American Equity Investment Life Holding Co., 5.00%, 6/15/27, Callable 3/15/27 @ 100	5,000	5,585
American International Group, Inc., 3.88%, 1/15/35, Callable 7/15/34 @ 100	10,000	11,571
AmSouth Bancorp, 6.75%, 11/1/25	5,000	6,052
AmTrust Financial Services, Inc., 6.13%, 8/15/23	10,000	9,145
Ares Capital Corp.
3.50%, 2/10/23, Callable 1/10/23 @ 100	10,000	10,301
4.20%, 6/10/24, Callable 5/10/24 @ 100	5,000	5,214
4.25%, 3/1/25, Callable 1/1/25 @ 100	5,000	5,221
Assurant, Inc.
4.90%, 3/27/28, Callable 12/27/27 @ 100	5,000	5,581
3.70%, 2/22/30, Callable 11/22/29 @ 100	3,846	4,044
Athene Global Funding
2.80%, 5/26/23 (a)	9,000	9,385
2.45%, 8/20/27 (a)	10,000	10,152
Athene Holding Ltd., 3.50%, 1/15/31, Callable 10/15/30 @ 100	4,000	4,033
Atlantic Union Bankshares Corp., 5.00% (LIBOR03M+318bps), 12/15/26, Callable 12/15/21 @ 100 (b)	10,000	9,930
AXA Equitable Holdings, Inc., 4.35%, 4/20/28, Callable 1/20/28 @ 100	5,000	5,742
Banc of California, Inc., 5.25%, 4/15/25, Callable 1/15/25 @ 100	15,000	15,880
BancorpSouth Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b)	8,572	8,644
Bank of America Corp.
4.20%, 8/26/24, MTN (e)	10,000	11,154

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
3.95%, 4/21/25, MTN	$5,000	$5,573
3.42% (LIBOR03M+104bps), 12/20/28, Callable 12/20/27 @ 100 (b)	4,383	4,878
BankUnited, Inc., 4.88%, 11/17/25, Callable 8/17/25 @ 100	10,000	11,295
BBVA USA, 3.88%, 4/10/25, Callable 3/10/25 @ 100	20,000	21,404
BMW US Capital LLC, 4.15%, 4/9/30, Callable 1/9/30 @ 100 (a)	10,000	11,749
BOKF Merger Corp., 5.62% (LIBOR03M+317bps), 6/25/30, Callable 6/25/25 @ 100 (b)	8,000	8,403
BP Capital Markets America, Inc., 3.59%, 4/14/27, Callable 1/14/27 @ 100	10,000	11,109
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (b)	7,833	6,822
Capital One Financial Corp., 3.75%, 3/9/27, Callable 2/9/27 @ 100	15,000	16,768
CIT Group, Inc.
5.25%, 3/7/25, Callable 12/7/24 @ 100	5,000	5,588
4.13% (H15T5Y+237bps), 11/13/29, Callable 11/13/24 @ 100 (b)	14,000	13,874
Citigroup, Inc.
4.40%, 6/10/25	10,000	11,314
3.67% (LIBOR03M+139bps), 7/24/28, Callable 7/24/27 @ 100 (b)	10,000	11,198
Citizens Financial Group, Inc.
4.15%, 9/28/22 (a)	15,000	15,858
2.64%, 9/30/32, Callable 7/2/32 @ 100 (a)	5,500	5,520
Credit Acceptance Corp., 6.63%, 3/15/26, Callable 3/15/22 @ 103.31	4,875	5,068
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 (j)	3,500	3,875
Cullen/Frost Capital Trust II, 1.80% (LIBOR03M+155bps), 3/1/34, Callable 12/10/20 @ 100 (b)	10,000	7,421
DAE Funding LLC, 5.00%, 8/1/24, Callable 12/10/20 @ 103.75 (a)	3,000	3,029
Dime Community Bancshares, Inc., 4.50% (LIBOR03M+266bps), 6/15/27, Callable 6/15/22 @ 100 (b)(j)	3,750	3,786
Discover Bank, 4.68% (USSW5+173bps), 8/9/28, Callable 8/9/23 @ 100 (b)	10,000	10,487
Eagle Bancorp, Inc., 5.00% (LIBOR03M+385bps), 8/1/26, Callable 8/1/21 @ 100 (b)	10,000	10,077
Fifth Third Bancorp, 2.55%, 5/5/27, Callable 4/5/27 @ 100	3,000	3,197
Fifth Third Bank, 3.85%, 3/15/26, Callable 2/15/26 @ 100	10,000	11,316
First Citizens Bancshare, Inc., 3.37% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (b)	12,097	12,072
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	8,000	9,017
First Maryland Capital I, 1.24% (LIBOR03M+100bps), 1/15/27, Callable 12/10/20 @ 100 (b)	3,500	3,203
FirstMerit Bank NA, 4.27%, 11/25/26	5,000	5,730
Flagstar Bancorp, Inc., 6.13%, 7/15/21, Callable 6/15/21 @ 100	10,000	9,948
Ford Motor Credit Co. LLC
4.06%, 11/1/24, Callable 10/1/24 @ 100	10,000	10,055
4.54%, 8/1/26, Callable 6/1/26 @ 100	10,000	10,142
Fulton Financial Corp.
3.60%, 3/16/22	3,250	3,332
4.50%, 11/15/24	5,000	5,515
3.25% (SOFR+230bps), 3/15/30, Callable 3/15/25 @ 100 (b)	10,000	9,973
GlaxoSmithKline Capital, Inc., 4.20%, 3/18/43	10,000	12,614
Glencore Funding LLC
1.63%, 9/1/25, Callable 8/1/25 @ 100 (a)	5,000	4,974
4.00%, 3/27/27, Callable 12/27/26 @ 100 (a)	10,000	10,895
2.50%, 9/1/30, Callable 6/1/30 @ 100 (a)	6,000	5,830
Global Atlantic Financial Co.
8.63%, 4/15/21 (a)	10,000	10,276
4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	17,143	17,894
Home Bancshares, Inc., 5.63% (LIBOR03M+358bps), 4/15/27, Callable 4/15/22 @ 100 (b)	5,000	5,127

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Huntington Bancshares, Inc., 4.35%, 2/4/23	$10,000	$10,733
Hyundai Capital America
3.25%, 9/20/22 (a)	10,000	10,404
3.50%, 11/2/26, Callable 9/2/26 @ 100 (a)	10,000	10,696
ILFC E-Capital Trust I, 2.98%, 12/21/65, Callable 12/10/20 @ 100 (a)	10,000	5,200
Intercontinental Exchange, Inc., 3.10%, 9/15/27, Callable 6/15/27 @ 100	15,000	16,544
JPMorgan Chase & Co.
2.95%, 10/1/26, Callable 7/1/26 @ 100	10,000	11,000
0.75% (LIBOR03M+50bps), 2/1/27, Callable 12/10/20 @ 100 (b)	4,000	3,612
4.25%, 10/1/27	5,000	5,815
KeyBank NA, 3.40%, 5/20/26, MTN	20,000	22,271
KeyCorp, 2.25%, 4/6/27, MTN	5,000	5,258
LegacyTexas Financial Group, Inc., 5.50% (LIBOR03M+389bps), 12/1/25, Callable 12/1/20 @ 100 (b)	5,000	4,999
Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	20,000	21,579
Lincoln National Corp.
4.20%, 3/15/22	10,000	10,497
2.64% (LIBOR03M+236bps), 5/17/66, Callable 11/25/20 @ 100 (b)	15,000	10,734
Loews Corp.
3.75%, 4/1/26, Callable 1/1/26 @ 100	5,000	5,685
3.20%, 5/15/30, Callable 2/15/30 @ 100	8,000	8,888
Main Street Capital Corp.
4.50%, 12/1/22	4,500	4,658
5.20%, 5/1/24	3,000	3,141
Manufacturers & Traders Trust Co., 3.40%, 8/17/27	5,000	5,573
MB Financial Bank NA, 4.00% (LIBOR03M+187bps), 12/1/27, Callable 12/1/22 @ 100 (b)	10,417	10,423
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100	15,000	16,233
MetLife, Inc., 4.13%, 8/13/42	10,000	12,038
MUFG Americas Holdings Corp., 3.00%, 2/10/25, Callable 1/10/25 @ 100	18,026	19,448
National Rural Utilities Cooperative Finance Corp., 4.75% (LIBOR03M+291bps), 4/30/43, Callable 4/30/23 @ 100 (b)	9,500	9,794
Nationwide Mutual Insurance Co., 2.54% (LIBOR03M+229bps), 12/15/24, Callable 12/10/20 @ 100 (a)(b)	24,505	24,448
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)(j)	12,000	12,148
Nuveen Finance LLC, 4.13%, 11/1/24 (a)	5,000	5,634
Old Republic International Corp., 3.88%, 8/26/26, Callable 7/26/26 @ 100	20,000	22,760
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100 (a)	15,000	17,454
Pinnacle Financial Partners, Inc., 4.13% (LIBOR03M+278bps), 9/15/29, Callable 9/15/24 @ 100 (b)	5,000	4,919
PNC Bank NA, 2.70%, 10/22/29	10,000	10,709
PPL Capital Funding, Inc.
4.13%, 4/15/30, Callable 1/15/30 @ 100	5,000	5,863
2.89% (LIBOR03M+267bps), 3/30/67, Callable 12/10/20 @ 100 (b)	21,130	16,695
Primerica, Inc., 4.75%, 7/15/22	7,145	7,622
ProAssurance Corp., 5.30%, 11/15/23	9,864	10,534
Prudential Financial, Inc.
5.62% (LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (b)	10,000	10,675
4.35%, 2/25/50, Callable 8/25/49 @ 100	5,000	6,019
Regions Bank, 6.45%, 6/26/37	10,409	14,272
S&P Global, Inc., 4.00%, 6/15/25, Callable 3/15/25 @ 100	10,000	11,377
Santander Holdings USA, Inc., 4.40%, 7/13/27, Callable 4/14/27 @ 100	5,818	6,477

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	$10,000	$10,101
StanCorp Financial Group, Inc., 5.00%, 8/15/22	17,050	18,153
Starwood Property Trust, Inc., 3.63%, 2/1/21, Callable 11/18/20 @ 100	5,450	5,451
Sterling Bancorp, 4.00% (SOFR+253bps), 12/30/29, Callable 12/30/24 @ 100 (b)	8,750	8,766
Sterling National Bank, 5.25% (LIBOR03M+394bps), 4/1/26, Callable 4/1/21 @ 100 (b)	5,000	5,043
Susquehanna Bancshares, Inc., 5.38%, 8/15/22	6,021	6,476
Synchrony Financial
3.95%, 12/1/27, Callable 9/1/27 @ 100	13,500	14,723
5.15%, 3/19/29, Callable 12/19/28 @ 100	9,250	10,877
Synovus Bank/Columbus GA, 4.00% (H15T5Y+363bps), 10/29/30, Callable 10/29/25 @ 100 (b)	4,500	4,524
Synovus Financial Corp., 5.90% (USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100 (b)	10,000	10,417
TCF National Bank
6.25%, 6/8/22	10,000	10,501
4.12% (LIBOR03M+238bps), 7/2/29, Callable 7/2/24 @ 100 (b)	4,000	3,914
Texas Capital Bank NA, 5.25%, 1/31/26	12,335	12,917
The Allstate Corp., 5.75% (LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (b)	5,000	5,310
The Hanover Insurance Group, Inc., 4.50%, 4/15/26, Callable 1/15/26 @ 100	13,086	14,963
The Hartford Financial Services Group, Inc., 2.41% (LIBOR03M+213bps), 2/12/67, Callable 12/10/20 @ 100 (a)(b)	14,000	12,233
The PNC Financial Services Group, Inc.
2.85%, 11/9/22 (k)	5,000	5,242
2.55%, 1/22/30, Callable 10/24/29 @ 100	5,000	5,383
TIAA FSB Holdings, Inc., 5.75%, 7/2/25, Callable 6/2/25 @ 100	10,000	10,428
Torchmark Corp., 4.55%, 9/15/28, Callable 6/15/28 @ 100	7,670	9,048
Towne Bank, 1.91% (LIBOR03M+255bps), 7/30/27, Callable 7/30/22 @ 100 (b)	11,062	11,128
Truist Bank, 2.25%, 3/11/30, Callable 12/11/29 @ 100	2,450	2,517
U.S. Bancorp, 3.10%, 4/27/26, MTN, Callable 3/27/26 @ 100	5,000	5,557
UMB Financial Corp., 3.70% (H15T5Y+344bps), 9/17/30, Callable 9/17/25 @ 100 (b)	7,125	7,066
USB Realty Corp., 1.38% (LIBOR03M+115bps), Callable 1/15/22 @ 100 (a)(b)(i)	16,800	13,030
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 9/17/24, Callable 6/17/24 @ 100 (a)	20,000	20,898
Wells Fargo & Co., 3.00%, 10/23/26	20,000	21,895
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	25,000	25,020
		1,233,505

Health Care (3.3%):
AbbVie, Inc.
3.80%, 3/15/25, Callable 12/15/24 @ 100 (a)	10,000	11,097
3.60%, 5/14/25, Callable 2/14/25 @ 100	5,000	5,535
3.20%, 11/21/29, Callable 8/21/29 @ 100 (a)(e)	10,000	11,007
Anthem, Inc., 2.88%, 9/15/29, Callable 6/15/29 @ 100	9,677	10,418
Baylor Scott & White Holdings
3.10%, 11/15/25, Callable 8/15/25 @ 100	7,000	7,380
2.65%, 11/15/26, Callable 8/15/26 @ 100	20,000	21,177
Bon Secours Charity Health System, Inc., 5.25%, 11/1/25	3,000	3,389
Boston Medical Center Corp., 4.52%, 7/1/26	4,250	4,764
Cigna Corp., 3.40%, 3/1/27, Callable 12/1/26 @ 100	10,000	11,142
Community Health Network, Inc., 4.24%, 5/1/25	5,000	5,534
CVS Health Corp.

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
4.30%, 3/25/28, Callable 12/25/27 @ 100	$6,700	$7,770
3.25%, 8/15/29, Callable 5/15/29 @ 100 (e)	8,966	9,812
CVS Pass-Through Trust
6.04%, 12/10/28	5,246	5,944
5.93%, 1/10/34 (a)	3,731	4,359
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	12,000	13,006
Eastern Maine Healthcare Systems, 5.02%, 7/1/36	17,000	17,770
Fresenius Medical Care U.S. Finance III, Inc., 2.38%, 2/16/31, Callable 11/16/30 @ 100 (a)	13,000	12,797
HCA, Inc.
5.00%, 3/15/24	5,000	5,597
5.25%, 4/15/25	15,000	17,372
4.50%, 2/15/27, Callable 8/15/26 @ 100	2,500	2,833
Mercy Health
3.38%, 11/1/25	15,000	15,744
4.30%, 7/1/28	3,720	4,219
Mylan, Inc., 4.55%, 4/15/28, Callable 1/15/28 @ 100	5,555	6,454
Northwell Healthcare, Inc., 3.39%, 11/1/27, Callable 8/1/27 @ 100	3,900	4,024
NYU Langone Hospitals, 4.17%, 7/1/37	6,500	7,136
Orlando Health Obligated Group, 2.89%, 10/1/35	1,660	1,737
Premier Health Partners, 2.91%, 11/15/26, Callable 5/15/26 @ 100	10,000	9,669
Southern Illinois Healthcare Enterprises, Inc., 3.97%, 5/15/50, Callable 11/15/49 @ 100 (j)	9,000	8,863
SSM Health Care Corp., 3.82%, 6/1/27, Callable 3/1/27 @ 100	8,500	9,380
Universal Health Services, Inc., 2.65%, 10/15/30, Callable 7/15/30 @ 100 (a)	3,000	2,991
Upjohn, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100 (a)	4,000	4,145
		263,065

Industrials (6.1%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100 (f)	13,000	12,695
Air Lease Corp., 3.63%, 4/1/27, Callable 1/1/27 @ 100	10,000	9,980
American Airlines Pass Through Trust
3.70%, 4/1/28 (j)	6,771	5,281
4.00%, 3/22/29	7,869	6,217
4.00%, 8/15/30	4,144	3,401
3.60%, 4/15/31	8,647	6,757
Arconic, Inc., 5.13%, 10/1/24, Callable 7/1/24 @ 100	17,750	18,671
Ashtead Capital, Inc., 4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (a)	3,937	4,200
British Airways Pass Through Trust
4.63%, 12/20/25 (a)	13,098	12,573
3.35%, 12/15/30 (a)	6,850	5,652
3.80%, 3/20/33 (a)	3,639	3,440
Burlington Northern Santa Fe LLC
3.75%, 4/1/24, Callable 1/1/24 @ 100	8,000	8,772
3.65%, 9/1/25, Callable 6/1/25 @ 100	10,000	11,297
3.90%, 8/1/46, Callable 2/1/46 @ 100	7,000	8,353
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	14,127	14,995
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100 (a)	7,500	7,949
Caterpillar, Inc., 2.60%, 4/9/30, Callable 1/9/30 @ 100	8,000	8,681
Continental Airlines Pass Through Trust
4.15%, 10/11/25	6,309	6,212
4.00%, 4/29/26	3,252	3,130
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (a)	4,104	4,222
Delta Air Lines Pass Through Trust, 3.88%, 1/30/29	7,047	6,568
FedEx Corp.
4.25%, 5/15/30, Callable 2/15/30 @ 100	8,000	9,616

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
3.90%, 2/1/35	$10,000	$11,685
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	7,200	7,826
General Electric Co., 5.00% (LIBOR03M+333bps), Callable 1/21/21 @ 100 (b)(i)	11,842	9,679
Hawaiian Airlines Pass Through Certificates
4.95%, 7/15/23	12,408	10,671
3.90%, 7/15/27	11,468	9,039
Hillenbrand, Inc., 4.50%, 9/15/26, Callable 7/15/26 @ 100	15,000	16,376
Howmet Aerospace, Inc., 6.88%, 5/1/25, Callable 4/1/25 @ 100 (e)	1,613	1,793
Hubbell, Inc., 3.50%, 2/15/28, Callable 11/15/27 @ 100	5,000	5,379
Ingersoll-Rand Co., 9.00%, 8/15/21	1,500	1,575
JetBlue Pass Through Trust, 2.95%, 11/15/29	9,637	8,455
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100	8,295	9,011
Lincoln Center for the Performing Arts, Inc., 3.71%, 12/1/35, Callable 9/1/35 @ 100	3,935	4,167
Molex Electronic Technologies LLC, 3.90%, 4/15/25, Callable 1/15/25 @ 100 (a)	10,000	10,263
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	12,000	12,755
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.95%, 3/10/25, Callable 1/10/25 @ 100 (a)	5,000	5,560
4.00%, 7/15/25, Callable 6/15/25 @ 100 (a)	8,000	9,020
Raytheon Technologies Corp., 4.20%, 12/15/44, Callable 6/15/44 @ 100 (a)	10,000	11,228
Ryder System, Inc., 3.35%, 9/1/25, MTN, Callable 8/1/25 @ 100	8,000	8,802
Snap-on, Inc., 3.25%, 3/1/27, Callable 12/1/26 @ 100	10,000	11,020
Southwest Airlines Co., 5.13%, 6/15/27, Callable 4/15/27 @ 100	9,600	10,673
Spirit Airlines Pass Through Trust
4.45%, 10/1/25	2,380	2,139
4.10%, 10/1/29	10,621	9,490
3.38%, 8/15/31	8,675	8,116
The Boeing Co.
3.25%, 2/1/28, Callable 12/1/27 @ 100	8,500	8,464
5.71%, 5/1/40, Callable 11/1/39 @ 100	21,000	24,350
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	2,900	3,015
Totem Ocean Trailer Express, Inc. (NBGA - United States Government), 6.37%, 4/15/28	6,675	7,912
TTX Co.
4.15%, 1/15/24 (a)	5,000	5,490
3.60%, 1/15/25 (a)	10,000	11,053
U.S. Airways Pass Through Trust
6.25%, 10/22/24	1,933	1,730
3.95%, 5/15/27	6,168	5,038
Union Pacific Corp.
3.38%, 2/1/35, Callable 8/1/34 @ 100	10,000	11,337
4.25%, 4/15/43, Callable 10/15/42 @ 100	10,000	11,908
United Airlines Pass Through Trust
3.70%, 6/1/24	7,000	6,619
4.30%, 2/15/27	3,514	3,360
3.75%, 3/3/28	14,362	13,755
		487,415

Information Technology (2.0%):
Analog Devices, Inc.
2.95%, 4/1/25, Callable 3/1/25 @ 100	4,000	4,344
4.50%, 12/5/36, Callable 6/5/36 @ 100	5,000	5,920
Applied Materials, Inc., 3.30%, 4/1/27, Callable 1/1/27 @ 100	10,000	11,280
Broadcom, Inc.
3.63%, 10/15/24, Callable 9/15/24 @ 100	5,000	5,459

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 4/15/30, Callable 1/15/30 @ 100	$5,000	$5,888
Hewlett Packard Enterprise Co., 4.65%, 10/1/24, Callable 9/1/24 @ 100	12,500	14,091
HP, Inc., 3.40%, 6/17/30, Callable 3/17/30 @ 100	12,000	12,772
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	4,104	4,150
Keysight Technologies, Inc.
4.60%, 4/6/27, Callable 1/6/27 @ 100	2,604	3,032
3.00%, 10/30/29, Callable 7/30/29 @ 100	5,263	5,692
Leidos, Inc., 2.30%, 2/15/31, Callable 11/15/30 @ 100 (a)	15,000	14,863
Micron Technology, Inc., 4.66%, 2/15/30, Callable 11/15/29 @ 100	10,000	11,722
Microsoft Corp.
4.20%, 11/3/35, Callable 5/3/35 @ 100	10,000	13,050
3.45%, 8/8/36, Callable 2/8/36 @ 100	10,000	12,037
Motorola Solutions, Inc., 4.60%, 2/23/28, Callable 11/23/27 @ 100	10,000	11,675
Qualcomm, Inc.
3.25%, 5/20/27, Callable 2/20/27 @ 100	5,000	5,570
4.65%, 5/20/35, Callable 11/20/34 @ 100	5,000	6,616
Total System Services, Inc., 4.80%, 4/1/26, Callable 1/1/26 @ 100	5,000	5,836
Trimble, Inc., 4.15%, 6/15/23, Callable 5/15/23 @ 100	3,000	3,244
VeriSign, Inc., 5.25%, 4/1/25, Callable 1/1/25 @ 100	4,250	4,766
		162,007

Materials (1.7%):
Allegheny Ludlum LLC, 6.95%, 12/15/25 (j)	5,000	4,972
Avery Dennison Corp., 2.65%, 4/30/30, Callable 2/1/30 @ 100	6,000	6,359
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100 (a)	4,000	4,403
Crown Americas LLC/Crown Americas Capital Corp., 4.25%, 9/30/26, Callable 3/31/26 @ 100	5,000	5,318
Eagle Materials, Inc., 4.50%, 8/1/26, Callable 8/1/21 @ 102.25	3,000	3,116
Freeport-McMoRan, Inc., 5.45%, 3/15/43, Callable 9/15/42 @ 100	10,000	11,390
LYB International Finance III LLC
3.38%, 5/1/30, Callable 2/1/30 @ 100	9,500	10,338
2.25%, 10/1/30, Callable 7/1/30 @ 100	4,500	4,491
Monsanto Co.
3.38%, 7/15/24, Callable 4/15/24 @ 100	5,000	5,276
3.95%, 4/15/45, Callable 10/15/44 @ 100	5,000	4,431
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 5.13%, 7/15/23, Callable 12/10/20 @ 101.28 (a)	196	198
Sasol Financing USA LLC, 5.88%, 3/27/24, Callable 2/27/24 @ 100	8,000	7,689
Sonoco Products Co., 3.13%, 5/1/30, Callable 2/1/30 @ 100 (j)	12,000	13,047
The Dow Chemical Co., 4.25%, 10/1/34, Callable 4/1/34 @ 100	10,000	11,535
Vulcan Materials Co., 3.50%, 6/1/30, Callable 3/1/30 @ 100	12,000	13,470
Westlake Chemical Corp., 3.60%, 8/15/26, Callable 5/15/26 @ 100	10,000	10,979
Worthington Industries, Inc., 4.30%, 8/1/32, Callable 5/1/32 @ 100	8,890	10,010
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 (e)	6,000	6,403
		133,425

Real Estate (2.3%):
Alexandria Real Estate Equities, Inc., 4.50%, 7/30/29, Callable 4/30/29 @ 100	5,000	6,007
AvalonBay Communities, Inc.
3.45%, 6/1/25, Callable 3/3/25 @ 100	5,000	5,556
3.20%, 1/15/28, Callable 10/15/27 @ 100, MTN	2,679	2,955
2.45%, 1/15/31, Callable 10/15/30 @ 100, MTN	2,000	2,117
Boston Properties LP
3.85%, 2/1/23, Callable 11/1/22 @ 100	10,000	10,639
3.25%, 1/30/31, Callable 10/30/30 @ 100	3,938	4,214
Columbia Property Trust Operating Partnership, 3.65%, 8/15/26, Callable 5/15/26 @ 100	7,500	7,690
EPR Properties, 3.75%, 8/15/29, Callable 5/15/29 @ 100	10,000	8,504

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
ERP Operating LP, 2.85%, 11/1/26, Callable 8/1/26 @ 100	$9,000	$9,880
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100	5,000	5,196
Federal Realty Investment Trust
3.00%, 8/1/22, Callable 5/1/22 @ 100	7,000	7,197
2.75%, 6/1/23, Callable 3/1/23 @ 100	10,000	10,372
3.25%, 7/15/27, Callable 4/15/27 @ 100	1,852	1,979
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/31, Callable 10/15/30 @ 100	4,000	4,180
Hospitality Properties Trust, 4.95%, 2/15/27, Callable 8/15/26 @ 100	5,000	4,249
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	3,733	3,580
Hudson Pacific Properties LP
3.95%, 11/1/27, Callable 8/1/27 @ 100	5,000	5,390
4.65%, 4/1/29, Callable 1/1/29 @ 100	1,979	2,235
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 8/1/26, Callable 8/1/21 @ 102.63	4,901	5,062
4.63%, 8/1/29, Callable 8/1/24 @ 102.31	1,000	1,048
Office Properties Income Trust, 4.50%, 2/1/25, Callable 11/1/24 @ 100	10,000	10,150
Physicians Realty LP, 4.30%, 3/15/27, Callable 12/15/26 @ 100	7,500	7,985
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	4,000	4,370
SBA Tower Trust, 3.45%, 3/15/48 (a)	30,000	31,904
Spirit Realty LP, 4.45%, 9/15/26, Callable 6/15/26 @ 100	7,500	8,111
Washington Real Estate Investment Trust, 3.95%, 10/15/22, Callable 7/15/22 @ 100	14,000	14,487
		185,057

Utilities (5.0%):
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	4,250	4,836
American Water Capital Corp., 2.95%, 9/1/27, Callable 6/1/27 @ 100	5,000	5,487
Atlantic City Electric Co., 3.38%, 9/1/24, Callable 6/1/24 @ 100	5,000	5,306
Atmos Energy Corp., 4.13%, 10/15/44, Callable 4/15/44 @ 100	10,000	12,263
Berkshire Hathaway Energy Co., 4.50%, 2/1/45, Callable 8/1/44 @ 100	15,000	18,726
Black Hills Corp., 3.88%, 10/15/49, Callable 4/15/49 @ 100	20,000	22,058
Cleco Corporate Holdings LLC
3.74%, 5/1/26, Callable 2/1/26 @ 100	15,000	15,843
3.38%, 9/15/29, Callable 6/15/29 @ 100	7,333	7,378
Delmarva Power & Light Co., 4.15%, 5/15/45, Callable 11/15/44 @ 100	5,000	6,061
Dominion Energy South Carolina, Inc., 4.10%, 6/15/46, Callable 12/15/45 @ 100	5,000	5,893
Duke Energy Carolinas LLC, 3.88%, 3/15/46, Callable 9/15/45 @ 100	7,000	8,351
Duke Energy Indiana LLC, 3.75%, 5/15/46, Callable 11/15/45 @ 100	10,000	11,542
Duke Energy Progress LLC, 4.15%, 12/1/44, Callable 6/1/44 @ 100	10,000	12,270
Duquesne Light Holdings, Inc., 5.90%, 12/1/21 (a)	3,500	3,672
Entergy Arkansas LLC, 3.05%, 6/1/23, Callable 3/1/23 @ 100	4,000	4,226
Entergy Louisiana LLC, 4.95%, 1/15/45, Callable 1/15/25 @ 100	7,000	7,599
Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100	5,000	5,421
Entergy Texas, Inc.
2.55%, 6/1/21, Callable 5/1/21 @ 100	10,000	10,102
3.45%, 12/1/27, Callable 9/1/27 @ 100	15,000	16,166
3.55%, 9/30/49, Callable 3/30/49 @ 100	5,000	5,542
Florida Power & Light Co., 3.15%, 10/1/49, Callable 4/1/49 @ 100	5,000	5,606
Georgia Power Co., 3.25%, 4/1/26, Callable 1/1/26 @ 100	5,000	5,534
Gulf Power Co., 3.30%, 5/30/27, Callable 2/28/27 @ 100	10,000	11,181
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100 (a)	4,200	4,733
ITC Holdings Corp., 3.35%, 11/15/27, Callable 8/15/27 @ 100	7,500	8,283
MidAmerican Energy Co., 3.15%, 4/15/50, Callable 10/15/49 @ 100	7,000	7,729
Mississippi Power Co., 4.25%, 3/15/42	3,168	3,695
Monongahela Power Co.
4.10%, 4/15/24, Callable 1/15/24 @ 100 (a)	10,000	10,979
5.40%, 12/15/43, Callable 6/15/43 @ 100 (a)	5,000	6,733

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
National Fuel Gas Co.
4.90%, 12/1/21, Callable 9/1/21 @ 100	$5,000	$5,163
5.20%, 7/15/25, Callable 4/15/25 @ 100	3,375	3,693
3.95%, 9/15/27, Callable 6/15/27 @ 100 (j)	10,000	10,091
Northern States Power Co., 3.60%, 5/15/46, Callable 11/15/45 @ 100	20,000	23,592
Oncor Electric Delivery Co. LLC, 3.75%, 4/1/45, Callable 10/1/44 @ 100	5,000	5,903
PECO Energy Co., 3.00%, 9/15/49, Callable 3/15/49 @ 100	7,000	7,390
Pedernales Electric Cooperative, Inc., 5.95%, 11/15/22 (a)	2,733	2,907
Potomac Electric Power Co., 4.15%, 3/15/43, Callable 9/15/42 @ 100	5,000	5,981
Public Service Co. of Colorado, 2.70%, 1/15/51, Callable 7/15/50 @ 100	7,000	7,065
Public Service Electric & Gas Co., 3.80%, 3/1/46, MTN, Callable 9/1/45 @ 100	10,000	11,999
Southern Co. Gas Capital Corp., 3.25%, 6/15/26, Callable 3/15/26 @ 100	7,000	7,693
Southwestern Public Service Co., 3.15%, 5/1/50, Callable 11/1/49 @ 100	10,000	10,630
Spire, Inc., 3.54%, 2/27/24, Callable 12/27/23 @ 100	11,880	12,447
The Narragansett Electric Co., 3.40%, 4/9/30, Callable 1/9/30 @ 100 (a)	8,000	9,050
Tri-State Generation & Transmission Association, Inc.
4.70%, 11/1/44, Callable 5/1/44 @ 100	5,000	5,995
4.25%, 6/1/46, Callable 12/1/45 @ 100	10,000	11,285
WEC Energy Group, Inc., 2.39% (LIBOR03M+211bps), 5/15/67, Callable 12/10/20 @ 100 (b)	15,000	12,051
		406,150

Total Corporate Bonds (Cost $3,651,821)		3,872,225

Yankee Dollar (13.3%)
Communication Services (0.7%):
British Telecommunications PLC, 3.25%, 11/8/29, Callable 8/8/29 @ 100 (a)	14,000	15,109
Deutsche Telekom International Finance BV, 3.60%, 1/19/27, Callable 10/19/26 @ 100 (a)	15,000	16,717
Pearson Funding Four PLC, 3.75%, 5/8/22 (a)	5,000	5,101
Vodafone Group PLC
5.00%, 5/30/38	6,667	8,302
4.25%, 9/17/50	10,000	11,505
		56,734

Consumer Discretionary (0.1%):
International Game Technology PLC, 6.50%, 2/15/25, Callable 8/15/24 @ 100 (a)	3,000	3,199
Nissan Motor Co. Ltd., 4.81%, 9/17/30, Callable 6/17/30 @ 100 (a)	9,000	9,040
		12,239

Consumer Staples (0.9%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)	7,333	7,823
Bacardi Ltd., 4.70%, 5/15/28, Callable 2/15/28 @ 100 (a)(e)	10,000	11,550
Becle SAB de CV, 3.75%, 5/13/25 (a)	7,500	8,030
Hutchison Whampoa International Ltd.
4.63%, 1/13/22 (a)	5,000	5,220
3.63%, 10/31/24 (a)	10,000	10,912
Imperial Brands Finance PLC
4.25%, 7/21/25, Callable 4/21/25 @ 100 (a)	20,000	22,241

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
3.88%, 7/26/29, Callable 4/26/29 @ 100 (a)	$10,000	$11,012
		76,788
Energy (0.4%):
Aker BP ASA
5.88%, 3/31/25, Callable 3/31/21 @ 102.94 (a)	4,500	4,675
4.00%, 1/15/31, Callable 10/15/30 @ 100 (a)	9,250	9,114
APT Pipelines Ltd., 4.25%, 7/15/27, Callable 4/15/27 @ 100 (a)	6,000	6,733
Petroleos Mexicanos
6.84%, 1/23/30, Callable 10/23/29 @ 100	6,000	5,373
5.95%, 1/28/31, Callable 10/28/30 @ 100	6,667	5,573
		31,468

Financials (7.0%):
ABN AMRO Bank NV
4.75%, 7/28/25 (a)	15,000	17,027
4.80%, 4/18/26 (a)	10,000	11,451
Banco Santander Mexico SA Institucion de Banca Multiple Groupo Financiero Santand, 5.95% (H15T5Y+300bps), 10/1/28, Callable 10/1/23 @ 100 (a)(b)(j)	1,000	1,070
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (a)	1,786	2,005
Bank of Montreal, 3.80% (USSW5+143bps), 12/15/32, Callable 12/15/27 @ 100 (b)	7,500	8,300
BAT International Finance PLC, 3.95%, 6/15/25 (a)	20,000	22,231
BNP Paribas SA
4.71% (LIBOR03M+224bps), 1/10/25, Callable 1/10/24 @ 100 (a)(b)	10,000	11,054
4.38%, 5/12/26 (a)	10,000	11,248
4.63%, 3/13/27 (a)	4,000	4,538
BP Capital Markets PLC
3.28%, 9/19/27, Callable 6/19/27 @ 100	5,000	5,499
3.72%, 11/28/28, Callable 8/28/28 @ 100	5,000	5,659
BPCE SA
3.00%, 5/22/22 (a)	5,000	5,178
4.00%, 9/12/23 (a)	5,000	5,438
3.50%, 10/23/27 (a)	5,000	5,477
3.25%, 1/11/28 (a)(j)	10,000	10,981
Brookfield Finance, Inc., 4.85%, 3/29/29, Callable 12/29/28 @ 100	10,000	11,934
Canadian Imperial Bank of Commerce, 7.26%, 4/10/32 (a)	2,786	3,302
Commonwealth Bank of Australia, 3.25%, 7/20/23 (a)	10,000	10,747
Co-operatieve Rabobank UA
3.88%, 2/8/22	10,000	10,450
3.95%, 11/9/22	10,000	10,658
4.00% (USSW5+189bps), 4/10/29, Callable 4/10/24 @ 100, MTN (b)	5,000	5,328
Credit Agricole SA
3.25%, 10/4/24 (a)	9,286	10,031
4.13%, 1/10/27 (a)(j)	15,000	17,077
Credit Suisse Group AG
3.57%, 1/9/23, Callable 1/9/22 @ 100 (a)	11,400	11,773
3.87% (LIBOR03M+141bps), 1/12/29, Callable 1/12/28 @ 100 (a)(b)(e)	4,445	4,944
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 4/17/26	10,000	11,640
Deutsche Bank AG, 4.87% (USISDA05+255bps), 12/1/32, Callable 12/1/27 @ 100 (b)	10,000	9,682
Enel Finance International NV
4.63%, 9/14/25 (a)	5,000	5,754
3.63%, 5/25/27 (a)	5,000	5,545

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
HSBC Bank PLC, 0.75% (LIBOR06M+25bps), Callable 12/31/20 @ 100 (b)(i)	$15,000	$12,721
HSBC Holdings PLC, 3.90%, 5/25/26	10,000	11,179
ING Groep NV, 3.95%, 3/29/27	14,100	16,070
Lloyds Banking Group PLC
3.75%, 1/11/27	15,000	16,645
3.57% (LIBOR03M+121bps), 11/7/28, Callable 11/7/27 @ 100 (b)	5,000	5,498
Mizuho Financial Group, Inc., 3.17%, 9/11/27	10,000	10,937
National Australia Bank Ltd., 3.00%, 1/20/23	5,000	5,282
Nationwide Building Society
4.00%, 9/14/26 (a)	15,000	16,273
4.13% (USISDA05+185bps), 10/18/32, Callable 10/18/27 @ 100 (a)(b)	10,000	10,709
Nordea Bank Abp, 4.88%, 5/13/21 (a)	11,000	11,242
QBE Capital Funding III Ltd., 7.25% (USSW10+405bps), 5/24/41, Callable 5/24/21 @ 100 (a)(b)	20,000	20,580
Royal Bank of Canada, 4.65%, 1/27/26	20,000	23,538
Royal Bank of Scotland Group PLC
3.88%, 9/12/23	7,000	7,556
4.27% (LIBOR03M+176bps), 3/22/25, Callable 3/22/24 @ 100 (b)	4,000	4,365
4.80%, 4/5/26	5,000	5,797
5.08% (LIBOR03M+191bps), 1/27/30, Callable 1/27/29 @ 100 (b)	10,000	11,942
Santander UK Group Holdings PLC, 3.57%, 1/10/23, Callable 1/10/22 @ 100	5,000	5,155
Santander UK PLC
5.00%, 11/7/23 (a)	7,034	7,703
4.00%, 3/13/24	5,000	5,520
Shell International Finance BV, 3.63%, 8/21/42	10,000	10,826
Siemens Financieringsmaatschappij NV
3.25%, 5/27/25 (a)	10,000	11,074
3.40%, 3/16/27 (a)	10,000	11,180
Silversea Cruise Finance Ltd., 7.25%, 2/1/25, Callable 11/20/20 @ 105.44 (a)(e)	10,000	10,052
Standard Chartered PLC, 4.87% (LIBOR03M+197bps), 3/15/33, Callable 3/15/28 @ 100 (a)(b)	7,500	8,124
Swedbank AB, 2.65%, 3/10/21 (a)	7,500	7,546
The Bank of Nova Scotia, 4.50%, 12/16/25	10,000	11,539
The Toronto-Dominion Bank, 3.62% (USSW5+221bps), 9/15/31, Callable 9/15/26 @ 100 (b)	10,000	11,204
Washington Aircraft 1 Co. DAC, Title XI (NBGA - United States Government), 2.64%, 9/15/26	3,611	3,887
Westpac Banking Corp., 4.32% (USISDA05+224bps), 11/23/31, Callable 11/23/26 @ 100 (b)	10,000	11,232
		561,397

Health Care (0.3%):
Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	5,000	5,636
Royalty Pharma PLC, 2.20%, 9/2/30, Callable 6/2/30 @ 100 (a)	5,333	5,266
Smith & Nephew PLC, 2.03%, 10/14/30, Callable 7/14/30 @ 100	8,500	8,450
Teva Pharmaceutical Finance Netherlands BV, 3.15%, 10/1/26	5,000	4,405
		23,757

Industrials (1.8%):
Air Canada Pass Through Trust
5.38%, 11/15/22 (a)	2,967	2,678
4.13%, 11/15/26 (a)	17,605	15,949
3.60%, 9/15/28 (a)	7,672	7,179
3.75%, 6/15/29 (a)	4,843	4,646
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100 (a)	12,000	13,384

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Canadian National Railway Co., 2.75%, 3/1/26, Callable 12/1/25 @ 100	$12,000	$13,063
CK Hutchison International Ltd.
2.75%, 10/3/26 (a)	5,000	5,378
3.50%, 4/5/27 (a)	10,000	10,990
3.25%, 9/29/27 (a)	10,000	10,892
CNH Industrial NV, 3.85%, 11/15/27, MTN, Callable 8/15/27 @ 100	5,000	5,400
Heathrow Funding Ltd., 4.88%, 7/15/21 (a)	11,802	12,073
Latam Airlines Pass Through Trust, 4.20%, 8/15/29	11,032	9,488
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100 (a)	5,000	4,757
Smiths Group PLC, 3.63%, 10/12/22 (a)	12,250	12,818
Sydney Airport Finance Co. Pty Ltd., 3.63%, 4/28/26, Callable 1/28/26 @ 100 (a)	10,000	10,756
Turkish Airlines Pass Through Trust, 4.20%, 9/15/28 (a)	6,638	5,083
		144,534

Information Technology (0.1%):
Tyco Electronics Group SA, 3.13%, 8/15/27, Callable 5/15/27 @ 100	4,800	5,272

Materials (1.3%):
Air Liquide Finance SA, 3.50%, 9/27/46, Callable 3/27/46 @ 100 (a)	10,000	11,719
Anglo American Capital PLC
4.88%, 5/14/25 (a)	5,000	5,689
4.00%, 9/11/27 (a)	6,667	7,380
5.63%, 4/1/30, Callable 1/1/30 @ 100 (a)	3,125	3,846
ArcelorMittal, 7.25%, 10/15/39	8,000	9,773
Boral Finance Pty Ltd., 3.75%, 5/1/28, Callable 2/1/28 @ 100 (a)	3,462	3,568
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	20,000	18,464
CCL Industries, Inc.
3.25%, 10/1/26, Callable 7/1/26 @ 100 (a)	4,000	4,235
3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	5,000	5,311
Cemex SAB de CV, 7.75%, 4/16/26, Callable 4/16/21 @ 103.88 (a)	9,250	9,788
Kinross Gold Corp.
5.95%, 3/15/24, Callable 12/15/23 @ 100	5,000	5,672
4.50%, 7/15/27, Callable 4/15/27 @ 100	2,000	2,279
Teck Resources Ltd., 6.13%, 10/1/35	12,334	14,316
		102,040

Real Estate (0.1%):
Scentre Group Trust 1/Scentre Group Trust 2, 3.25%, 10/28/25, Callable 7/30/25 @ 100 (a)	10,000	10,493

Sovereign Bond (0.1%):
Caribbean Development Bank, 4.38%, 11/9/27 (a)	5,000	5,676

Utilities (0.5%):
Comision Federal de Electricidad, 4.75%, 2/23/27 (a)	5,000	5,471
Electricite de France SA, 5.25% (USSW10+371bps), Callable 1/29/23 @ 100 (a)(b)(i)	10,000	10,355
ENEL Chile SA, 4.88%, 6/12/28, Callable 3/12/28 @ 100	10,000	11,681
Fortis, Inc., 3.06%, 10/4/26, Callable 7/4/26 @ 100	10,000	10,908
		38,415

Total Yankee Dollar (Cost $988,145)		1,068,813

Government National Mortgage Association (0.0%)(g)
Pass-throughs (0.0%):
Government National Mortgage Assoc.

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
7.50%, 12/15/28 - 8/15/29	$108	$123
		123
Total Government National Mortgage Association (Cost $108)		123

Municipal Bonds (10.0%)
Alabama (0.1%):
The Water Works Board of the City of Birmingham Revenue
2.70%, 1/1/29	3,000	3,261
2.80%, 1/1/30, Continuously Callable @100	3,000	3,248
		6,509
Arizona (0.1%):
City of Phoenix Civic Improvement Corp. Revenue
1.16%, 7/1/26	910	907
1.59%, 7/1/29	1,000	985
1.84%, 7/1/31, Continuously Callable @100	2,000	1,961
The University of Arizona Revenue, Series A, 1.82%, 6/1/30	1,000	987
		4,840
California (0.9%):
City of Riverside CA Revenue
Series A, 2.49%, 6/1/26	1,800	1,877
Series A, 2.64%, 6/1/27	1,400	1,462
Industry Public Facilities Authority Tax Allocation (INS - Assured Guaranty Municipal Corp.)
Series A, 3.47%, 1/1/21	5,000	5,021
Series A, 3.82%, 1/1/22	5,000	5,176
Las Virgenes Unified School District, GO, Series C1, 5.54%, 8/1/25	1,250	1,445
Placentia-Yorba Linda Unified School District, GO, 5.40%, 8/1/21	850	881
Port of Oakland Revenue
4.50%, 5/1/32, Pre-refunded 5/1/22 @ 100	75	80
4.50%, 5/1/32, Continuously Callable @100	11,625	12,268
Series P, 4.50%, 5/1/30, Continuously Callable @100	5,000	5,283
Riverside Community College District, GO
Series B, 3.49%, 8/1/23	4,250	4,596
Series B, 3.61%, 8/1/24	3,000	3,322
San Jose Financing Authority Revenue, 1.71%, 6/1/28	2,000	1,982
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 3.13%, 8/1/28, Continuously Callable @100	10,000	10,734
San Marcos Redevelopment Agency Successor Agency Tax Allocation
Series B, 4.02%, 10/1/25	5,250	5,964
Series B, 4.47%, 10/1/29	6,500	7,804
Torrance Unified School District, GO, Series B, 5.52%, 8/1/21	2,000	2,075
Vista Redevelopment Agency Successor Agency Tax Allocation (INS - Assured Guaranty Municipal Corp.), Series A, 4.13%, 9/1/30, Continuously Callable @100	2,590	2,827
		72,797
Colorado (0.3%):
City & County of Denver Co. Airport System Revenue
Series C, 2.14%, 11/15/29	4,500	4,474
Series C, 2.24%, 11/15/30	5,000	4,948
Colorado Health Facilities Authority Revenue, 3.36%, 12/1/30	4,500	4,553
County of El Paso Co. Revenue, 4.47%, 10/1/35	5,000	6,089
		20,064
Connecticut (0.7%):
City of Bridgeport, GO

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 4.03%, 8/15/28	$10,000	$11,263
Series A, 4.08%, 8/15/29, Continuously Callable @100	7,380	8,277
City of New Haven, GO, Series B, 4.68%, 8/1/31, Continuously Callable @100	10,000	11,390
State of Connecticut, GO
Series A, 3.23%, 1/15/25	5,000	5,451
Series A, 2.35%, 7/1/26	2,415	2,552
Series A, 3.43%, 4/15/28	1,500	1,692
Series A, 3.90%, 9/15/28	2,500	2,906
Town of Hamden, GO, 4.93%, 8/15/30, Continuously Callable @100	3,845	4,271
Town of Stratford, GO, 5.75%, 8/15/30, Continuously Callable @100	10,000	11,302
		59,104
Florida (0.8%):
County of Broward Florida Airport System Revenue, Series C, 2.91%, 10/1/32, Continuously Callable @100	9,500	9,446
County of Miami-Dade Aviation Revenue
Series B, 2.70%, 10/1/26	8,250	8,448
Series B, 3.38%, 10/1/30, Continuously Callable @100	2,500	2,638
Hillsborough County Industrial Development Authority Revenue, 3.58%, 8/1/35, Continuously Callable @100	13,500	13,429
Hillsborough County School Board Certificate participation, Series B, 1.92%, 7/1/25	8,000	8,126
Palm Beach County School District Certificate participation, 5.40%, 8/1/25	6,000	7,123
St. Johns County Industrial Development Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 2.54%, 10/1/30, Continuously Callable @100	2,500	2,499
The School Board of Miami-Dade County Certificate participation (INS - Assured Guaranty Municipal Corp.), Series B, 5.38%, 5/1/31, Continuously Callable @100	10,000	10,207
		61,916
Georgia (0.3%):
Athens Housing Authority Revenue
2.54%, 12/1/27	3,405	3,622
2.59%, 12/1/28	4,585	4,875
2.69%, 12/1/29	4,740	5,046
Atlanta & Fulton County Recreation Authority Revenue
3.80%, 12/15/37	2,000	2,204
4.00%, 12/15/46	1,500	1,579
City of Atlanta GA Water & Wastewater Revenue, 2.26%, 11/1/35, Continuously Callable @100	2,500	2,512
Savannah Hospital Authority Revenue, 3.99%, 7/1/38	5,000	5,472
		25,310
Hawaii (0.5%):
City & County of Honolulu, GO
2.81%, 11/1/23, Pre-refunded 11/1/22 @ 100	900	941
3.06%, 11/1/25, Pre-refunded 11/1/22 @ 100	680	714
3.16%, 11/1/26, Pre-refunded 11/1/22 @ 100	775	816
3.26%, 11/1/27, Pre-refunded 11/1/22 @ 100	625	659
3.36%, 11/1/28, Pre-refunded 11/1/22 @ 100	690	729
State of Hawaii Airports System Revenue, Series E, 1.81%, 7/1/27	1,370	1,364
State of Hawaii Department of Budget & Finance Revenue
3.25%, 1/1/25	3,000	3,262
3.10%, 5/1/26	7,235	7,895
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series A2, 3.24%, 1/1/31	14,618	15,600
State of Hawaii, GO, 2.80%, 10/1/27, Continuously Callable @100	7,000	7,612
		39,592

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Idaho (0.1%):
Idaho State Building Authority Revenue
3.78%, 9/1/30, Continuously Callable @100	$2,500	$2,857
3.93%, 9/1/31, Continuously Callable @100	2,120	2,432
3.98%, 9/1/32, Continuously Callable @100	2,000	2,291
		7,580
Illinois (0.8%):
Chicago Midway International Airport Revenue
Series A, 5.00%, 1/1/25, Continuously Callable @100	6,500	7,225
Series A, 5.00%, 1/1/26, Continuously Callable @100	8,000	8,887
Chicago O'Hare International Airport Revenue, Series D, 2.17%, 1/1/28	3,000	2,992
Chicago O'Hare International Airport Revenue, Series B, 5.00%, 1/1/21	5,000	5,035
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series B, 2.95%, 12/1/28	5,000	5,173
City of Chicago Wastewater Transmission Revenue, 5.84%, 1/1/35	6,500	8,431
Illinois Finance Authority Revenue
3.55%, 8/15/29	2,025	2,257
3.60%, 8/15/30	3,000	3,346
3.51%, 5/15/41	4,250	4,159
Metropolitan Pier & Exposition Authority Revenue
4.11%, 12/15/27	5,000	4,944
4.30%, 12/15/28	3,500	3,478
Winnebago & Boone Counties School District No 205 Rockford, GO, 3.80%, 12/1/26, Continuously Callable @100	4,500	5,018
		60,945
Indiana (0.2%):
Indiana Finance Authority Revenue
Series A, 3.62%, 7/1/36	1,500	1,714
Series B, 3.43%, 9/15/32, Continuously Callable @100	4,500	4,298
Series C, 4.36%, 7/15/29	4,955	5,941
Series C, 4.53%, 7/15/31	4,260	5,234
		17,187
Kansas (0.2%):
Kansas Development Finance Authority Revenue, Series H, 4.73%, 4/15/37	10,000	12,638
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series B, 1.66%, 9/1/27	2,000	1,987
		14,625
Kentucky (0.1%):
Kentucky Economic Development Finance Authority Revenue
3.72%, 12/1/26	2,335	2,498
3.82%, 12/1/27	1,985	2,141
3.92%, 12/1/28, Continuously Callable @100	1,000	1,080
4.02%, 12/1/29, Continuously Callable @100	1,500	1,622
4.12%, 12/1/30, Continuously Callable @100	1,300	1,408
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.), 3.62%, 12/1/25	1,000	1,061
		9,810
Louisiana (0.3%):
Louisiana Public Facilities Authority Revenue, 2.28%, 6/1/30	3,500	3,508
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
1.74%, 2/1/28	4,500	4,507
3.24%, 8/1/28	17,710	19,003
		27,018
Maryland (0.3%):
Maryland Economic Development Corp. Revenue

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B, 4.05%, 6/1/27	$2,290	$2,424
Series B, 4.15%, 6/1/28	2,390	2,548
Series B, 4.25%, 6/1/29	2,495	2,681
Series B, 4.35%, 6/1/30	1,325	1,434
Series B, 4.40%, 6/1/31	1,385	1,504
Maryland Stadium Authority Revenue
Series C, 2.33%, 5/1/34	3,010	2,951
Series C, 2.36%, 5/1/35	3,050	2,974
Series C, 2.81%, 5/1/40	7,000	6,973
		23,489
Massachusetts (0.1%):
Massachusetts School Building Authority Revenue, Series B, 2.97%, 10/15/32, Continuously Callable @100	6,500	6,870

Michigan (0.1%):
Michigan Finance Authority Revenue, 3.08%, 12/1/34	10,000	10,724

Mississippi (0.2%):
State of Mississippi, GO
Series D, 3.73%, 10/1/32	10,000	12,145
Series E, 2.83%, 12/1/24	1,800	1,964
Series E, 3.03%, 12/1/25	2,000	2,229
		16,338
Missouri (0.0%):(g)
University of Missouri Revenue, 2.01%, 11/1/27, Continuously Callable @100	3,000	3,148

New Jersey (0.6%):
City of Atlantic, GO
Series A, 4.23%, 9/1/25	2,525	2,736
Series A, 4.29%, 9/1/26	2,415	2,644
New Jersey Economic Development Authority Revenue
5.25%, 9/1/22, Continuously Callable @100	2,700	2,740
Series C, 5.71%, 6/15/30	2,500	2,942
Series NNN, 3.77%, 6/15/31	10,000	10,165
New Jersey Educational Facilities Authority Revenue, Series E, 4.02%, 7/1/39	3,000	3,080
New Jersey Transportation Trust Fund Authority Revenue
5.50%, 12/15/22	3,320	3,625
4.08%, 6/15/39	3,845	3,618
New Jersey Transportation Trust Fund Authority Revenue (INS - AMBAC Assurance Corp.), Series B, 5.25%, 12/15/22	5,000	5,433
New Jersey Transportation Trust Fund Authority Revenue, Build America Bond, Series C, 5.75%, 12/15/28	1,810	2,042
Rutgers The State University of New Jersey Revenue, Series S, 1.91%, 5/1/31	2,750	2,628
South Jersey Port Corp. Revenue
Series B, 5.00%, 1/1/25	500	548
Series B, 5.00%, 1/1/26	1,000	1,115
Series B, 5.00%, 1/1/27	1,000	1,132
Series B, 5.00%, 1/1/28	500	573
South Jersey Transportation Authority Revenue, Series B, 2.38%, 11/1/27	1,030	1,016
		46,037
New York (0.7%):
Long Island Power Authority Revenue
Series B, 3.98%, 9/1/25	2,500	2,780
Series B, 4.13%, 9/1/26	2,500	2,819
Long Island Power Authority Revenue, Build America Bond, 5.25%, 5/1/22	10,000	10,643

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, 2/1/35, Continuously Callable @100	$5,000	$5,053
New York State Dormitory Authority Revenue
5.10%, 8/1/34	11,400	13,672
Series A, 2.46%, 7/1/32	7,000	6,953
Series A, 2.51%, 7/1/33	5,000	4,949
New York State Thruway Authority Revenue, Series M, 2.55%, 1/1/28	3,846	4,025
New York State Urban Development Corp. Revenue
1.88%, 3/15/30	2,600	2,557
2.03%, 3/15/31, Continuously Callable @100	3,500	3,439
Town of Oyster Bay, GO, 3.95%, 2/1/21	1,500	1,510
		58,400
Ohio (0.4%):
City of Cleveland Airport System Revenue
Series A, 2.88%, 1/1/31	1,230	1,222
Series A, 2.93%, 1/1/32	2,990	2,960
Series A, 2.98%, 1/1/33	3,190	3,140
Cleveland Department of Public Utilities Division of Public Power Revenue, 5.50%, 11/15/38, Pre-refunded 11/15/24 @ 100	10,000	11,946
State of Ohio, GO
Series A, 1.73%, 8/1/31	5,000	5,059
Series A, 1.78%, 8/1/32	7,000	7,098
		31,425
Oklahoma (0.1%):
Oklahoma Development Finance Authority Revenue, Series C, 5.45%, 8/15/28	10,250	11,825

Other Territories (0.0%):(g)
Federal Home Loan Mortgage Corp. Revenue, Series A, 1.60%, 8/15/51, (Put Date 6/15/22) (l)	2,704	2,750

Pennsylvania (0.6%):
City of Pittsburgh PA, GO, Series B, 1.19%, 9/1/26	4,000	3,984
Commonwealth Financing Authority Revenue, Series A, 3.86%, 6/1/38	5,045	5,673
Pennsylvania Economic Development Financing Authority Revenue, Series B, 3.20%, 11/15/27	1,375	1,495
Pennsylvania IDA Revenue, 3.56%, 7/1/24 (a)	10,000	10,692
Scranton School District, GO
Series A, 3.15%, 6/15/34, (Put Date 6/15/24) (a)(l)	2,805	3,017
Series B, 3.15%, 6/15/34, (Put Date 6/15/24) (a)(l)	1,415	1,522
State Public School Building Authority Revenue, 3.15%, 4/1/30	6,460	6,503
State Public School Building Authority Revenue (INS - Build America Mutual Assurance Co.), Series B-1, 4.08%, 12/1/23	1,300	1,424
The School District of Philadelphia, GO, 5.06%, 9/1/42	10,000	11,671
		45,981
Tennessee (0.2%):
Jackson Energy Authority Revenue
2.90%, 4/1/22	2,000	2,073
3.05%, 4/1/23	2,745	2,918
Series E, 3.20%, 4/1/24, Continuously Callable @100	3,915	4,167
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Series B, 4.05%, 7/1/26, Continuously Callable @100	8,000	8,972
		18,130
Texas (1.1%):
Central Texas Regional Mobility Authority Revenue,
Series C, 1.74%, 1/1/26	1,000	994
Series C, 1.84%, 1/1/27	1,000	986
Series C, 2.09%, 1/1/28	1,000	987

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
City of Corpus Christi Tx Utility System Revenue
Series B, 1.49%, 7/15/27	$2,000	$2,013
Series B, 1.71%, 7/15/28	2,220	2,241
City of Dallas Tx Waterworks & Sewer System Revenue, Series D, 1.68%, 10/1/28	1,500	1,524
City of Houston Tx Airport System Revenue, Series C, 2.09%, 7/1/28	4,250	4,270
City of Houston Tx Combined Utility System Revenue
5.00%, 11/15/33, Continuously Callable @100	5,000	5,008
Series D, 1.62%, 11/15/30	2,250	2,216
City of San Antonio Tx, GO, 1.76%, 2/1/31, Continuously Callable @100	11,400	11,442
Colony Local Development Corp. Revenue (INS - Berkshire Hathaway Assurance Corp.), Series A, 4.38%, 10/1/33	9,000	10,673
Dallas/Fort Worth International Airport Revenue
4.00%, 11/1/21, Pre-refunded 11/1/20 @ 100	12,570	12,570
Series A, 4.44%, 11/1/21	2,265	2,350
Series C, 1.65%, 11/1/26	1,500	1,511
Series C, 1.95%, 11/1/28	1,000	1,003
Series C, 2.05%, 11/1/29	1,250	1,247
Series C, 2.10%, 11/1/30	1,000	988
Granbury Independent School District, GO, Series A, 1.87%, 8/1/31, Continuously Callable @100	1,000	1,017
Harris County Cultural Education Facilities Finance Corp. Revenue
2.28%, 7/1/34	6,785	6,547
3.34%, 11/15/37 (f)	2,000	2,023
Series B, 2.10%, 5/15/22	875	894
Series B, 2.17%, 5/15/23	1,000	1,036
Series B, 2.57%, 5/15/26	1,000	1,067
McLennan County Public Facility Corp. Revenue, 3.90%, 6/1/29, Continuously Callable @100	2,000	2,180
Port of Corpus Christi Authority of Nueces County Revenue, 3.49%, 12/1/25	1,000	1,110
State of Texas, GO, 3.00%, 4/1/28	3,850	4,336
Texas Tech University System Revenue
1.55%, 2/15/28	2,000	1,992
1.65%, 2/15/29	1,250	1,240
1.75%, 2/15/30, Continuously Callable @100	2,500	2,471
Waco Educational Finance Corp. Revenue
1.53%, 3/1/27	1,340	1,327
1.69%, 3/1/28	1,500	1,480
2.06%, 3/1/31, Continuously Callable @100	1,500	1,470
		92,213
Washington (0.1%):
Washington State University Revenue
Series A, 2.24%, 10/1/28	1,800	1,809
Series A, 2.31%, 10/1/29	5,915	5,919
		7,728
Wisconsin (0.1%):
State of Wisconsin Revenue, Series A, 2.40%, 5/1/30	4,000	4,170
Total Municipal Bonds (Cost $753,727)		806,525

U.S. Government Agency Mortgages (4.6%)
Federal Home Loan Mortgage Corp.
5.50%, 11/1/20 - 4/1/36	754	871
5.00%, 1/1/21	11	11

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series K018, Class X1, 1.29%, 1/25/22 (c)(d)	$49,024	$489
Series K020, Class X1, 1.36%, 5/25/22 (c)(d)	83,897	1,435
Series K021, Class X1, 1.41%, 6/25/22 (c)(d)	65,278	1,055
Series K025, Class X1, 0.80%, 10/25/22 (c)(d)	62,735	749
Series K026, Class X1, 0.96%, 11/25/22 (c)(d)	87,427	1,290
Series K028, Class A2, 3.11%, 2/25/23	4,000	4,206
Series K045, Class A2, 3.02%, 1/25/25	10,000	10,915
Series KPLB, Class A, 2.77%, 5/25/25	17,000	18,475
Series K049, Class A2, 3.01%, 7/25/25	8,000	8,782
Series KC02, Class A2, 3.37%, 7/25/25 (e)	10,000	10,756
Series KIR1, Class A2, 2.85%, 3/25/26 (e)	12,000	13,202
Series K056, Class AM, 2.59%, 5/25/26	10,000	10,879
Series K062, Class A2, 3.41%, 12/25/26 (e)	10,000	11,396
Series K063, Class A2, 3.43%, 1/25/27 (c)	9,000	10,229
Series S8FX, Class A1, 3.02%, 3/25/27	11,911	13,035
Series KIR2, Class A2, 3.17%, 3/25/27	9,500	10,654
Series K064, Class AM, 3.33%, 3/25/27 (c)	8,420	9,451
Series K068, Class A2, 3.24%, 8/25/27	4,533	5,137
Series K075, Class A2, 3.65%, 2/25/28 (c)	3,000	3,504
Series 4818, Class VD, 4.00%, 6/15/29	238	238
Series K095, Class A2, 2.79%, 6/25/29	8,750	9,794
Series K097, Class AM, 2.22%, 7/25/29	5,000	5,321
Series K097, Class A2, 2.51%, 7/25/29	8,000	8,796
Series K096, Class A2, 2.52%, 7/25/29	9,000	9,901
Series KG02, Class A2, 2.41%, 8/25/29	9,091	9,909
Series K100, Class A2, 2.67%, 9/25/29	5,455	6,042
3.50%, 5/1/42 - 5/1/47	19,224	20,674
		217,196
Federal National Mortgage Association
5.50%, 7/1/21 - 5/1/38	4,629	5,400
7.00%, 10/1/22 - 3/1/23	5	5
Series 2016-M2, Class AV2, 2.15%, 1/25/23	6,683	6,822
Series 2017-M15, Class AV2, 2.63%, 11/25/24 (c)	4,799	5,123
Series 2017-M2, Class A2, 2.80%, 2/25/27 (c)	3,500	3,863
Series M7, Class A2, 2.96%, 2/25/27 (c)	2,500	2,775
2.50%, 2/1/28 - 11/1/34	12,000	12,482
Series M4, Class A2, 3.05%, 3/25/28 (c)	7,105	8,062
Series 2019-M12, Class A2, 2.89%, 5/25/29 (c)	8,000	8,993
6.50%, 4/1/31 - 3/1/32	389	460
5.00%, 6/1/33	941	1,076
6.00%, 5/1/36 - 8/1/37	1,566	1,842
4.00%, 4/1/48 - 2/1/50	39,715	42,390
3.50%, 9/1/49 - 2/1/50 (e)	27,988	29,505
3.00%, 2/1/50	15,403	16,080
		144,878
Government National Mortgage Association
Series 20067, 7.00%, 5/15/23 - 7/15/32	523	579
6.50%, 6/15/23 - 10/15/31	777	864
7.50%, 7/15/23 - 2/15/28	298	323
6.00%, 8/15/28 - 1/15/33	1,790	2,005
5.50%, 4/20/33	304	345
5.00%, 8/15/33	1,877	2,097
		6,213
Total U.S. Government Agency Mortgages (Cost $343,475)		368,287

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Treasury Obligations (8.7%)
U.S. Treasury Bonds
2.38%, 1/15/25	$55,150	$63,492
1.13%, 5/15/40 (e)	10,000	9,545
3.88%, 8/15/40	15,000	21,616
2.75%, 8/15/42 (e)	15,000	18,668
2.75%, 11/15/42	10,000	12,434
3.38%, 5/15/44	5,000	6,864
3.00%, 11/15/44	25,000	32,465
2.50%, 2/15/45 (e)	55,000	65,742
2.50%, 2/15/46	15,000	17,965
2.25%, 8/15/46 (e)	42,950	49,158
2.88%, 11/15/46 (e)	10,000	12,819
2.75%, 11/15/47 (e)	12,000	15,103
3.00%, 2/15/49	10,000	13,225
1.25%, 5/15/50	10,000	9,092
U.S. Treasury Notes
2.63%, 11/15/20	50,000	50,043
1.50%, 8/31/21 (e)	40,000	40,450
2.00%, 2/15/22	15,000	15,357
2.00%, 7/31/22	30,000	30,961
2.38%, 1/31/23 (e)	5,000	5,248
2.00%, 2/15/23	10,000	10,418
0.13%, 7/15/23	20,000	19,969
2.50%, 5/15/24	5,000	5,397
2.50%, 1/31/25 (e)	5,000	5,462
2.00%, 2/15/25	70,000	75,015
1.63%, 2/15/26	40,000	42,519
2.38%, 5/15/27 (e)	10,000	11,156
2.25%, 8/15/27	10,000	11,098
2.25%, 11/15/27	10,000	11,117
0.88%, 1/15/29	10,293	11,862
Total U.S. Treasury Obligations (Cost $618,334)		694,260

Commercial Paper (1.7%)
American Honda Finance, 0.25%, 11/4/20 (a)(n)	2,000	2,000
Amphenol Corp., 0.18%, 11/2/20 (a) (n)	3,100	3,100
Canadian Natural Resources Ltd., 0.18%, 11/9/20 (a) (n)	25,000	24,999
CenterPoint Energy Resources Corp.
0.14%, 11/2/20 (a) (n)	10,000	10,000
0.06%, 11/2/20 (a) (n)	15,000	15,000
Duke Energy Corp., 0.12%, 11/3/20 (a) (n)	21,200	21,200
Eversource Energy
0.21%, 11/2/20 (a) (n)	10,000	10,000
0.17%, 11/5/20 9 (a) (n)	15,000	14,999
Glencore Funding LLC, 0.28%, 11/5/20 (a) (n)	22,000	21,999
Hannover Funding Co. LLC, 0.36%, 11/10/20 (a) (n)	2,500	2,500
Hyundai Capital America, Inc., 0.19%, 11/4/20 (a) (n)	7,000	7,000
Total Commercial Paper (Cost $132,797)		132,797

Collateral for Securities Loaned ^(0.1%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (o)	4,184,159	4,184

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
HSBC U.S. Government Money Market Fund I Shares, 0.02% (o)	3,094,436	$3,095
Total Collateral for Securities Loaned (Cost $7,279)		7,279
Total Investments (Cost $7,457,785) — 98.9%		7,941,228
Other assets in excess of liabilities — 1.1%		84,268
NET ASSETS - 100.00%		$8,025,496

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of October 31, 2020, the fair value of these securities was $2,039,737 (thousands) and amounted to 25.4% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of October 31, 2020.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at October 31, 2020.
(d)	Security is interest only.
(e)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(f)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(g)	Amount represents less than 0.05% of net assets.
(h)	Non-income producing security.
(i)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(j)	All or a portion of this security is on loan.
(k)	Stepped-coupon security converts to coupon form on 11/9/22 with a rate of 2.85%.
(l)	Put Bond.
(m)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of October 31, 2020, illiquid securities were 0.5% of the Fund's net assets.
(n)	Rate represents the effective yield at October 31, 2020.
(o)	Rate disclosed is the daily yield on October 31, 2020.

AMBAC—American Municipal Bond Assurance Corporation
bps—Basis points Continuously Callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity
GO—General Obligation
H15T5Y—5 Year Treasury Constant Maturity Rate
IDA—Industrial Development Authority
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of October 31, 2020, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of October 31, 2020, based on the last reset date of the security
LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of October 31, 2020, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
USISDA05—5 Year ICE Swap Rate, rate disclosed as of October 31, 2020.
USSW10—USD 10 Year Swap Rate, rate disclosed as of October 31, 2020
USSW5—USD 5 Year Swap Rate, rate disclosed as of October 31, 2020.

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Florida General Obligation, Municipal Securities Purchase, Inc., Texas Permanent School Fund, or Utah General Obligation.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Income Stock Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Communication Services (6.1%):
Activision Blizzard, Inc.	449,676	$34,054
AT&T, Inc.	78,003	2,108
Cable One, Inc.	2,087	3,614
Omnicom Group, Inc.	396,619	18,720
Sirius XM Holdings, Inc. (a)	2,072,316	11,874
Verizon Communications, Inc.	1,297,693	73,956
World Wrestling Entertainment, Inc. Class A	72,266	2,628
		146,954
Consumer Discretionary (8.1%):
Best Buy Co., Inc.	325,270	36,284
Dollar General Corp.	38,448	8,024
Domino's Pizza, Inc.	50,483	19,099
eBay, Inc.	187,702	8,940
Genuine Parts Co.	125,444	11,344
H&R Block, Inc.	139,699	2,411
Lowe's Cos., Inc.	95,875	15,158
NIKE, Inc. Class B	70,782	8,500
Target Corp.	244,377	37,199
The Home Depot, Inc.	150,889	40,244
Tractor Supply Co.	36,184	4,820
		192,023
Consumer Staples (10.0%):
Campbell Soup Co.	207,317	9,675
Colgate-Palmolive Co.	319,699	25,221
General Mills, Inc.	296,315	17,518
Ingredion, Inc.	88,717	6,289
Kimberly-Clark Corp.	155,073	20,561
Philip Morris International, Inc.	568,226	40,355
Sysco Corp.	225,660	12,481
The Hershey Co.	94,052	12,928
The J.M. Smucker Co.	67,678	7,593
The Kroger Co.	394,994	12,723
The Procter & Gamble Co.	424,505	58,202
Tyson Foods, Inc. Class A	127,593	7,302
Walgreens Boots Alliance, Inc.	32,209	1,096
Walmart, Inc.	44,315	6,149
		238,093
Energy (2.2%):
Cabot Oil & Gas Corp.	442,226	7,867
Chevron Corp.	111,438	7,745
ConocoPhillips	385,307	11,027
EOG Resources, Inc.	291,152	9,969
Exxon Mobil Corp.	105,327	3,436
Phillips 66	232,859	10,865
Valero Energy Corp.	70,339	2,716
		53,625
Financials (17.0%):
Aflac, Inc.	226,138	7,677
American Financial Group, Inc.	97,618	7,315
Ameriprise Financial, Inc.	68,367	10,995
Annaly Capital Management, Inc.	600,948	4,261
Bank of America Corp.	1,532,248	36,314
Brown & Brown, Inc.	74,551	3,244

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Stock Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Comerica, Inc.	212,233	$9,659
Commerce Bancshares, Inc.	20,232	1,259
Everest Re Group Ltd.	24,393	4,807
FactSet Research Systems, Inc.	39,173	12,007
Fidelity National Financial, Inc.	229,559	7,183
Fifth Third Bancorp	422,717	9,815
First Republic Bank	43,585	5,498
Huntington Bancshares, Inc.	1,786,839	18,655
Intercontinental Exchange, Inc.	101,150	9,549
JPMorgan Chase & Co.	359,082	35,204
M&T Bank Corp.	117,070	12,126
MarketAxess Holdings, Inc.	14,516	7,822
Marsh & McLennan Cos., Inc.	71,456	7,393
MSCI, Inc.	16,958	5,933
Nasdaq, Inc.	80,556	9,746
Prudential Financial, Inc.	141,435	9,055
Regions Financial Corp.	478,269	6,361
RenaissanceRe Holdings Ltd.	69,488	11,238
S&P Global, Inc.	90,725	29,280
SEI Investments Co.	34,918	1,716
State Street Corp.	111,725	6,581
T. Rowe Price Group, Inc.	131,269	16,627
The Allstate Corp.	293,334	26,033
The Hanover Insurance Group, Inc.	56,661	5,420
The Hartford Financial Services Group, Inc.	213,812	8,236
The PNC Financial Services Group, Inc.	134,747	15,075
The Progressive Corp.	354,858	32,612
The Travelers Cos., Inc.	82,616	9,973
Western Alliance Bancorp	66,408	2,736
Zions Bancorp NA	132,674	4,281
		411,686
Health Care (13.9%):
AbbVie, Inc.	38,574	3,283
AmerisourceBergen Corp.	71,561	6,875
Amgen, Inc.	142,972	31,016
Anthem, Inc.	36,525	9,964
Bristol-Myers Squibb Co.	369,807	21,615
Cardinal Health, Inc.	278,885	12,770
Cerner Corp.	65,305	4,577
Chemed Corp.	7,797	3,729
Danaher Corp.	77,325	17,749
Eli Lilly & Co.	127,688	16,658
Gilead Sciences, Inc.	149,501	8,693
Johnson & Johnson	510,716	70,024
McKesson Corp.	93,020	13,720
Medtronic PLC	71,420	7,183
Merck & Co., Inc.	326,848	24,582
Pfizer, Inc.	472,456	16,763
ResMed, Inc.	51,401	9,866
Thermo Fisher Scientific, Inc.	18,823	8,906
UnitedHealth Group, Inc.	96,892	29,566
West Pharmaceutical Services, Inc.	41,680	11,340
Zoetis, Inc.	40,089	6,356
		335,235
Industrials (14.0%):
3M Co.	155,254	24,834
Acuity Brands, Inc.	38,381	3,421
Allegion PLC	115,283	11,355

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Stock Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Allison Transmission Holdings, Inc.	212,769	$7,692
BWX Technologies, Inc.	30,142	1,658
C.H. Robinson Worldwide, Inc.	165,650	14,648
Cummins, Inc.	138,590	30,475
Eaton Corp. PLC	106,926	11,098
Fastenal Co.	325,873	14,087
Graco, Inc.	31,786	1,968
Honeywell International, Inc.	20,413	3,367
Illinois Tool Works, Inc.	135,336	26,510
JB Hunt Transport Services, Inc.	34,344	4,181
Lennox International, Inc.	69,176	18,792
Lockheed Martin Corp.	60,874	21,314
ManpowerGroup, Inc.	23,251	1,578
Masco Corp.	78,483	4,207
Northrop Grumman Corp.	17,245	4,998
Old Dominion Freight Line, Inc.	60,626	11,541
PACCAR, Inc.	76,907	6,566
Republic Services, Inc.	152,559	13,451
Robert Half International, Inc.	227,127	11,513
Rockwell Automation, Inc.	110,944	26,308
Rollins, Inc.	100,711	5,826
Snap-on, Inc.	53,196	8,380
The Toro Co.	100,076	8,216
United Parcel Service, Inc. Class B	42,697	6,708
Verisk Analytics, Inc.	33,482	5,959
W.W. Grainger, Inc.	26,023	9,109
Waste Management, Inc.	139,400	15,043
		334,803
Information Technology (11.5%):
Apple, Inc.	282,429	30,745
Applied Materials, Inc.	125,700	7,445
Broadcom, Inc.	21,624	7,560
CDK Global, Inc.	31,118	1,341
Cisco Systems, Inc.	401,104	14,400
Citrix Systems, Inc.	154,473	17,497
Cognizant Technology Solutions Corp. Class A	138,072	9,861
HP, Inc.	464,422	8,341
Intel Corp.	798,095	35,340
International Business Machines Corp.	20,163	2,251
Intuit, Inc.	43,339	13,638
Jack Henry & Associates, Inc.	19,909	2,952
Juniper Networks, Inc.	193,234	3,811
KLA Corp.	35,196	6,940
Lam Research Corp.	23,905	8,177
Mastercard, Inc. Class A	47,353	13,668
Microsoft Corp.	33,728	6,829
NetApp, Inc.	70,572	3,097
NortonLifeLock, Inc.	404,832	8,327
NVIDIA Corp.	36,704	18,402
Oracle Corp.	113,920	6,392
QUALCOMM, Inc.	75,260	9,284
Skyworks Solutions, Inc.	45,145	6,379
Teradyne, Inc.	74,670	6,560
Texas Instruments, Inc.	171,737	24,832
The Western Union Co.	194,738	3,786
		277,855
Materials (4.2%):
Air Products & Chemicals, Inc.	65,483	18,089

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Stock Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
International Paper Co.	143,875	$6,295
LyondellBasell Industries NV Class A	361,977	24,776
Nucor Corp.	183,736	8,775
Packaging Corp. of America	89,663	10,266
PPG Industries, Inc.	59,938	7,775
RPM International, Inc.	50,157	4,247
Steel Dynamics, Inc.	271,173	8,537
The Scotts Miracle-Gro Co.	32,661	4,901
Westrock Co.	229,515	8,618
		102,279
Real Estate (5.1%):
Alexandria Real Estate Equities, Inc.	53,401	8,091
AvalonBay Communities, Inc.	62,674	8,720
Boston Properties, Inc.	83,937	6,078
Digital Realty Trust, Inc.	72,179	10,415
Equity Residential	136,459	6,411
Essex Property Trust, Inc.	25,817	5,282
Healthpeak Properties, Inc.	200,728	5,414
Invitation Homes, Inc.	210,438	5,737
National Retail Properties, Inc.	120,758	3,865
Prologis, Inc.	186,237	18,475
Public Storage	33,460	7,665
Realty Income Corp.	129,317	7,482
Regency Centers Corp.	105,253	3,746
SBA Communications Corp.	20,725	6,018
Ventas, Inc.	145,349	5,737
VICI Properties, Inc.	280,663	6,441
Welltower, Inc.	132,572	7,128
		122,705
Utilities (7.6%):
Ameren Corp.	70,452	5,715
CMS Energy Corp.	212,239	13,441
DTE Energy Co.	129,117	15,936
Duke Energy Corp.	178,024	16,398
Evergy, Inc.	209,650	11,573
Exelon Corp.	235,365	9,389
National Fuel Gas Co.	32,477	1,298
NextEra Energy, Inc.	194,631	14,249
Pinnacle West Capital Corp.	99,668	8,130
PPL Corp.	238,174	6,550
The AES Corp.	170,779	3,330
The Southern Co.	183,790	10,559
UGI Corp.	63,377	2,050
Vistra Corp.	154,626	2,686
WEC Energy Group, Inc.	314,308	31,602
Xcel Energy, Inc.	402,491	28,185
		181,091
Total Common Stocks (Cost $2,177,789)		2,396,349

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Stock Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (0.3%)
HSBC U.S. Government Money Market Fund I Shares, 0.02% (b)	7,223,298	$7,223
Total Collateral for Securities Loaned (Cost $7,223)		7,223
Total Investments (Cost $2,185,012) — 100.0%		2,403,572
Liabilities in excess of other assets — 0.0%		(883)
NET ASSETS - 100.00%		$2,402,689

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Rate disclosed is the daily yield on October 31, 2020.

PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Intermediate-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (9.8%)
AccessLex Institute, Series 2004-2, Class A3, 0.40% (LIBOR03M+19bps), 10/25/24, Callable 7/25/31 @ 100 (a)	$2,350	$2,238
Americredit Automobile Receivables Trust, Series 2018-1, Class D, 3.82%, 3/18/24, Callable 9/18/22 @ 100	6,360	6,679
ARI Fleet Lease Trust, Series 2020-A, Class B, 2.06%, 11/15/28, Callable 3/15/23 @ 100 (b)	1,470	1,513
Ascentium Equipment Receivables Trust, Series 2017-2A, Class D, 3.56%, 10/10/25, Callable 12/10/21 @ 100 (b)	608	619
Ascentium Equipment Receivables Trust, Series 2017-1A, Class D, 3.80%, 1/10/24, Callable 7/10/21 @ 100 (b)	767	777
Avis Budget Rental Car Funding AESOP LLC, Series 2020- 1A, Class B, 2.68%, 8/20/26 (b)	4,000	3,988
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 5/15/23 @ 100 (b)	3,790	3,952
BCC Funding XVII LLC, Series 2020-1, Class B, 1.46%, 9/22/25, Callable 7/20/24 @ 100 (b)	3,333	3,332
California Republic Auto Receivables Trust, Series 2018-1, Class D, 4.33%, 4/15/25, Callable 8/15/22 @ 100	3,533	3,732
Canadian Pacer Auto Receivables Trust, Series 2019-1, Class C, 3.75%, 7/21/25, Callable 9/19/22 @ 100 (b)	3,000	3,138
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class C, 2.49%, 5/19/26, Callable 5/19/23 @ 100 (b)	2,000	2,047
CarMax Auto Owner Trust, Series 2018-1, Class D, 3.37%, 7/15/24, Callable 2/15/22 @ 100	500	514
CarMax Auto Owner Trust, Series 2018-2, Class D, 3.99%, 4/15/25, Callable 5/15/22 @ 100	800	831
CarMax Auto Owner Trust, Series 2020-2, Class B, 2.90%, 8/15/25, Callable 8/15/23 @ 100	1,083	1,155
CarMax Auto Owner Trust, Series 2019-1, Class B, 3.45%, 11/15/24, Callable 12/15/22 @ 100	1,923	2,038
CarMax Auto Owner Trust, Series 2020-3, Class C, 1.69%, 4/15/26, Callable 9/15/23 @ 100	2,500	2,538
CarMax Auto Owner Trust, Series 2018-4, Class C, 3.85%, 7/15/24, Callable 11/15/22 @ 100	420	444
CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25, Callable 9/15/23 @ 100	4,230	4,370
CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25, Callable 6/15/23 @ 100	5,162	5,375
CarMax Auto Owner Trust, Series 2020-4, Class C, 1.30%, 8/17/26, Callable 10/15/24 @ 100	3,450	3,447
CCG Receivables Trust, Series 2020-1, Class C, 1.84%, 12/14/27, Callable 6/14/24 @ 100 (b)	5,786	5,859
CCG Receivables Trust, Series 2019-1, Class B, 3.22%, 9/14/26, Callable 8/14/22 @ 100 (b)	2,540	2,639
Chase Auto Credit Linked Notes, Series 2020-1, Class D, 1.89%, 1/25/28, Callable 9/25/23 @ 100 (b)	1,125	1,125
CNH Equipment Trust, Series 2020-A, Class B, 2.30%, 10/15/27, Callable 12/15/23 @ 100	1,100	1,141
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class C, 2.59%, 6/15/29, Callable 4/15/24 @ 100 (b)	5,000	5,125
Credit Acceptance Auto Loan Trust, Series 2018-1, Class C, 3.77%, 6/15/27 (b)	2,000	2,042
Credit Acceptance Auto Loan Trust, Series 2017-3, Class C, 3.48%, 10/15/26, Callable 11/15/21 @ 100 (b)	9,665	9,791
Credit Acceptance Auto Loan Trust, Series 2018-2, Class C, 4.16%, 9/15/27 (b)	8,720	9,112

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class B, 3.60%, 4/15/27 (b)	$3,325	$3,382
Credit Acceptance Auto Loan Trust, Series 2019- 3A, Class A, 2.38%, 11/15/28 (b)	5,000	5,128
Dell Equipment Finance Trust, Series 2020-1, Class B, 2.98%, 4/24/23, Callable 8/22/22 @ 100 (b)	775	805
Dell Equipment Finance Trust, Series 2020-1, Class C, 4.26%, 6/22/23, Callable 8/22/22 @ 100 (b)	1,750	1,848
Dell Equipment Finance Trust, Series 2020-2, Class D, 1.92%, 3/23/26, Callable 6/22/23 @ 100 (b)	2,125	2,109
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26, Callable 3/15/24 @ 100	1,680	1,727
Drive Auto Receivables Trust, Series 2017-AA, Class D, 4.16%, 5/15/24, Callable 6/15/21 @ 100 (b)	616	626
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.81%, 5/15/24, Callable 4/15/22 @ 100	4,204	4,295
Element Rail Leasing I LLC, Series 2014-1A, Class A2, 3.67%, 4/19/44 (b)	5,000	5,027
Enterprise Fleet Financing LLC, Series 2019-3, Class A2, 2.06%, 5/20/25 (b)	2,232	2,268
Evergreen Credit Card Trust, Series 2019-2, Class C, 2.62%, 9/15/24 (b)	2,096	2,144
Evergreen Credit Card Trust, Series 2019-3, Class C, 2.71%, 10/16/23 (b)	4,000	4,064
Exeter Automobile Receivables Trust, Series 2018-1, Class C, 3.03%, 1/17/23, Callable 6/15/22 @ 100 (b)	808	812
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 6/15/22 @ 100 (b)	3,000	3,109
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49%, 1/15/25, Callable 6/15/23 @ 100 (b)	2,273	2,333
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32%, 7/15/25, Callable 10/15/24 @ 100	1,417	1,419
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 4/15/23 @ 100 (b)	3,731	3,818
Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82%, 12/16/24, Callable 1/15/23 @ 100 (b)	5,550	5,660
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.08%, 7/15/24, Callable 4/15/24 @ 100 (b)	2,156	2,191
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/26/49, Callable 1/25/23 @ 100 (b)	1,875	1,919
Flagship Credit Auto Trust, Series 2018-4, Class C, 4.11%, 10/15/24, Callable 10/15/23 @ 100 (b)	1,210	1,264
Flagship Credit Auto Trust, Series 2017-4, Class B, 2.66%, 10/17/22, Callable 10/15/22 @ 100 (b)	1,291	1,296
GLS Auto Receivables Issuer Trust, Series 2020-3A, Class C, 1.92%, 5/15/25, Callable 4/15/25 @ 100 (b)	2,000	2,028
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56%, 7/22/24, Callable 3/20/23 @ 100	1,625	1,676
GM Financial Automobile Leasing Trust, Series 2020-3, Class C, 1.11%, 10/21/24, Callable 4/20/23 @ 100	4,464	4,454
Goal Capital Funding Trust, Series 2005-2, Class A4, 0.45% (LIBOR03M+20bps), 8/25/44, Callable 11/25/20 @ 100 (a)	8,755	8,556
Hertz Vehicle Financing II LP, Series 2017-1A, Class A, 2.96%, 10/25/21 (b)	2,920	2,925
Hertz Vehicle Financing LP, Series 2017-2A, Class A, 3.29%, 10/25/23 (b)	1,265	1,268
Hertz Vehicle Financing LP, Series 2016-4A, Class A, 2.65%, 7/25/22 (b)	277	277
Hertz Vehicle Financing LP, Series 2019-3A, Class B, 3.03%, 12/26/25 (b)	7,000	6,996

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Hertz Vehicle Financing LP, Series 2019-1A, Class B, 4.10%, 3/25/23 (b)	$7,120	$7,098
HPEFS Equipment Trust, Series 2019-1A, Class B, 2.32%, 9/20/29, Callable 3/20/22 @ 100 (b)	1,750	1,780
HPEFS Equipment Trust, Series 2020-2A, Class C, 2.00%, 7/22/30, Callable 11/20/22 @ 100 (b)	3,400	3,449
HPEFS Equipment Trust, Series 2020-1A, Class C, 2.03%, 2/20/30, Callable 10/20/22 @ 100 (b)	2,851	2,893
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 3/20/22 @ 100 (b)	1,350	1,382
InSite Issuer LLC, Series 2020-1A, Class B, 2.49%, 9/15/50, Callable 9/15/24 @ 100 (b)	2,000	2,007
InSite Issuer LLC, Series 2020-1A, Class C, 4.21%, 9/15/50, Callable 9/15/24 @ 100 (b)	1,750	1,747
Master Credit Card Trust, Series 2020-1A, Class B, 2.27%, 9/23/24 (b)	833	857
Master Credit Card Trust, Series 2020-1A, Class C, 2.59%, 9/23/24 (b)	2,125	2,187
Master Credit Card Trust, Series 2018-1A, Class C, 3.74%, 7/21/24 (b)	1,750	1,831
NP SPE II LLC, Series 2017-1A, Class A2, 4.22%, 10/21/47, Callable 10/20/27 @ 100 (b)	5,875	6,110
NP SPE II LLC, Series 2019-2A, Class A2, 3.10%, 11/19/49 (b)	9,083	9,149
NP SPE II LLC, Series 2019-2A, Class A1, 2.86%, 11/19/49 (b)	11,997	12,046
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01%, 8/15/25, Callable 11/15/22 @ 100 (b)	5,750	5,889
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 5/15/24 @ 100 (b)	2,000	2,180
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class D, 2.14%, 12/15/26, Callable 1/15/24 @ 100 (b)	5,000	5,068
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class C, 1.29%, 4/15/26, Callable 1/15/24 @ 100 (b)	2,500	2,507
Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.03%, 2/15/24, Callable 11/15/23 @ 100	1,063	1,081
Santander Drive Auto Receivables Trust, Series 2018-5, Class D, 4.19%, 12/16/24, Callable 8/15/22 @ 100	4,275	4,440
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12%, 1/15/26, Callable 4/15/25 @ 100	2,000	1,991
Santander Drive Auto Receivables Trust, Series 2017-3, Class D, 3.20%, 11/15/23, Callable 12/15/21 @ 100	1,450	1,474
Santander Drive Auto Receivables Trust, Series 2018-2, Class D, 3.88%, 2/15/24, Callable 4/15/22 @ 100	1,665	1,721
Santander Retail Auto Lease Trust, Series 2019-B, Class C, 2.77%, 8/21/23, Callable 10/20/22 @ 100 (b)	1,460	1,498
Santander Retail Auto Lease Trust, Series 2019-C, Class C, 2.39%, 11/20/23, Callable 12/20/22 @ 100 (b)	1,782	1,822
Sapphire Aviation Finance Ltd., Series 2018-1A, Class A, 4.25%, 3/15/40 (b)	1,850	1,690
SCF Equipment Leasing LLC, Series 2020-1A, Class C, 2.60%, 8/21/28, Callable 7/20/25 @ 100 (b)	3,800	3,795
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, Callable 11/20/20 @ 100 (b)	2,834	2,844
SCF Equipment Leasing LLC, Series 2018-1, Class B, 3.97%, 12/20/25, Callable 11/20/20 @ 100 (b)	1,000	1,040
SCF Equipment Leasing LLC, Series 2019-2, Class C, 3.11%, 6/21/27, Callable 11/20/24 @ 100 (b)	6,500	6,707
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 7/20/25 @ 100 (b)	3,823	3,854
SLM Student Loan Trust, Series 2012-6, Class B, 1.15% (LIBOR01M+100bps), 4/27/43, Callable 12/25/27 @ 100 (a)	2,500	2,316
SLM Student Loan Trust, Series 2003-14, Class B, 0.76% (LIBOR03M+55bps), 10/25/65, Callable 4/25/29 @ 100 (a)	639	582

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
SLM Student Loan Trust, Series 2006-2, Class B, 0.43% (LIBOR03M+22bps), 1/25/41, Callable 7/25/32 @ 100 (a)	$1,804	$1,598
Stack Infrastructure Issuer LLC, Series 2019-2A, Class A2, 3.08%, 10/25/44, Callable 4/25/23 @ 100 (b)	2,000	2,041
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	7,583	7,853
TCF Auto Receivables Owner Trust, Series 2015-2A, Class D, 4.24%, 8/15/22, Callable 11/15/20 @ 100 (b)	894	901
Tesla Auto Lease Trust, Series 2020-A, Class C, 1.68%, 2/20/24, Callable 4/20/23 @ 100 (b)	2,000	2,025
Tesla Auto Lease Trust, Series 2019-A, Class B, 2.41%, 12/20/22, Callable 11/20/22 @ 100 (b)	5,000	5,125
Transportation Finance Equipment Trust, Series 2019-1, Class C, 2.19%, 8/23/24, Callable 6/23/23 @ 100 (b)	1,250	1,276
Trillium Credit Card Trust II, Series 2020-1A, Class B, 2.33%, 12/27/24 (b)	2,912	2,948
Trillium Credit Card Trust II, Series 2020-1A, Class C, 2.63%, 12/27/24 (b)	4,900	4,874
Trinity Rail Leasing LLC, Series 2019-1, Class A, 3.82%, 4/17/49, Callable 11/17/20 @ 100 (b)	3,678	3,815
TRIP Rail Master Funding LLC, Series 2017-1A, Class A2, 3.74%, 8/15/47, Callable 4/15/24 @ 100 (b)	3,333	3,443
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, 9/15/45, Callable 9/15/25 @ 100 (b)	9,000	8,962
VB-S1 Issuer LLC, Series 2020-1A, Class D, 4.09%, 6/15/50, Callable 6/15/24 @ 100 (b)	1,100	1,107
VB-S1 Issuer LLC, Series 2020-1A, Class C2, 3.03%, 6/15/50, Callable 6/15/24 @ 100 (b)	1,850	1,917
Verizon Owner Trust, Series 2020-A, Class C, 2.06%, 7/22/24, Callable 3/20/23 @ 100	5,000	5,140
Volvo Financial Equipment LLC, Series 2019-2A, Class A4, 2.14%, 9/16/24, Callable 3/15/23 @ 100 (b)	2,500	2,591
Westlake Automobile Receivables Trust, Series 2018-3, Class C, 3.61%, 10/16/23, Callable 5/15/22 @ 100 (b)	7,686	7,790
Westlake Automobile Receivables Trust, Series 2019-2A, Class D, 3.20%, 11/15/24, Callable 11/15/22 @ 100 (b)	2,550	2,623
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 2/15/22 @ 100 (b)	9,625	9,857
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, 10/16/23, Callable 5/15/22 @ 100 (b)	5,000	5,158
World Omni Select Auto Trust, Series 2018-1A, Class D, 4.13%, 1/15/25, Callable 5/15/22 @ 100 (b)	2,500	2,584
World Omni Select Auto Trust, Series 2020-A, Class C, 1.25%, 10/15/26, Callable 5/15/24 @ 100	3,750	3,723
		367,371
Total Asset-Backed Securities (Cost $362,952)		367,371

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Collateralized Mortgage Obligations (19.7%)
AB BSL CLO 1 Ltd., Series 2020-1A, Class A1A (LIBOR03M+150bps), 1/15/33 (a)(b)(c)	$5,000	$5,000
AB BSL CLO 1 Ltd., Series 2020-1A, Class B (LIBOR03M+205bps), 1/15/33 (a)(b)(c)	3,000	3,000
Aimco CLO 11 Ltd., Series 2020-11A, Class C (LIBOR03M+240bps), 10/15/31, Callable 10/15/21 @ 100 (a)(b)	9,500	9,384
Annisa CLO Ltd., Series 2016-2, Class BR, 1.87% (LIBOR03M+165bps), 7/20/31, Callable 1/20/21 @ 100 (a)(b)	10,000	9,679
USAA Mutual Funds Trust

Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class C, 3.72%, 5/15/53 (b)(d)	1,500	1,558
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class A, 1.20% (LIBOR01M+105bps), 9/15/32 (a)(b)	5,000	4,792
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class D, 1.95% (LIBOR01M+180bps), 9/15/32 (a)(b)	3,585	3,268
Aventura Mall Trust, Series 2018-AVM, Class D, 4.11%, 7/5/40 (b)(d)	2,420	2,112
Bain Capital Credit CLO Ltd., Series 2020-3A, Class C, 2.82% (LIBOR03M+260bps), 10/23/32, Callable 10/23/21 @ 100 (a)(b)	2,250	2,235
Ballyrock CLO Ltd., Series 2020-1A, Class A2, 2.69% (LIBOR03M+240bps), 7/20/30, Callable 7/20/21 @ 100 (a)(b)	2,500	2,503
Ballyrock CLO Ltd., Series 2020-1A, Class X, 1.29% (LIBOR03M+100bps), 7/20/30, Callable 7/20/21 @ 100 (a)(b)	2,300	2,300
Ballyrock CLO Ltd., Series 2020-2A, Class B (LIBOR03M+255bps), 10/20/31 (a)(b)	4,000	4,000
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33, Callable 4/14/25 @ 100 (b)	13,485	14,392
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class D, 3.60% (LIBOR01M+105bps), 4/14/33, Callable 4/14/25 @ 100 (a)(b)	11,735	12,264
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.60%, 4/14/33, Callable 4/14/25 @ 100 (b)(d)	6,450	6,821
BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC, Class C, 3.03%, 1/15/32 (b)	5,000	5,035
BANK, Series 2020-BN27, Class XA, 1.16%, 4/15/63 (d)(e)	37,957	3,419
BANK, Series 2019-BN23, Class AS, 3.20%, 11/15/29	5,000	5,416
BANK, Series 2017-BNK4, Class AS, 3.78%, 5/15/50	5,000	5,535
BANK, Series 2017-BNK8, Class AS, 3.73%, 11/15/50, Callable 11/15/27 @ 100	7,000	7,869
Barclays Commercial Mortgage Trust, Series 2019-C5, Class AS, 3.37%, 11/15/52	5,000	5,469
BBCMS Mortgage Trust, Series 2020-C7, Class XA, 1.63%, 4/15/53 (d)(e)	17,780	2,001
BBCMS Mortgage Trust, Series 2020-BID, Class C, 3.79% (LIBOR01M+364bps), 10/15/37 (a)(b)	5,000	4,973
BBCMS Mortgage Trust, Series 2020-BID, Class B, 2.68% (LIBOR01M+254bps), 10/15/37 (a)(b)	5,000	4,973
BBCMS Mortgage Trust, Series 2020-BID, Class D, 4.78% (LIBOR01M+463bps), 10/15/37 (a)(b)	14,600	14,520
BBCMS Trust, Series 2013-TYSN, Class A2, 3.76%, 9/5/32 (b)	11,562	11,528
BBCMS Trust, Series 2013-TYSN, Class B, 4.04%, 9/5/32 (b)	3,500	3,495
BBCRE Trust, Series 2015-GTP, Class A, 3.97%, 8/10/33, Callable 5/10/25 @ 100 (b)	5,935	6,438
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.21%, 2/11/41 (d)	577	558
Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.35%, 12/15/61	5,000	5,457
Benchmark Mortgage Trust, Series 2020-B19, Class XA, 1.78%, 9/15/53 (d)(e)	32,600	4,155
Benchmark Mortgage Trust, Series 2020-B18, Class XA, 1.79%, 7/15/53 (d)(e)	40,134	4,927
Benchmark Mortgage Trust, Series 2020-B18, Class A5, 1.93%, 7/15/53, Callable 7/11/30 @ 100	4,000	4,053
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, 3.66%, 3/9/44 (b)(d)	25,000	23,544
BX Commercial Mortgage Trust, Series 2019-XL, Class B, 1.23% (LIBOR01M+108bps), 10/15/36 (a)(b)	2,441	2,431
BX Commercial Mortgage Trust, Series 2020-BXLP, Class D, 1.40% (LIBOR01M+125bps), 12/15/29 (a)(b)	2,997	2,936

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
BX Commercial Mortgage Trust, Series 2020-VIV3, Class B, 3.54%, 3/9/44 (b)	$5,000	$4,973
BX Commercial Mortgage Trust, Series 2020-FOX, Class D (LIBOR01M+210bps), 11/15/32 (a)(b)(c)	8,200	8,200
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 1.60% (LIBOR01M+145bps), 10/15/36 (a)(b)	3,797	3,776
BX Commercial Mortgage Trust, Series 2019-XL, Class C, 1.40% (LIBOR01M+125bps), 10/15/36 (a)(b)	7,594	7,566
BX Commercial Mortgage Trust, Series 2020-FOX, Class C (LIBOR01M+155bps), 11/15/32 (a)(b)(c)	4,000	4,000
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class AJ, 5.74%, 12/15/47, Callable 9/15/21 @ 100 (b)(d)	7,000	7,202
CHT Mortgage Trust, Series 2017-CSMO, Class C, 1.65% (LIBOR01M+150bps), 11/15/36 (a)(b)	7,000	6,660
CIFC Funding Ltd., Series 2017-I, Class B, 1.91% (LIBOR03M+170bps), 4/23/29, Callable 1/21/21 @ 100 (a)(b)	3,500	3,436
CIFC Funding Ltd., Series 2017-III, Class A1, 1.44% (LIBOR03M+122bps), 7/20/30, Callable 1/20/21 @ 100 (a)(b)	5,000	4,950
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class A, 3.34%, 5/10/36 (b)	3,750	3,969
Citigroup Commercial Mortgage Trust, Series 2020-555, Class D, 3.23%, 12/10/41 (b)	5,000	4,877
Citigroup Commercial Mortgage Trust, Series 2020-555, Class B, 2.83%, 12/10/41 (b)	4,000	4,071
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class D, 4.35%, 5/10/36 (b)	1,850	1,894
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A4, 2.83%, 8/10/49	8,293	8,893
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 6/10/25 @ 100 (d)	3,000	3,268
COMM Mortgage Trust, Series 2013-CCRE11, Class AM, 4.72%, 8/10/50 (d)	5,000	5,463
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46 (b)(c)	10,000	10,293
COMM Mortgage Trust, Series 2019-GC44, Class AM, 3.26%, 8/15/57	5,000	5,453
COMM Mortgage Trust, Series 2020-CBM, Class C, 3.40%, 11/13/39 (b)	9,700	9,582
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.43%, 7/10/50, Callable 6/10/25 @ 100 (d)	3,399	3,500
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (b)(d)	9,500	10,177
COMM Mortgage Trust, Series 2020-CBM, Class A2, 2.90%, 11/13/39 (b)	2,660	2,646
CSMC Trust, Series 2019-UVIL, Class C, 3.39%, 12/15/41 (b)(d)	5,000	4,165
CSMC Trust, Series 2020-West, Class A, 3.04%, 2/15/35 (b)	2,500	2,376
DBCG Mortgage Trust, Series 2017-BBG, Class A, 0.85% (LIBOR01M+70bps), 6/15/34 (a)(b)	7,000	6,971
DBJPM Mortgage Trust, Series 2016-SFC, Class B, 3.24%, 8/10/36 (b)	2,500	2,276
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36 (b)	5,000	4,873
DBJPM Mortgage Trust, Series 2020-C9, Class XA, 1.71%, 9/15/53 (d)(e)	17,393	1,960
DBUBS Mortgage Trust, Series 2011-LC3, Class B, 5.34%, 8/10/44 (b)(d)	1,950	1,994
Dryden Senior Loan Fund, Series 2016-42A, Class BR, 1.79% (LIBOR03M+155bps), 7/15/30, Callable 1/15/21 @ 100 (a)(b)	5,000	4,883
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, 1.17% (LIBOR03M+95bps), 4/17/31, Callable 1/17/21 @ 100 (a)(b)	3,500	3,424
Flatiron CLO 20 Ltd., Series 2020-1A, Class C (LIBOR03M+245bps), 11/20/33 (a)(b)(c)	4,000	3,998

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
FREMF Mortgage Trust, Series 2017-K724, Class B, 3.48%, 11/25/23, Callable 11/25/23 @ 100 (b)(d)	$7,000	$7,395
FREMF Mortgage Trust, Series 2019-K99, Class B, 3.65%, 9/25/29, Callable 9/25/29 @ 100 (b)(d)	10,000	10,825
Goldentree Loan Management U.S. CLO 8 Ltd., Series 2020-8A, Class B1, 2.30% (LIBOR03M+210bps), 7/20/31, Callable 10/20/21 @ 100 (a)(b)	5,000	4,991
Golub Capital Partners 48 LP, Series 2020-48A, Class B1, 2.02% (LIBOR03M+180bps), 4/17/33, Callable 4/17/24 @ 100 (a)(b)	4,350	4,295
GS Mortgage Securities Corp. Trust, Series 2020-UPTN, Class B, 2.95%, 12/10/39 (b)	1,735	1,716
GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.05%, 11/10/52	7,000	7,655
GS Mortgage Securities Trust, Series 2012-GC6, Class AS, 4.95%, 1/10/45 (b)	3,000	3,101
GS Mortgage Securities Trust, Series 2019-GSA1, Class AS, 3.34%, 11/10/52	10,000	10,878
GS Mortgage Securities Trust, Series 2020-GC45, Class AS, 3.17%, 2/13/53 (d)	3,750	4,073
GS Mortgage Securities Trust, Series 2012-ALOH, Class A, 3.55%, 4/10/34 (b)	10,166	10,244
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (b)	5,100	5,139
Hudson Yards Mortgage Trust, Series 2019-55HY, Class D, 2.94%, 12/10/41 (b)(d)	10,672	10,497
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 8/10/38 (b)	8,020	8,509
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.44%, 7/10/39 (b)(d)	8,862	9,071
Jackson Park Trust, Series 2019-LIC, Class A, 2.77%, 10/14/39 (b)	5,000	5,274
Jackson Park Trust, Series 2019-LIC, Class C, 3.13%, 10/14/39 (b)(d)	5,000	5,043
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class D, 3.78%, 6/5/39 (b)(d)	2,000	2,089
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class C, 3.75%, 6/5/39 (b)(d)	1,614	1,728
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class AS, 5.42%, 8/15/46, Callable 7/15/21 @ 100 (b)(d)	6,100	6,269
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class XA, 1.76%, 10/15/45, Callable 9/15/22 @ 100 (d)	18,902	498
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class C, 5.65%, 11/15/43 (b)(d)	4,000	3,405
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AJ, 6.07%, 4/17/45 (d)	1,002	309
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.11%, 12/15/47 (d)	3,045	3,071
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1.95% (LIBOR01M+180bps), 5/15/36 (a)(b)	2,500	2,475
LCM LP, Series 18A, Class A1R, 1.24% (LIBOR03M+102bps), 4/20/31, Callable 1/20/21 @ 100 (a)(b)	1,000	983
Magnetite Ltd., Series 2015-12A, Class BRRA, 1.84% (LIBOR03M+160bps), 10/15/31, Callable 1/15/21 @ 100 (a)(b)	3,240	3,172
Magnetite XXVIII Ltd., Series 2020-28A, Class C (LIBOR03M+235bps), 10/25/31, Callable 10/25/21 @ 100 (a)(b)	2,000	1,988
Manhattan West, Series 2020-1MW, Class A, 2.13%, 9/10/40 (b)	5,000	5,146
Manhattan West, Series 2020-1MW, Class C, 2.33%, 9/10/40 (b)(d)	5,000	4,990
Manhattan West, Series 2020-1MW, Class D, 2.33%, 9/10/40 (b)(d)	4,250	4,123
Morgan Stanley Bank of America Merrill Lynch Trust, Series C17, Class A5, 3.74%, 8/15/47, Callable 7/15/24 @ 100	5,000	5,424

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class XA, 1.61%, 11/15/45, Callable 6/15/22 @ 100 (b)(d)	$18,721	$413
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 0.85% (LIBOR01M+70bps), 11/15/34 (a)(b)	2,105	2,100
Morgan Stanley Capital I Trust, Series 2017-CLS, Class C, 1.15% (LIBOR01M+100bps), 11/15/34 (a)(b)	3,245	3,217
Morgan Stanley Capital I Trust, Series 2017-CLS, Class B, 1.00% (LIBOR01M+85bps), 11/15/34 (a)(b)	2,200	2,186
Morgan Stanley Capital I Trust, Series 2020-CNP, Class A, 2.51%, 4/5/42 (b)(d)	1,000	1,033
Morgan Stanley Capital I Trust, Series 2017-CLS, Class E, 2.10% (LIBOR01M+195bps), 11/15/34 (a)(b)	8,215	8,081
Morgan Stanley Capital I Trust, Series 2017-CLS, Class F, 2.75% (LIBOR01M+260bps), 11/15/34 (a)(b)	4,000	3,895
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class BR2, 1.72% (LIBOR03M+150bps), 1/28/30, Callable 1/28/21 @ 100 (a)(b)	5,000	4,877
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-29A, Class B2, 4.60%, 10/19/31, Callable 1/19/21 @ 100 (b)	5,000	5,025
Neuberger Berman Loan Advisors CLO 38 Ltd., Series 2020-38A, Class B, 1.93% (LIBOR03M+170bps), 10/20/32 (a)(b)	2,000	1,976
Neuberger Berman Loan Advisors CLO 38 Ltd., Series 2020-38A, Class C, 2.58% (LIBOR03M+235bps), 10/20/32 (a)(b)	1,500	1,491
Octagon Investment Partners 42 Ltd., Series 2019-3A, Class B1, 2.19% (LIBOR03M+195bps), 4/15/31, Callable 4/15/21 @ 100 (a)(b)	5,000	4,918
Octagon Investment Partners 47 Ltd., Series 2020-1A, Class B, 2.82% (LIBOR03M+260bps), 4/20/31, Callable 7/20/21 @ 100 (a)(b)	3,000	3,009
Octagon Investment Partners 48 Ltd., Series 2020-3A, Class B (LIBOR03M+185bps), 4/20/21, Callable 10/20/21 @ 100 (a)(b)	4,200	4,142
Octagon Investment Partners 50 Ltd., Series 2020-4A, Class C (LIBOR03M+250bps), 10/15/33 (a)(b)(c)	4,000	3,998
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class CR2, 1.91% (LIBOR03M+170bps), 1/25/31, Callable 1/25/21 @ 100 (a)(b)	2,750	2,594
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/13/49 (b)	11,040	11,595
Palmer Square Loan Funding Ltd., Series 2020-3A, Class B, 3.52% (LIBOR03M+330bps), 7/20/28, Callable 7/20/21 @ 100 (a)(b)	2,800	2,814
Palmer Square Loan Funding Ltd., Series 2019-4, Class B, 2.31% (LIBOR03M+210bps), 10/24/27, Callable 1/24/21 @ 100 (a)(b)	5,000	4,889
Palmer Square Loan Funding Ltd., Series 2019-2, Class B, 2.47% (LIBOR03M+225bps), 4/20/27, Callable 1/20/21 @ 100 (a)(b)	5,000	4,919
Palmer Square Loan Funding Ltd., Series 2019-4, Class A2, 1.81% (LIBOR03M+160bps), 10/24/27, Callable 1/24/21 @ 100 (a)(b)	4,500	4,421
Palmer Square Loan Funding Ltd., Series 2019-3, Class B, 2.35% (LIBOR03M+210bps), 8/20/27, Callable 11/20/20 @ 100 (a)(b)	5,000	4,913
Palmer Square Loan Funding Ltd., Series 2020-4A, Class B, 2.51% (LIBOR03M+230bps), 11/25/28, Callable 11/25/21 @ 100 (a)(b)	5,000	4,998
Palmer Square Loan Funding Ltd., Series 2020-1A, Class B, 2.15% (LIBOR03M+190bps), 2/20/28, Callable 2/20/21 @ 100 (a)(b)	2,000	1,944
Race Point CLO Ltd., Series 2016-10A, Class B1R, 1.86% (LIBOR03M+165bps), 7/25/31, Callable 1/25/21 @ 100 (a)(b)	5,000	4,862
Sound Point CLO VII-R Ltd., Series 2014-3RA, Class C, 2.46% (LIBOR03M+225bps), 10/23/31, Callable 1/23/21 @ 100 (a)(b)	5,000	4,695
Sound Point CLO XVIII Ltd., Series 2017-4A, Class B, 2.02% (LIBOR03M+180bps), 1/21/31, Callable 1/20/21 @ 100 (a)(b)	1,000	926
Sound Point CLO XXVII Ltd., Series 2020-2A, Class C, 2.82% (LIBOR03M+260bps), 10/25/31 (a)(b)	2,500	2,484
Stewart Park CLO Ltd., Series 2015-1A, Class A2R, 1.49% (LIBOR03M+125bps), 1/15/30, Callable 1/15/21 @ 100 (a)(b)	2,000	1,936
Stratus CLO Ltd., Series 2020-1A, Class A, 2.20% (LIBOR03M+198bps), 4/30/28, Callable 4/20/21 @ 100 (a)(b)	2,756	2,763

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class B1, 0.65% (LIBOR01M+50bps), 7/19/35, Callable 11/19/20 @ 100 (a)	$1,190	$1,118
TIAA CLO IV Ltd., Series 2018-1A, Class A2, 1.92% (LIBOR03M+170bps), 1/20/32, Callable 1/20/21 @ 100 (a)(b)	5,000	4,757
Trimaran Cavu Ltd., Series 2019-1A, Class A2, 2.12% (LIBOR03M+190bps), 7/20/32, Callable 7/20/22 @ 100 (a)(b)	6,000	5,971
Trinitas CLO Ltd., Series 2019-11A, Class A2, 2.19% (LIBOR03M+195bps), 7/15/32, Callable 7/15/21 @ 100 (a)(b)	5,610	5,326
Trinitas CLO Ltd., Series 2019-11A, Class B1, 2.54% (LIBOR03M+230bps), 7/15/32, Callable 7/15/21 @ 100 (a)(b)	5,000	4,939
Tryon Park CLO Ltd., Series 2013-1A, Class A1SR, 1.13% (LIBOR03M+89bps), 4/15/29, Callable 1/15/21 @ 100 (a)(b)	5,000	4,951
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.06%, 5/10/45, Callable 4/10/22 @ 100 (b)(d)	23,098	442
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class AS, 5.15%, 1/10/45, Callable 11/10/21 @ 100 (b)	4,756	4,929
Venture CLO Ltd., Series 2014-16A, Class ARR, 1.09% (LIBOR03M+85bps), 1/15/28, Callable 1/15/21 @ 100 (a)(b)	3,927	3,886
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A, 2.13%, 10/10/42 (b)(c)	3,000	3,070
Voya CLO Ltd., Series 2019-4A, Class A1, 1.58% (LIBOR03M+134bps), 1/15/33, Callable 1/15/22 @ 100 (a)(b)	5,000	4,954
Voya CLO Ltd., Series 2020-1A, Class B1, 2.50% (LIBOR03M+220bps), 7/16/31, Callable 7/16/21 @ 100 (a)(b)	2,000	2,001
Voya CLO Ltd., Series 2018-3, Class B, 1.89% (LIBOR03M+165bps), 10/15/31, Callable 4/15/21 @ 100 (a)(b)	2,500	2,415
Voya CLO Ltd., Series 2017-1, Class A2, 1.82% (LIBOR03M+160bps), 4/17/30, Callable 1/17/21 @ 100 (a)(b)	3,000	2,902
Voya CLO Ltd., Series 2019-4A, Class B, 2.24% (LIBOR03M+200bps), 1/15/33, Callable 1/15/22 @ 100 (a)(b)	4,500	4,460
Voya CLO Ltd., Series 2015-3A, Class BR, 2.42% (LIBOR03M+220bps), 10/20/31, Callable 1/20/21 @ 100 (a)(b)	1,250	1,172
Voya CLO Ltd., Series 2013-2A, Class A1R, 1.18% (LIBOR03M+97bps), 4/25/31, Callable 1/25/21 @ 100 (a)(b)	8,750	8,551
Wells Fargo Commercial Mortgage Trust, Series 2018-AUS, Class A, 4.06%, 7/17/36 (b)(d)	4,200	4,544
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class B, 4.22%, 12/15/48 (d)	5,000	5,284
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class AS, 3.11%, 6/15/53	2,000	2,178
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class AS, 3.97%, 12/15/48	3,500	3,782
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.49%, 9/15/57, Callable 9/15/25 @ 100 (d)	2,000	2,202
WFRBS Commercial Mortgage Trust, Series 2011-C5, Class B, 5.66%, 11/15/44, Callable 10/15/21 @ 100 (b)(d)	5,348	5,517
WFRBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.17%, 2/15/44, Callable 12/15/20 @ 100 (b)(d)	6,000	6,005
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class XA, 1.53%, 12/15/45, Callable 12/15/22 @ 100 (b)(d)(e)	58,359	1,598
		736,253
Total Collateralized Mortgage Obligations (Cost $731,878)		736,253

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Preferred Stocks (1.0%)
Consumer Staples (0.6%):
CHS, Inc., cumulative redeemable, Series 2, 7.10% (LIBOR03M+429bps) (a)(f)	400,000	$10,976
Dairy Farmers of America, Inc., cumulative redeemable, 7.88% (b)(f)	150,000	13,349
		24,325
Financials (0.4%):
Citigroup Capital, cumulative redeemable, 6.58% (LIBOR03M+637bps), 10/30/40 (a)	87,500	2,398
CoBank ACB, 1.40% (b)(f)	2,000	1,240
Delphi Financial Group, Inc., 3.47% (LIBOR03M+319bps), 5/15/37 (a)(g)	369,987	7,030
U.S. Bancorp, non-cumulative, Series A (LIBOR03M+102bps) (f)(h)	5,000	4,370
		15,038
Total Preferred Stocks (Cost $40,358)		39,363

Convertible Corporate Bonds (0.0%)(i)
Energy (0.0%):
Whiting Petroleum Corp., 1.25%, 12/31/49 (g)(j)	2,500	—

Total Convertible Corporate Bonds (Cost $–)		—

Senior Secured Loans (3.8%)
Academy Ltd., 1st Lien Term Loan B, 5.00% (LIBOR01M+400bps), 7/2/22 (a)(c)	2,000	1,992
Allen Media LLC, Initial Term Loan,5.72% (LIBOR03M+550bps), 2/10/27 (a)	995	961
Alterra Mountain Co., Additional Term Loan, 5.50% (LIBOR01M+450bps), 5/13/26 (a)	3,978	3,938
AssuredPartners, Inc., Incremental Term Loan, 5.50% (LIBOR01M+450bps), 2/13/27 (a)(c)	2,993	2,972
Bass Pro Group LLC, Initial Term Loan, 5.75% (LIBOR03M+500bps), 12/16/23 (a)	4,481	4,463
Blackstone CQP Holdco LP, Initial Term Loan, 3.73% (LIBOR03M+350bps), 6/20/24 (a)	6,394	6,243
Buckeye Partners LP, Initial Term Loan, 2.90% (LIBOR01M+275bps), 12/16/26 (a)	1,990	1,950
California Resources Corp., 5.65% (LIBOR03M+475bps), 12/31/22 (a)	5,000	1,796
CenturyLink, Inc., Term B Loan , 2.40%, (LIBOR01M+225bps), 3/15/27 (a)	6,469	6,216
CITGO Petroleum Corp., Incremental Term B Loan, 6.00% (LIBOR06M+500bps), 3/22/24 (a)	1,440	1,341
Clear Channel Outdoor Holdings, Inc., Term B Loan, 3.67% (LIBOR03M+350bps), 11/25/26 (a)	2,958	2,687
ClubCorp Holdings, Inc., Term B Loan, 2.97% (LIBOR03M+275bps), 9/18/24 (a)	2	2
CNT Holdings I Corp., 10/16/27 (c) (p)	2,500	2,468
CNT Holdings III Corp., 1/22/23 (c) (p)	5,119	5,055
Delta Air Lines, Inc., Term Loan, 5.75% (LIBOR03M+475bps), 4/27/23 (a)(c)	3,994	3,971
Elanco Animal Health, Inc., Term Loan, 1.90% (LIBOR01M+175bps), 8/1/27 (a)	3,906	3,818
Endo International PLC, Initial Term Loan , 5.00% (LIBOR03M+425bps), 4/29/24 (a)	7,392	7,004
Graham Packaging Co., Inc. Initial Term Loan, 4.50% (LIBOR01M+375bps), 7/28/27 (a)	1,500	1,486
HCA, Inc., Term Loan B-12, 1.90%, (LIBOR01M+175bps), 3/13/25 (a)	1,995	1,982
HCA, Inc., 3/18/26 (p)	1,995	1,983
H-Food Holdings LLC, Initial Term Loan, 3.84% (LIBOR01M+369bps), 5/31/25 (a)	4,949	4,757

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
H-Food Holdings LLC, Incremental Term B-3 Loan, 6.00% (LIBOR01M+500bps), 5/31/25 (a)	499	494
HUB International Ltd., Incremental Term Loans, 5.00% (LIBOR03M+400bps), 4/25/25 (a)(c)	5,955	5,917
Mauser Packaging Solutions Holding Co., 1st Lien Term Loan B, 3.42% (LIBOR03M+325bps), 4/3/24 (a)	3,279	3,058
Mileage Plus Holdings LLC, Initial Term Loan, 6.25% (LIBOR03M+525bps), 6/20/27 (a)(c)	5,000	5,074
Sally Holdings LLC, Term B-2 Loan,4.50% (LIBOR+450bps), 7/5/24 (a)	3,240	3,224
Serta Simmons Bedding LLC, Initial Term Loans, 4.50% (LIBOR03M+350bps), 11/8/23 (a)	9,276	4,637
Skymiles IP Ltd., 9/16/27 (c)(p)	4,000	3,982
Skymiles IP Ltd., 9/16/27 (a)(c)(p)	2,000	1,990
Solera LLC, Term Loan USD, 2.90% (LIBOR01M+275bps), 3/3/23 (a)	6,387	6,206
Sophia LP, Closing Date Term Loans, 4.50% (LIBOR03M+375bps) 9/23/27 (c)	2,500	2,457
Sunshine Luxembourg VII S.A.R.L, Facility B1 Commitments, 5.25% (LIBOR06M+425bps), 10/2/26 (a)	5,955	5,889
The Boeing Co., 2/6/22 (c)(p)	4,000	3,913
The Ultimate Software Group, Inc., 2020 Incremental Term Loan, 4.75% (LIBOR03M+400bps), 5/3/26 (a)(c)	3,500	3,476
Versant Health Holdco, Inc., 12/1/24 (c)(p)	6,000	5,966
Vertical US Newco Inc., Facility B Loan, 4.57% (LIBOR06M+425bps), 6/30/27 (a)	2,500	2,461
Weber-Stephen Products LLC, 10/20/27 (c)(p)	2,000	1,979
Western Digital Corp., Term Loan A-1, 1.65% (LIBOR01M+150bps), 2/27/23 (a)	2,400	2,351
Whatabrands LLC, Term B Loan, 2.89% (LIBOR01M+275bps), 8/3/26 (a)	8,861	8,619
Zayo Group Holdings, Inc., Term Loan, 3.15% (LIBOR01M+300bps), 2/21/27 (a)	2,488	2,393
		141,171

Total Senior Secured Loans (Cost $147,025)		141,171

Corporate Bonds (38.5%)
Communication Services (1.7%):
Alphabet, Inc., 2.05%, 8/15/50, Callable 2/15/50 @ 100	3,000	2,723
AT&T, Inc.
2.75%, 6/1/31, Callable 3/1/31 @ 100	4,000	4,145
4.50%, 5/15/35, Callable 11/15/34 @ 100	10,000	11,670
3.30%, 2/1/52, Callable 8/1/51 @ 100	3,000	2,759
Cablevision Lightpath LLC, 3.88%, 9/15/27, Callable 9/15/23 @ 101.94 (b)	2,000	1,985
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31, Callable 7/1/25 @ 102.13 (b)	1,500	1,539
Comcast Corp., 4.20%, 8/15/34, Callable 2/15/34 @ 100	5,000	6,145
iHeartCommunications, Inc., 4.75%, 1/15/28, Callable 1/15/23 @ 102.38 (b)	2,500	2,402
Lamar Media Corp., 4.00%, 2/15/30, Callable 2/15/25 @ 102	500	504
Sprint Spectrum, 3.36%, 3/20/23 (b)	1,500	1,517
Sprint Spectrum Co. LLC, 5.15%, 9/20/29 (b)	5,000	5,830
T-Mobile USA, Inc., 2.55%, 2/15/31, Callable 11/15/30 @ 100 (b)	8,000	8,153
TripAdvisor, Inc., 7.00%, 7/15/25, Callable 7/15/22 @ 103.5 (b)	1,000	1,040
Verizon Communications, Inc., 4.50%, 8/10/33	10,000	12,432
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28, Callable 8/15/23 @ 103.88 (b)	1,000	965
Zayo Group Holdings, Inc., 4.00%, 3/1/27, Callable 3/1/21 @ 102 (b)	2,500	2,453
		66,262

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Consumer Discretionary (2.2%):
Asbury Automotive Group, Inc., 4.75%, 3/1/30, Callable 3/1/25 @ 102.38 (b)	$5,000	$5,159
AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	9,000	10,559
Booking Holdings, Inc., 4.63%, 4/13/30, Callable 1/13/30 @ 100	5,000	5,922
Boyd Gaming Corp., 4.75%, 12/1/27, Callable 12/1/22 @ 102.38	3,000	2,916
Choice Hotels International, Inc., 3.70%, 1/15/31, Callable 10/15/30 @ 100	8,000	8,334
Group 1 Automotive, Inc., 4.00%, 8/15/28, Callable 8/15/23 @ 102 (b)	3,500	3,504
Hasbro, Inc., 3.90%, 11/19/29, Callable 8/19/29 @ 100 (k)	6,000	6,460
International Game Technology PLC, 5.25%, 1/15/29, Callable 1/15/24 @ 102.63 (b)	2,500	2,490
Lear Corp., 3.50%, 5/30/30, Callable 2/28/30 @ 100	5,000	5,207
Lithia Motors, Inc., 4.38%, 1/15/31, Callable 10/15/25 @ 102.19 (b)	1,250	1,296
M/I Homes, Inc., 4.95%, 2/1/28, Callable 2/1/23 @ 103.71	1,737	1,809
Marriott International, Inc.
5.75%, 5/1/25, Callable 4/1/25 @ 100 (k)	1,227	1,366
4.63%, 6/15/30, Callable 3/15/30 @ 100	5,000	5,337
3.50%, 10/15/32, Callable 7/15/32 @ 100	10,000	9,901
NCL Corp. Ltd.
12.25%, 5/15/24, Callable 2/15/24 @ 100 (b)	500	549
10.25%, 2/1/26, Callable 8/1/23 @ 105.13 (b)	500	515
NVR, Inc., 3.00%, 5/15/30, Callable 11/15/29 @ 100	3,000	3,208
Sotheby's, 7.38%, 10/15/27, Callable 10/15/22 @ 103.69 (b)(h)	375	383
Starbucks Corp., 2.55%, 11/15/30, Callable 8/15/30 @ 100	3,000	3,162
Vanderbilt University Medical Center, 4.17%, 7/1/37, Callable 1/1/37 @ 100	1,445	1,747
Volkswagen Group of America Finance LLC
3.20%, 9/26/26, Callable 7/26/26 @ 100 (b)	1,184	1,293
3.75%, 5/13/30 (b)	3,000	3,390
		84,507

Consumer Staples (0.8%):
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 4/15/38, Callable 10/15/37 @ 100	5,000	5,872
BAT Capital Corp., 4.39%, 8/15/37, Callable 2/15/37 @ 100	1,000	1,072
Bunge Ltd. Finance Corp., 3.25%, 8/15/26, Callable 5/15/26 @ 100	4,000	4,307
Kraft Heinz Foods Co., 4.63%, 10/1/39, Callable 4/1/39 @ 100 (b)	5,000	5,372
Smithfield Foods, Inc.
4.25%, 2/1/27, Callable 11/1/26 @ 100 (b)	4,000	4,361
5.20%, 4/1/29, Callable 1/1/29 @ 100 (b)	5,167	5,998
Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	2,500	3,192
		30,174

Energy (6.0%):
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 5/1/25, Callable 12/10/20 @ 105.63 (b)	3,000	2,117
Boardwalk Pipelines LP
4.95%, 12/15/24, Callable 9/15/24 @ 100	4,000	4,356
4.45%, 7/15/27, Callable 4/15/27 @ 100	17,000	18,171
Buckeye Partners LP
4.35%, 10/15/24, Callable 7/15/24 @ 100	2,500	2,446
3.95%, 12/1/26, Callable 9/1/26 @ 100	6,000	5,569
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (b)	6,727	7,478
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29, Callable 5/18/29 @ 100	5,000	5,224
Chevron Phillips Chemical Co. LLC, 3.40%, 12/1/26, Callable 9/1/26 @ 100 (b)	5,000	5,515

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (k)	$1,500	$1,427
DCP Midstream Operating LP, 5.85% (LIBOR03M+385bps), 5/21/43, Callable 5/21/23 @ 100 (a)(b)	5,000	3,703
Diamondback Energy, Inc., 3.50%, 12/1/29, Callable 9/1/29 @ 100	4,500	4,473
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100 (h)	3,000	2,692
Energy Transfer Operating LP
7.12% (H15T5Y+531bps), Callable 5/15/30 @ 100 (a)(f)	7,010	5,727
2.90%, 5/15/25, Callable 4/15/25 @ 100	5,000	5,046
3.27% (LIBOR03M+302bps), 11/1/66, Callable 12/10/20 @ 100 (a)	5,000	2,574
EnLink Midstream LLC, 5.38%, 6/1/29, Callable 3/1/29 @ 100	3,000	2,570
Enterprise Products Operating LLC, 3.20%, 2/15/52, Callable 8/15/51 @ 100	7,000	6,487
EQT Corp., 3.00%, 10/1/22, Callable 9/1/22 @ 100	3,000	2,998
EQT Midstream Partners LP
4.13%, 12/1/26, Callable 9/1/26 @ 100	3,000	2,859
5.50%, 7/15/28, Callable 4/15/28 @ 100	4,000	4,053
Gray Oak Pipeline LLC, 3.45%, 10/15/27, Callable 8/15/27 @ 100 (b)	3,333	3,382
Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100 (k)	4,305	4,460
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28, Callable 11/1/23 @ 103.13 (b)	10,000	9,179
HollyFrontier Corp., 2.63%, 10/1/23	3,000	2,972
Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100	5,000	4,910
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (b)	15,000	14,998
MPLX LP, 4.00%, 2/15/25, Callable 11/15/24 @ 100	6,500	7,070
National Oilwell Varco, Inc., 3.60%, 12/1/29, Callable 9/1/29 @ 100	3,000	2,848
Newfield Exploration Co., 5.38%, 1/1/26, Callable 10/1/25 @ 100	5,500	5,170
Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	6,955	7,627
NuStar Logistics LP
4.75%, 2/1/22, Callable 11/1/21 @ 100	3,000	3,000
5.75%, 10/1/25, Callable 7/1/25 @ 100	1,000	1,007
Occidental Petroleum Corp.
8.00%, 7/15/25, Callable 4/15/25 @ 100 (h)	2,500	2,438
3.50%, 8/15/29, Callable 5/15/29 @ 100	2,093	1,510
ONEOK, Inc.
4.35%, 3/15/29, Callable 12/15/28 @ 100	3,917	4,090
3.10%, 3/15/30, Callable 12/15/29 @ 100	5,000	4,808
Phillips 66 Partners LP, 3.55%, 10/1/26, Callable 7/1/26 @ 100	5,000	5,298
Pioneer Natural Resources Co., 1.90%, 8/15/30, Callable 5/15/30 @ 100	5,000	4,682
Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100 (b)	16,460	16,090
Sabal Trail Transmission LLC, 4.68%, 5/1/38, Callable 11/1/37 @ 100 (b)	5,000	5,742
Sabine Pass Liquefaction LLC, 4.50%, 5/15/30, Callable 11/15/29 @ 100 (b)	3,000	3,365
Tallgrass Energy Partners LP/Tallgrass Energy Finance, 5.50%, 1/15/28, Callable 1/15/23 @ 102.75 (b)	2,936	2,699
Transocean Pontus Ltd., 6.13%, 8/1/25, Callable 8/1/21 @ 104.59 (b)	520	462
Viper Energy Partners LP, 5.38%, 11/1/27, Callable 11/1/22 @ 102.69 (b)	6,000	6,121
Western Midstream Operating LP, 3.10%, 2/1/25, Callable 1/1/25 @ 100	3,365	3,181
		222,594

Financials (12.4%):
Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100	5,000	5,531

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
American Equity Investment Life Holding Co., 5.00%, 6/15/27, Callable 3/15/27 @ 100	$4,000	$4,468
American International Group, Inc., 8.17% (LIBOR03M+420bps), 5/15/68, Callable 5/15/38 @ 100 (a)	2,000	2,861
Apollo Management Holdings LP, 2.65%, 6/5/30, Callable 3/5/30 @ 100 (b)	10,000	9,913
Ares Capital Corp., 4.20%, 6/10/24, Callable 5/10/24 @ 100	2,000	2,086
Associated Bancorp, 4.25%, 1/15/25, Callable 10/15/24 @ 100	10,000	10,623
Assurant, Inc.
4.90%, 3/27/28, Callable 12/27/27 @ 100	1,500	1,674
3.70%, 2/22/30, Callable 11/22/29 @ 100	5,000	5,258
Athene Global Funding, 2.45%, 8/20/27 (b)	5,000	5,076
Athene Holding Ltd., 6.15%, 4/3/30, Callable 1/3/30 @ 100	3,000	3,585
AXA Equitable Holdings, Inc., 4.35%, 4/20/28, Callable 1/20/28 @ 100	7,000	8,038
Banc of California, Inc., 5.25%, 4/15/25, Callable 1/15/25 @ 100	10,000	10,587
BancorpSouth Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (a)	4,286	4,322
BankUnited, Inc.
4.88%, 11/17/25, Callable 8/17/25 @ 100	5,000	5,647
5.13%, 6/11/30, Callable 3/11/30 @ 100	2,000	2,184
BOKF Merger Corp., 5.62% (LIBOR03M+317bps), 6/25/30, Callable 6/25/25 @ 100 (a)	4,750	4,989
Capital One Financial Corp.
3.75%, 3/9/27, Callable 2/9/27 @ 100	1,000	1,118
3.65%, 5/11/27, Callable 4/11/27 @ 100	3,000	3,333
Citizens Financial Group, Inc.
4.15%, 9/28/22 (b)	15,000	15,857
2.64%, 9/30/32, Callable 7/2/32 @ 100 (b)	5,500	5,520
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100	2,000	2,214
DAE Funding LLC, 4.50%, 8/1/22, Callable 12/10/20 @ 101.13 (b)	1,898	1,913
Discover Bank, 4.68% (USSW5+173bps), 8/9/28, Callable 8/9/23 @ 100 (a)	5,000	5,244
Eagle Bancorp, Inc., 5.00% (LIBOR03M+385bps), 8/1/26, Callable 8/1/21 @ 100 (a)	10,000	10,077
First Citizens Bancshare, Inc., 3.37% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (a)	3,000	2,994
First Financial Bancorp, 5.13%, 8/25/25	5,000	4,994
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	3,000	3,381
First Midwest Bancorp, Inc., 5.88%, 9/29/26, Callable 8/29/26 @ 100	5,000	5,604
FirstMerit Bank NA, 4.27%, 11/25/26	5,000	5,730
Five Corners Funding Trust II, 2.85%, 5/15/30, Callable 2/15/30 @ 100 (b)	3,000	3,232
FNB Corp., 2.20%, 2/24/23, Callable 1/24/23 @ 100	3,175	3,197
Ford Motor Credit Co. LLC
5.09%, 1/7/21	2,000	2,010
4.13%, 8/17/27, Callable 6/17/27 @ 100	3,750	3,695
5.11%, 5/3/29, Callable 2/3/29 @ 100	9,555	9,924
Fulton Financial Corp., 4.50%, 11/15/24 (h)	10,000	11,031
General Motors Financial Co., Inc., 4.35%, 1/17/27, Callable 10/17/26 @ 100	5,000	5,478
Glencore Funding LLC, 2.50%, 9/1/30, Callable 6/1/30 @ 100 (b)	7,500	7,288
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (b)	8,572	8,948
Hilltop Holdings, Inc., 5.00%, 4/15/25, Callable 1/15/25 @ 100	5,000	5,138
ILFC E-Capital Trust I, 2.98%, 12/21/65, Callable 12/10/20 @ 100 (b)(l)	6,225	3,237
JPMorgan Chase & Co.
4.60% (SOFR+313bps), Callable 2/1/25 @ 100 (a)(f)	3,333	3,278
2.96% (SOFR+252bps), 5/13/31, Callable 5/13/30 @ 100 (a)(k)	3,000	3,209

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Kemper Corp., 4.35%, 2/15/25, Callable 11/15/24 @ 100	$5,000	$5,490
KeyBank NA, 3.90%, 4/13/29	5,000	5,662
KeyCorp, 2.25%, 4/6/27, MTN	2,000	2,103
KeyCorp Capital II, 6.88%, 3/17/29 (h)	750	914
KKR Group Finance Co. VIII LLC, 3.50%, 8/25/50, Callable 2/25/50 @ 100 (b)	3,000	3,031
LegacyTexas Financial Group, Inc., 5.50% (LIBOR03M+389bps), 12/1/25, Callable 12/1/20 @ 100 (a)	5,000	4,999
Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100 (b)	6,500	7,013
Lincoln National Corp., 2.64% (LIBOR03M+236bps), 5/17/66, Callable 11/25/20 @ 100 (a)	5,018	3,591
Main Street Capital Corp., 4.50%, 12/1/22	5,000	5,176
MB Financial Bank NA, 4.00% (LIBOR03M+187bps), 12/1/27, Callable 12/1/22 @ 100 (a)	7,717	7,722
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100	5,350	5,790
MetLife, Inc., 9.25%, 4/8/68, Callable 4/8/33 @ 100 (b)	5,000	7,536
Nationwide Mutual Insurance Co., 2.54% (LIBOR03M+229bps), 12/15/24, Callable 12/10/20 @ 100 (a)(b)	10,235	10,211
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (a)	4,000	4,049
OneBeacon U.S. Holdings, Inc., 4.60%, 11/9/22	10,025	10,486
People's United Bank NA, 4.00%, 7/15/24, Callable 4/16/24 @ 100	9,000	9,666
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100 (b)	5,000	5,818
PNC Bank NA, 2.70%, 10/22/29	3,500	3,748
PPL Capital Funding, Inc., 2.89% (LIBOR03M+267bps), 3/30/67, Callable 12/10/20 @ 100 (a)	4,000	3,161
ProAssurance Corp., 5.30%, 11/15/23	9,864	10,533
Prudential Financial, Inc.
5.87% (LIBOR03M+418bps), 9/15/42, Callable 9/15/22 @ 100	3,000	3,172
3.70%, 10/1/50, Callable 7/1/30 @ 100 (a)	2,000	2,048
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100 (a)(f)	2,000	2,141
Santander Holdings USA, Inc.
3.45%, 6/2/25, Callable 5/2/25 @ 100	3,000	3,233
4.40%, 7/13/27, Callable 4/14/27 @ 100	12,818	14,271
SL Green Operating Partnership LP, 3.25%, 10/15/22, Callable 9/15/22 @ 100	4,444	4,536
Sterling National Bank, 5.25% (LIBOR03M+394bps), 4/1/26, Callable 4/1/21 @ 100 (a)	5,000	5,043
TCF National Bank
4.60%, 2/27/25	5,000	5,219
4.12% (LIBOR03M+238bps), 7/2/29, Callable 7/2/24 @ 100 (a)	5,000	4,892
Texas Capital Bank NA, 5.25%, 1/31/26	10,225	10,708
The Allstate Corp., 5.75% (LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (a)	10,000	10,620
The Hartford Financial Services Group, Inc., 2.41% (LIBOR03M+213bps), 2/12/67, Callable 12/10/20 @ 100 (a)(b)	10,000	8,738
TIAA FSB Holdings, Inc., 5.75%, 7/2/25, Callable 6/2/25 @ 100	10,000	10,428
Towne Bank, 1.91% (LIBOR03M+255bps), 7/30/27, Callable 7/30/22 @ 100 (a)	4,643	4,671
Truist Bank
0.95% (LIBOR03M+67bps), 5/15/27, Callable 12/10/20 @ 100 (a)	5,000	4,699
2.25%, 3/11/30, Callable 12/11/29 @ 100	6,000	6,164
Truist Financial Corp., 5.10% (H15T10Y+435bps), Callable 3/1/30 @ 100 (a)(f)	7,000	7,649
Wells Fargo & Co., 2.57% (LIBOR03M+100bps), 2/11/31, MTN, Callable 2/11/30 @ 100 (a)	5,000	5,209

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Wintrust Financial Corp., 5.00%, 6/13/24	$3,500	$3,763
		458,389

Health Care (3.4%):
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100 (b)(k)	8,000	8,805
Bausch Health Cos., Inc., 6.25%, 2/15/29, Callable 2/15/24 @ 103.13 (b)	3,500	3,606
Bayer U.S. Finance II LLC
2.85%, 4/15/25, Callable 1/15/25 @ 100 (b)	4,405	4,613
4.63%, 6/25/38, Callable 12/25/37 @ 100 (b)	5,000	5,845
Baylor Scott & White Holdings, 2.65%, 11/15/26, Callable 8/15/26 @ 100	5,000	5,294
Bon Secours Charity Health System, Inc., 5.25%, 11/1/25	5,000	5,648
Boston Medical Center Corp., 3.91%, 7/1/28	3,000	3,381
CIGNA Corp., 2.40%, 3/15/30, Callable 12/15/29 @ 100	5,000	5,184
CVS Health Corp.
3.25%, 8/15/29, Callable 5/15/29 @ 100 (k)	2,500	2,736
1.75%, 8/21/30, Callable 5/21/30 @ 100	3,000	2,919
4.88%, 7/20/35, Callable 1/20/35 @ 100	5,000	6,244
CVS Pass-Through Trust, 5.93%, 1/10/34 (b)	7,462	8,719
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	8,000	8,671
Eastern Maine Healthcare Systems, 3.71%, 7/1/26	13,720	14,096
Fresenius Medical Care U.S. Finance III, Inc., 3.75%, 6/15/29, Callable 3/15/29 @ 100 (b)	3,000	3,309
Mednax, Inc., 6.25%, 1/15/27, Callable 1/15/22 @ 104.69 (b)	4,000	4,126
Mylan, Inc., 4.55%, 4/15/28, Callable 1/15/28 @ 100	4,778	5,551
Premier Health Partners, 2.91%, 11/15/26, Callable 5/15/26 @ 100	6,595	6,377
Quest Diagnostics, Inc., 2.95%, 6/30/30, Callable 3/30/30 @ 100	5,000	5,426
Regeneron Pharmaceuticals, Inc., 2.80%, 9/15/50, Callable 3/15/50 @ 100	5,000	4,684
SSM Health Care Corp., 3.82%, 6/1/27, Callable 3/1/27 @ 100	4,000	4,414
Tenet Healthcare Corp., 4.63%, 6/15/28, Callable 6/15/23 @ 102.31 (b)	3,278	3,338
Universal Health Services, Inc., 2.65%, 10/15/30, Callable 7/15/30 @ 100 (b)	6,667	6,648
		129,634

Industrials (5.1%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100 (c)	3,000	2,930
Air Lease Corp., 3.63%, 12/1/27, Callable 9/1/27 @ 100	5,000	4,980
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100	5,000	4,712
Alaska Airlines Pass Through Trust, 4.80%, 2/15/29 (b)	6,000	6,307
American Airlines Pass Through Trust
4.00%, 1/15/27	5,447	4,116
3.60%, 4/15/31	1,729	1,351
Ashtead Capital, Inc.
5.25%, 8/1/26, Callable 8/1/21 @ 103.94 (b)	2,500	2,647
4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (b)	1,615	1,723
Aviation Capital Group LLC, 5.50%, 12/15/24, Callable 11/15/24 @ 100 (b)	5,000	5,207
British Airways Pass Through Trust
4.63%, 12/20/25 (b)	9,824	9,430
3.35%, 12/15/30 (b)	2,447	2,018
Continental Airlines Pass Through Trust, 4.15%, 10/11/25	6,939	6,833
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (b)	4,000	4,115
Delta Air Lines Pass Through Trust, 2.50%, 12/10/29	5,000	4,584
Delta Air Lines, Inc.
7.00%, 5/1/25 (b)	500	546
7.38%, 1/15/26, Callable 12/15/25 @ 100	1,071	1,102
Delta Air Lines, Inc./Skymiles IP Ltd., 4.75%, 10/20/28 (b)	12,032	12,308

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25 (b)	$2,778	$2,819
FedEx Corp., 3.90%, 2/1/35	5,000	5,843
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (b)	5,000	5,435
Hawaiian Airlines Pass Through Certificates, 3.90%, 7/15/27 (h)	6,547	5,161
Howmet Aerospace, Inc., 6.88%, 5/1/25, Callable 4/1/25 @ 100 (k)	806	896
JetBlue Pass Through Trust, 7.75%, 5/15/30	5,000	5,173
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100	5,400	5,866
Korn Ferry, 4.63%, 12/15/27, Callable 12/15/22 @ 102.31 (b)	1,560	1,582
Lincoln Center for the Performing Arts, Inc., 3.71%, 12/1/35, Callable 9/1/35 @ 100	1,475	1,562
Molex Electronic Technologies LLC, 3.90%, 4/15/25, Callable 1/15/25 @ 100 (b)	5,000	5,131
Pentair Finance S.A.R.L, 4.50%, 7/1/29, Callable 4/1/29 @ 100	3,106	3,575
Southwest Airlines Co., 5.13%, 6/15/27, Callable 4/15/27 @ 100	10,000	11,118
Spirit Aerosystems, Inc., 4.60%, 6/15/28, Callable 3/15/28 @ 100	2,000	1,663
Spirit Aerosysytems, Inc., 7.50%, 4/15/25, Callable 4/15/22 @ 103.75 (b)	1,187	1,198
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25, Callable 9/20/23 @ 104 (b)	1,375	1,458
The Boeing Co.
5.15%, 5/1/30, Callable 2/1/30 @ 100	17,500	19,454
3.63%, 2/1/31, Callable 11/1/30 @ 100	5,000	4,982
5.81%, 5/1/50, Callable 11/1/49 @ 100	3,000	3,525
The Timken Co., 4.50%, 12/15/28, Callable 9/15/28 @ 100	5,658	6,329
U.S. Airways (INS - MBIA Insurance Corp.), 7.08%, 9/20/22	261	250
U.S. Airways Pass Through Trust
6.25%, 10/22/24	1,933	1,730
7.13%, 4/22/25	1,295	1,097
3.95%, 5/15/27	6,168	5,037
United Airlines Pass Through Trust
4.63%, 3/3/24	3,747	3,482
4.30%, 2/15/27	3,514	3,360
3.50%, 11/1/29	5,000	3,876
		186,511

Information Technology (1.6%):
Amphenol Corp., 2.80%, 2/15/30, Callable 11/15/29 @ 100	2,000	2,186
Apple, Inc., 2.40%, 8/20/50, Callable 6/20/50 @ 100	5,000	4,872
Broadcom, Inc.
5.00%, 4/15/30, Callable 1/15/30 @ 100	5,000	5,887
4.30%, 11/15/32, Callable 8/15/32 @ 100	5,000	5,716
Dell International LLC/EMC Corp., 5.30%, 10/1/29, Callable 7/1/29 @ 100 (b)	3,000	3,478
Fiserv, Inc., 3.50%, 7/1/29, Callable 4/1/29 @ 100 (k)	3,500	3,938
Global Payments, Inc., 3.20%, 8/15/29, Callable 5/15/29 @ 100	7,000	7,594
HP, Inc., 3.40%, 6/17/30, Callable 3/17/30 @ 100	4,000	4,257
Jabil, Inc., 3.95%, 1/12/28, Callable 10/12/27 @ 100	4,000	4,371
Keysight Technologies, Inc.
4.60%, 4/6/27, Callable 1/6/27 @ 100	2,604	3,031
3.00%, 10/30/29, Callable 7/30/29 @ 100	2,632	2,847
Sabre GLBL, Inc., 7.38%, 9/1/25, Callable 9/1/22 @ 103.69 (b)	4,000	4,075
ServiceNow, Inc., 1.40%, 9/1/30, Callable 6/1/30 @ 100	3,000	2,899
Switch Ltd., 3.75%, 9/15/28, Callable 9/15/23 @ 101.88 (b)	1,000	1,005
VMware, Inc.
3.90%, 8/21/27, Callable 5/21/27 @ 100	5,000	5,527
4.70%, 5/15/30, Callable 2/15/30 @ 100	3,000	3,549
		65,232

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Materials (1.1%):
Cabot Corp., 4.00%, 7/1/29, Callable 4/1/29 @ 100	$3,000	$3,157
CF Industries, Inc., 4.50%, 12/1/26 (b)	3,000	3,516
Huntsman International LLC, 4.50%, 5/1/29, Callable 2/1/29 @ 100	4,000	4,481
LYB International Finance III LLC, 3.38%, 5/1/30, Callable 2/1/30 @ 100	4,000	4,353
Mosaic Co., 5.45%, 11/15/33, Callable 5/15/33 @ 100 (k)	1,500	1,761
Reliance Steel & Aluminum Co., 2.15%, 8/15/30, Callable 5/15/30 @ 100	3,000	2,977
Southern Copper Corp., 3.88%, 4/23/25	2,000	2,211
Vulcan Materials Co., 3.50%, 6/1/30, Callable 3/1/30 @ 100	10,000	11,225
Westlake Chemical Corp., 3.60%, 8/15/26, Callable 5/15/26 @ 100	5,000	5,489
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 (k)	5,000	5,336
		44,506

Real Estate (2.6%):
Alexandria Real Estate Equities, Inc., 2.75%, 12/15/29, Callable 9/15/29 @ 100	4,000	4,289
American Tower Corp., 3.95%, 3/15/29, Callable 12/15/28 @ 100	2,000	2,285
Boston Properties LP, 2.90%, 3/15/30, Callable 12/15/29 @ 100	10,000	10,398
Columbia Property Trust Operating Partnership, 3.65%, 8/15/26, Callable 5/15/26 @ 100	6,500	6,664
Crown Castle International Corp.
4.30%, 2/15/29, Callable 11/15/28 @ 100	4,000	4,649
3.30%, 7/1/30, Callable 4/1/30 @ 100	2,000	2,185
Federal Realty Investment Trust, 3.50%, 6/1/30, Callable 3/1/30 @ 100	3,000	3,252
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/30, Callable 10/15/29 @ 100	8,476	8,839
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	8,143	7,809
Hudson Pacific Properties LP, 3.95%, 11/1/27, Callable 8/1/27 @ 100	5,000	5,390
Keenan Development Associates of Tennessee LLC (INS - XL Capital Assurance), 5.02%, 7/15/28 (b)	351	373
Kilroy Realty LP, 2.50%, 11/15/32, Callable 8/15/32 @ 100	5,000	4,871
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.63%, 6/15/25, Callable 3/15/25 @ 100 (b)	2,000	2,036
Nationwide Health Properties, Inc., 6.90%, 10/1/37, MTN	2,000	2,446
Office Properties Income Trust, 4.00%, 7/15/22, Callable 6/15/22 @ 100	5,000	5,035
Physicians Realty LP, 4.30%, 3/15/27, Callable 12/15/26 @ 100	6,500	6,920
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	3,000	3,277
SBA Tower Trust, 2.33%, 7/15/52 (b)	3,000	3,089
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06 (b)	3,000	3,037
Washington Real Estate Investment Trust, 3.95%, 10/15/22, Callable 7/15/22 @ 100	5,000	5,174
		92,018

Utilities (1.6%):
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	1,500	1,707
Cleco Corporate Holdings LLC, 3.74%, 5/1/26, Callable 2/1/26 @ 100	10,000	10,562
Duquesne Light Holdings, Inc.
5.90%, 12/1/21 (b)	2,500	2,623
3.62%, 8/1/27, Callable 5/1/27 @ 100 (b)	13,000	13,955
Entergy Corp., 2.80%, 6/15/30, Callable 3/15/30 @ 100 (h)	3,000	3,231
ITC Holdings Corp., 3.35%, 11/15/27, Callable 8/15/27 @ 100	3,750	4,141
National Fuel Gas Co., 3.95%, 9/15/27, Callable 6/15/27 @ 100	4,000	4,036
Southern Star Central Corp., 5.13%, 7/15/22, Callable 12/10/20 @ 100 (b)	2,000	2,000
Spire, Inc., 3.54%, 2/27/24, Callable 12/27/23 @ 100	2,270	2,378

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Vistra Operations Co. LLC, 4.30%, 7/15/29, Callable 4/15/29 @ 100(b)	$12,000	$13,030
WEC Energy Group, Inc., 2.39% (LIBOR03M+211bps), 5/15/67, Callable 12/10/20 @ 100 (a)	4,500	3,615
		61,278

Total Corporate Bonds (Cost $1,367,811)		1,441,105

Yankee Dollar (7.9%)
Consumer Discretionary (0.2%):
IHO Verwaltungs GmbH PIK, 6.38%, 5/15/29, Callable 5/15/24 @ 103.19 (b) (o)	3,785	4,022
International Game Technology PLC, 6.25%, 1/15/27, Callable 7/15/26 @ 100 (b)	2,000	2,125
		6,147

Consumer Staples (0.7%):
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	5,000	5,364
Bacardi Ltd., 2.75%, 7/15/26, Callable 4/15/26 @ 100 (b)	4,000	4,163
Becle SAB de CV, 3.75%, 5/13/25 (b)	10,000	10,706
Imperial Brands Finance PLC
4.25%, 7/21/25, Callable 4/21/25 @ 100 (b)	3,000	3,336
3.50%, 7/26/26, Callable 5/26/26 @ 100 (b)	5,000	5,414
		28,983

Energy (0.3%):
Aker BP ASA
4.75%, 6/15/24, Callable 6/15/21 @ 102.38 (b)	2,494	2,562
2.88%, 1/15/26, Callable 12/15/25 @ 100 (b)	2,188	2,169
Canadian National Resources, 3.85%, 6/1/27, Callable 3/1/27 @ 100	5,000	5,293
Equinor ASA, 3.13%, 4/6/30, Callable 1/6/30 @ 100	3,000	3,310
Transocean Guardian Ltd., 5.88%, 1/15/24, Callable 7/15/21 @ 102.94 (b)	780	483
Transocean Poseidon Ltd., 6.88%, 2/1/27, Callable 2/1/22 @ 105.16 (b)	1,500	1,129
Transocean Sentry Ltd., 5.38%, 5/15/23, Callable 5/16/21 @ 102.67 (b)	1,500	937
		15,883

Financials (4.0%):
ABN AMRO Bank NV, 4.75%, 7/28/25 (b)	5,000	5,676
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25, Callable 7/29/25 @ 100	5,000	5,365
Athene Holding Ltd., 4.13%, 1/12/28, Callable 10/12/27 @ 100	5,000	5,428
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (b)	2,143	2,406
Bank of Montreal, 3.80% (USSW5+143bps), 12/15/32, Callable 12/15/27 @ 100 (a)	3,750	4,150
Barclays PLC, 3.56% (H15T5Y+3bps), 9/23/35, Callable 9/23/30 @ 100 (a)	3,000	2,973
BNP Paribas SA
4.38%, 5/12/26 (b)	5,000	5,623
4.63%, 3/13/27 (b)	3,000	3,404
BP Capital Markets PLC, 4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100 (a)(f)	5,000	5,203
Brookfield Finance, Inc.
4.35%, 4/15/30, Callable 1/15/30 @ 100	7,500	8,789
3.50%, 3/30/51, Callable 9/30/50 @ 100 (h)	4,000	3,956
Credit Suisse Group AG, 4.19% (SOFR+373bps), 4/1/31, Callable 4/1/30 @ 100 (a)(b)	2,000	2,297

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Danske Bank A/S, 3.24% (LIBOR03M+159bps), 12/20/25, Callable 12/20/24 @ 100 (a)(b)	$3,500	$3,711
Element Fleet Management Corp., 3.85%, 6/15/25, Callable 5/15/25 @ 100 (b)	3,000	3,161
Enel Finance International NV, 3.63%, 5/25/27 (b)	4,000	4,436
HSBC Holdings PLC, 3.90%, 5/25/26	3,000	3,354
Lloyds Banking Group PLC, 3.57% (LIBOR03M+121bps), 11/7/28, Callable 11/7/27 @ 100 (a)	5,000	5,498
Nationwide Building Society, 4.00%, 9/14/26 (b)	5,000	5,425
Natwest Group PLC, 3.07% (H15T1Y+255bps), 5/22/28, Callable 5/22/27 @ 100 (a)	3,000	3,176
QBE Capital Funding III Ltd., 7.25% (USSW10+405bps), 5/24/41, Callable 5/24/21 @ 100 (a)(b)	10,056	10,348
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	9,000	9,852
5.08% (LIBOR03M+191bps), 1/27/30, Callable 1/27/29 @ 100 (a)	2,000	2,388
Santander UK PLC, 5.00%, 11/7/23 (b)	4,221	4,623
Silversea Cruise Finance Ltd., 7.25%, 2/1/25, Callable 11/20/20 @ 105.44 (b)(k)	11,000	11,057
Societe Generale SA, 3.88%, 3/28/24 (b)	5,000	5,397
Standard Chartered PLC, 4.87% (LIBOR03M+197bps), 3/15/33, Callable 3/15/28 @ 100 (a)(b)	7,500	8,124
Westpac Banking Corp., 4.11% (H15T5Y+200bps), 7/24/34, Callable 7/24/29 @ 100 (a)	9,000	10,033
		145,853

Health Care (0.1%):
Mylan NV, 3.75%, 12/15/20, Callable 12/10/20 @ 100	514	515
Royalty Pharma PLC, 2.20%, 9/2/30, Callable 6/2/30 @ 100 (b)	3,333	3,291
		3,806

Industrials (1.5%):
Air Canada Pass Through Trust
5.38%, 11/15/22 (b)	2,503	2,260
3.88%, 9/15/24 (b)	6,242	5,208
4.13%, 11/15/26 (b)	6,900	6,251
3.75%, 6/15/29 (b)	4,843	4,646
Ashtead Capital, Inc., 4.13%, 8/15/25, Callable 11/25/20 @ 103.09 (b)	2,500	2,566
Avolon Holdings Funding Ltd., 3.25%, 2/15/27, Callable 12/15/26 @ 100 (b)	2,550	2,327
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100 (b)	5,000	5,577
CK Hutchison International Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100 (b)	4,000	4,242
Heathrow Funding Ltd., 4.88%, 7/15/21 (b)	7,254	7,420
Latam Airlines Pass Through Trust, 4.20%, 8/15/29	2,615	2,249
Rolls-Royce PLC, 5.75%, 10/15/27, Callable 7/15/27 @ 100 (b)	2,333	2,362
Sydney Airport Finance Co. Pty Ltd., 3.63%, 4/28/26, Callable 1/28/26 @ 100 (b)	2,000	2,151
		47,259

Materials (0.6%):
Anglo American Capital PLC, 4.00%, 9/11/27 (b)	2,000	2,214
CCL Industries, Inc., 3.25%, 10/1/26, Callable 7/1/26 @ 100 (b)	7,500	7,941
Teck Resources Ltd.
3.75%, 2/1/23, Callable 11/1/22 @ 100	5,000	5,093
6.13%, 10/1/35	3,000	3,482
Yara International ASA, 3.80%, 6/6/26, Callable 3/6/26 @ 100 (b)	4,000	4,458
		23,188

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust, 4.13%, 2/1/29, Callable 11/1/28 @ 100 (b)	$4,167	$4,685

Sovereign Bond (0.1%):
Bermuda Government International Bond, 2.38%, 8/20/30, Callable 5/20/30 @ 100 (b)	3,000	3,073
Korea International Bond, 1.00%, 9/16/30	1,000	974
		4,047

Utilities (0.3%):
Comision Federal de Electricidad, 4.75%, 2/23/27 (b)	5,000	5,472
Empresa Electrica Cochrane SpA, 5.50%, 5/14/27 (b)	2,395	2,438
Fortis, Inc., 3.06%, 10/4/26, Callable 7/4/26 @ 100	3,192	3,482
Infraestructura Energetica Nova SAB de CV, 3.75%, 1/14/28 (b)	5,000	4,994
		16,386

Total Yankee Dollar (Cost $280,553)		296,237

Municipal Bonds (5.4%)
Alabama (0.1%):
Auburn University Revenue, Series C, 1.85%, 6/1/31, Continuously Callable @100	750	740
City of Trussville AL, GO, Series B, 1.78%, 10/1/31, Continuously Callable @100	1,000	988
The Water Works Board of The City of Birmingham Revenue, 2.60%, 1/1/27	2,000	2,165
		3,893
Arizona (0.2%):
City of Phoenix Civic Improvement Corp. Revenue
2.37%, 7/1/25	1,500	1,524
1.59%, 7/1/29	2,000	1,969
1.84%, 7/1/31, Continuously Callable @100	1,000	980
The University of Arizona Revenue, Series A, 1.82%, 6/1/30	3,070	3,031
		7,504
California (0.2%):
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 3.23%, 8/1/27	5,000	5,458

Colorado (0.1%):
City & County of Denver Co. Airport System Revenue, Series C, 2.52%, 11/15/32, Continuously Callable @100	5,000	4,953
Park Creek Metropolitan District Revenue
Series B, 2.89%, 12/1/27	660	701
Series B, 2.99%, 12/1/28	1,000	1,066
		6,720
Connecticut (0.1%):
Connecticut State Development Authority Revenue, 5.50%, 4/1/21	3,000	3,052
State of Connecticut, GO, Series A, 2.42%, 7/1/27	1,000	1,059
		4,111
District of Columbia (0.0%):(i)
District of Columbia Revenue
2.25%, 4/1/27	800	826
2.68%, 4/1/31	1,500	1,550
		2,376

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Florida (0.2%):
City of Gainesville Florida Revenue, 2.04%, 10/1/30	$2,500	$2,480
County of Miami-Dade Florida Transit System Revenue, Build America Bond, Series B, 4.59%, 7/1/21	3,300	3,384
		5,864
Georgia (0.7%):
Appling County Development Authority Revenue (NBGA - Southern Co.), 0.18%, 9/1/41, Continuously Callable @100 (l)	10,000	10,000
The Burke County Development Authority Revenue (NBGA - Southern Co.), 0.15%, 11/1/52, Continuously Callable @100	15,900	15,900
		25,900
Hawaii (0.5%):
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series A2, 3.24%, 1/1/31	14,618	15,601

Illinois (0.1%):
Chicago O’Hare International Airport Revenue, Series D, 2.45%, 1/1/31	2,000	1,972
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series B, 3.10%, 12/1/30	750	771
Illinois Finance Authority Revenue, 5.45%, 8/1/38	1,500	1,624
		4,367
Indiana (0.0%):(i)
Indiana Finance Authority Revenue
3.08%, 9/15/27	1,130	1,104
3.18%, 9/15/28	1,000	973
		2,077
Louisiana (0.0%):(i)
Louisiana Public Facilities Authority Revenue, 2.28%, 6/1/30	1,750	1,754

Maryland (0.4%):
Maryland Economic Development Corp. Revenue
Series B, 4.05%, 6/1/27	2,295	2,429
Series B, 4.15%, 6/1/28	2,390	2,548
Series B, 4.25%, 6/1/29	2,490	2,676
Series B, 4.35%, 6/1/30	1,330	1,439
Series B, 4.40%, 6/1/31	1,385	1,504
Maryland Stadium Authority Revenue
Series C, 1.76%, 5/1/27	1,715	1,721
Series C, 1.91%, 5/1/28	4,770	4,781
		17,098
Massachusetts (0.1%):
Massachusetts Development Finance Agency Revenue, Series B, 4.00%, 6/1/24	610	636
Massachusetts State College Building Authority Revenue, Series A, 1.80%, 5/1/29	3,000	2,986
		3,622
Michigan (0.1%):
Michigan Finance Authority Revenue, 2.95%, 12/1/30	2,500	2,646

New Jersey (0.7%):
City of Atlantic, GO
Series A, 4.23%, 9/1/25	2,525	2,736
Series A, 4.29%, 9/1/26	2,410	2,638
New Jersey Economic Development Authority Revenue
Series C, 5.71%, 6/15/30	2,500	2,942
Series NNN, 3.47%, 6/15/27	5,000	5,151
New Jersey Transportation Trust Fund Authority Revenue, 2.63%, 6/15/24	1,100	1,108
New Jersey Transportation Trust Fund Authority Revenue, Build America Bond, Series C, 5.75%, 12/15/28	3,000	3,384

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Rutgers The State University of New Jersey Revenue, Series S, 1.76%, 5/1/29	$2,000	$1,947
South Jersey Transportation Authority Revenue
Series B, 3.12%, 11/1/26	450	467
Series B, 3.36%, 11/1/28	1,375	1,437
		21,810
New York (0.3%):
Metropolitan Transportation Authority Revenue, Build America Bond, 6.73%, 11/15/30	5,000	5,584
New York City Industrial Development Agency Revenue, 2.68%, 3/1/33	1,000	988
New York State Dormitory Authority Revenue, Series A, 2.01%, 7/1/28	750	746
New York State Thruway Authority Revenue, 2.50%, 1/1/27	1,200	1,257
State of New York Mortgage Agency Revenue, 4.20%, 10/1/27, Continuously Callable @100	2,920	2,979
Town of Oyster Bay, GO, 3.95%, 2/1/21	1,500	1,510
		13,064
North Carolina (0.0%):(i)
City of Winston-Salem NC Revenue, Series B, 2.64%, 6/1/29	1,140	1,222

Ohio (0.2%):
City of Cleveland Airport System Revenue, Series A, 2.69%, 1/1/27	5,000	5,100

Oklahoma (0.3%):
Oklahoma Development Finance Authority Revenue, Series C, 5.45%, 8/15/28	7,951	9,173

Oregon (0.0%):(i)
Medford Hospital Facilities Authority Revenue, Series B, 1.88%, 8/15/25	500	498

Pennsylvania (0.3%):
City of Bethlehem, GO (NBGA - Federal Agricultural Mortgage Corporation)
Series A, 2.46%, 10/1/26	2,570	2,742
Series A, 2.55%, 10/1/27	2,655	2,841
City of Philadelphia PA Water & Wastewater Revenue
Series B, 1.73%, 11/1/28	1,000	993
Series B, 1.88%, 11/1/29	1,000	990
City of Philadelphia, GO, Series A, 2.71%, 7/15/29	1,000	1,028
City of Pittsburgh PA, GO
Series B, 1.62%, 9/1/29	1,570	1,549
Series B, 1.80%, 9/1/31, Continuously Callable @100	1,200	1,178
Pennsylvania Economic Development Financing Authority Revenue
2.62%, 3/1/29	1,855	1,889
Series B, 3.20%, 11/15/27	1,000	1,087
		14,297
South Dakota (0.1%):
South Dakota Health & Educational Facilities Authority Revenue
Series B, 2.59%, 7/1/25	1,000	1,050
Series B, 2.80%, 7/1/26	2,735	2,903
		3,953
Texas (0.4%):
Central Texas Regional Mobility Authority Revenue, Series C, 2.19%, 1/1/29	855	839
City of Dallas Waterworks & Sewer System Revenue, 1.50%, 10/1/27	850	861
City of Houston Airport System Revenue, Series C, 2.39%, 7/1/31, Continuously Callable @100	2,000	1,985
Dallas/Fort Worth International Airport Revenue, 2.25%, 11/1/31, Continuously Callable @100	2,585	2,565

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Gainesville Hospital District, GO, 4.56%, 8/15/21	$1,480	$1,503
Harris County Cultural Education Facilities Finance Corp. Revenue
2.36%, 11/15/26 (c)	1,250	1,253
2.79%, 11/15/29 (c)	1,385	1,384
Series B, 1.27%, 7/1/25	850	850
Series B, 2.71%, 5/15/27	1,600	1,717
Series B, 2.76%, 5/15/28	2,000	2,150
Series B, 2.30%, 7/1/35	500	476
Texas State University System Revenue, Series B, 2.54%, 3/15/28	2,775	2,955
Waco Educational Finance Corp. Revenue, 1.79%, 3/1/29	1,500	1,473
		20,011
Wisconsin (0.3%):
State of Wisconsin Revenue, Series A, 2.35%, 5/1/29	6,000	6,282

Total Municipal Bonds (Cost $196,952)		204,401

U.S. Government Agency Mortgages (4.2%)
Federal Home Loan Mortgage Corp.
Series K017, Class X1, 1.29%, 12/25/21 (d)(e)	34,409	299
Series K019, Class X1, 1.59%, 3/25/22 (d)(e)	19,176	281
Series K023, Class X1, 1.22%, 8/25/22 (d)(e)	64,421	1,211
Series K025, Class X1, 0.80%, 10/25/22 (d)(e)	62,735	749
Series KC02, Class A2, 3.37%, 7/25/25 (k)	5,000	5,378
Series K063, Class A2, 3.43%, 1/25/27 (d)	5,000	5,683
Series K095, Class A2, 2.79%, 6/25/29	5,000	5,597
Series K099, Class A2, 2.60%, 9/25/29	20,000	22,036
Series K102, Class A2, 2.54%, 10/25/29	14,000	15,374
Series K103, Class A2, 2.65%, 11/25/29	5,000	5,560
Series K110, Class X1, 1.70%, 4/25/30 (d)(e)	15,295	2,032
Series K111, Class X1, 1.57%, 5/25/30 (d)(e)	11,606	1,473
Series K114, Class X1, 1.12%, 6/25/30 (d)(e)	43,386	3,992
Series K115, Class X1, 1.33%, 6/25/30 (d)(e)	22,584	2,446
Series K113, Class X1, 1.49%, 6/25/30 (d)(e)	26,800	3,019
Series K116, Class X1, 1.43%, 7/25/30 (d)(e)	24,997	2,870
Series K117, Class X1, 1.34%, 8/25/30 (e)	49,500	4,842
5.50%, 4/1/36	45	51
		82,893
Federal National Mortgage Association
Series M7, Class A2, 2.96%, 2/25/27 (d)	2,500	2,775
2.50%, 7/1/27 - 11/1/34 (k)	18,200	18,924
4.00%, 8/1/49 - 2/1/50 (k)	28,093	29,982
3.50%, 9/1/49 - 2/1/50 (k)	23,398	24,666
		76,347
Total U.S. Government Agency Mortgages (Cost $152,694)		159,240

U.S. Treasury Obligations (5.8%)
U.S. Treasury Bonds
1.13%, 5/15/40 (k)	18,000	17,182
2.50%, 2/15/45 (k)	30,000	35,859
3.38%, 11/15/48 (k)	30,000	42,291
1.25%, 5/15/50	34,000	30,913
U.S. Treasury Notes
2.38%, 5/15/27 (k)	29,000	32,353
0.38%, 7/31/27	7,000	6,894

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
1.63%, 8/15/29 (k)	$50,000	$53,617
Total U.S. Treasury Obligations (Cost $199,478)		219,109

Commercial Paper (5.6%)
Alliant Energy, 0.19%, 11/4/20 (b)(m)	37,600	37,599
Cabot Corp.
0.23%, 11/2/20 (b)(m)	9,000	9,000
0.18%, 11/10/20 (b)(m)	11,000	10,999
Canadian Natural Resources Ltd., 0.18%, 11/9/20 (b)(m)	32,400	32,399
CenterPoint Energy Resources Corp., 0.13%, 11/16/20 (b)(m)	10,000	9,999
Energy Transfer Part LP, 0.60%, 11/2/20 (b)(m)	19,400	19,399
Glencore Funding LLC
0.23%, 11/4/20 (b)(m)	10,500	10,500
0.28%, 11/5/20 (b)(m)	17,367	17,366
0.41%, 11/18/20 (b)(m)	2,000	2,000
Hannover Funding Co. LLC
0.38%, 11/5/20 (b)(m)	8,000	8,000
0.36%, 11/10/20 (b)(m)	29,600	29,597
Jabil, Inc.
0.60%, 11/2/20 (b)(m)	1,500	1,500
0.53%, 11/3/20 (b)(m)	20,659	20,658
0.48%, 11/5/20 (b)(m)	1,000	1,000
0.46%, 11/16/20 (b)(m)	1,500	1,500
Total Commercial Paper (Cost $211,518)		211,516

Collateral for Securities Loaned ^(0.2%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (n)	2,132,993	2,133
HSBC U.S. Government Money Market Fund I Shares, 0.02% (n)	7,123,371	7,123
Total Collateral for Securities Loaned (Cost $9,256)		9,256
Total Investments (Cost $3,700,475) — 101.9%		3,825,022
Liabilities in excess of other assets — (1.9)%		(69,729)
NET ASSETS - 100.00%		$3,755,293

At October 31, 2020 the Fund’s investments in foreign securities were 7.89% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Variable or Floating-Rate Security. Rate disclosed is as of October 31, 2020.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of October 31, 2020, the fair value of these securities was $1,721,145 (thousands) and amounted to 45.8% of net assets.
(c)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(d)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at October 31, 2020.
(e)	Security is interest only.
(f)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of October 31, 2020, illiquid securities were 0.2% of the Fund's net assets.
(h)	All or a portion of this security is on loan.
(i)	Amount represents less than 0.05% of net assets.
(j)	Security was fair valued based using significant unobservable inputs as of October 31, 2020.
(k)	All or a portion of this security has been segregated as collateral for derivative instruments and/or when-issued securities.

(l)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(m)	Rate disclosed is the effective yield on October 31, 2020.
(n)	Rate disclosed is the daily yield on October 31, 2020.
(o)	All of the coupon is paid in kind.
(p)	The rate for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
H15T1Y—1 Year Treasury Constant Maturity Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of October 31, 2020, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of October 31, 2020, based on the last reset date of the security
LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of October 31, 2020, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MBIA—Municipal Bond Insurance Association
MTN—Medium Term Note
PIK—Payment in-kind
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
USSW10—USD 10 Year Swap Rate, rate disclosed as of October 31, 2020
USSW5—USD 5 Year Swap Rate, rate disclosed as of October 31, 2020.

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Florida General Obligation, Municipal Securities Purchase, Inc., Texas Permanent School Fund, or Utah General Obligation.

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	180	12/21/20	$25,043,891	$24,879,375	$(164,516)
2-Year U.S. Treasury Note Futures	120	12/31/20	26,502,620	26,501,250	(1,370)
30-Year U.S. Treasury Bond Futures	270	12/21/20	47,491,038	46,566,562	(924,476)
5-Year U.S. Treasury Note Futures	65	12/31/20	8,169,955	8,164,102	(5,853)
					$(1,096,215)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(1,096,215)
	Total net unrealized appreciation (depreciation)				$(1,096,215)

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Money Market Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (12.0%)
Consumer Staples (1.4%):
Altoona-Blair County Development Corp. (LOC - PNC Financial Services Group), 0.20%, 4/1/35, Callable 11/17/20 @ 100 (a)(b)	$20,000	$20,000
Harvest Time Tabernacle, Inc. (LOC - Federal Home Loan Bank of Dallas), 0.25%, 8/1/37 (b)	4,115	4,115
Labcon North America (LOC - BNP Paribas), 0.24%, 6/1/44 (b)	7,070	7,070
		31,185

Financials (10.6%):
Bass Pro Rossford Development Co. LLC (LOC - Fifth Third Bank), 0.30%, 11/1/27 (b)	23,090	23,090
Carol Allen Family Liquidity Trust (LOC - Comerica Bank, N.A.), 0.18%, 3/1/48, Callable 12/10/20 @ 100 (b)	25,000	25,000
Chad J Himmel Irrevocable Trust (LOC - Federal Home Loan Bank of Dallas), 0.18%, 7/1/48, Callable 12/10/20 @ 100 (b)	5,290	5,290
Columbus Hotel Investment One LLC (LOC - Federal Home Loan Bank of New York), 0.18%, 10/1/48, Callable 12/10/20 @ 100 (b)	6,535	6,535
David S Pearl II Irrevocable Trust (LOC - Federal Home Loan Bank of Dallas), 0.28%, 11/1/36, Callable 12/10/20 @ 100 (b)	2,670	2,670
Delos LLC (LOC - Wells Fargo & Co.), 0.26%, 3/1/37 (b)	9,205	9,205
Elsinore Properties LP (LOC - Fifth Third Bank), 0.24%, 2/1/37 (b)	4,125	4,125
Fiore Capital LLC (LOC - Wells Fargo & Co.), 0.33%, 8/1/45 (b)	25,000	25,000
Gerald J Rubin Special Trust No 1 (LOC - Goldman Sachs Bank USA), 0.18%, 12/1/48, Callable 12/3/20 @ 100 (b)	14,215	14,215
Gillean Family Trust (LOC - Federal Home Loan Bank of Dallas), 0.18%, 12/1/39, Callable 12/10/20 @ 100 (b)	6,140	6,140
Herman & Kittle Capital LLC (LOC - Federal Home Loan Bank of Cincinnati), 0.18%, 2/1/37 (b)	3,550	3,550
Lamar Avenue Trust (LOC - Federal Home Loan Bank of Dallas), 0.18%, 12/1/37, Callable 12/10/20 @ 100 (b)	4,445	4,445
Lavonia O Frick Family Trust (LOC - Federal Home Loan Bank of Atlanta), 0.18%, 8/1/48, Callable 12/10/20 @ 100 (b)	6,000	6,000
Mark E Potteiger Irrevocable Life Insurance Trust (LOC - Federal Home Loan Bank of Dallas), 0.18%, 6/1/48, Callable 12/10/20 @ 100 (b)	4,025	4,025
Medilucent MOB I LP (LOC - PNC Financial Services Group), 0.20%, 8/1/30 (b)	5,870	5,870
NLS Irrevocable Trust (LOC - Bank of Oklahoma, N.A.), 0.22%, 12/1/39, Callable 12/10/20 @ 100 (b)	11,260	11,260
Opler Irrevocable Trust (LOC - Bank of Oklahoma, N.A.), 0.22%, 11/1/39, Callable 12/10/20 @ 100 (b)	9,280	9,280
OSF Finance Co. LLC (LOC - PNC Financial Services Group), 0.20%, 12/1/37 (b)	21,565	21,565
Pinnacle Properties Development Group LLC (LOC - Federal Home Loan Bank of Cincinnati), 0.18%, 6/15/41 (b)	10,704	10,704
Stivers Realty LC (LOC - Federal Home Loan Bank of Dallas), 0.18%, 7/1/43, Callable 12/10/20 @ 100 (b)	6,470	6,470
Stobro Co. LP (LOC - Federal Home Loan Bank of Pittsburgh), 0.34%, 1/1/32 (b)	10,305	10,305
The Debra B Kennedy Irrevocable Trust (LOC - Federal Home Loan Bank of Dallas), 0.18%, 5/1/48, Callable 12/10/20 @ 100 (b)	4,420	4,420
The Dennis Wesley Co., Inc. (LOC - Federal Home Loan Bank of Indianapolis)
0.18%, 6/15/34, Callable 12/10/20 @ 100 (b)	2,075	2,075
0.18%, 11/15/39, Callable 12/10/20 @ 100 (b)	10,125	10,125
The Jacob Rosenstein Irrevocable Life Insurance Trust (LOC - Bank of Oklahoma, N.A.), 0.22%, 8/1/37, Callable 12/10/20 @ 100 (b)	5,800	5,800

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Money Market Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
The Linda E Krejsek Life Insurance Trust (LOC - Federal Home Loan Bank of Dallas), 0.18%, 9/1/37 (b)	$5,490	$5,490
		242,654

Total Corporate Bonds (Cost $273,839)		273,839

Yankee Dollar (1.5%)
Materials (1.5%):
SSAB AB (LOC - Credit Agricole Corp. Inv. Bank), 0.18%, 5/1/34, Callable 12/10/20 @ 100 (b)	15,000	15,000
SSAB AB (LOC - Swedbank AB), 0.18%, 4/1/34 (b)	20,000	20,000
		35,000

Total Yankee Dollar (Cost $35,000)		35,000

Municipal Bonds (20.1%)
Arizona (1.2%):
Yavapai County IDA Revenue (LOC - Bank of Nova Scotia), 0.25%, 9/1/35, Continuously Callable @100 (b)	26,625	26,625

Arkansas (1.3%):
County of Union Revenue (LOC - Bank of America Corp.), Series R, 0.20%, 10/1/27, Callable 12/1/20 @ 100 (b)	29,000	29,000

Connecticut (0.2%):
Connecticut State Development Authority Revenue (LOC - Toronto-Dominion Bank), 0.30%, 12/1/28, Continuously Callable @100 (b)	4,330	4,330

Georgia (1.4%):
Appling County Development Authority Revenue (NBGA - Southern Co.), 0.18%, 9/1/41, Continuously Callable @100 (b)	15,900	15,900
The Burke County Development Authority Revenue, Series 1, 0.15%, 7/1/49, Continuously Callable @100 (b)	15,000	15,000
		30,900
Illinois (0.1%):
Illinois Finance Authority Revenue (LOC - Federal Home Loan Bank of Chicago), 0.23%, 7/1/40, Continuously Callable @100 (b)	2,740	2,740

Indiana (0.7%):
City of Knox Revenue (LOC - SunTrust Bank), 0.20%, 2/1/46, Continuously Callable @100 (b)	11,300	11,300
City of Marion Revenue (LOC - Key Bank, N.A.), Series A, 0.30%, 2/1/35, Continuously Callable @100 (b)	3,845	3,845
		15,145
Louisiana (4.5%):
Parish of St. Charles Revenue (LOC - Federal Home Loan Bank of Atlanta), 0.22%, 9/1/24, Continuously Callable @100 (b)	2,475	2,475
Parish of St. James Revenue (NBGA - Nucor Corp.), Series B-1, 0.21%, 11/1/40, Continuously Callable @100 (b)	100,970	100,970
		103,445
Missouri (0.8%):
Palmyra IDA Revenue (NBGA - BASF S.E.), 0.29%, 12/1/37, Callable 12/1/20 @ 100, Continuously Callable @104 (b)	18,000	18,000

New York (4.4%):
Broadalbin-Perth Central School District, GO, 1.25%, 6/24/21	13,000	13,058
Hannibal Central School District, GO, 1.25%, 6/30/21	27,000	27,124

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Money Market Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Minisink Valley Central School District, GO, 1.25%, 6/25/21	$17,939	$17,990
Saratoga County IDA Revenue (LOC - JPMorgan Chase & Co.), 0.18%, 11/1/21, Continuously Callable @100 (b)	13,755	13,755
Schuylerville Central School District, GO, 1.50%, 6/25/21	18,730	18,790
Stillwater Central School District, GO, 1.50%, 6/25/21	12,183	12,226
		102,943
Oklahoma (1.4%):
Muskogee Industrial Trust Revenue, Series A, 0.37%, 1/1/25, Callable 12/2/20 @ 100 (b)	32,400	32,400

Pennsylvania (0.3%):
Allegheny County IDA Revenue (LOC - PNC Financial Services Group), 0.25%, 11/1/27, Callable 12/1/20 @ 100 (b)	4,736	4,736
Pennsylvania Economic Development Financing Authority Revenue (LOC - PNC Financial Services Group), 0.20%, 4/1/35 (b)	3,095	3,095
		7,831
Texas (3.8%):
Brazos Harbor Industrial Development Corp. Revenue (NBGA - BASF S.E.)
0.29%, 10/1/36, Callable 12/1/20 @ 100, Continuously Callable @101 (b)	45,000	45,000
0.29%, 5/1/38, Callable 12/1/20 @ 100, Continuously Callable @102 (b)	25,000	25,000
Port of Port Arthur Navigation District Revenue (NBGA - BASF S.E.), Series A, 0.29%, 5/1/38, Callable 12/1/20 @ 100, Continuously Callable @103 (b)	15,000	15,000
		85,000
Total Municipal Bonds (Cost $458,359)		458,359

U.S. Treasury Obligations (6.6%)
U.S. Treasury Bills
0.18%, 11/24/20 (c)	100,000	99,988
0.11%, 1/19/21 (c)	50,000	49,988
Total U.S. Treasury Obligations (Cost $149,976)		149,976

Commercial Paper (51.7%)
American Honda Finance
0.25%, 11/4/20 (c)	30,000	29,999
0.39%, 11/23/20 (c)	40,000	39,990
AT&T, Inc., 0.24%, 12/10/20 (a)(c)	50,000	49,987
Barclays Bank PLC, 0.25%, 2/8/21 (a)(c)	25,000	24,982
Barton Capital SA
0.20%, 1/11/21 (a)(c)	16,000	15,994
0.35%, 1/19/21 (a)(c)	25,000	24,981
0.22%, 2/25/21 (a)(c)	15,000	14,989
Bayerische Landesbank, 0.25%, 4/14/21 (c)	12,200	12,186
CenterPoint Energy Resources Corp., 0.06%, 11/2/20 (a)(c)	70,000	70,001
Commonwealth Edison Co., 0.05%, 11/2/20 (a)(c)	35,000	35,000
Crown Point Capital Co. LLC
0.28%, 11/12/20 (a)(c)	20,000	19,998
0.35%, 1/13/21 (a)(c)	20,000	19,986
0.41%, 4/13/21 (a)(c)	40,000	40,000
Exxon Mobil Corp.
0.15%, 2/12/21 (c)	20,000	19,991
0.19%, 5/24/21 (c)	15,000	14,984
Glencore Funding LLC, 0.23%, 11/4/20 (a)(c)	20,000	20,000
Gotham Funding Corp.
0.18%, 12/8/20 (a)(c)	15,000	14,997
0.17%, 1/5/21 (a)(c)	20,000	19,994
Great Bridge Capital Co. LLC
0.35%, 1/15/21 (a)(c)	20,000	19,985
0.29%, 2/2/21 (a)(c)	20,000	19,985
0.25%, 3/8/21 (a)(c)	20,000	19,982
Hannover Funding Co. LLC

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Money Market Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
0.17%, 11/6/20 (a)(c)	$9,500	$9,500
0.18%, 11/9/20 (a)(c)	40,500	40,498
0.19%, 11/16/20 (a)(c)	20,000	19,998
Harley-Davidson, Inc.
0.34%, 12/3/20 (a)(c)	15,000	14,995
0.34%, 12/9/20 (a)(c)	20,000	19,993
Landesbank Baden-Wurttemberg
0.26%, 1/5/21 (c)	25,000	24,988
0.30%, 1/11/21 (c)	20,000	19,988
0.24%, 3/1/21 (c)	15,000	14,988
LMA Americas LLC
0.34%, 12/2/20 (a)(c)	20,000	19,994
0.22%, 3/9/21 (a)(c)	20,000	19,984
0.22%, 4/26/21 (a)(c)	30,000	29,968
Manhattan Asset Funding Co.
0.32%, 11/30/20 (a)(c)	30,000	29,992
0.23%, 2/17/21 (a)(c)	21,000	20,986
Old Line Funding LLC, 0.20%, 4/6/21 (a)(c)	40,000	39,965
Ridgefield Funding Co. LLC
0.17%, 11/2/20 (a)(c)	20,000	20,000
0.24%, 2/12/21 (a)(c)	22,000	21,985
0.24%, 4/6/21 (a)(c)	30,000	29,969
Sheffield Receivables
0.26%, 11/10/20 (a)(c)	25,000	24,998
0.18%, 12/16/20 (a)(c)	20,000	19,996
0.21%, 2/1/21 (a)(c)	20,000	19,989
Sumitomo Mitsui Banking Corp.
0.20%, 2/2/21 (a)(c)	50,000	49,975
0.25%, 2/16/21 (a)(c)	25,000	24,981
Union Pacific Corp., 0.19%, 12/7/20 (a)(c)	20,000	19,996
Victory Receivables Corp.
0.18%, 1/11/21 (a)(c)(d)	25,000	24,991
0.17%, 1/20/21 (a)(c)(d)	50,000	49,981
Total Commercial Paper (Cost $1,180,709)		1,180,709

Certificates of Deposit (8.1%)
Bank of Montreal
0.20%, 11/13/20	25,000	25,000
0.21%, 2/16/21 (LIBOR01M+6bps) (e)	25,000	25,000
Credit Suisse, 0.38%, 4/12/21	20,000	20,000
Mizuho Bank Ltd.
0.32%, 1/25/21 (LIBOR01M+17bps) (e)	25,000	25,000
0.28%, 3/15/21	25,000	25,000
Norinchukin Bank, 0.32% (LIBOR01M+17bps), 1/29/21 (e)	25,000	25,000
Westpac Banking Corp., 0.49% (FEDL01+40bps), 11/2/20 (e)	40,000	40,000
Total Certificates of Deposit (Cost $185,000)		185,000

Total Investments (Cost $2,282,883) — 100.0%		2,282,883
Liabilities in excess of other assets — 0.0%		(269)
NET ASSETS - 100.00%		$2,282,614

(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of October 31, 2020, the fair value of these securities was $1,023,595 (thousands) and amounted to 44.8% of net assets.
(b)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(c)	Rate represents the effective yield at October 31, 2020.

(d)	Affiliated security.
(e)	Variable or Floating-Rate Security. Rate disclosed is as of October 31, 2020.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
FEDL01—Effective Federal Fund Rate
GO—General Obligation
IDA—Industrial Development Authority
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of October 31, 2020, based on the last reset date of the security
LLC—Limited Liability Company
LOC—Letter of Credit
LP—Limited Partnership
PLC—Public Limited Company

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA

Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Florida General Obligation, Municipal Securities Purchase, Inc., Texas Permanent School Fund, or Utah General Obligation.

Affiliated Holdings

					Net Change
			Proceeds	Realized	in Unrealized
	Fair Value	Purchases	from	Gains(Losses)	Appreciation/	Fair Value	Dividend
	7/31/2020	at Cost	Sales	from Sales	Depreciation	10/31/2020	Income
Victory Receivables Corp. 0.18%, 1/11/21	$-	$24,991	$-	$-	$-	$24,991	$-
Victory Receivables Corp. 0.17%, 1/20/21	-	49,981	-	-	-	49,981	-
	$-	$74,972	$-	$-	$-	$74,972	$-

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Science & Technology Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.8%)
Australia (0.3%):

Health Care (0.3%):
Opthea Ltd., ADR (a)	386,521	$4,909

Belgium (0.1%):

Health Care (0.1%):
Celyad SA, ADR (a)(b)	190,193	1,344
Galapagos NV (a)	896	105
UCB SA	3,005	297
		1,746

Bermuda (1.7%):

Information Technology (1.7%):
Marvell Technology Group Ltd.	751,848	28,202
		28,202
Brazil (0.4%):

Consumer Discretionary (0.4%):
Arco Platform Ltd. Class A (a)	206,677	7,044

Health Care (0.0%):(c)
Notre Dame Intermedica Participacoes SA	13,100	150

		7,194
Canada (0.6%):

Health Care (0.4%):
Fusion Pharmaceuticals, Inc. (a)	169,297	2,099
Zymeworks, Inc. (a)	104,169	4,075
		6,174

Information Technology (0.2%):
Shopify, Inc. Class A (a)	4,741	4,388

		10,562
Cayman Islands (0.0%):(c)

Health Care (0.0%):
Theravance BioPharma, Inc. (a)	4,761	90

China (1.3%):

Communication Services (0.3%):
Tencent Holdings Ltd.	39,860	3,046
Tencent Music Entertainment Group, ADR (a)	133,630	1,988
		5,034

Consumer Discretionary (0.5%):
Alibaba Group Holding Ltd. (a)	213,308	8,083

Health Care (0.5%):
BeiGene Ltd., ADR (a)	21,630	6,414
Everest Medicines Ltd. (a)(d)	900	7
Wuxi AppTec Co. Ltd. Class H (d)	16,064	257
Wuxi Biologics Cayman, Inc. (a)(d)	7,500	211
Zai Lab Ltd., ADR (a)	5,282	433
		7,322

Information Technology (0.0%):(c)
Ant Group Co. Ltd. Class H (a)(d)	39,850	415

		20,854

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Science & Technology Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Denmark (0.5%):

Health Care (0.5%):
Ascendis Pharma A/S, ADR (a)	46,212	$7,549
Genmab A/S (a)	516	172
Zealand Pharma A/S, ADR (a)(b)	1,592	54
		7,775

Germany (0.2%):

Health Care (0.2%):
Centogene NV (a)	271,884	3,309
Fresenius SE & Co. KGaA	3,864	143
		3,452

Hong Kong (0.0%):(c)

Health Care (0.0%):
Hutchison China Meditech Ltd., ADR (a)	2,558	75

Ireland (0.0%):(c)

Health Care (0.0%):
Alkermes PLC (a)	17,925	291
ICON PLC (a)	2,010	363
		654

Israel (2.1%):

Health Care (0.0%):(c)
UroGen Pharma Ltd. (a)(b)	5,789	130

Information Technology (2.1%):
Wix.com Ltd. (a)	143,262	35,432

		35,562
Japan (0.5%):

Communication Services (0.1%):
Nexon Co. Ltd.	44,200	1,232

Health Care (0.1%):
Astellas Pharma, Inc.	6,100	84
Daiichi Sankyo Co. Ltd.	17,250	455
Eisai Co. Ltd.	5,415	421
Nippon Shinyaku Co. Ltd.	1,100	79
Ono Pharmaceutical Co. Ltd.	7,430	212
Takeda Pharmaceutical Co. Ltd.	2,365	73
		1,324

Information Technology (0.3%):
Keyence Corp.	4,200	1,906
Taiyo Yuden Co. Ltd.	99,900	3,696
		5,602

		8,158
Korea, Republic Of (0.7%):

Information Technology (0.7%):
Koh Young Technology, Inc.	30,726	2,163
SK Hynix, Inc.	129,068	9,158
		11,321

Netherlands (1.5%):

Health Care (0.0%):(c)

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Science & Technology Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Argenx SE, ADR (a)	517	$128
Mylan NV (a)(b)	14,800	215
		343

Information Technology (1.5%):
BE Semiconductor Industries NV	84,626	3,410
STMicroelectronics NV, NYS (b)	723,055	22,082
		25,492

		25,835
Singapore (0.4%):

Information Technology (0.4%):
Flex Ltd. (a)	435,169	6,157

Spain (0.0%):(c)

Health Care (0.0%):
Laboratorios Farmaceuticos Rovi SA (a)	3,114	111

Switzerland (0.0%):(c)

Health Care (0.0%):
Novartis AG Registered Shares	2,415	188
Tecan Group AG Class R	645	306
		494

Taiwan (0.3%):

Information Technology (0.3%):
Globalwafers Co. Ltd.	198,000	2,883
Hon Hai Precision Industry Co. Ltd.	623,000	1,690
		4,573

Thailand (0.4%):

Information Technology (0.4%):
Fabrinet (a)	101,787	6,109

United Kingdom (1.4%):

Consumer Discretionary (0.1%):
Trainline PLC (a)(d)	389,756	1,389

Health Care (1.3%):
AstraZeneca PLC, ADR	19,506	978
Autolus Therapeutics PLC, ADR (a)	203,751	2,203
Bicycle Therapeutics PLC, ADR (a)(b)	226,673	4,196
Compass Pathways PLC, ADR (a)(b)	93,741	3,000
ConvaTec Group PLC (d)	77,213	181
Freeline Therapeutics Holdings PLC, ADR (a)	9,133	158
Genus PLC	3,898	207
GW Pharmaceuticals PLC, ADR (a)(b)	56,598	5,094
Hikma Pharmaceuticals PLC	1,291	42
Myovant Sciences Ltd. (a)	223,671	3,087
Quotient Ltd. (a)(b)	400,710	1,891
Royalty Pharma PLC Class A	4,492	165
Smith & Nephew PLC	18,866	327
		21,529

		22,918
United States (87.4%):

Communication Services (8.7%):

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Science & Technology Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Alphabet, Inc. Class A (a)	15,881	$25,665
Boingo Wireless, Inc. (a)	1,075,101	10,041
Facebook, Inc. Class A (a)	163,805	43,099
IAC/InterActiveCorp. (a)	58,629	7,078
Match Group, Inc. (a)	183,181	21,392
Snap, Inc. Class A (a)	117,666	4,635
Take-Two Interactive Software, Inc. (a)	82,534	12,786
Twitter, Inc. (a)	428,550	17,725
Zynga, Inc. Class A (a)	211,826	1,904
		144,325

Consumer Discretionary (4.7%):
Amazon.com, Inc. (a)	18,538	56,284
Booking Holdings, Inc. (a)	7,496	12,163
Etsy, Inc. (a)	19,206	2,335
Sonos, Inc. (a)	538,852	7,867
		78,649

Financials (0.8%):
Netfin Acquisition Corp. Class A (a)(b)	604,405	6,225
Panacea Acquisition Corp. (a)(e)	518,825	5,500
Reinvent Technology Partners (a)	195,323	2,100
		13,825

Health Care (24.0%):
10X Genomics, Inc. Class A (a)	85,329	11,682
89bio, Inc. (a)	4,948	115
Abbott Laboratories	12,580	1,322
Acadia Healthcare Co., Inc. (a)	6,542	233
Adaptive Biotechnologies Corp. (a)	65,212	3,005
Adverum Biotechnologies, Inc. (a)	228,519	2,493
Akero Therapeutics, Inc. (a)	3,937	105
Akouos, Inc. (a)	121,970	2,367
Albireo Pharma, Inc. (a)	88,277	2,786
Allogene Therapeutics, Inc. (a)	119,557	4,055
Alnylam Pharmaceuticals, Inc. (a)	2,733	336
ALX Oncology Holdings, Inc. (a)	700	28
Amedisys, Inc. (a)	1,006	261
Amicus Therapeutics, Inc. (a)	231,472	4,127
Amneal Pharmaceuticals, Inc. (a)	12,390	52
Apellis Pharmaceuticals, Inc. (a)	257,564	8,216
Arcus Biosciences, Inc. (a)	171,235	3,733
Arena Pharmaceuticals, Inc. (a)	64,460	5,525
Assembly Biosciences, Inc. (a)	348,439	5,136
Athenex, Inc. (a)	269,310	3,070
Atreca, Inc. Class A (a)	314,372	4,200
Avidity Biosciences, Inc. (a)	164,684	4,073
Avrobio, Inc. (a)	227,610	3,250
Baxter International, Inc.	7,737	600
Beam Therapeutics, Inc. (a)(b)	126,392	4,319
Becton, Dickinson & Co.	4,179	966
Berkeley Lights, Inc. (a)	67,267	4,882
Biogen, Inc. (a)	653	165
Biohaven Pharmaceutical Holding Co. Ltd. (a)	3,487	270
BioLife Solutions, Inc. (a)	208,495	5,986
Bio-Techne Corp.	839	212
Bioxcel Therapeutics, Inc. (a)	89,490	4,089
Black Diamond Therapeutics, Inc. (a)	1,100	35
bluebird bio, Inc. (a)	266,915	13,802
Blueprint Medicines Corp. (a)	88,950	9,098
Boston Scientific Corp. (a)	31,627	1,084

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Science & Technology Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Bristol-Myers Squibb Co.	23,440	$1,370
Centene Corp. (a)	6,208	367
Coherus Biosciences, Inc. (a)	6,567	109
Constellation Pharmaceuticals, Inc. (a)	97,067	1,904
Crinetics Pharmaceuticals, Inc. (a)	119,932	1,449
CryoPort, Inc. (a)(b)	277,710	11,147
Cytokinetics, Inc. (a)	5,646	87
CytomX Therapeutics, Inc. (a)	459,836	3,044
Danaher Corp.	6,493	1,490
DermTech, Inc. (a)	120,260	1,535
Dermtech, Inc. PIPE (a)	464,762	5,930
Editas Medicine, Inc. (a)(b)	117,702	3,642
Edwards Lifesciences Corp. (a)	12,575	901
Elanco Animal Health, Inc. (a)	5,239	162
Eli Lilly & Co.	9,193	1,199
Encompass Health Corp.	4,561	280
Epizyme, Inc. (a)	455,693	5,632
Equillium, Inc. (a)	632,846	4,019
Exact Sciences Corp. (a)	74,131	9,180
Exagen, Inc. (a)	264,134	3,767
Fate Therapeutics, Inc. (a)	386,883	17,178
Foghorn Therapeutics, Inc. (a)(b)	244,880	3,913
Forma Therapeutics Holdings, Inc. (a)	1,500	65
G1 Therapeutics, Inc. (a)	8,774	96
Generation Bio Co. (a)	136,807	3,535
Global Blood Therapeutics, Inc. (a)	5,153	272
GlycoMimetics, Inc. (a)	10,291	29
Halozyme Therapeutics, Inc. (a)	130,785	3,662
Harmony Biosciences Holdings, Inc. (a)(b)	300	12
HCA Healthcare, Inc.	4,781	593
Hologic, Inc. (a)	5,924	408
Homology Medicines, Inc. (a)	184,697	1,952
Humana, Inc.	1,577	630
iCAD, Inc. (a)	59,086	577
ImmunoGen, Inc. (a)	24,698	139
Inhibrx, Inc. (a)	279,570	4,764
Integra LifeSciences Holdings Corp. (a)	4,229	186
Intuitive Surgical, Inc. (a)	945	630
Invitae Corp. (a)(b)	131,092	5,140
Iovance Biotherapeutics, Inc. (a)	218,802	7,807
Ironwood Pharmaceuticals, Inc. (a)	22,356	221
Kezar Life Sciences, Inc. (a)	1,101,187	5,638
Kodiak Sciences, Inc. (a)	2,528	230
Krystal Biotech, Inc. (a)	58,297	2,506
Kura Oncology, Inc. (a)	311,904	9,747
Kymera Therapeutics, Inc. (a)	2,560	92
Legend Biotech Corp., ADR (a)	836	22
LHC Group, Inc. (a)	1,209	262
MacroGenics, Inc. (a)	170,541	3,310
Madrigal Pharmaceuticals, Inc. (a)	2,199	280
Marinus Pharmaceuticals, Inc. (a)(b)	214,356	2,795
Masimo Corp. (a)	497	111
Matinas BioPharma Holdings, Inc. (a)(b)	2,267,383	1,827
Mirati Therapeutics, Inc. (a)	43,791	9,509
Molina Healthcare, Inc. (a)	1,076	201
NanoString Technologies, Inc. (a)	5,651	207
NeoGenomics, Inc. (a)	213,242	8,365
Neurocrine Biosciences, Inc. (a)	20,139	1,987
Nurix Therapeutics, Inc. (a)	12,918	327

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Science & Technology Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
NuVasive, Inc. (a)(b)	3,238	$144
Odonate Therapeutics, Inc. (a)	6,737	97
ORIC Pharmaceuticals, Inc. (a)	126,635	2,723
Owens & Minor, Inc.	8,000	201
Oyster Point Pharma, Inc. (a)	4,690	93
Pandion Therapeutics, Inc. (a)	141,461	1,671
Passage Bio, Inc. (a)	71,686	1,205
Pfizer, Inc.	61,349	2,177
PhaseBio Pharmaceuticals, Inc. (a)(b)	11,579	32
PMV Pharmaceuticals, Inc. (a)	171,286	6,004
PPD, Inc. (a)	13,982	460
PRA Health Sciences, Inc. (a)	3,400	331
Provention Bio, Inc. (a)(b)	234,220	2,778
Quanterix Corp. (a)	214,620	7,857
Quidel Corp. (a)	1,018	273
R1 RCM, Inc. (a)	10,566	189
Radius Health, Inc. (a)	3,516	47
RAPT Therapeutics, Inc. (a)	140,726	4,044
Regeneron Pharmaceuticals, Inc. (a)	420	228
Relay Therapeutics, Inc. (a)	689	25
Repligen Corp. (a)	1,040	173
Replimune Group, Inc. (a)	252,051	10,538
Revance Therapeutics, Inc. (a)	6,999	181
REVOLUTION Medicines, Inc. (a)	105,560	3,187
Rigel Pharmaceuticals, Inc. (a)	33,306	83
Sage Therapeutics, Inc. (a)	68,165	5,002
Scholar Rock Holding Corp. (a)(b)	168,112	6,540
Seagen, Inc. (a)	3,144	524
Shattuck Labs, Inc. (a)(b)	345,837	8,940
SpringWorks Therapeutics, Inc. (a)	161,416	9,360
Stoke Therapeutics, Inc. (a)(b)	103,329	3,967
Surface Oncology, Inc. (a)	925,116	7,752
Sutro Biopharma, Inc. (a)	213,334	2,743
Syndax Pharmaceuticals, Inc. (a)	14,718	256
TCR2 Therapeutics, Inc. (a)	216,570	4,260
Teleflex, Inc.	1,634	520
Therapeutics Acquisition Corp. Class A (a)	2,000	26
Thermo Fisher Scientific, Inc.	3,835	1,814
Tricida, Inc. (a)	6,423	36
Turning Point Therapeutics, Inc. (a)	57,632	5,313
Twist Bioscience Corp. (a)	131,520	10,080
UnitedHealth Group, Inc.	9,673	2,952
Veeva Systems, Inc. Class A (a)	46,158	12,465
Vertex Pharmaceuticals, Inc. (a)	2,094	436
Wave Life Sciences Ltd. (a)	5,332	38
		399,882

Industrials (0.1%):
Uber Technologies, Inc. (a)	52,341	1,749

Information Technology (48.8%):
Adobe, Inc. (a)	17,367	7,765
Advanced Micro Devices, Inc. (a)	210,452	15,845
Avaya Holdings Corp. (a)(b)	638,425	10,981
Ceridian HCM Holding, Inc. (a)	22,153	1,910
Cognizant Technology Solutions Corp. Class A	57,937	4,138
Cohu, Inc.	871,044	18,928
Corning, Inc.	156,577	5,006
Coupa Software, Inc. (a)	95,908	25,675
DocuSign, Inc. (a)	158,742	32,106
Dolby Laboratories, Inc. Class A	159,546	11,979

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Science & Technology Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Domo, Inc. Class B (a)	231,394	$7,351
Dropbox, Inc. Class A (a)	565,926	10,334
Fair Isaac Corp. (a)	29,720	11,634
FleetCor Technologies, Inc. (a)	31,117	6,874
FormFactor, Inc. (a)	123,122	3,491
Genpact Ltd.	177,038	6,085
Global Payments, Inc.	163,461	25,784
GoDaddy, Inc. Class A (a)	204,564	14,471
Guidewire Software, Inc. (a)	59,238	5,693
Keysight Technologies, Inc. (a)	93,064	9,760
KLA Corp.	44,931	8,859
Lam Research Corp.	64,226	21,970
Lattice Semiconductor Corp. (a)	918,863	32,068
Lumentum Holdings, Inc. (a)	252,530	20,882
MACOM Technology Solutions Holdings, Inc. (a)	820,694	29,955
Micron Technology, Inc. (a)	150,959	7,599
Microsoft Corp.	437,414	88,563
MKS Instruments, Inc.	140,220	15,198
Monolithic Power Systems, Inc.	37,784	12,076
NVIDIA Corp.	38,262	19,183
Paycom Software, Inc. (a)	50,889	18,528
PayPal Holdings, Inc. (a)	75,473	14,048
Proofpoint, Inc. (a)	111,280	10,654
RingCentral, Inc. Class A (a)	235,144	60,747
Rogers Corp. (a)	70,257	8,517
salesforce.com, Inc. (a)	74,366	17,273
ServiceNow, Inc. (a)	63,041	31,367
Slack Technologies, Inc. Class A (a)	126,007	3,223
Snowflake, Inc. Class A (a)	453	113
Splunk, Inc. (a)	45,667	9,044
Square, Inc. Class A (a)	25,439	3,940
SVMK, Inc. (a)	88,600	1,854
Teradyne, Inc.	49,648	4,362
Twilio, Inc. Class A (a)	164,094	45,777
Varonis Systems, Inc. (a)	152,970	17,679
Viavi Solutions, Inc. (a)	826,221	10,204
Visa, Inc. Class A	204,199	37,105
WEX, Inc. (a)	29,635	3,750
Workday, Inc. Class A (a)	56,907	11,957
Zendesk, Inc. (a)	97,799	10,850
		813,155

Materials (0.3%):
Kronos Bio, Inc. (a)(b)	174,350	4,898

		1,456,483
Total Common Stocks (Cost $1,072,623)		1,663,234

Rights (0.0%)(c)
United States (0.0%):

Health Care (0.0%):
Contra Clementia Pharmaceuticals (a)(e)(f)	14,251	—

Total Rights (Cost $19)		—

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Science & Technology Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value
Collateral for Securities Loaned^ (4.0%)
United States (4.0%):
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (g)	44,269,845	$44,270
HSBC U.S. Government Money Market Fund I Shares, 0.02% (g)	20,990,500	20,991
Total Collateral for Securities Loaned (Cost $65,261)		65,261

Total Investments (Cost $1,137,903) — 103.8%		1,728,495
Liabilities in excess of other assets — (3.8)%		(62,621)
NET ASSETS - 100.00%		$1,665,874

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Amount represents less than 0.05% of net assets.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of October 31, 2020, the fair value of these securities was $2,460 (thousands) and amounted to 0.1% of net assets.
(e)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of October 31, 2020, illiquid securities were 0.3% of the Fund’s net assets.
(f)	Security was fair valued based using significant unobservable inputs as of October 31, 2020.
(g)	Rate disclosed is the daily yield on October 31, 2020.

ADR—American Depositary Receipt
NYS—New York Registered Shares
PIPE—Private Investment in Public Equity
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Short-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (25.4%)
American Credit Acceptance Receivables Trust, Series 2018-3, Class D, 4.14%, 10/15/24, Callable 5/12/22 @ 100 (a)	$2,000	$2,055
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85%, 6/15/26, Callable 3/13/25 @ 100 (a)	3,000	3,037
AmeriCredit Automobile Receivables Trust, Series 2018-2, Class A3, 3.15%, 3/20/23, Callable 11/18/22 @ 100	1,718	1,738
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.24%, 4/8/22, Callable 3/8/21 @ 100 (b)	2,356	2,360
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.60%, 9/18/23, Callable 4/18/22 @ 100	5,000	5,097
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class D, 3.65%, 5/9/22, Callable 12/8/20 @ 100	3,992	3,994
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class D, 3.08%, 12/18/23, Callable 4/18/22 @ 100	1,921	1,979
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 3/15/23 @ 100 (a)	2,250	2,307
ARI Fleet Lease Trust, Series 2020-A, Class B, 2.06%, 11/15/28, Callable 3/15/23 @ 100 (a)	1,470	1,513
ARI Fleet Lease Trust, Series 2018-A, Class A2, 2.55%, 10/15/26, Callable 11/15/21 @ 100 (a)	392	393
ARI Fleet Lease Trust, Series 2018-A, Class A3, 2.84%, 10/15/26, Callable 11/15/21 @ 100 (a)	6,063	6,163
ARI Fleet Lease Trust, Series 2019-A, Class A3, 2.53%, 11/15/27, Callable 1/15/23 @ 100 (a)	5,000	5,204
ARL Second LLC, Series 2014-1A, Class A1, 2.92%, 6/15/44, Callable 6/15/24 @ 100 (a)	410	412
Ascentium Equipment Receivables Trust, Series 2017-1A, Class D, 3.80%, 1/10/24, Callable 7/10/21 @ 100 (a)	767	777
Ascentium Equipment Receivables Trust, Series 2017-1A, Class B, 2.85%, 10/10/21, Callable 7/10/21 @ 100 (a)	7,764	7,833
Ascentium Equipment Receivables Trust, Series 2017-2A, Class D, 3.56%, 10/10/25, Callable 12/10/21 @ 100 (a)	608	619
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.35%, 9/22/25 (a)	3,300	3,485
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.45%, 3/20/23 (a)	4,967	5,073
Avis Budget Rental Car Funding AESOP LLC, Series 2020- 1A, Class B, 2.68%, 8/20/26 (a)	4,000	3,988
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class B, 3.70%, 3/20/23 (a)	2,200	2,231
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class C, 4.94%, 6/20/22 (a)	2,827	2,833
Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class B, 3.36%, 11/20/22 (a)	5,000	5,038
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, 3/20/26 (a)	5,000	5,124
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 5/15/23 @ 100 (a)	1,400	1,460
Bank of The West Auto Trust, Series 2019-1, Class B, 2.76%, 1/15/25, Callable 5/15/23 @ 100 (a)	3,300	3,471
Bank of The West Auto Trust, Series 2017-1, Class A4, 2.33%, 9/15/23, Callable 2/15/22 @ 100 (a)	5,455	5,560
Bank of The West Auto Trust, Series 2018-1, Class A4, 3.59%, 12/15/23, Callable 3/15/22 @ 100 (a)	5,000	5,172
Bank of The West Auto Trust, Series 2017-1, Class C, 2.96%, 2/15/24, Callable 2/15/22 @ 100 (a)	5,000	5,128

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Bank of The West Auto Trust, Series 2019-1, Class A4, 2.51%, 10/15/24, Callable 5/15/23 @ 100 (a)	$7,500	$7,820
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24, Callable 5/20/23 @ 100 (a)	5,482	5,535
BCC Funding LLC, Series 2018-1A, Class A2, 2.96%, 6/20/23, Callable 10/20/21 @ 100 (a)	786	787
BCC Funding XVII LLC, Series 2020-1, Class B, 1.46%, 9/22/25, Callable 7/20/24 @ 100 (a)	2,667	2,666
BCC Funding XVII LLC, Series 2020-1, Class A2, 0.91%, 8/20/25, Callable 7/20/24 @ 100 (a)	1,875	1,875
California Republic Auto Receivables Trust, Series 2018-1, Class D, 4.33%, 4/15/25, Callable 8/15/22 @ 100	3,531	3,730
California Republic Auto Receivables Trust, Series 2018-1, Class B, 3.56%, 3/15/23, Callable 8/15/22 @ 100	3,084	3,146
Canadian Pacer Auto Receivables Trust, Series 2018-1A, Class C, 3.82%, 4/19/24, Callable 5/19/21 @ 100 (a)	10,000	10,172
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class B, 2.00%, 7/21/25, Callable 5/19/23 @ 100 (a)	2,000	2,038
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 2/19/22 @ 100 (a)	2,180	2,254
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class C, 4.07%, 3/19/25, Callable 2/19/22 @ 100 (a)	5,000	5,161
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class A4, 3.44%, 8/21/23, Callable 2/19/22 @ 100 (a)	5,135	5,306
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class C, 2.49%, 5/19/26, Callable 5/19/23 @ 100 (a)	2,000	2,047
Canadian Pacer Auto Receivables Trust, Series 2018-1, Class B, 3.47%, 2/19/23, Callable 5/19/21 @ 100 (a)	5,000	5,083
CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25, Callable 6/15/23 @ 100	5,163	5,376
CarMax Auto Owner Trust, Series 2018-2, Class D, 3.99%, 4/15/25, Callable 5/15/22 @ 100	800	831
CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25, Callable 9/15/23 @ 100	3,270	3,378
CarMax Auto Owner Trust, Series 2018-1, Class D, 3.37%, 7/15/24, Callable 2/15/22 @ 100	500	514
CarMax Auto Owner Trust, Series 2020-2, Class D, 5.75%, 5/17/27, Callable 8/15/23 @ 100	2,348	2,638
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 9/15/23 @ 100	3,188	3,318
CarMax Auto Owner Trust, Series 2019-1, Class B, 3.45%, 11/15/24, Callable 12/15/22 @ 100	1,923	2,038
CarMax Auto Owner Trust, Series 2020-2, Class B, 2.90%, 8/15/25, Callable 8/15/23 @ 100	1,806	1,927
CARS LP, Series 2020-1A, Class A1, 2.69%, 2/15/50, Callable 2/15/23 @ 100 (a)	4,133	4,245
CCG Receivables Trust, Series 2019-1, Class B, 3.22%, 9/14/26, Callable 8/14/22 @ 100 (a)	3,776	3,923
CCG Receivables Trust, Series 2019-2, Class B, 2.55%, 3/15/27, Callable 4/14/23 @ 100 (a)	3,500	3,605
Chase Auto Credit Linked Notes, Series 2020-1, Class B, 0.99%, 1/25/28, Callable 9/25/23 @ 100 (a)	5,000	5,003
Chase Auto Credit Linked Notes, Series 2020-1, Class D, 1.89%, 1/25/28, Callable 9/25/23 @ 100 (a)	1,125	1,125
Chase Auto Credit Linked Notes, Series 2020-1, Class C, 1.39%, 1/25/28, Callable 9/25/23 @ 100 (a)	2,750	2,749
Chesapeake Funding LLC, Series 2018-A1, Class A1, 3.04%, 4/15/30 (a)	1,130	1,147

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Chesapeake Funding LLC, Series 2018-2A, Class A1, 3.23%, 8/15/30, Callable 8/15/21 @ 100 (a)	$2,361	$2,394
Chesapeake Funding LLC, Series 2019-1A, Class B, 3.11%, 4/15/31, Callable 6/15/22 @ 100 (a)	6,000	6,202
CNH Equipment Trust, Series 2017-B, Class B, 2.47%, 12/16/24, Callable 8/15/21 @ 100	1,200	1,212
College Loan Corp. Trust, Series 2005-2, Class B, 0.73% (LIBOR03M+49bps), 1/15/37, Callable 7/15/28 @ 100 (c)	1,282	1,160
Conn's Receivables Funding LLC, Series 2020-A, Class A, 1.71%, Callable 8/15/22 @ 100 (a)(d)	5,750	5,751
Conn's Receivables Funding LLC, Series 2019-B, Class A, 2.66%, 6/17/24, Callable 11/15/21 @ 100 (a)	678	678
CPS Auto Receivables Trust, Series 2020-C, Class B, 1.01%, 1/15/25, Callable 10/15/24 @ 100 (a)	3,636	3,632
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class C, 2.59%, 6/15/29, Callable 4/15/24 @ 100 (a)	4,000	4,100
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39%, 4/16/29 (a)	2,059	2,094
Credit Acceptance Auto Loan Trust, Series 2017-2, Class C, 3.35%, 6/15/26 (a)	4,850	4,855
Credit Acceptance Auto Loan Trust, Series 2018-1, Class A, 3.01%, 2/16/27 (a)	677	679
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class B, 2.86%, 1/16/29 (a)	7,330	7,591
Credit Acceptance Auto Loan Trust, Series 2019- 3A, Class A, 2.38%, 11/15/28 (a)	2,250	2,308
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 3.55%, 8/15/27, Callable 10/15/21 @ 100 (a)	1,826	1,850
Credit Acceptance Auto Loan Trust, Series 2017-3, Class B, 3.21%, 8/17/26 (a)	1,186	1,191
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class B, 3.60%, 4/15/27 (a)	16,000	16,273
Dell Equipment Finance Trust, Series 2020-1, Class B, 2.98%, 4/24/23, Callable 8/22/22 @ 100 (a)	775	805
Dell Equipment Finance Trust, Series 2020-1, Class A3, 2.24%, 2/22/23, Callable 8/22/22 @ 100 (a)	2,813	2,890
Dell Equipment Finance Trust, Series 2020-2, Class B, 0.92%, 11/22/23, Callable 6/22/23 @ 100 (a)	3,000	2,991
Dell Equipment Finance Trust, Series 2020-2, Class A3, 0.57%, 10/23/23, Callable 6/22/23 @ 100 (a)	1,000	1,000
Dell Equipment Finance Trust, Series 2020-2, Class C, 1.37%, 1/22/24, Callable 6/22/23 @ 100 (a)	4,000	3,997
Dell Equipment Finance Trust, Series 2019-1, Class D, 3.45%, 3/24/25, Callable 12/22/21 @ 100 (a)	3,000	3,071
Dell Equipment Finance Trust, Series 2020-2, Class D, 1.92%, 3/23/26, Callable 6/22/23 @ 100 (a)	2,125	2,109
Dell Equipment Finance Trust, Series 2019-2, Class C, 2.18%, 10/22/24, Callable 7/22/22 @ 100 (a)	2,700	2,740
Dell Equipment Finance Trust, Series 2020-1, Class A2, 2.26%, 6/22/22, Callable 8/22/22 @ 100 (a)	2,000	2,028
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.81%, 5/15/24, Callable 4/15/22 @ 100	5,044	5,154
Drive Auto Receivables Trust, Series 2018-2, Class D, 4.14%, 8/15/24, Callable 9/15/22 @ 100	5,000	5,173
Drive Auto Receivables Trust, Series 2018-3, Class D, 4.30%, 9/16/24, Callable 7/15/22 @ 100	2,805	2,914
Drive Auto Receivables Trust, Series 2018-4, Class C, 3.66%, 11/15/24, Callable 8/15/22 @ 100	1,966	1,986

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Drive Auto Receivables Trust, Series 2018-5, Class B, 3.68%, 7/15/23, Callable 9/15/22 @ 100	$1,744	$1,750
Drive Auto Receivables Trust, Series 2018-4, Class D, 4.09%, 1/15/26, Callable 8/15/22 @ 100	2,000	2,084
DT Auto Owner Trust, Series 2018-2A, Class D, 4.15%, 3/15/24, Callable 8/15/22 @ 100 (a)	3,000	3,093
DT Auto Owner Trust, Series 2018-2A, Class C, 3.67%, 3/15/24, Callable 8/15/22 @ 100 (a)	2,039	2,052
DT Auto Owner Trust, Series 2019-4A, Class C, 2.73%, 7/15/25, Callable 9/15/23 @ 100 (a)	5,000	5,135
Element Rail Leasing I LLC, Series 2014-1A, Class A1, 2.30%, 4/19/44 (a)	352	353
Element Rail Leasing I LLC, Series 2014-1A, Class A2, 3.67%, 4/19/44 (a)	12,000	12,065
Enterprise Fleet Financing LLC, Series 2019-1, Class A3, 3.07%, 10/20/24 (a)	1,000	1,042
Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25 (a)	2,050	2,124
Enterprise Fleet Financing LLC, Series 2017-3, Class A3, 2.36%, 5/20/23 (a)	2,226	2,251
Evergreen Credit Card Trust, Series 2019-2, Class B, 2.27%, 9/15/24 (a)	3,562	3,652
Evergreen Credit Card Trust, Series 2019-1, Class C, 3.98%, 1/15/23 (a)	4,000	4,043
Evergreen Credit Card Trust, Series 2019-1, Class B, 3.59%, 1/15/23 (a)	3,740	3,772
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26%, 4/15/24, Callable 6/15/23 @ 100 (a)	2,566	2,600
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 4/15/23 @ 100 (a)	6,496	6,648
Exeter Automobile Receivables Trust, Series 2019-4, Class C, 2.44%, 9/16/24, Callable 5/15/23 @ 100 (a)	4,000	4,077
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49%, 1/15/25, Callable 6/15/23 @ 100 (a)	4,545	4,665
Exeter Automobile Receivables Trust, Series 2019-3, Class C, 2.79%, 5/15/24, Callable 5/15/23 @ 100 (a)	3,490	3,565
Exeter Automobile Receivables Trust, Series 2018-4, Class C, 3.97%, 9/15/23, Callable 12/15/22 @ 100 (a)	3,982	4,036
Exeter Automobile Receivables Trust, Series 2018-3, Class D, 4.35%, 6/17/24, Callable 12/15/22 @ 100 (a)	2,500	2,611
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32%, 7/15/25, Callable 10/15/24 @ 100	2,361	2,365
First Investors Auto Owner Trust, Series 2020-1A, Class C, 2.55%, 2/17/26, Callable 10/15/22 @ 100 (a)	5,000	5,137
First Investors Auto Owner Trust, Series 2019-2A, Class C, 2.71%, 12/15/25, Callable 12/15/22 @ 100 (a)	7,403	7,620
First Investors Auto Owner Trust, Series 2019-2, Class B, 2.47%, 1/15/25, Callable 12/15/22 @ 100 (a)	3,640	3,720
First Investors Auto Owner Trust, Series 2017-2, Class D, 3.56%, 9/15/23, Callable 12/15/21 @ 100 (a)	5,695	5,858
First Investors Auto Owner Trust, Series 2016-2A, Class D, 3.35%, 11/15/22, Callable 4/15/21 @ 100 (a)	2,500	2,528
Flagship Credit Auto Trust, Series 2020-4, Class B, 1.00%, 10/15/25, Callable 6/15/25 @ 100 (a)(e)	3,750	3,749
Flagship Credit Auto Trust, Series 2017-1, Class D, 4.23%, 5/15/23, Callable 11/15/21 @ 100 (a)	5,760	5,908
Flagship Credit Auto Trust, Series 2017-4, Class B, 2.66%, 10/17/22, Callable 10/15/22 @ 100 (a)	1,291	1,296
Flagship Credit Auto Trust, Series 2020-2, Class D, 5.75%, 4/15/26, Callable 6/15/24 @ 100 (a)	5,000	5,533
Ford Credit Auto Lease Trust, Series 2020-A, Class B, 2.05%, 6/15/23, Callable 8/15/22 @ 100	5,000	5,108

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31, Callable 2/15/25 @ 100 (a)	$5,000	$5,177
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100 (a)	5,000	5,173
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04%, 8/15/31, Callable 2/15/25 @ 100 (a)	2,667	2,787
GLS Auto Receivables Issuer Trust, Series 2020-3A, Class B, 1.38%, 8/15/24, Callable 4/15/25 @ 100 (a)	3,000	3,022
GM Financial Automobile Leasing Trust, Series 2020-1, Class B, 1.84%, 12/20/23, Callable 7/20/22 @ 100	3,261	3,317
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56%, 7/22/24, Callable 3/20/23 @ 100	1,625	1,676
GM Financial Automobile Leasing Trust, Series 2020-3, Class C, 1.11%, 10/21/24, Callable 4/20/23 @ 100	1,786	1,782
GM Financial Automobile Leasing Trust, Series 2020-3, Class B, 0.76%, 10/21/24, Callable 4/20/23 @ 100	2,000	2,001
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class C, 3.07%, 11/18/24, Callable 11/16/22 @ 100	2,000	2,093
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class B, 2.54%, 8/18/25, Callable 7/16/23 @ 100	1,500	1,573
GMF Floorplan Owner Revolving Trust, Series 2020-2, Class B, 0.96%, 10/15/25 (a)	1,750	1,749
GMF Floorplan Owner Revolving Trust, Series 2020-2, Class C, 1.31%, 10/15/25 (a)	2,250	2,250
Goal Capital Funding Trust, Series 2005-2, Class A4, 0.45% (LIBOR03M+20bps), 8/25/44, Callable 11/25/20 @ 100 (c)	4,377	4,278
Great American Auto Leasing, Inc., Series 2019-1, Class A4, 3.21%, 2/18/25, Callable 12/15/22 @ 100 (a)	1,000	1,049
GreatAmerica Leasing Receivables Funding LLC, Series 2018-1, Class A4, 2.83%, 6/17/24, Callable 11/15/21 @ 100 (a)	5,000	5,072
GreatAmerica Leasing Receivables Funding LLC, Series 2018-1, Class C, 3.14%, 6/16/25, Callable 11/15/21 @ 100 (a)	600	612
Hertz Vehicle Financing LP, Series 2019-1A, Class A, 3.71%, 3/25/23 (a)	1,553	1,554
Hertz Vehicle Financing LP, Series 2016-4A, Class A, 2.65%, 7/25/22 (a)	553	554
Hertz Vehicle Financing LP, Series 2019-1A, Class B, 4.10%, 3/25/23 (a)	870	867
HPEFS Equipment Trust, Series 2019-1A, Class B, 2.32%, 9/20/29, Callable 3/20/22 @ 100 (a)	1,750	1,780
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 3/20/22 @ 100 (a)	1,350	1,382
HPEFS Equipment Trust, Series 2020-1A, Class C, 2.03%, 2/20/30, Callable 10/20/22 @ 100 (a)	2,851	2,893
HPEFS Equipment Trust, Series 2020-2A, Class C, 2.00%, 7/22/30, Callable 11/20/22 @ 100 (a)	3,400	3,449
HPEFS Equipment Trust, Series 2020-2A, Class B, 1.20%, 7/22/30, Callable 11/20/22 @ 100 (a)	4,167	4,186
InSite Issuer LLC, Series 2020-1A, Class A, 1.50%, 9/15/50, Callable 9/15/24 @ 100 (a)	3,696	3,690
InSite Issuer LLC, Series 2016-1A, Class A, 2.88%, 11/15/46, Callable 11/15/22 @ 100 (a)	4,000	4,116
Iowa Student Loan Liquidity Corp., Series 2005-1, Class B, 0.57% (LIBOR03M+35bps), 9/25/37, Callable 12/25/21 @ 100 (c)	1,866	1,610
Kubota Credit Owner Trust, Series 2020-1A, Class A3, 1.96%, 3/15/24, Callable 10/15/23 @ 100 (a)	3,750	3,857
Kubota Credit Owner Trust, Series 2020-1A, Class A2, 1.92%, 12/15/22, Callable 10/15/23 @ 100 (a)	5,000	5,049
Master Credit Card Trust, Series 2019-2A, Class C, 2.83%, 7/21/21 (a)	2,750	2,778

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Master Credit Card Trust, Series 2019-2A, Class B, 2.39%, 7/21/21 (a)	$5,000	$5,052
Master Credit Card Trust, Series 2020-1A, Class B, 2.27%, 9/23/24 (a)	833	857
Master Credit Card Trust, Series 2020-1A, Class C, 2.59%, 9/23/24 (a)	2,125	2,187
Master Credit Card Trust, Series 2018-1A, Class C, 3.74%, 7/21/24 (a)	1,750	1,831
MMAF Equipment Finance LLC, Series 2020-BA, Class A5, 0.85%, 4/14/42, Callable 9/14/25 @ 100 (a)	5,000	4,930
MMAF Equipment Finance LLC, Series 2017-A, Class A4, 2.41%, 8/16/24, Callable 5/16/22 @ 100 (a)	2,450	2,481
MVW Owner Trust, Series 2017-1A, Class A, 2.42%, 12/20/34, Callable 4/20/23 @ 100 (a)	808	825
Nelnet Student Loan Trust, Series 2005-3, Class B, 0.51% (LIBOR03M+28bps), 9/22/37, Callable 12/22/20 @ 100 (c)	1,048	1,028
NP SPE II LLC, Series 2019-2A, Class A1, 2.86%, 11/19/49 (a)	3,999	4,015
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 10/20/27 @ 100 (a)	2,112	2,148
OSCAR US Funding Trust LLC, Series 2017-1A, Class A4, 3.30%, 5/10/24 (a)	2,500	2,536
OSCAR US Funding Trust LLC, Series 2017-2A, Class A3, 2.45%, 12/10/21 (a)	70	70
OSCAR US Funding Trust LLC, Series 2018-2A, Class A3, 3.39%, 9/12/22 (a)	3,528	3,565
OSCAR US Funding Trust LLC, Series 2018-1A, Class A3, 3.23%, 5/10/22 (a)	2,046	2,059
Pawnee Equipment Receivables LLC, Series 2019-1, Class A2, 2.29%, 10/15/24, Callable 3/15/23 @ 100 (a)	4,198	4,245
Pawnee Equipment Receivables LLC, Series 2020-1, Class B, 1.84%, 1/15/26, Callable 3/15/24 @ 100 (a)	930	931
Pawnee Equipment Receivables LLC, Series 2020-1, Class A, 1.37%, 11/17/25, Callable 3/15/24 @ 100 (a)	9,294	9,282
Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.31%, 11/16/26, Callable 8/15/24 @ 100 (a)	2,321	2,319
Prestige Auto Receivables Trust, Series 2016-2, Class C, 2.88%, 11/15/22, Callable 3/15/21 @ 100 (a)	499	500
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01%, 8/15/25, Callable 11/15/22 @ 100 (a)	5,000	5,121
Prestige Auto Receivables Trust, Series 2019-1A, Class B, 2.53%, 1/16/24, Callable 11/15/22 @ 100 (a)	5,000	5,076
Prestige Auto Receivables Trust, Series 2018-1A, Class C, 3.75%, 10/15/24, Callable 9/15/22 @ 100 (a)	5,500	5,628
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class C, 1.29%, 4/15/26, Callable 1/15/24 @ 100 (a)	7,400	7,421
Santander Retail Auto Lease Trust, Series 2020-A, Class B, 1.88%, 3/20/24, Callable 6/20/23 @ 100 (a)	5,500	5,625
Santander Retail Auto Lease Trust, Series 2019-C, Class C, 2.39%, 11/20/23, Callable 12/20/22 @ 100 (a)	1,783	1,823
SCF Equipment Leasing LLC, Series 2019-1A, Class B, 3.49%, 1/20/26, Callable 11/20/20 @ 100 (a)	5,500	5,694
SCF Equipment Leasing LLC, Series 2017-1, Class A, 3.77%, 1/20/23, Callable 8/20/21 @ 100 (a)	1,203	1,212
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 7/20/25 @ 100 (a)	3,824	3,855
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 7/20/25 @ 100 (a)	5,000	5,012
SCF Equipment Leasing LLC, Series 2020-1A, Class C, 2.60%, 8/21/28, Callable 7/20/25 @ 100 (a)	1,900	1,898
SCF Equipment Leasing LLC, Series 2019-2, Class B, 2.76%, 8/20/26, Callable 11/20/24 @ 100 (a)	2,000	2,063
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, Callable 11/20/20 @ 100 (a)	931	935

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
SCF Equipment Leasing LLC, Series 2019-1A, Class A2, 3.23%, 10/20/24, Callable 11/20/20 @ 100 (a)	$4,550	$4,633
Securitized Term Auto Receivables Trust, Series 2019-CRTA, Class B, 2.45%, 3/25/26, Callable 12/25/22 @ 100 (a)	1,105	1,128
Securitized Term Auto Receivables Trust, Series 2017-2A, Class A4, 2.29%, 3/25/22, Callable 1/25/21 @ 100 (a)	2,165	2,171
Securitized Term Auto Receivables Trust, Series 2019-CRTA, Class C, 2.85%, 3/25/26, Callable 12/25/22 @ 100 (a)	1,579	1,615
Synchrony Card Funding LLC, Series 2019-A1, Class A, 2.95%, 3/15/25	1,000	1,035
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	5,000	5,178
Synchrony Credit Card Master Note Trust, Series 2016-2, Class C, 2.95%, 5/15/24	4,565	4,587
TCF Auto Receivables Owner Trust, Series 2016-PT1, Class B, 2.92%, 10/17/22, Callable 1/15/21 @ 100 (a)	5,000	5,025
TCF Auto Receivables Owner Trust, Series 2015-2A, Class D, 4.24%, 8/15/22, Callable 11/15/20 @ 100 (a)	894	901
Tesla Auto Lease Trust, Series 2020-A, Class B, 1.18%, 1/22/24, Callable 4/20/23 @ 100 (a)	2,750	2,777
Transportation Finance Equipment Trust, Series 2019-1, Class A4, 1.88%, 3/25/24, Callable 6/23/23 @ 100 (a)	3,000	3,087
Trillium Credit Card Trust II, Series 2020-1A, Class B, 2.33%, 12/27/24 (a)	3,708	3,754
Trillium Credit Card Trust II, Series 2019-2A, Class A, 3.04%, 1/26/24 (a)	10,000	10,063
Trinity Rail Leasing LLC, Series 2019-2A, Class A1, 2.39%, 10/18/49, Callable 11/17/20 @ 100 (a)	2,169	2,211
Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.27%, 1/15/43, Callable 1/15/23 @ 100 (a)	1,510	1,523
United Auto Credit Securitization Trust, Series 2020-1, Class C, 2.15%, 2/10/25, Callable 8/10/22 @ 100 (a)	3,250	3,300
United Auto Credit Securitization Trust, Series 2020-1, Class D, 2.88%, 2/10/25, Callable 8/10/22 @ 100 (a)	750	769
United Auto Credit Securitization Trust, Series 2019-1, Class B, 3.03%, 4/10/24, Callable 12/10/21 @ 100 (a)	1,526	1,528
Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 9/15/23 @ 100 (a)	6,500	6,412
VB-S1 Issuer LLC, Series 2020-1A, Class C2, 3.03%, 6/15/50, Callable 6/15/24 @ 100 (a)	2,250	2,332
Volvo Financial Equipment LLC, Series 2020-1A, Class A4, 0.60%, 3/15/28, Callable 7/15/24 @ 100 (a)	1,750	1,743
Westlake Automobile Receivables Trust, Series 2018-3, Class C, 3.61%, 10/16/23, Callable 5/15/22 @ 100 (a)	3,000	3,040
Westlake Automobile Receivables Trust, Series 2020-1A, Class C, 2.52%, 4/15/25, Callable 8/15/23 @ 100 (a)	5,000	5,118
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, 10/16/23, Callable 5/15/22 @ 100 (a)	3,900	4,024
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 2/15/22 @ 100 (a)	14,450	14,797
Westlake Automobile Receivables Trust, Series 2018-1, Class E, 4.53%, 5/15/23, Callable 7/15/21 @ 100 (a)	5,000	5,112
Westlake Automobile Receivables Trust, Series 2017-2, Class D, 3.28%, 12/15/22, Callable 2/15/21 @ 100 (a)	1,499	1,510
Westlake Automobile Receivables Trust, Series 2019-1A, Class C, 3.45%, 3/15/24, Callable 8/15/22 @ 100 (a)	1,000	1,021
Wheels SPV 2 LLC, Series 2020-1A, Class A3, 0.62%, 8/20/29, Callable 11/20/22 @ 100 (a)	3,250	3,241

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
World Omni Auto Receivables Trust, Series 2018-D, Class B, 3.67%, 12/16/24, Callable 9/15/22 @ 100	$2,000	$2,110
World Omni Auto Receivables Trust, Series 2018-D, Class C, 3.87%, 8/15/25, Callable 9/15/22 @ 100	4,000	4,231
World Omni Select Auto Trust, Series 2018-1A, Class D, 4.13%, 1/15/25, Callable 5/15/22 @ 100 (a)	2,500	2,584
World Omni Select Auto Trust, Series 2020-A, Class B, 0.84%, 6/15/26, Callable 5/15/24 @ 100	5,750	5,712
World Omni Select Auto Trust, Series 2018-1, Class B, 3.68%, 7/15/23, Callable 5/15/22 @ 100 (a)	5,000	5,074
		719,695
Total Asset-Backed Securities (Cost $709,612)		719,695

Collateralized Mortgage Obligations (9.1%)
American Money Management Corp., Series 2016-19A, Class AR, 1.38% (LIBOR03M+114bps), 10/16/28, Callable 1/15/21 @ 100 (a)(c)	1,500	1,486
Annisa CLO Ltd., Series 2016-2, Class AR, 1.32% (LIBOR03M+110bps), 7/20/31, Callable 1/20/21 @ 100 (a)(c)	3,000	2,946
BBCMS Mortgage Trust, Series 2020-BID, Class A, 2.28% (LIBOR01M+214bps), 10/15/37 (a)(c)	3,000	2,982
BBCMS Mortgage Trust, Series 2020-BID, Class B, 2.68% (LIBOR01M+254bps), 10/15/37 (a)(c)	5,000	4,973
BBCMS Trust, Series 2013-TYSN, Class A2, 3.76%, 9/5/32 (a)	11,493	11,459
BBCMS Trust, Series 2013-TYSN, Class B, 4.04%, 9/5/32 (a)	3,500	3,495
BTH Mortgage-Backed Securities Trust, Series 2018-21, Class A, 2.65% (LIBOR01M+250bps), 10/7/21 (a)(c)	4,000	3,973
CHT Mortgage Trust, Series 2017-CSMO, Class C, 1.65% (LIBOR01M+150bps), 11/15/36 (a)(c)	9,500	9,038
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class B, 4.38%, 1/10/36 (a)	7,600	8,101
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class A, 3.34%, 5/10/36 (a)	7,338	7,766
COMM Mortgage Trust, Series 2020-CBM, Class B, 3.10%, 11/13/39 (a)	5,000	5,062
COMM Mortgage Trust, Series 2020-CBM, Class C, 3.40%, 11/13/39 (a)	6,875	6,791
COMM Mortgage Trust, Series 2012-CCRE2, Class XA, 1.62%, 8/15/45, Callable 7/15/22 @ 100 (f)(g)	58,042	1,198
COMM Mortgage Trust, Series 2012-CCRE4, Class XA, 1.69%, 10/15/45, Callable 8/15/22 @ 100 (f)(g)	53,470	1,457
COMM Mortgage Trust, Series 2020-CBM, Class A2, 2.90%, 11/13/39 (a)	5,620	5,591
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (a)(f)	5,000	5,356
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.43%, 7/10/50, Callable 6/10/25 @ 100 (f)	3,366	3,466
FREMF Mortgage Trust, Series 2011-K12, Class B, 4.34%, 1/25/46 (a)(f)	4,500	4,511
FREMF Mortgage Trust, Series 2012- K17, Class B, 4.32%, 12/25/44, Callable 12/25/21 @ 100 (a)(f)	9,335	9,667
FREMF Mortgage Trust, Series 2014-K717, Class B, 3.63%, 11/25/47, Callable 10/25/21 @ 100 (a)(f)	5,500	5,609
FREMF Mortgage Trust, Series 2014-K715, Class B, 4.00%, 2/25/46, Callable 1/25/21 @ 100 (a)(f)	10,000	10,046
FREMF Mortgage Trust, Series 2017-K724, Class B, 3.48%, 11/25/23, Callable 11/25/23 @ 100 (a)(f)	4,935	5,214

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
GS Mortgage Securities Corp. Trust, Series 2017-SLP, Class A, 3.42%, 10/10/32 (a)	$4,730	$4,829
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34 (a)	10,000	9,864
GS Mortgage Securities Corp. Trust, Series 2020-UPTN, Class A, 2.75%, 12/10/39 (a)	2,000	1,998
GS Mortgage Securities Trust, Series 2012-GC6, Class AS, 4.95%, 1/10/45 (a)	5,297	5,475
GS Mortgage Securities Trust, Series 2012-GCJ7, Class XA, 2.06%, 5/10/45, Callable 5/10/22 @ 100 (f)(g)	19,192	256
GS Mortgage Securities Trust, Series 2012-GCJ9, Class XA, 1.93%, 11/10/45, Callable 11/10/22 @ 100 (f)(g)	22,186	665
GS Mortgage Securities Trust, Series 2012-ALOH, Class A, 3.55%, 4/10/34 (a)	10,500	10,581
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (a)	7,000	7,053
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class XA, 1.76%, 10/15/45, Callable 9/15/22 @ 100 (f)(g)	18,902	498
Madison Park Funding Ltd., Series 2013-11A, Class AR, 1.37% (LIBOR03M+116bps), 7/23/29, Callable 1/23/21 @ 100 (a)(c)	6,750	6,699
Merit, Series 2020-HILL, Class B, 1.55% (LIBOR01M+140bps), 8/15/37 (a)(c)	4,000	3,994
Merit, Series 2020-HILL, Class A, 1.30% (LIBOR01M+115bps), 8/15/37 (a)(c)	2,500	2,495
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class XA, 1.61%, 11/15/45, Callable 6/15/22 @ 100 (a)(f)(g)	18,721	413
Morgan Stanley Capital I Trust, Series 2019-NUGS, Class B, 2.80% (LIBOR01M+130bps), 12/15/36 (a)(c)	3,846	3,898
Morgan Stanley Capital I Trust, Series 2017-CLS, Class B, 1.00% (LIBOR01M+85bps), 11/15/34 (a)(c)	1,100	1,093
Oaktree EIF Ltd., Series 2016-IIIA, Class B, 2.22% (LIBOR03M+200bps), 10/20/27, Callable 1/20/21 @ 100 (a)(c)	10,500	10,386
Palmer Square Loan Funding Ltd., Series 2019-2, Class A1, 1.19% (LIBOR03M+97bps), 4/20/27, Callable 1/20/21 @ 100 (a)(c)	2,001	1,986
Palmer Square Loan Funding Ltd., Series 2018-5A, Class A1, 1.07% (LIBOR03M+85bps), 1/20/27, Callable 1/20/21 @ 100 (a)(c)	2,891	2,869
Palmer Square Loan Funding Ltd., Series 2020-1A, Class A1, 1.05% (LIBOR03M+80bps), 2/20/28, Callable 2/20/21 @ 100 (a)(c)	4,775	4,754
Palmer Square Loan Funding Ltd., Series 2018-2A, Class A2, 1.29% (LIBOR03M+105bps), 7/15/26, Callable 1/15/21 @ 100 (a)(c)	1,970	1,942
Palmer Square Loan Funding Ltd., Series 2018-2A, Class A1, 0.89% (LIBOR03M+65bps), 7/15/26, Callable 1/15/21 @ 100 (a)(c)	1,820	1,807
Palmer Square Loan Funding Ltd., Series 2020-1A, Class A2, 1.60% (LIBOR03M+135bps), 2/20/28, Callable 2/20/21 @ 100 (a)(c)	4,600	4,488
Palmer Square Loan Funding Ltd., Series 2019-3, Class A1, 1.10% (LIBOR03M+85bps), 8/20/27, Callable 11/20/20 @ 100 (a)(c)	3,916	3,892
Race Point CLO Ltd., Series 2016-10A, Class A1R, 1.31% (LIBOR03M+110bps), 7/25/31, Callable 1/25/21 @ 100 (a)(c)	4,437	4,370
Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.00%, 5/25/43, Callable 11/25/22 @ 100 (a)(f)	1,695	1,739
TIAA CLO Ltd., Series 2017-1A, Class A, 1.50% (LIBOR03M+128bps), 4/20/29, Callable 1/20/21 @ 100 (a)(c)	2,500	2,479
Trinitas CLO Ltd., Series 2016-5A, Class AR, 1.60% (LIBOR03M+139bps), 10/25/28, Callable 1/25/21 @ 100 (a)(c)	3,245	3,218
Trinitas CLO Ltd., Series 2017-6A, Class AR, 1.38% (LIBOR03M+117bps), 7/25/29, Callable 1/25/21 @ 100 (a)(c)	5,000	4,925
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.06%, 5/10/45, Callable 4/10/22 @ 100 (f)(g)	35,002	670

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.06%, 5/10/45, Callable 4/10/22 @ 100 (a)(f)(g)	$46,226	$884
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class XA, 1.81%, 8/10/49, Callable 9/10/22 @ 100 (a)(f)	23,039	603
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class XA, 1.74%, 10/15/45, Callable 9/15/22 @ 100 (a)(f)(g)	23,034	613
WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44, Callable 9/15/21 @ 100	2,116	2,149
WFRBS Commercial Mortgage Trust, Series 2011-C5, Class B, 5.66%, 11/15/44, Callable 10/15/21 @ 100 (a)(f)	5,348	5,517
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class A3, 3.65%, 12/15/46, Callable 11/15/20 @ 100	1,576	1,579
WFRBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.90%, 6/15/44 (a)(f)	15,000	15,316
		256,184

Total Collateralized Mortgage Obligations (Cost $250,769)		256,184

Preferred Stocks (0.4%)
Financials (0.2%):
Citigroup Capital, cumulative redeemable, 6.58% (LIBOR03M+637bps), 10/30/40 (c)	200,000	5,480

Real Estate (0.2%):
SunTrust Real Estate Investment Corp., non-cumulative, 9.00% (d)(h)(i)	50	5,238

Total Preferred Stocks (Cost $10,920)		10,718

Convertible Corporate Bonds (0.5%)
Energy (0.2%):
PDC Energy, Inc., 1.13%, 9/15/21	5,000	4,795
Whiting Petroleum Corp., 1.25%, 12/31/49 (i)(j)	9,006	—
		4,795

Health Care (0.3%):
Teva Pharmaceutical Finance LLC, 0.25%, 2/1/26, Callable 11/30/20 @ 100	10,905	10,751

Total Convertible Corporate Bonds (Cost $14,932)		15,546

Senior Secured Loans (0.2%)
The Boeing Co.,2/6/22 (c) (e) (r)	5,000	4,892

Total Senior Secured Loans (Cost $4,925)		4,892

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (40.3%)
Communication Services (0.3%):
AMC Networks, Inc., 4.75%, 12/15/22, Callable 12/10/20 @ 100.79	$3,088	$3,089
CenturyLink, Inc., 6.45%, 6/15/21	3,600	3,686
Sprint Spectrum, 3.36%, 3/20/23 (a)	3,900	3,945
		10,720

Consumer Discretionary (3.3%):
Association of American Medical Colleges
2.27%, 10/1/25	4,145	4,152
2.39%, 10/1/26	4,275	4,277
Duke University Health System, Inc., 2.26%, 6/1/26	700	741
Expedia Group, Inc.
3.60%, 12/15/23, Callable 11/15/23 @ 100 (a)	5,000	5,141
6.25%, 5/1/25, Callable 2/1/25 @ 100 (a)	5,000	5,498
Ford Motor Co., 8.50%, 4/21/23 (b)	5,692	6,281
Horace Mann School, 2.48%, 7/1/22	2,500	2,572
Howard University
2.64%, 10/1/21	500	499
2.80%, 10/1/23	1,000	1,051
2.42%, 10/1/24	1,350	1,426
2.52%, 10/1/25	1,000	1,061
Hyatt Hotels Corp., 5.38%, 4/23/25, Callable 3/23/25 @ 100 (b)	3,000	3,247
International Game Technology PLC, 6.25%, 2/15/22, Callable 8/15/21 @ 100 (a)	1,293	1,325
Lennar Corp.
4.75%, 4/1/21	1,000	1,008
6.25%, 12/15/21, Callable 6/15/21 @ 100	3,000	3,088
4.75%, 11/15/22, Callable 8/15/22 @ 100	1,435	1,509
Macys Retail Holdings, Inc., 3.45%, 1/15/21, Callable 12/15/20 @ 100 (l)	4,994	4,965
Nissan Motor Acceptance Corp., 0.86% (LIBOR03M+63bps), 9/21/21 (a)(c)	5,000	4,970
Nordstrom, Inc., 4.00%, 10/15/21, Callable 7/15/21 @ 100	5,000	4,972
Pultegroup, Inc., 4.25%, 3/1/21, Callable 2/1/21 @ 100	5,500	5,535
QVC, Inc., 4.38%, 3/15/23	6,770	7,014
Smithsonian Institution, 0.97%, 9/1/23	1,400	1,415
Toll Brothers Finance Corp., 5.88%, 2/15/22, Callable 11/15/21 @ 100	2,800	2,912
Volkswagen Group of America Finance LLC
3.88%, 11/13/20 (a)	2,000	2,002
2.50%, 9/24/21 (a)	5,000	5,088
2.70%, 9/26/22 (a)	5,000	5,183
3.13%, 5/12/23 (a)	5,000	5,283
YMCA of Greater New York, 2.26%, 8/1/21	300	304
		92,519

Consumer Staples (1.2%):
Cargill, Inc., 3.25%, 3/1/23 (a)	2,500	2,657
Philip Morris International, Inc., 2.63%, 2/18/22, Callable 1/18/22 @ 100	5,000	5,135
Smithfield Foods, Inc., 2.65%, 10/3/21, Callable 9/3/21 @ 100 (a)	13,425	13,503
Walmart, Inc.
2.85%, 7/8/24, Callable 6/8/24 @ 100	5,000	5,407
3.55%, 6/26/25, Callable 4/26/25 @ 100	5,000	5,644
		32,346

Energy (9.2%):
Antero Resources Corp., 5.13%, 12/1/22, Callable 12/10/20 @ 100	2,582	2,393
Apache Corp., 3.63%, 2/1/21	10,113	10,113

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Buckeye Partners LP
4.88%, 2/1/21 (l)	$12,364	$12,364
4.15%, 7/1/23, Callable 4/1/23 @ 100	5,000	4,940
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (b)	10,252	9,753
DCP Midstream Operating LP, 4.75%, 9/30/21, Callable 6/30/21 @ 100 (a)	6,645	6,823
Diamondback Energy, Inc., 5.38%, 5/31/25, Callable 12/10/20 @ 104.03	3,000	3,105
Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	10,000	9,813
Energy Transfer Operating LP
5.20%, 2/1/22, Callable 11/1/21 @ 100	7,684	7,948
4.20%, 9/15/23, Callable 8/15/23 @ 100	5,000	5,282
EQM Midstream Partners LP
4.75%, 7/15/23, Callable 6/15/23 @ 100 (b)	5,000	4,973
4.00%, 8/1/24, Callable 5/1/24 @ 100	9,645	9,358
EQT Corp.
3.00%, 10/1/22, Callable 9/1/22 @ 100 (l)	15,000	14,991
6.13%, 2/1/25, Callable 1/1/25 @ 100	7,000	7,788
Exxon Mobil Corp., 2.99%, 3/19/25, Callable 2/19/25 @ 100 (b)	10,000	10,891
Gray Oak Pipeline LLC, 2.00%, 9/15/23 (a)	8,334	8,365
HollyFrontier Corp., 2.63%, 10/1/23	10,000	9,907
Kinder Morgan, Inc., 5.00%, 2/15/21, Callable 1/15/21 @ 100 (a)	2,300	2,320
Marathon Petroleum Corp.
4.50%, 5/1/23, Callable 4/1/23 @ 100 (b)	5,000	5,378
4.75%, 12/15/23, Callable 10/15/23 @ 100	1,494	1,641
5.13%, 4/1/24, Callable 12/10/20 @ 101.71	5,000	5,035
Midwest Connector Capital Co. LLC, 3.63%, 4/1/22, Callable 3/1/22 @ 100 (a)	25,000	25,230
MPLX LP, 3.50%, 12/1/22, Callable 11/1/22 @ 100	5,691	5,956
Newfield Exploration Co., 5.75%, 1/30/22	4,000	4,022
NuStar Logistics LP, 6.75%, 2/1/21	1,700	1,714
Occidental Petroleum Corp.
4.85%, 3/15/21, Callable 2/15/21 @ 100	2,025	2,025
2.70%, 8/15/22	5,000	4,619
3.45%, 7/15/24, Callable 4/15/24 @ 100 (l)	3,000	2,539
2.90%, 8/15/24, Callable 7/15/24 @ 100	6,000	4,994
5.88%, 9/1/25, Callable 6/1/25 @ 100	2,000	1,759
ONEOK, Inc., 5.85%, 1/15/26, Callable 12/15/25 @ 100	5,000	5,693
Plains All American Pipeline LP/PAA Finance Corp., 5.00%, 2/1/21	12,409	12,409
Sunoco Logistics Partners Operations LP, 4.40%, 4/1/21, Callable 3/1/21 @ 100	5,032	5,092
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.25%, 5/1/23	4,000	4,000
Valero Energy Corp.
2.70%, 4/15/23 (b)	9,302	9,573
1.20%, 3/15/24	5,500	5,408
Western Midstream Operating LP
4.00%, 7/1/22, Callable 4/1/22 @ 100	5,000	5,005
3.10%, 2/1/25, Callable 1/1/25 @ 100	8,421	7,960
		261,179

Financials (13.7%):
Alleghany Corp., 4.95%, 6/27/22	1,250	1,335
Ares Capital Corp., 3.25%, 7/15/25, Callable 6/15/25 @ 100	5,000	5,020
Associated Bank NA, 3.50%, 8/13/21, Callable 7/13/21 @ 100	5,000	5,096
Assurant, Inc.
1.48% (LIBOR03M+125bps), 3/26/21, Callable 11/25/20 @ 100 (c)	834	824
4.20%, 9/27/23, Callable 8/27/23 @ 100	5,000	5,408
Athene Global Funding

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
2.80%, 5/26/23 (a)	$5,000	$5,214
1.20%, 10/13/23 (a)	5,000	5,007
BancorpSouth Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (c)	8,571	8,643
Bank of America Corp., 3.12% (LIBOR03M+116bps), 1/20/23, MTN, Callable 1/20/22 @ 100 (c)	5,000	5,152
BB&T Corp., 4.25%, 9/30/24	1,955	2,184
BBVA USA, 2.88%, 6/29/22, Callable 5/29/22 @ 100	3,750	3,877
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (c)	9,667	8,419
Capital One Financial Corp., 3.05%, 3/9/22, Callable 2/9/22 @ 100	5,000	5,161
CIT Group, Inc., 4.13%, 3/9/21, Callable 2/9/21 @ 100	6,946	6,990
Citigroup, Inc., 3.14% (LIBOR03M+72bps), 1/24/23, Callable 1/24/22 @ 100 (c)	5,000	5,152
Citizens Financial Group, Inc., 4.15%, 9/28/22 (a)	1,283	1,356
City National Bank, 5.38%, 7/15/22	2,000	2,164
DAE Funding LLC
5.25%, 11/15/21, Callable 10/15/21 @ 100 (a)	5,000	5,060
4.50%, 8/1/22, Callable 12/10/20 @ 101.13 (a)	2,370	2,388
Dime Community Bancshares, Inc., 4.50% (LIBOR03M+266bps), 6/15/27, Callable 6/15/22 @ 100 (c)	3,750	3,786
First Citizens Bancshare, Inc., 3.37% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (c)	10,871	10,849
First Horizon National Corp., 3.55%, 5/26/23, Callable 4/26/23 @ 100	5,000	5,256
Flagstar Bancorp, Inc., 6.13%, 7/15/21, Callable 6/15/21 @ 100	500	497
FNB Corp., 2.20%, 2/24/23, Callable 1/24/23 @ 100	6,349	6,392
Ford Motor Credit Co. LLC, 3.20%, 1/15/21 (b)	4,000	3,995
Fulton Financial Corp.
3.60%, 3/16/22	9,750	9,994
3.25% (SOFR+230bps), 3/15/30, Callable 3/15/25 @ 100 (c)	10,000	9,973
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	2,000	2,001
Hilltop Holdings, Inc., 5.75% (SOFR+568bps), 5/15/30, Callable 5/15/25 @ 100 (c)	5,000	5,015
HSBC Finance Corp., 6.68%, 1/15/21	14,646	14,786
Infinity Property & Casualty Corp., 5.00%, 9/19/22	21,955	23,343
JPMorgan Chase & Co., 2.78% (LIBOR03M+94bps), 4/25/23, Callable 4/25/22 @ 100 (c)	5,000	5,172
KeyBank NA, 2.30%, 9/14/22	5,000	5,179
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.88%, 8/1/21, Callable 12/10/20 @ 100 (a)	4,993	4,973
Main Street Capital Corp., 5.20%, 5/1/24	5,200	5,444
MB Financial Bank NA, 4.00% (LIBOR03M+187bps), 12/1/27, Callable 12/1/22 @ 100 (c)	3,000	3,002
Mobr-04 LLC (LOC - Compass Bank), 1.16%, 9/1/24 (b)	3,200	3,200
National Securities Clearing Corp., 1.20%, 4/23/23 (a)	5,000	5,092
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (c)(l)	8,242	8,345
Pinnacle Bank/Nashville, 3.34% (LIBOR03M+313bps), 7/30/25, Callable 1/30/21 @ 100 (c)	5,000	4,811
Pinnacle Financial Partners, Inc., 5.25% (LIBOR03M+388bps), 11/16/26, Callable 11/16/21 @ 100 (a)(c)	3,800	3,809
Protective Life Global Funding, 3.10%, 4/15/24 (a)	5,000	5,370
Reliance Standard Life Global Funding II
3.85%, 9/19/23 (a)	5,000	5,379
2.75%, 5/7/25 (a)	5,000	5,245
Santander Holdings USA, Inc.
4.45%, 12/3/21, Callable 11/3/21 @ 100	5,000	5,186
3.70%, 3/28/22, Callable 2/28/22 @ 100	15,000	15,532
3.45%, 6/2/25, Callable 5/2/25 @ 100	4,179	4,503

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (c)	$11,650	$11,768
SL Green Operating Partnership LP, 3.25%, 10/15/22, Callable 9/15/22 @ 100	2,612	2,666
StanCorp Financial Group, Inc., 5.00%, 8/15/22	5,366	5,713
Starwood Property Trust, Inc., 3.63%, 2/1/21, Callable 11/18/20 @ 100	6,250	6,252
State Street Corp., 2.83% (SOFR+269bps), 3/30/23, Callable 3/30/22 @ 100 (a)(c)	5,000	5,170
Sterling Bancorp, 4.00% (SOFR+253bps), 12/30/29, Callable 12/30/24 @ 100 (c)	8,750	8,766
Sterling National Bank, 5.25% (LIBOR03M+394bps), 4/1/26, Callable 4/1/21 @ 100 (c)	3,750	3,782
SunTrust Bank, 3.00%, 2/2/23, Callable 1/2/23 @ 100	10,000	10,540
Synovus Bank, 2.29% (SOFR+95bps), 2/10/23, Callable 2/10/22 @ 100 (c)	4,776	4,833
TCF National Bank
4.12% (LIBOR03M+238bps), 7/2/29, Callable 7/2/24 @ 100 (c)	5,000	4,892
5.50% (LIBOR03M+509bps), 5/6/30, Callable 5/6/25 @ 100 (c)	10,000	10,312
TIAA FSB Holdings, Inc., 6.00% (LIBOR03M+470bps), 3/15/26, Callable 3/15/21 @ 100 (c)	5,718	5,814
UMB Financial Corp., 3.70% (H15T5Y+344bps), 9/17/30, Callable 9/17/25 @ 100 (c)	3,750	3,719
United Financial Bancorp, Inc., 5.75%, 10/1/24	4,120	4,601
WEA Finance LLC, 3.15%, 4/5/22, Callable 3/5/22 @ 100 (a)	5,000	5,077
Wells Fargo & Co.
3.07%, 1/24/23, Callable 1/24/22 @ 100	10,000	10,300
2.16% (LIBOR03M+75bps), 2/11/26, Callable 2/11/25 @ 100, MTN (c)	5,000	5,196
Wells Fargo Bank NA, 2.60%, 1/15/21	5,000	5,023
Zions Bancorp NA, 3.35%, 3/4/22, Callable 2/4/22 @ 100 (b)(l)	3,900	4,022
		389,025

Health Care (1.1%):
Bristol-Myers Squibb Co.
2.75%, 2/15/23, Callable 1/15/23 @ 100	10,000	10,513
3.25%, 2/20/23, Callable 1/20/23 @ 100	5,000	5,310
Centene Corp., 4.75%, 1/15/25, Callable 12/10/20 @ 103.56	930	956
Fresenius Medical Care U.S. Finance, Inc., 5.75%, 2/15/21 (a)	5,000	5,070
Fresenius U.S. Finance II, Inc., 4.50%, 1/15/23, Callable 10/17/22 @ 100 (a)(l)	4,000	4,239
SSM Health Care Corp., 3.69%, 6/1/23, Callable 3/1/23 @ 100	4,330	4,647
		30,735

Industrials (4.8%):
Air Lease Corp.
2.50%, 3/1/21	8,438	8,484
3.88%, 4/1/21, Callable 3/1/21 @ 100	3,000	3,027
0.92% (LIBOR03M+67bps), 6/3/21, MTN (c)	5,000	4,982
3.50%, 1/15/22	5,500	5,619
2.25%, 1/15/23	5,000	5,036
Aircastle Ltd.
5.13%, 3/15/21	15,466	15,677
4.25%, 6/15/26, Callable 4/15/26 @ 100	5,000	4,712
American Airlines Pass Through Trust
4.38%, 4/1/24	3,240	2,150
4.40%, 3/22/25	6,668	4,554
4.38%, 12/15/25 (a)	5,823	3,754
Aviation Capital Group LLC, 5.50%, 12/15/24, Callable 11/15/24 @ 100 (a)	5,000	5,207

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Continental Airlines Pass Through Trust

4.75%, 7/12/22	$4,794	$4,798
Delta Air Lines Pass Through Trust, 2.00%, 12/10/29	5,000	4,829
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25 (a)	5,852	5,938
Fluor Corp., 3.50%, 12/15/24, Callable 9/15/24 @ 100 (l)	6,000	5,434
Howmet Aerospace, Inc., 6.88%, 5/1/25, Callable 4/1/25 @ 100 (b)	5,000	5,559
PACCAR Financial Corp., 2.65%, 4/6/23, MTN	5,000	5,277
Southwest Airlines Co.
4.75%, 5/4/23	5,000	5,359
5.25%, 5/4/25, Callable 4/4/25 @ 100	15,000	16,643
Spirit AeroSystems, Inc., 3.95%, 6/15/23, Callable 5/15/23 @ 100	1,181	1,060
The Boeing Co.
1.95%, 2/1/24	2,000	1,992
2.75%, 2/1/26, Callable 1/1/26 @ 100	3,000	2,999
U.S. Airways, 5.38%, 5/15/23	10,429	8,753
U.S. Airways (INS - MBIA Insurance Corp.), 7.08%, 9/20/22	153	147
United Airlines Pass Through Trust
5.38%, 2/15/23	2,243	2,239
4.63%, 3/3/24	840	781
		135,010

Information Technology (0.1%):
Microchip Technology, Inc., 3.92%, 6/1/21	2,000	2,038

Materials (0.6%):
Albemarle Corp., 1.33% (LIBOR03M+105bps), 11/15/22, Callable 11/25/20 @ 100 (c)	6,364	6,358
Huntsman International LLC, 5.13%, 11/15/22, Callable 8/15/22 @ 100	3,000	3,214
Reliance Steel & Aluminum Co., 4.50%, 4/15/23, Callable 1/15/23 @ 100	8,403	9,074
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 5.13%, 7/15/23, Callable 12/10/20 @ 101.28 (a)	99	100
		18,746

Real Estate (3.1%):
American Tower Trust #1, 3.07%, 3/15/48, Callable 9/15/21 @ 100 (a)	3,760	3,837
Boston Properties LP, 4.13%, 5/15/21, Callable 2/15/21 @ 100	5,398	5,454
CoreCivic, Inc., 5.00%, 10/15/22, Callable 7/15/22 @ 100	12,437	11,939
Federal Realty Investment Trust, 2.55%, 1/15/21, Callable 12/15/20 @ 100	1,125	1,127
Lexington Realty Trust, 4.25%, 6/15/23, Callable 3/15/23 @ 100	6,360	6,765
Nationwide Health Properties, Inc., 6.90%, 10/1/37, , MTN	2,950	3,606
Office Properties Income Trust, 4.00%, 7/15/22, Callable 6/15/22 @ 100	7,500	7,553
Realty Income Corp., 3.25%, 10/15/22, Callable 7/15/22 @ 100	10,000	10,464
SBA Tower Trust
2.84%, 1/15/25 (a)	6,923	7,299
3.45%, 3/15/48 (a)	10,000	10,635
1.88%, 7/15/50 (a)	3,500	3,559
Senior Housing Properties Trust, 6.75%, 12/15/21, Callable 6/15/21 @ 100	6,890	7,015
SL Green Realty Corp., 4.50%, 12/1/22, Callable 9/1/22 @ 100 (l)	5,000	5,226
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25, Callable 2/15/22 @ 101.75 (a)	3,636	3,649
		88,128

Utilities (2.9%):
Delmarva Power & Light Co., 3.50%, 11/15/23, Callable 8/15/23 @ 100	5,858	6,345

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Dominion Energy, Inc., 2.72%, 8/15/21 (n)	$5,000	$5,082
Duke Energy Corp., 2.40%, 8/15/22, Callable 7/15/22 @ 100	5,000	5,161
National Fuel Gas Co.
4.90%, 12/1/21, Callable 9/1/21 @ 100	5,000	5,163
5.50%, 1/15/26, Callable 12/15/25 @ 100	5,000	5,470
Public Service Electric & Gas Co., 3.25%, 9/1/23, MTN, Callable 8/1/23 @ 100	5,000	5,381
Sierra Pacific Power Co., 3.38%, 8/15/23, Callable 5/15/23 @ 100	4,299	4,612
Southern Co. Gas Capital Corp., 2.45%, 10/1/23, Callable 8/1/23 @ 100	10,000	10,492
Southern Power Co., 2.75%, 9/20/23, Callable 7/20/23 @ 100	9,500	10,010
Southern Star Central Corp., 5.13%, 7/15/22, Callable 12/10/20 @ 100 (a)	13,987	13,986
System Energy Resources, Inc., 4.10%, 4/1/23, Callable 1/1/23 @ 100	3,630	3,892
Virginia Electric & Power Co., 2.75%, 3/15/23, Callable 12/15/22 @ 100	5,000	5,233
		80,827

Total Corporate Bonds (Cost $1,125,042)		1,141,273

Yankee Dollar (11.1%)
Communication Services (0.5%):
Deutsche Telekom International Finance BV, 2.82%, 1/19/22, Callable 12/19/21 @ 100 (a)(l)	5,000	5,119
Pearson Funding Four PLC, 3.75%, 5/8/22 (a)	7,250	7,396
		12,515

Consumer Discretionary (0.1%):
Nissan Motor Co. Ltd., 3.04%, 9/15/23 (a)	4,000	4,058

Consumer Staples (1.9%):
Alimentation Couche-Tard, Inc., 2.70%, 7/26/22, Callable 6/26/22 @ 100 (a)	5,000	5,164
Avon International Capital PLC, 6.50%, 8/15/22 (a)	11,995	12,231
Grupo Bimbo Sab de CV, 4.50%, 1/25/22 (a)	18,588	19,410
Reckitt Benckiser Treasury Services PLC, 2.38%, 6/24/22, Callable 5/24/22 @ 100 (a)	15,000	15,424
		52,229

Energy (0.7%):
Aker BP ASA
5.88%, 3/31/25, Callable 3/31/21 @ 102.94 (a)	4,406	4,578
2.88%, 1/15/26, Callable 12/15/25 @ 100 (a)	4,375	4,337
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/27 (a)(e)	2,500	2,484
Suncor Energy Ventures Corp., 4.50%, 4/1/22 (a)	8,500	8,816
		20,215

Financials (3.6%):
BAT International Finance PLC, 1.67%, 3/25/26, Callable 2/25/26 @ 100	5,000	5,019
BBVA Bancomer SA
6.50%, 3/10/21	3,000	3,049
6.50%, 3/10/21 (a)	15,000	15,247
Lloyds Banking Group PLC, 2.91% (LIBOR03M+81bps), 11/7/23, Callable 11/7/22 @ 100 (c)	10,000	10,401
ORIX Corp., 2.90%, 7/18/22	10,000	10,364
Park Aerospace Holdings Ltd.
3.63%, 3/15/21, Callable 2/15/21 @ 100 (a)	2,000	2,006

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.25%, 8/15/22, Callable 7/15/22 @ 100 (a)	$8,000	$8,240
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	13,000	14,232
Santander UK Group Holdings PLC
3.57%, 1/10/23, Callable 1/10/22 @ 100	5,000	5,155
3.37% (LIBOR03M+108bps), 1/5/24, Callable 1/5/23 @ 100 (c)	5,000	5,239
Silversea Cruise Finance Ltd., 7.25%, 2/1/25, Callable 11/20/20 @ 105.44 (a)(b)	22,790	22,908
		101,860

Industrials (2.8%):
Aercap Ireland Capital DAC/Aercap Global Aviation Trust, 5.00%, 10/1/21	2,700	2,777

4.50%, 5/15/21	5,000	5,074
3.15%, 2/15/24, Callable 1/15/24 @ 100	5,000	4,956
Air Canada Pass Through Trust
5.38%, 11/15/22 (a)	3,504	3,163
4.13%, 11/15/26 (a)	5,002	4,532
Aircastle Ltd., 4.40%, 9/25/23, Callable 8/25/23 @ 100	5,000	5,031
Avolon Holdings Funding Ltd.
3.95%, 7/1/24, Callable 6/1/24 @ 100 (a)	5,000	4,902
2.88%, 2/15/25, Callable 1/15/25 @ 100 (a)	10,000	9,386
CK Hutchison International 16 Ltd., 1.88%, 10/3/21 (a)	10,000	10,087
CK Hutchison International 17 II Ltd., 2.75%, 9/29/23	4,907	5,112
CK Hutchison International 17 Ltd., 2.88%, 4/5/22 (a)(l)	5,000	5,136
Heathrow Funding Ltd., 4.88%, 7/15/21 (a)	9,624	9,845
Smiths Group PLC, 3.63%, 10/12/22 (a)	7,306	7,645
		77,646

Materials (0.4%):
Braskem Netherlands Finance BV, 3.50%, 1/10/23, Callable 12/10/22 @ 100 (a)	5,000	5,046
Lyondellbasell Industries NV, 6.00%, 11/15/21 (b)	2,061	2,148
POSCO, 2.38%, 1/17/23 (a)	5,000	5,125
		12,319

Real Estate (0.3%):
Scentre Group Trust 1/Scentre Group Trust 2, 2.38%, 4/28/21, Callable 3/29/21 @ 100 (a)(b)(l)	7,995	8,033

Sovereign Bond (0.3%):
Province of Alberta Canada, 3.35%, 11/1/23	5,000	5,428
Province of Canada, 2.45%, 6/29/22	5,000	5,175
		10,603

Utilities (0.5%):
Comision Federal de Electricidad
4.88%, 5/26/21	10,000	10,203
4.88%, 5/26/21 (a)	5,000	5,101
		15,304

Total Yankee Dollar (Cost $310,845)		314,782

Municipal Bonds (10.9%)
Alabama (0.3%):
Auburn University Revenue, Series C, 0.82%, 6/1/24	2,760	2,774
City of Birmingham AL, GO, 0.86%, 3/1/24	1,585	1,585

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
The Water Works Board of The City of Birmingham Revenue
2.20%, 1/1/24	$1,000	$1,051
2.36%, 1/1/25	2,000	2,129
		7,539
Alaska (0.0%):(o)
University of Alaska Revenue
Series W, 1.70%, 10/1/22	900	910
Series W, 1.83%, 10/1/23	1,000	1,017
		1,927
Arizona (0.1%):
City of Flagstaff AZ Certificate participation, Series A, 0.97%, 5/1/23	1,000	1,002
City of Phoenix Civic Improvement Corp. Revenue
0.68%, 7/1/23	1,000	1,003
2.37%, 7/1/25	1,500	1,524
		3,529
California (0.5%):
California Statewide Communities Development Authority Revenue, 2.15%, 11/15/30, Continuously Callable @100	5,000	5,005
California Statewide Communities Development Authority Revenue (NBGA - California Health Insurance Construction Loan Insurance Program), 2.05%, 8/1/30	3,000	3,009
City of Riverside CA Revenue, Series A, 1.75%, 6/1/22	670	678
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 2.63%, 8/1/22	4,750	4,932
Sequoia Union High School District, GO, 1.74%, 7/1/25	1,250	1,300
		14,924
Colorado (0.5%):
City & County of Denver Co. Airport System Revenue
Series C, 0.88%, 11/15/23	1,850	1,846
Series C, 1.12%, 11/15/24	1,330	1,328
City of Loveland Electric & Communications Enterprise Revenue, 2.97%, 12/1/24	2,280	2,494
Colorado Health Facilities Authority Revenue
2.80%, 12/1/26	700	703
Series B, 2.24%, 11/1/22	530	538
Series B, 2.40%, 11/1/23	1,250	1,281
Series B, 2.50%, 11/1/24	1,250	1,288
Denver City & County Housing Authority Revenue
2.15%, 12/1/24	3,850	4,033
2.30%, 12/1/25	2,000	2,111
Park Creek Metropolitan District Revenue, Series B, 2.53%, 12/1/24	500	525
University of Colorado Revenue, Series A, 2.35%, 6/1/25	2,500	2,655
		18,802
District of Columbia (0.0%):(o)
District of Columbia Revenue
1.44%, 4/1/22	350	354
1.56%, 4/1/23	520	529
1.67%, 4/1/24	550	562
		1,445
Florida (0.6%):
City of Gainesville Florida Revenue
0.64%, 10/1/22	800	801
0.82%, 10/1/23	750	753
County of Lee Florida Water & Sewer Revenue, 2.01%, 10/1/24	1,360	1,425
Florida Development Finance Corp. Revenue
1.65%, 4/1/21	720	719
1.80%, 4/1/22	1,180	1,177
1.98%, 4/1/23	1,750	1,747

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Florida Municipal Power Agency Revenue, Series B, 2.38%, 10/1/21	$2,500	$2,531
Hillsborough County Industrial Development Authority Revenue
2.01%, 8/1/24	5,000	4,976
2.16%, 8/1/25	2,910	2,887
		17,016
Georgia (0.2%):
Athens Housing Authority Revenue
2.13%, 12/1/24	1,850	1,942
2.32%, 12/1/25	3,215	3,406
		5,348
Illinois (0.2%):
Chicago O'Hare International Airport Revenue, Series D, 1.17%, 1/1/24	1,000	996
Chicago O'Hare International Airport Revenue, Series D, 0.96%, 1/1/23	835	833
Chicago Transit Authority Sales Tax Receipts Fund Revenue
Series B, 1.71%, 12/1/22	1,000	1,009
Series B, 1.84%, 12/1/23	1,500	1,518
City of Chicago Wastewater Transmission Revenue, 4.31%, 1/1/21	2,520	2,533
Illinois Finance Authority Revenue, 2.11%, 5/15/26	1,000	985
		7,874
Indiana (0.3%):
Indiana Finance Authority Revenue
2.66%, 3/1/25	1,675	1,783
2.76%, 3/1/26	1,850	1,982
Lake Central Multi-District School Building Corp. Revenue
0.67%, 1/15/23	500	500
0.72%, 7/15/23	1,500	1,501
0.85%, 1/15/24	1,275	1,278
		7,044
Kansas (0.0%):(o)
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series B, 1.13%, 9/1/24	1,000	1,002

Kentucky (0.0%):(o)
Kentucky State Property & Building Commission Revenue
Series C, 2.56%, 5/1/21	1,060	1,069
Series C, 2.76%, 5/1/22	250	257
		1,326
Louisiana (0.0%):(o)
Terrebonne Levee & Conservation District Revenue
Series A, 0.80%, 6/1/21	600	600
Series A, 0.97%, 6/1/22	800	800
Series A, 1.13%, 6/1/23	1,200	1,201
		2,601
Maryland (0.3%):
County of Howard, GO
Series C, 1.22%, 8/15/22	980	996
Series C, 1.34%, 8/15/23	1,000	1,027
Maryland Economic Development Corp. Revenue
Series B, 3.05%, 6/1/21	3,670	3,683
Series B, 3.30%, 6/1/22	3,795	3,843
Maryland Stadium Authority Revenue
Series C, 1.13%, 5/1/23	1,535	1,544
Series C, 1.32%, 5/1/24	1,000	1,010
		12,103
Massachusetts (0.0%):(o)
Massachusetts Development Finance Agency Revenue, Series B, 4.00%, 6/1/24	615	642

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Michigan (1.2%):
Clintondale Community Schools, GO
2.61%, 5/1/21	$5,395	$5,456
2.84%, 5/1/22	4,000	4,142
Ecorse Public School District, GO
2.00%, 5/1/24	1,250	1,300
2.09%, 5/1/25	2,200	2,301
Great Lakes Water Authority Sewage Disposal System Revenue
Series B, 1.44%, 7/1/21	400	400
Series B, 1.49%, 7/1/22	670	671
Michigan Finance Authority Revenue
2.21%, 12/1/23	1,565	1,634
2.31%, 12/1/24	895	943
2.37%, 9/1/49, (Put Date 9/1/23) (m)	5,944	6,176
Series A, 2.33%, 6/1/30	5,000	4,935
Michigan State Building Authority Revenue
Series II, 0.60%, 4/15/23	725	728
Series II, 0.65%, 10/15/23	1,500	1,505
Ypsilanti School District, GO, 2.02%, 5/1/25	575	587
		30,778
Minnesota (0.0%):(o)
Western Minnesota Municipal Power Agency Revenue
Series A, 2.28%, 1/1/25	1,000	1,063
Series A, 2.38%, 1/1/26	1,000	1,071
		2,134
Mississippi (0.2%):
Mississippi Development Bank Revenue
2.31%, 1/1/25	2,235	2,370
2.36%, 1/1/26	2,000	2,131
		4,501
Missouri (0.3%):
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Series B, 1.02%, 10/1/23	2,000	2,009
Series B, 1.22%, 10/1/24	1,250	1,257
Kansas City Industrial Development Authority Revenue, 1.30%, 3/1/24	3,000	3,000
University of Missouri Revenue, 1.47%, 11/1/23	2,000	2,064
		8,330
Nebraska (0.0%):(o)
Nebraska Cooperative Republican Platte Enhancement Project Revenue, Series B, 0.83%, 12/15/22 (e)	1,000	999
Papio-Missouri River Natural Resource District Special Tax, 2.09%, 12/15/24, Continuously Callable @100	1,000	1,044
		2,043
Nevada (0.1%):
State of Nevada Department of Business & Industry Revenue, Series A, 0.50%, 1/1/50, (a)	1,500	1,496

New Jersey (1.2%):
City of Newark, GO
2.25%, 2/24/21	5,500	5,521
2.00%, 10/5/21	4,480	4,517
New Jersey Economic Development Authority Revenue
3.70%, 6/15/21	550	558
Series B, 3.65%, 7/1/21	495	501
Series NNN, 2.78%, 6/15/23	2,042	2,072
New Jersey Educational Facilities Authority Revenue, 2.47%, 9/1/21	7,450	7,531
North Hudson Sewerage Authority Revenue
2.43%, 6/1/24	1,200	1,273

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
2.59%, 6/1/25	$1,000	$1,077
South Jersey Transportation Authority Revenue
Series B, 2.10%, 11/1/24	1,750	1,747
Series B, 2.20%, 11/1/25	3,515	3,504
		28,301
New York (0.8%):
Buffalo & Erie County Industrial Land Development Corp. Revenue, Series B, 3.35%, 11/1/25	1,505	1,502
County of Suffolk, GO
Series C, 0.90%, 6/15/22 (e)	1,000	1,000
Series D, 1.30%, 6/25/21 (e)	7,000	7,011
Long Island Power Authority Revenue, Series C, 0.76%, 3/1/23, Continuously Callable @100	500	501
Madison County Capital Resource Corp. Revenue
2.23%, 7/1/24	1,200	1,238
2.39%, 7/1/25	2,670	2,769
2.52%, 7/1/26	3,050	3,169
New York State Dormitory Authority Revenue
2.44%, 7/1/21	1,550	1,559
Series B, 3.18%, 3/15/22	2,000	2,073
New York State Thruway Authority Revenue, Series M, 2.26%, 1/1/25	1,000	1,040
		21,862
North Carolina (0.0%):(o)
City of Winston-Salem NC Revenue, Series B, 2.33%, 6/1/26	500	532

Ohio (0.2%):
City of Cleveland Airport System Revenue
2.49%, 1/1/25	2,000	2,051
2.59%, 1/1/26	2,000	2,049
		4,100
Oklahoma (0.0%):(o)
Oklahoma Turnpike Authority Revenue
0.49%, 1/1/22	750	749
0.63%, 1/1/23	560	560
		1,309
Oregon (0.1%):
Medford Hospital Facilities Authority Revenue
Series B, 1.65%, 8/15/22	500	501
Series B, 1.73%, 8/15/23	1,400	1,402
Series B, 1.83%, 8/15/24	1,700	1,700
		3,603
Pennsylvania (1.0%):
City of Pittsburgh PA, GO, Series B, 0.84%, 9/1/24	1,715	1,720
County of Allegheny PA, GO, Series C, 0.69%, 11/1/23	2,200	2,204
County of Bucks PA, GO, 0.98%, 6/1/24	2,025	2,051
Montgomery County Industrial Development Authority Revenue
Series D, 2.45%, 11/15/23	1,250	1,243
Series D, 2.60%, 11/15/24	4,050	4,015
Pennsylvania IDA Revenue, 2.97%, 7/1/21 (a)	2,279	2,315
Scranton School District, GO
Series A, 3.15%, 6/15/34, (Put Date 6/15/24) (a)(m)	2,805	3,017
Series B, 3.15%, 6/15/34, (Put Date 6/15/24) (a)(m)	1,415	1,522
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
2.50%, 4/1/23	1,815	1,886
2.60%, 4/1/24	1,730	1,821
2.72%, 4/1/25	900	957
2.82%, 4/1/26	1,000	1,070

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
State Public School Building Authority Revenue, 2.75%, 4/1/25	$1,500	$1,540
		25,361
Rhode Island (0.1%):
Rhode Island Commerce Corp. Revenue, 2.86%, 5/1/24	2,065	2,199

South Dakota (0.1%):
South Dakota Health & Educational Facilities Authority Revenue
Series B, 2.31%, 7/1/23	1,500	1,546
Series B, 2.38%, 7/1/24	1,350	1,402
		2,948
Texas (1.3%):
Central Texas Regional Mobility Authority Revenue
Series C, 1.45%, 1/1/25	400	397
Series D, 1.65%, 1/1/24	500	496
Series D, 1.80%, 1/1/25	750	743
City of Houston Airport System Revenue
Series C, 0.88%, 7/1/22	1,780	1,781
Series C, 1.05%, 7/1/23	1,650	1,653
City of Houston, GO
2.77%, 3/1/22	1,240	1,280
2.98%, 3/1/23	1,900	2,008
City of Lubbock Water & Wastewater System Revenue, 2.06%, 2/15/25	5,000	5,255
Clear Creek Independent School District, GO
Series B, 5.00%, 2/15/24 (e)	2,250	2,559
Series B, 5.00%, 2/15/25 (e)	1,650	1,926
Dallas/Fort Worth International Airport Revenue
Series C, 1.04%, 11/1/23	500	503
Series C, 1.23%, 11/1/24	750	755
Harris County Cultural Education Facilities Finance Corp. Revenue, Series B, 2.47%, 5/15/25	1,000	1,060
Port of Port Arthur Navigation District Revenue, 0.35%, 11/1/40, Continuously Callable @100 (k)	10,000	10,000
Texas A&M University Revenue, Series A, 2.95%, 5/15/23	1,585	1,686
White Settlement Independent School District, GO
0.77%, 8/15/23 (e)	640	626
1.06%, 8/15/24 (e)	550	528
		33,256
Virginia (0.6%):
County of Arlington VA, GO, Series B, 0.64%, 8/1/24	3,000	3,009
Virginia Small Business Financing Authority Revenue, 3.00%, 7/1/50, (Put Date 12/31/20) (a)(m)	10,000	10,010
		13,019
West Virginia (0.3%):
Tobacco Settlement Finance Authority Revenue
0.80%, 6/1/21	3,250	3,248
0.95%, 6/1/22	3,500	3,494
1.19%, 6/1/23	3,500	3,496
		10,238
Wisconsin (0.4%):
Public Finance Authority Revenue (LOC - Citizens Financial Group), 3.75%, 2/1/22, Continuously Callable @100	6,500	6,506
State of Wisconsin Revenue
Series A, 1.90%, 5/1/25	2,000	2,085
Series A, 2.10%, 5/1/26	1,000	1,050
		9,641
Total Municipal Bonds (Cost $303,129)		308,773

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Government Agency Mortgages (0.7%)
Federal Home Loan Mortgage Corp.
5.50%, 4/1/21	$13	$13
Series K023, Class X1, 1.22%, 8/25/22 (f)(g)	64,421	1,211
3.62% (LIBOR12M+163bps), 4/1/35 (c)	262	271
		1,495
Federal National Mortgage Association
5.50%, 12/1/20 - 6/1/24	365	378
5.00%, 12/1/21 - 2/1/24	148	154
Series 2012-M8, Class X2, 0.64%, 5/25/22 (f)(g)	47,589	286
Series 2013-M1, Class X2, 0.54%, 8/25/22 (f)(g)	39,422	233
6.00%, 10/1/22 - 7/1/23	299	308
4.50%, 5/1/23 - 2/1/24	69	71
2.50%, 4/1/27 - 8/1/27	13,364	13,913
Series 2012-104, Class HC, 1.25%, 9/25/27	1,983	1,987
		17,330
Total U.S. Government Agency Mortgages (Cost $17,503)		18,825

U.S. Treasury Obligations (0.3%)
U.S. Treasury Notes
1.63%, 11/30/20 (b)	6,000	6,007
1.38%, 1/31/21	2,750	2,758
Total U.S. Treasury Obligations (Cost $8,747)		8,765

Commercial Paper (1.3%)
Energy Transfer Part LP, 0.60%, 11/2/20 (a)(p)	3,000	3,000
Jabil, Inc.
0.53%, 11/3/20 (a)(p)	17,000	16,999
0.48%, 11/5/20 (a)(p)	5,000	5,000
0.46%, 11/30/20 (a)(p)	5,000	4,998
Nissan Motor Acceptance Corp., 1.87%, 1/29/21 (a)(p)	5,500	5,474
Total Commercial Paper (Cost $35,401)		35,471

Collateral for Securities Loaned^ (0.7%)
HSBC U.S. Government Money Market Fund I Shares, 0.02% (q)	20,275,965	20,276
Total Collateral for Securities Loaned (Cost $20,276)		20,276
Total Investments (Cost $2,812,101) — 100.9%		2,855,200
Liabilities in excess of other assets — (0.9)%		(25,456)
NET ASSETS - 100.00%		$2,829,744

At October 31, 2020 the Fund’s investments in foreign securities were 11.12% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of October 31, 2020, the fair value of these securities was $1,349,882 (thousands) and amounted to 48.0% of net assets.
(b)	All or a portion of this security has been segregated as collateral for derivative instruments and/or when-issued securities.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of October 31, 2020.
(d)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(f)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at October 31, 2020.
(g)	Security is interest only.
(h)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At October 31, 2020, illiquid securities were 0.2% of the Fund's net assets.
(i)	Security was fair valued based using significant unobservable inputs as of October 31, 2020.

(j)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of October 31, 2020, illiquid securities were 0.0% of the Fund's net assets.
(k)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(l)	All or a portion of this security is on loan.
(m)	Put Bond.
(n)	Stepped-coupon security converts to coupon form on 8/15/21 with a rate of 2.715%.
(o)	Amount represents less than 0.05% of net assets.
(p)	Rate represents the effective yield at October 31, 2020.
(q)	Rate disclosed is the daily yield on October 31, 2020.
(r)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

bps—Basis points

Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO—General Obligation

H15T5Y—5 Year Treasury Constant Maturity Rate

IDA—Industrial Development Authority

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of October 31, 2020, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of October 31, 2020, based on the last reset date of the security

LIBOR12M—12 Month US Dollar LIBOR, rate disclosed as of October 31, 2020, based on the last reset date of the security

LLC—Limited Liability Company

LOC—Letter of Credit

LP—Limited Partnership

MBIA—Municipal Bond Insurance Association

MTN—Medium Term Note

PLC—Public Limited Company

SOFR—Secured Overnight Financing Rate

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Florida General Obligation, Municipal Securities Purchase, Inc., Texas Permanent School Fund, or Utah General Obligation.

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note Futures	300	12/31/20	$37,758,327	$37,680,469	$(77,858)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(77,858)
	Total net unrealized appreciation (depreciation)				$(77,858)

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Small Cap Stock Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.0%)
Communication Services (2.0%):
AMC Networks, Inc. Class A (a)(b)	38,186	$811
Cargurus, Inc. (a)	67,276	1,340
EverQuote, Inc. Class A (a)	18,445	618
Gray Television, Inc. (a)	97,775	1,240
IAC/InterActiveCorp. (a)	2,500	302
Iridium Communications, Inc. (a)	44,030	1,163
Madison Square Garden Sports Corp. (a)	2,530	358
Meredith Corp.	96,060	1,057
MSG Networks, Inc. Class A (a)(b)	33,836	302
Sinclair Broadcast Group, Inc. Class A (b)	129,359	2,403
TechTarget, Inc. (a)	64,700	2,834
TEGNA, Inc.	210,527	2,533
Vonage Holdings Corp. (a)	584,024	6,179
World Wrestling Entertainment, Inc. Class A	25,790	938
		22,078
Consumer Discretionary (11.6%):
Aaron's Holdings Co., Inc.	83,954	4,387
Academy Sports & Outdoors, Inc. (a)(b)	117,224	1,723
Adtalem Global Education, Inc. (a)	12,688	297
Afya Ltd. Class A (a)	71,739	1,722
Asbury Automotive Group, Inc. (a)	11,995	1,235
Bright Horizons Family Solutions, Inc. (a)	27,205	4,300
Brinker International, Inc.	23,960	1,043
Burlington Stores, Inc. (a)	7,723	1,495
Carter's, Inc.	14,730	1,200
Cavco Industries, Inc. (a)	8,435	1,452
Chegg, Inc. (a)	34,504	2,534
Chewy, Inc. Class A (a)(b)	17,371	1,070
Cooper Tire & Rubber Co.	95,745	3,293
Cracker Barrel Old Country Store, Inc.	24,292	2,765
Crocs, Inc. (a)	50,682	2,652
Dana, Inc.	317,001	4,434
Designer Brands, Inc. Class A	218,483	946
Etsy, Inc. (a)	32,281	3,925
Five Below, Inc. (a)	15,147	2,020
GAN Ltd. (a)(b)	106,990	1,520
Gentherm, Inc. (a)	42,830	1,983
G-III Apparel Group Ltd. (a)	72,248	974
Group 1 Automotive, Inc.	40,245	4,269
Helen of Troy Ltd. (a)	5,023	952
Hibbett Sports, Inc. (a)	67,030	2,534
KB Home	71,624	2,310
Kontoor Brands, Inc.	53,630	1,764
Laureate Education, Inc. Class A (a)	54,181	704
Legacy Housing Corp. (a)	63,417	863
Levi Strauss & Co. Class A	99,781	1,575
Lithia Motors, Inc. Class A	17,501	4,018
Magnite, Inc. (a)	1,025,671	9,262
Marine Products Corp.	46,684	740
MarineMax, Inc. (a)	7,257	218
Monro, Inc.	21,950	923
Murphy USA, Inc. (a)	26,016	3,181
Nautilus, Inc. (a)	77,150	1,673
Nordstrom, Inc. (b)	76,889	930
OneSpaWorld Holdings Ltd. (b)	54,937	341
Penske Automotive Group, Inc.	23,740	1,215

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Polaris, Inc.	20,417	$1,856
Purple Innovation, Inc. (a)	117,890	3,345
Rent-A-Center, Inc.	46,057	1,423
RumbleON, Inc. Class B (a)	4,880	190
Ruth's Hospitality Group, Inc.	209,508	2,342
Skyline Champion Corp. (a)	70,003	1,796
Sleep Number Corp. (a)	21,792	1,381
Sonic Automotive, Inc. Class A	70,560	2,544
Stamps.com, Inc. (a)	6,450	1,440
Steven Madden Ltd.	192,571	4,623
Strategic Education, Inc.	8,101	673
Taylor Morrison Home Corp. (a)	48,770	1,053
Terminix Global Holdings. Inc. (a)	8,400	396
Texas Roadhouse, Inc.	40,185	2,815
The Children's Place, Inc. (b)	89,670	2,266
The Michaels Cos., Inc. (a)	99,448	807
The ODP Corp. (a)	107,577	2,098
TopBuild Corp. (a)	19,438	2,978
Tractor Supply Co.	11,159	1,486
TRI Pointe Group, Inc. (a)	310,520	5,101
Tupperware Brands Corp. (a)	63,894	2,027
Wolverine World Wide, Inc.	32,420	865
Wyndham Hotels & Resorts, Inc.	15,060	700
Zumiez, Inc. (a)	27,780	778
		129,425
Consumer Staples (2.6%):
Albertsons Cos., Inc. Class A (b)	65,914	968
B&G Foods, Inc. (b)	42,146	1,119
BJ's Wholesale Club Holdings, Inc. (a)	48,691	1,864
C&C Group PLC (a)	366,024	767
Cranswick PLC	37,065	1,545
Edgewell Personal Care Co. (a)	61,634	1,616
Grocery Outlet Holding Corp. (a)	33,756	1,486
Hostess Brands, Inc. (a)	354,352	4,479
J & J Snack Foods Corp.	12,939	1,754
Medifast, Inc.	14,297	2,009
Performance Food Group Co. (a)	64,514	2,169
Spectrum Brands Holdings, Inc.	45,370	2,580
TreeHouse Foods, Inc. (a)	54,470	2,116
Universal Corp.	47,484	1,892
WD-40 Co. (b)	14,709	3,580
		29,944
Energy (2.2%):
Arch Resources, Inc. (a)	31,001	947
Bristow Group, Inc. (a)	24,140	502
Cactus, Inc. Class A	40,610	690
Cimarex Energy Co.	14,980	380
CNX Resources Corp. (a)	108,191	1,049
CVR Energy, Inc.	122,479	1,348
Delek U.S. Holdings, Inc.	212,891	2,142
Dorian LPG Ltd. (a)	126,405	1,037
Kosmos Energy Ltd.	358,070	356
Magnolia Oil & Gas Corp. Class A (a)	475,011	2,062
Parsley Energy, Inc. Class A	86,792	869
Peabody Energy Corp. (a)	211,377	273
Renewable Energy Group, Inc. (a)	70,228	3,960
REX American Resources Corp. (a)	17,559	1,276
Scorpio Tankers, Inc. (b)	163,149	1,439

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
SEACOR Holdings, Inc. (a)	90,488	$2,772
SEACOR Marine Holdings, Inc. (a)(b)	124,365	214
Southwestern Energy Co. (a)	741,518	1,980
Talos Energy, Inc. (a)	51,009	336
World Fuel Services Corp.	35,335	744
		24,376
Financials (17.5%):
1st Source Corp.	122,846	4,114
Alleghany Corp.	3,470	1,898
Amerant Bancorp, Inc. (a)	46,144	465
American Business Bank (a)	6,714	167
American Equity Investment Life Holding Co.	111,543	2,768
Ameris Bancorp	77,550	2,272
AMERISAFE, Inc.	23,663	1,396
Apollo Commercial Real Estate Finance, Inc.	85,478	744
Arbor Realty Trust, Inc. (b)	57,080	675
Argo Group International Holdings Ltd.	10,880	388
Associated Bancorp	59,060	809
Assured Guaranty Ltd.	35,860	916
Atlantic Union Bankshares Corp.	60,910	1,540
Axis Capital Holdings Ltd.	21,710	927
B. Riley Principal Merger Corp. II Class A (a)	21,250	213
Banc of California, Inc.	131,784	1,581
Banco Latinoamericano Comercio Exterior SA Class E	31,517	403
Banner Corp.	20,860	769
BGC Partners, Inc. Class A	225,117	664
Blackstone Mortgage Trust, Inc. Class A	77,448	1,681
Boston Private Financial Holdings, Inc.	143,304	886
Brightsphere Investment Group, Inc.	180,526	2,491
Cathay General Bancorp	184,657	4,345
Central Pacific Financial Corp.	77,910	1,073
Chimera Investment Corp.	192,682	1,609
CNO Financial Group, Inc.	146,710	2,604
Colony Bankcorp, Inc.	31,847	399
Columbia Banking System, Inc.	33,640	956
Community Bank System, Inc.	57,554	3,338
ConnectOne Bancorp, Inc. Class A	41,442	639
Customers Bancorp, Inc. Class A (a)	59,594	824
Eastern Bankshares, Inc. (a)	66,270	792
eHealth, Inc. (a)	9,697	651
Encore Capital Group, Inc. (a)	59,822	1,910
Enova International, Inc. (a)	87,670	1,346
Essent Group Ltd.	140,827	5,612
Federated Hermes, Inc.	8,300	198
First Bancorp, Inc.	326,683	2,120
First Busey Corp.	176,341	3,173
First Financial Corp. Class A	22,984	798
First Midwest Bancorp, Inc.	128,724	1,615
Flushing Financial Corp.	265,867	3,401
Fulton Financial Corp.	393,095	4,320
Globe Life, Inc.	13,090	1,061
GoHealth, Inc. Class A (a)(b)	12,375	128
Great Western Bancorp, Inc.	188,565	2,449
Hancock Whitney Corp.	149,346	3,415
Hanmi Financial Corp.	67,519	607
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	60,930	2,550
Hope Bancorp, Inc.	324,954	2,622
Independent Bank Corp.	11,490	658
International Bancshares Corp.	202,214	5,597

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Investors Bancorp, Inc.	130,790	$1,106
James River Group Holdings Ltd.	107,820	5,038
Kemper Corp.	33,503	2,066
Kinsale Capital Group, Inc.	11,166	2,093
Lakeland Financial Corp.	54,010	2,762
Lemonade, Inc. (a)(b)	3,817	192
Meridian Bancorp, Inc.	77,370	963
MFA Financial, Inc.	255,117	719
Morningstar, Inc.	9,903	1,885
Mr. Cooper Group, Inc. (a)	98,632	2,079
National General Holdings Corp.	103,559	3,518
NBT Bancorp, Inc.	74,426	2,038
Northwest Bancshares, Inc.	259,569	2,769
OFG Bancorp	109,912	1,582
Park National Corp. (b)	37,552	3,442
PCSB Financial Corp.	32,310	435
Pennymac Mortgage Investment Trust	41,218	617
Pinnacle Financial Partners, Inc.	27,450	1,257
Piper Sandler Cos.	32,571	2,718
Preferred Bank	59,800	2,023
Primerica, Inc.	11,190	1,234
ProAssurance Corp.	51,906	801
PropTech Acquisition Corp. Class A (a)	42,408	433
Provident Financial Services, Inc.	132,123	1,793
Radian Group, Inc.	405,726	7,284
Redwood Trust, Inc. (b)	70,240	597
S&T Bancorp, Inc.	61,483	1,217
ServisFirst Bancshares, Inc.	98,145	3,622
Silvercrest Asset Management Group, Inc. Class A	59,554	672
SLM Corp.	126,225	1,160
Solar Capital Ltd.	189,204	2,993
South State Corp.	22,224	1,365
Southside Bancshares, Inc.	45,942	1,239
Stewart Information Services Corp.	47,110	1,997
Stifel Financial Corp.	75,845	4,435
Stock Yards Bancorp, Inc.	8,718	333
Synovus Financial Corp.	102,816	2,673
TCF Financial Corp.	31,570	859
Texas Capital Bancshares, Inc. (a)	98,317	4,423
TFS Financial Corp.	66,370	1,043
The Bank of NT Butterfield & Son Ltd.	163,088	4,315
The Hanover Insurance Group, Inc.	13,830	1,323
Tompkins Financial Corp. (c)	29,576	1,656
Tradeweb Markets, Inc. Class A	38,805	2,114
TrustCo Bank Corp.	184,318	1,013
Trustmark Corp.	106,112	2,482
Two Harbors Investment Corp.	154,010	779
UMB Financial Corp.	56,151	3,418
Umpqua Holdings Corp.	24,440	307
Universal Insurance Holdings, Inc.	77,298	964
Walker & Dunlop, Inc.	75,490	4,747
Washington Federal, Inc.	153,709	3,272
White Mountains Insurance Group Ltd.	1,750	1,590
		196,032
Health Care (16.9%):
1Life Healthcare, Inc. (a)	7,270	205
ABIOMED, Inc. (a)	3,907	984
Acceleron Pharma, Inc. (a)	16,565	1,732
Adaptive Biotechnologies Corp. (a)	15,884	732

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
ADC Therapeutics SA (a)	17,530	$503
Aerie Pharmaceuticals, Inc. (a)	58,625	622
Affimed NV (a)	60,250	190
Akero Therapeutics, Inc. (a)	21,117	561
Akouos, Inc. (a)	10,124	197
Allscripts Healthcare Solutions, Inc. (a)	150,155	1,514
Amedisys, Inc. (a)	13,820	3,579
American Well Corp. Class A (a)	389	10
AMN Healthcare Services, Inc. (a)	34,144	2,229
Annexon, Inc. (a)	9,080	189
Aprea Therapeutics, Inc. (a)	13,448	293
Arena Pharmaceuticals, Inc. (a)	35,948	3,081
Argenx SE, ADR (a)	8,747	2,170
Arrowhead Pharmaceuticals, Inc. (a)	28,851	1,653
Assembly Biosciences, Inc. (a)	24,687	364
Athenex, Inc. (a)	27,862	318
Atreca, Inc. Class A (a)	24,141	323
AtriCure, Inc. (a)	23,300	805
Aurinia Pharmaceuticals, Inc. (a)	128,093	2,007
Autolus Therapeutics PLC, ADR (a)	93,400	1,010
Avidity Biosciences, Inc. (a)	18,788	465
Beam Therapeutics, Inc. (a)(b)	35,498	1,213
Berkeley Lights, Inc. (a)	9,020	655
Bicycle Therapeutics PLC, ADR (a)	77,226	1,429
BioCryst Pharmaceuticals, Inc. (a)	173,134	661
BioMarin Pharmaceutical, Inc. (a)	4,224	314
Biomerica, Inc. (a)	166,500	909
Black Diamond Therapeutics, Inc. (a)	6,642	209
bluebird bio, Inc. (a)	10,397	538
Blueprint Medicines Corp. (a)	25,100	2,567
C4 Therapeutics, Inc. (a)(b)	3,751	93
Cabaletta Bio, Inc. (a)	46,893	543
Cara Therapeutics, Inc. (a)	32,809	435
Cardiovascular Systems, Inc. (a)	43,331	1,545
Castle Biosciences, Inc. (a)(b)	111,609	5,182
Centogene NV (a)	86,430	1,052
Cerus Corp. (a)	105,071	552
Codiak Biosciences, Inc. (a)	93,695	808
Collegium Pharmaceutical, Inc. (a)	24,478	436
CONMED Corp. (b)	22,898	1,785
Cortexyme, Inc. (a)	6,399	306
CRISPR Therapeutics AG (a)(b)	12,285	1,128
CryoPort, Inc. (a)(b)	76,450	3,069
Cymabay Therapeutics, Inc. (a)	49,276	410
CytomX Therapeutics, Inc. (a)	28,023	186
CytoSorbents Corp. (a)	244,922	1,874
Deciphera Pharmaceuticals, Inc. (a)	10,415	605
DermTech, Inc. (a)	40,936	522
Dicerna Pharmaceuticals, Inc. (a)	33,557	704
Dynavax Technologies Corp. (a)(b)	96,081	358
Editas Medicine, Inc. (a)(b)	15,300	473
Emergent BioSolutions, Inc. (a)	22,993	2,069
Enanta Pharmaceuticals, Inc. (a)	16,646	726
Epizyme, Inc. (a)	148,350	1,834
Esperion Therapeutics, Inc. (a)(b)	88,477	2,652
Evolent Health, Inc. Class A (a)	388,857	3,865
Exact Sciences Corp. (a)	15,800	1,957
Fennec Pharmaceuticals, Inc. (a)	114,390	865
Flexion Therapeutics, Inc. (a)(b)	139,908	1,677
Fusion Pharmaceuticals, Inc. (a)(b)	65,107	807

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Gamida Cell Ltd. (a)	128,534	$653
Generation Bio Co. (a)	17,790	460
Genetron Holdings Ltd., ADR (a)	82,415	832
Guardant Health, Inc. (a)	15,385	1,641
Haemonetics Corp. (a)	22,369	2,261
Halozyme Therapeutics, Inc. (a)	115,988	3,248
Health Catalyst, Inc. (a)	65,600	2,262
HealthEquity, Inc. (a)	63,861	3,288
HMS Holdings Corp. (a)	28,640	762
Horizon Therapeutics PLC (a)	14,820	1,110
IGM Biosciences, Inc. (a)(b)	12,080	638
Inari Medical, Inc. (a)(b)	660	44
Insmed, Inc. (a)	96,776	3,188
Insulet Corp. (a)	8,003	1,779
Intellia Therapeutics, Inc. (a)(b)	46,805	1,120
Iovance Biotherapeutics, Inc. (a)	37,497	1,338
Jounce Therapeutics, Inc. (a)	42,712	355
Karyopharm Therapeutics, Inc. (a)	84,600	1,254
Lantheus Holdings, Inc. (a)	127,970	1,390
Ligand Pharmaceuticals, Inc. (a)(b)	32,237	2,658
LivaNova PLC (a)	55,913	2,815
MacroGenics, Inc. (a)	18,768	364
Medpace Holdings, Inc. (a)	27,388	3,038
Merit Medical Systems, Inc. (a)	22,419	1,122
NanoString Technologies, Inc. (a)	65,404	2,397
Natera, Inc. (a)	35,860	2,412
Natus Medical, Inc. (a)	32,685	595
Neogen Corp. (a)	18,337	1,279
NeoGenomics, Inc. (a)	55,688	2,185
Neurocrine Biosciences, Inc. (a)	5,043	498
Novavax, Inc. (a)	6,981	563
Nupathe, Inc. (a)(c)(d)(e)	133,709	—
Nurix Therapeutics, Inc. (a)	9,080	230
Omnicell, Inc. (a)	36,174	3,131
Orchard Therapeutics PLC, ADR (a)	84,395	341
Organogenesis Holdings, Inc. (a)	360,080	1,314
Orthopediatrics Corp. (a)	85,313	3,804
Outset Medical, Inc. (a)	2,724	127
Owens & Minor, Inc.	71,373	1,793
Oxford Immunotec Global PLC (a)	46,821	526
Oyster Point Pharma, Inc. (a)	6,252	124
Pacira BioSciences, Inc. (a)	83,926	4,389
Passage Bio, Inc. (a)	19,557	329
PMV Pharmaceuticals, Inc. (a)	4,216	148
PolyPid Ltd. (a)	112,055	1,168
Pulmonx Corp. (a)	28,594	1,203
Quanterix Corp. (a)	104,274	3,817
Quidel Corp. (a)	25,549	6,854
RadNet, Inc. (a)	49,421	717
Reata Pharmaceuticals, Inc. Class A (a)	10,983	1,282
Relay Therapeutics, Inc. (a)	658	24
Repligen Corp. (a)	32,499	5,413
Sangamo Therapeutics, Inc. (a)	26,400	273
Schrodinger, Inc. (a)	3,295	161
Seres Therapeutics, Inc. (a)	61,439	1,714
SI-BONE, Inc. (a)	84,859	1,780
Silk Road Medical, Inc. (a)	42,679	2,586
Stoke Therapeutics, Inc. (a)	22,687	871
Sutro Biopharma, Inc. (a)	37,129	477
Syneos Health, Inc. (a)	55,818	2,963

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
TCR2 Therapeutics, Inc. (a)	91,130	$1,793
Tenet Healthcare Corp. (a)	53,824	1,321
TG Therapeutics, Inc. (a)	35,479	897
Turning Point Therapeutics, Inc. (a)	23,234	2,142
Vaxcyte, Inc. (a)(b)	1,977	74
Veracyte, Inc. (a)	216,038	7,487
Vericel Corp. (a)	354,598	6,570
Viking Therapeutics, Inc. (a)(b)	92,375	520
Xencor, Inc. (a)	28,082	1,078
Xenon Pharmaceuticals, Inc. (a)	84,519	822
Zai Lab Ltd., ADR (a)	17,121	1,405
		191,966
Industrials (17.0%):
ACCO Brands Corp.	500,126	2,636
Albany International Corp.	16,109	821
Altra Industrial Motion Corp.	28,680	1,226
American Woodmark Corp. (a)	36,240	2,993
Apogee Enterprises, Inc.	74,373	1,777
Applied Industrial Technologies, Inc.	6,430	393
Argan, Inc.	3,300	136
ASGN, Inc. (a)	81,589	5,440
Atkore International Group, Inc. (a)	145,280	3,006
Atlas Air Worldwide Holdings, Inc. (a)(b)	44,490	2,632
Axon Enterprise, Inc. (a)	42,324	4,186
Ballard Power Systems, Inc. (a)(b)	38,900	575
Beacon Roofing Supply, Inc. (a)	72,401	2,223
Brady Corp. Class A	52,084	1,965
Brightview Holdings, Inc. (a)	93,274	1,141
Builders FirstSource, Inc. (a)	76,173	2,308
BWX Technologies, Inc.	15,869	873
Casella Waste Systems, Inc. (a)	107,691	5,814
CBIZ, Inc. (a)	51,630	1,170
Chart Industries, Inc. (a)	78,648	6,640
Cimpress PLC (a)	16,895	1,240
Columbus McKinnon Corp.	96,601	3,274
Comfort Systems USA, Inc.	42,981	1,969
Construction Partners, Inc. Class A (a)	28,148	574
Crane Co.	16,110	818
Deluxe Corp.	96,072	2,060
Douglas Dynamics, Inc.	34,551	1,179
EMCOR Group, Inc.	62,673	4,273
Enphase Energy, Inc. (a)	100,818	9,888
EnPro Industries, Inc.	34,086	2,012
ESCO Technologies, Inc.	17,700	1,482
Evoqua Water Technologies Corp. (a)	19,370	444
Finning International, Inc.	52,510	799
Forrester Research, Inc. (a)	93,277	3,446
Forward Air Corp.	32,507	2,047
Franklin Electric Co., Inc.	38,081	2,275
GATX Corp.	24,868	1,698
GMS, Inc. (a)	159,066	3,595
GrafTech International Ltd.	64,890	438
H&E Equipment Services, Inc.	19,500	410
Hexcel Corp.	30,210	1,011
Hillenbrand, Inc.	66,378	1,942
Hudson Technologies, Inc. (a)	328,759	342
Huron Consulting Group, Inc. (a)	46,123	1,746
ICF International, Inc.	22,479	1,470
Insperity, Inc.	16,438	1,259

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Kaman Corp.	24,755	$982
Kelly Services, Inc. Class A	94,966	1,651
Kornit Digital Ltd. (a)	156,118	10,509
Kratos Defense & Security Solutions, Inc. (a)	98,344	1,858
Luxfer Holdings PLC	294,896	3,663
Marten Transport Ltd.	64,638	992
Masonite International Corp. (a)	39,183	3,449
MasTec, Inc. (a)	85,419	4,240
Matthews International Corp. Class A	62,216	1,358
McGrath RentCorp	15,595	890
Meritor, Inc. (a)	202,242	4,921
Mistras Group, Inc. (a)	111,630	415
Mueller Industries, Inc.	123,516	3,573
Owens Corning, Inc.	24,738	1,620
Parsons Corp. (a)	35,878	1,131
PGT Innovations, Inc. (a)	81,443	1,350
Plug Power, Inc. (a)	74,700	1,046
Primoris Services Corp.	207,420	3,914
Proto Labs, Inc. (a)	14,430	1,704
RBC Bearings, Inc. (a)	12,071	1,437
Regal Beloit Corp.	6,810	672
Rexnord Corp.	23,782	763
Rush Enterprises, Inc. Class A	95,087	3,408
Ryder System, Inc.	11,150	549
Saia, Inc. (a)	6,710	991
Simpson Manufacturing Co., Inc.	36,349	3,225
SkyWest, Inc.	7,550	219
SP Plus Corp. (a)	96,082	1,771
Tetra Tech, Inc.	6,900	696
TFI International, Inc.	27,900	1,242
The AZEK Co., Inc. (a)	39,567	1,323
The Greenbrier Cos., Inc.	34,045	919
The Timken Co.	27,500	1,642
Thermon Group Holdings, Inc. (a)	98,970	999
Titan Machinery, Inc. (a)	63,578	953
TriMas Corp. (a)	103,430	2,516
TrueBlue, Inc. (a)	122,749	1,905
Tyman PLC (a)	696,968	2,410
UniFirst Corp.	5,280	865
Valmont Industries, Inc.	15,630	2,219
Vicor Corp. (a)	15,879	1,239
VSE Corp.	10,615	307
Wabash National Corp.	133,018	1,897
WESCO International, Inc. (a)	77,096	3,179
WillScot Mobile Mini Holdings Corp. (a)	369,738	6,869
		193,127
Information Technology (17.3%):
2U, Inc. (a)(b)	30,398	1,120
Airgain, Inc. (a)(b)	170,850	2,361
Akoustis Technologies, Inc. (a)(b)	158,850	1,317
Alteryx, Inc. Class A (a)	6,553	821
Amkor Technology, Inc. (a)	178,250	2,112
AXT, Inc. (a)	149,000	887
Badger Meter, Inc.	28,091	2,060
Belden, Inc.	149,146	4,605
Benchmark Electronics, Inc.	77,334	1,611
Blackline, Inc. (a)	15,833	1,547
Brooks Automation, Inc.	97,351	4,545
Cambium Networks Corp. (a)	51,661	1,190

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Canadian Solar, Inc. (a)(b)	79,550	$2,892
Ciena Corp. (a)	84,250	3,319
Cirrus Logic, Inc. (a)	21,711	1,495
Cloudera, Inc. (a)	748,136	7,273
Cloudflare, Inc. Class A (a)	22,085	1,148
Coherent, Inc. (a)	11,220	1,404
Coupa Software, Inc. (a)	1,487	398
CSG Systems International, Inc.	61,587	2,333
CTS Corp.	161,117	4,454
CyberArk Software Ltd. (a)	13,170	1,307
Datto Holding Corp. (a)(b)	16,486	470
Digital Turbine, Inc. (a)	263,107	7,542
Domo, Inc. Class B (a)	5,200	165
Dropbox, Inc. Class A (a)	64,568	1,179
Ebix, Inc. (b)	64,404	1,163
Elastic NV (a)	21,020	2,132
Endava PLC, ADR (a)	22,055	1,409
EPAM Systems, Inc. (a)	4,690	1,449
Euronet Worldwide, Inc. (a)	69,909	6,211
ExlService Holdings, Inc. (a)	12,120	918
Globant SA (a)	14,543	2,627
Inphi Corp. (a)	18,200	2,544
InterDigital, Inc.	46,843	2,622
J2 Global, Inc. (a)	30,189	2,049
KBR, Inc.	69,687	1,553
Kulicke & Soffa Industries, Inc.	32,700	855
Limelight Networks, Inc. (a)	1,308,230	4,618
LivePerson, Inc. (a)	39,646	2,119
Lumentum Holdings, Inc. (a)	14,387	1,190
Marvell Technology Group Ltd.	17,292	649
Monolithic Power Systems, Inc.	6,490	2,074
Napco Security Technologies, Inc. (a)	99,835	2,408
NCR Corp. (a)	66,370	1,349
NeoPhotonics Corp. (a)	196,092	1,335
NetScout Systems, Inc. (a)	91,120	1,870
New Relic, Inc. (a)	32,919	1,997
Nutanix, Inc. Class A (a)	159,579	3,885
Okta, Inc. (a)	6,610	1,387
ON Semiconductor Corp. (a)	80,816	2,028
OneSpan, Inc. (a)	97,966	2,148
Onto Innovation, Inc. (a)	111,609	3,580
OSI Systems, Inc. (a)	27,578	2,128
PagerDuty, Inc. (a)(b)	58,094	1,574
Paycom Software, Inc. (a)	4,171	1,519
Paylocity Holding Corp. (a)	3,138	582
Perficient, Inc. (a)	59,400	2,326
Ping Identity Holding Corp. (a)	52,341	1,449
Pluralsight, Inc. Class A (a)(b)	153,597	2,411
Power Integrations, Inc.	28,738	1,730
Powerfleet, Inc. (a)	135,352	819
Proofpoint, Inc. (a)	12,800	1,225
PROS Holdings, Inc. (a)	43,200	1,217
PTC, Inc. (a)	23,100	1,938
Pure Storage, Inc. Class A (a)	174,968	2,816
QAD, Inc. Class A	26,334	1,102
Qualys, Inc. (a)	21,620	1,899
Radware Ltd. (a)	82,300	1,852
Rambus, Inc. (a)	39,134	540
Rapid7, Inc. (a)	47,400	2,935
RealPage, Inc. (a)	17,300	963

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Rogers Corp. (a)	4,050	$491
Sanmina Corp. (a)	104,122	2,545
Sapiens International Corp. NV (b)	56,608	1,535
Semtech Corp. (a)(b)	40,367	2,216
SharpSpring, Inc. (a)	153,656	1,643
ShotSpotter, Inc. (a)	11,914	349
Silicon Laboratories, Inc. (a)	15,050	1,542
Smartsheet, Inc. Class A (a)	44,575	2,222
Sprout Social, Inc. Class A (a)	27,906	1,219
SPS Commerce, Inc. (a)	13,211	1,131
Sumo Logic, Inc. (a)(b)	938	16
Sykes Enterprises, Inc. (a)	43,240	1,481
Synaptics, Inc. (a)	22,252	1,706
Talend SA, ADR (a)	53,860	2,027
Teradyne, Inc.	18,700	1,643
The Hackett Group, Inc.	45,621	589
TransAct Technologies, Inc.	17,224	123
Unity Software, Inc. (a)	9,403	892
Upland Software, Inc. (a)	8,300	346
Varonis Systems, Inc. (a)	10,433	1,206
Verint Systems, Inc. (a)	60,160	2,919
Vishay Intertechnology, Inc.	173,198	2,809
Western Digital Corp.	44,200	1,668
WNS Holdings Ltd., ADR (a)	104,769	6,039
Workiva, Inc. (a)	10,944	605
Yext, Inc. (a)	72,686	1,205
Zix Corp. (a)	435,839	2,672
Zscaler, Inc. (a)	16,050	2,179
		193,767
Materials (3.5%):
Avient Corp.	99,519	3,092
Commercial Metals Co.	80,561	1,664
Element Solutions, Inc. (a)	139,850	1,639
Graphic Packaging Holding Co.	198,730	2,641
Ingevity Corp. (a)	9,310	511
Louisiana-Pacific Corp.	87,616	2,503
Materion Corp.	22,858	1,170
Minerals Technologies, Inc.	68,089	3,723
Neenah, Inc.	41,366	1,557
Orion Engineered Carbons SA	130,556	1,915
Schweitzer-Mauduit International, Inc.	51,263	1,702
Stepan Co.	17,718	2,064
Summit Materials, Inc. Class A (a)	181,463	3,210
Trinseo SA	95,630	3,043
Verso Corp. Class A	107,529	837
Warrior Met Coal, Inc.	207,300	3,110
Worthington Industries, Inc.	95,148	4,681
		39,062
Real Estate (6.4%):
Agree Realty Corp.	23,894	1,483
Alexander & Baldwin, Inc.	118,130	1,518
Alexander's, Inc.	5,498	1,337
American Assets Trust, Inc.	18,896	395
Brandywine Realty Trust	151,240	1,325
Brookfield Renewable Corp. Class A	50,382	3,364
Chatham Lodging Trust	168,998	1,242
CoreCivic, Inc.	219,245	1,405
CorEnergy Infrastructure Trust, Inc.	75,565	354

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Corporate Office Properties Trust	73,875	$1,657
DiamondRock Hospitality Co.	400,494	1,978
Easterly Government Properties, Inc.	58,475	1,222
FirstService Corp.	13,556	1,819
Four Corners Property Trust, Inc.	54,230	1,374
Global Medical REIT, Inc.	102,417	1,273
Healthcare Realty Trust, Inc.	81,286	2,260
Industrial Logistics Properties Trust	103,696	1,989
Innovative Industrial Properties, Inc.	22,705	2,648
Jones Lang LaSalle, Inc.	10,320	1,164
Kennedy-Wilson Holdings, Inc.	60,890	803
Lexington Realty Trust	365,575	3,630
National Health Investors, Inc.	39,016	2,187
Newmark Group, Inc. Class A	41,944	199
Physicians Realty Trust	240,407	4,054
Piedmont Office Realty Trust, Inc. Class A	193,052	2,205
PotlatchDeltic Corp.	66,686	2,771
QTS Realty Trust, Inc. Class A (b)	43,904	2,701
Retail Opportunity Investments Corp.	192,039	1,869
Rexford Industrial Realty, Inc.	22,761	1,057
RPT Realty	222,907	1,090
Sabra Health Care REIT, Inc.	211,965	2,789
STAG Industrial, Inc.	99,050	3,082
Summit Hotel Properties, Inc.	302,754	1,599
Sunstone Hotel Investors, Inc.	139,490	1,035
Terreno Realty Corp.	20,186	1,136
The Macerich Co. (b)	451,729	3,144
UMH Properties, Inc.	99,402	1,355
Universal Health Realty Income Trust	19,034	1,018
Urban Edge Properties	201,064	1,890
Washington Real Estate Investment Trust	27,440	480
Xenia Hotels & Resorts, Inc.	225,653	1,859
		71,760
Utilities (2.0%):
ALLETE, Inc.	50,413	2,600
American States Water Co.	41,474	3,098
Avista Corp.	75,782	2,517
Black Hills Corp.	11,330	642
New Jersey Resources Corp.	40,438	1,180
NorthWestern Corp.	104,229	5,434
Otter Tail Corp.	67,043	2,571
Portland General Electric Co.	81,629	3,208
South Jersey Industries, Inc.	25,390	489
Spire, Inc.	20,093	1,126
		22,865
Total Common Stocks (Cost $1,003,938)		1,114,402

Collateral for Securities Loaned^ (3.7%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (f)	37,718,285	37,718
HSBC U.S. Government Money Market Fund I Shares, 0.02% (f)	4,062,174	4,062
Total Collateral for Securities Loaned (Cost $41,780)		41,780
Total Investments (Cost $1,045,718) — 102.7%		1,156,182
Liabilities in excess of other assets — (2.7)%		(30,471)
NET ASSETS - 100.00%		$1,125,711

At October 31, 2020 the Fund’s investments in foreign securities were 9.6% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of October 31, 2020, illiquid securities were 0.1% of the Fund's net assets.
(d)	Restricted security that is not registered under the Securities Act of 1933.
(e)	Security was fair valued based using significant unobservable inputs as of October 31, 2020.
(f)	Rate disclosed is the daily yield on October 31, 2020.

ADR—American Depositary Receipt
PLC—Public Limited Company
REIT—Real Estate Investment Trust

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Value Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Communication Services (7.0%):
Alphabet, Inc. Class A (a)	7,539	$12,184
AMC Networks, Inc. Class A (a)(b)	49,474	1,051
AT&T, Inc.	315,355	8,521
Comcast Corp. Class A	147,407	6,227
Discovery, Inc. Class A (a)(b)	75,369	1,525
Electronic Arts, Inc. (a)	27,098	3,247
Facebook, Inc. Class A (a)	44,700	11,761
Fox Corp. Class A	57,210	1,517
Liberty Media Corp.-Liberty SiriusXM Class C (a)	29,419	1,018
Omnicom Group, Inc.	40,672	1,920
Spotify Technology SA (a)	13,376	3,209
Take-Two Interactive Software, Inc. (a)	21,614	3,349
Verizon Communications, Inc.	116,419	6,635
		62,164
Consumer Discretionary (9.8%):
AutoZone, Inc. (a)	2,700	3,048
Best Buy Co., Inc.	36,460	4,067
Booking Holdings, Inc. (a)	990	1,606
Dick's Sporting Goods, Inc. (b)	53,287	3,019
Dollar Tree, Inc. (a)	101,800	9,195
Ford Motor Co.	474,036	3,664
General Motors Co.	129,000	4,455
Las Vegas Sands Corp.	48,213	2,317
Lennar Corp. Class A	49,256	3,459
LKQ Corp. (a)	356,424	11,402
Lululemon Athletica, Inc. (a)	10,639	3,397
Magna International, Inc.	170,000	8,689
McDonald's Corp.	18,400	3,919
NVR, Inc. (a)	458	1,811
O'Reilly Automotive, Inc. (a)	7,246	3,164
PulteGroup, Inc.	81,157	3,308
Ross Stores, Inc.	26,726	2,276
Target Corp.	22,835	3,476
The Home Depot, Inc.	11,685	3,117
Tractor Supply Co.	19,176	2,554
Yum! Brands, Inc.	45,121	4,211
		86,154
Consumer Staples (7.3%):
Campbell Soup Co.	27,587	1,287
Colgate-Palmolive Co.	45,469	3,587
Keurig Dr Pepper, Inc.	550,292	14,803
Mondelez International, Inc. Class A	250,100	13,285
Nu Skin Enterprises, Inc. Class A	63,316	3,125
Philip Morris International, Inc.	82,084	5,830
Pilgrim's Pride Corp. (a)	87,992	1,473
Spectrum Brands Holdings, Inc.	29,649	1,686
The Coca-Cola Co.	40,840	1,963
The J.M. Smucker Co.	24,822	2,785
The Kroger Co.	88,849	2,862
The Procter & Gamble Co.	27,156	3,723
Tyson Foods, Inc. Class A	44,410	2,542
Walgreens Boots Alliance, Inc.	83,725	2,850
Walmart, Inc.	23,108	3,206
		65,007

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Value Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Energy (4.1%):
Chevron Corp.	143,406	$9,967
ConocoPhillips	136,536	3,908
Enterprise Products Partners LP	607,124	10,060
EOG Resources, Inc.	96,622	3,308
Exxon Mobil Corp.	154,305	5,033
HollyFrontier Corp.	60,707	1,124
Phillips 66	73,375	3,424
		36,824
Financials (19.6%):
Aflac, Inc.	287,679	9,767
Ameriprise Financial, Inc.	20,629	3,318
Bank of America Corp.	433,952	10,284
Berkshire Hathaway, Inc. Class B (a)	38,279	7,729
Brown & Brown, Inc.	176,934	7,699
Capital One Financial Corp.	34,922	2,552
Cboe Global Markets, Inc.	61,700	5,016
Chubb Ltd.	54,900	7,132
Citigroup, Inc.	168,100	6,963
Citizens Financial Group, Inc.	103,753	2,827
Discover Financial Services	154,978	10,075
Everest Re Group Ltd.	39,131	7,712
Fifth Third Bancorp	114,096	2,649
First Citizens BancShares, Inc. Class A	7,971	3,688
Huntington Bancshares, Inc.	293,786	3,067
JPMorgan Chase & Co.	130,874	12,832
LPL Financial Holdings, Inc.	35,544	2,841
M&T Bank Corp.	35,940	3,723
MetLife, Inc.	131,945	4,994
MSCI, Inc.	5,235	1,831
OneMain Holdings, Inc.	53,509	1,867
Principal Financial Group, Inc.	65,424	2,566
Prudential Financial, Inc.	63,253	4,049
Regions Financial Corp.	331,381	4,407
RenaissanceRe Holdings Ltd.	88,798	14,360
S&P Global, Inc.	6,787	2,190
State Street Corp.	52,963	3,120
SVB Financial Group (a)	13,671	3,974
Synchrony Financial	186,613	4,669
The Progressive Corp.	29,502	2,711
U.S. Bancorp	308,868	12,030
Voya Financial, Inc.	109,100	5,229
		177,871
Health Care (14.8%):
AbbVie, Inc.	38,426	3,270
AmerisourceBergen Corp.	34,459	3,310
Amgen, Inc.	11,080	2,404
Anthem, Inc.	12,142	3,312
Biogen, Inc. (a)	16,260	4,098
Bristol-Myers Squibb Co.	39,905	2,332
Cardinal Health, Inc.	30,731	1,407
Cerner Corp.	49,583	3,475
Chemed Corp.	2,624	1,255
Cigna Corp.	86,927	14,515
CVS Health Corp.	64,183	3,600
Eli Lilly & Co.	11,604	1,514
Hill-Rom Holdings, Inc.	46,000	4,189

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Value Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Humana, Inc.	33,738	$13,471
Johnson & Johnson	145,822	19,995
Laboratory Corp. of America Holdings (a)	14,403	2,877
Medtronic PLC	42,952	4,320
Merck & Co., Inc.	40,886	3,075
Pfizer, Inc.	425,703	15,103
Quest Diagnostics, Inc.	73,406	8,966
UnitedHealth Group, Inc.	31,170	9,511
Universal Health Services, Inc. Class B	19,586	2,146
Veeva Systems, Inc. Class A (a)	10,412	2,812
West Pharmaceutical Services, Inc.	10,304	2,803
		133,760
Industrials (13.3%):
3M Co.	23,950	3,831
Caterpillar, Inc.	17,961	2,821
Cintas Corp.	12,195	3,836
Cummins, Inc.	34,128	7,504
Dover Corp.	40,800	4,517
Eaton Corp. PLC	108,911	11,304
Emerson Electric Co.	66,767	4,326
Fastenal Co.	65,909	2,849
FedEx Corp.	18,400	4,774
Graco, Inc.	27,727	1,716
Honeywell International, Inc.	51,631	8,517
Johnson Controls International PLC	188,400	7,952
ManpowerGroup, Inc.	28,216	1,915
Masco Corp.	118,178	6,334
Old Dominion Freight Line, Inc.	16,640	3,168
Otis Worldwide Corp.	58,611	3,592
Parker-Hannifin Corp.	52,100	10,856
Raytheon Technologies Corp.	109,467	5,946
Robert Half International, Inc.	18,786	952
Sensata Technologies Holding PLC (a)	53,100	2,321
Southwest Airlines Co.	35,325	1,396
Union Pacific Corp.	47,316	8,384
United Rentals, Inc. (a)	34,200	6,098
W.W. Grainger, Inc.	7,321	2,562
		117,471
Information Technology (9.1%):
Applied Materials, Inc.	71,722	4,248
CACI International, Inc. Class A (a)	4,147	865
CDW Corp.	24,242	2,973
Cisco Systems, Inc.	163,677	5,876
Euronet Worldwide, Inc. (a)	89,400	7,942
F5 Networks, Inc. (a)	10,472	1,392
Fair Isaac Corp. (a)	4,752	1,860
FleetCor Technologies, Inc. (a)	13,868	3,064
FLIR Systems, Inc.	22,151	768
Fortinet, Inc. (a)	22,503	2,484
HP, Inc.	241,605	4,340
Intel Corp.	141,332	6,258
International Business Machines Corp.	21,647	2,417
Intuit, Inc.	8,890	2,798
Lam Research Corp.	14,144	4,838
Leidos Holdings, Inc.	80,300	6,665
Micron Technology, Inc. (a)	81,170	4,086
NetApp, Inc.	40,156	1,762
Oracle Corp.	42,797	2,401

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Value Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
QUALCOMM, Inc.	24,473	$3,019
SYNNEX Corp.	6,939	913
Texas Instruments, Inc.	19,611	2,836
Visa, Inc. Class A	29,571	5,373
Zebra Technologies Corp. (a)	9,078	2,575
		81,753
Materials (4.4%):
Celanese Corp.	22,107	2,509
Dow, Inc.	54,539	2,481
Eastman Chemical Co.	23,300	1,884
Ferroglobe PLC (a)(c)(d)	545,600	—	(e)
Huntsman Corp.	194,475	4,724
LyondellBasell Industries NV Class A	65,410	4,477
Nucor Corp.	52,425	2,504
PPG Industries, Inc.	43,568	5,651
Sealed Air Corp.	381,029	15,085
		39,315
Real Estate (4.3%):
Alexandria Real Estate Equities, Inc.	13,419	2,033
AvalonBay Communities, Inc.	14,037	1,953
CBRE Group, Inc. Class A (a)	48,514	2,445
Digital Realty Trust, Inc.	16,172	2,334
Equity LifeStyle Properties, Inc.	118,500	7,013
Essex Property Trust, Inc.	9,353	1,914
Healthpeak Properties, Inc.	69,118	1,864
Host Hotels & Resorts, Inc.	131,151	1,374
Invitation Homes, Inc.	141,773	3,865
Prologis, Inc.	40,411	4,009
Realty Income Corp.	36,593	2,117
SBA Communications Corp.	9,023	2,620
Ventas, Inc.	45,397	1,792
Welltower, Inc.	37,862	2,036
Weyerhaeuser Co.	17,864	488
		37,857
Utilities (5.4%):
Evergy, Inc.	43,728	2,414
Exelon Corp.	345,441	13,779
FirstEnergy Corp.	171,860	5,108
NRG Energy, Inc.	43,471	1,375
PPL Corp.	132,334	3,639
UGI Corp.	72,572	2,347
Vistra Corp.	846,434	14,702
WEC Energy Group, Inc.	47,204	4,746
		48,110
Total Common Stocks (Cost $887,647)		886,286

Collateral for Securities Loaned^ (0.6%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (f)	741,493	741

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Value Fund	October 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
HSBC U.S. Government Money Market Fund I Shares, 0.02% (f)	4,176,335	$4,177
Total Collateral for Securities Loaned (Cost $4,918)		4,918
Total Investments (Cost $892,565) — 99.7%		891,204
Other assets in excess of liabilities — 0.3%		2,757
NET ASSETS - 100.00%		$893,961

At October 31, 2020 the Fund’s investments in foreign securities were 8.4% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security was fair valued based using significant unobservable inputs as of October 31, 2020.
(d)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of October 31, 2020, illiquid securities were less than 0.00% of the Fund’s net assets.
(e)	Rounds to less than $1 thousand.
(f)	Rate disclosed is the daily yield on October 31, 2020.

LP—Limited Partnership
PLC—Public Limited Company